UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2023
Virtus Newfleet Core Plus Bond Fund
Virtus Newfleet High Yield Fund
Virtus Newfleet Low Duration Core Plus Bond Fund
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Newfleet Multi-Sector Short Term Bond Fund
Virtus Newfleet Senior Floating Rate Fund
Virtus Seix Tax-Exempt Bond Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Opportunities Trust Shareholders:
 I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2023.
 The reporting period saw markets stabilize somewhat after a challenging 2022. The Federal Reserve (“Fed”) and other central banks continued to tighten monetary policy in order to control inflation. Several economic indicators improved during the six months, and other positive signs included falling energy prices. However, the failure of several banks toward the end of the period made investors more nervous about the outlook for growth.
U.S. equities posted positive returns for the six months ended March 31, 2023. Large-capitalization stocks returned 15.63%, as measured by the S&P 500® Index, while small-cap stocks were up 9.14%, as measured by the Russell 2000® Index. International equities also saw gains, with developed markets, as measured by the MSCI EAFE® Index (net), up 27.27%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 14.04%.
 In fixed income markets, the yield on the 10-year Treasury fell to 3.48% on March 31, 2023, from 3.83% on September 30, 2022. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 4.89% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, rose 7.89%.
 We remain focused on the long term and committed to your success. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. Thank you for your continued confidence in us.
Sincerely,
George R. Aylward
President, Virtus Opportunities Trust
May 2023
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2022 TO March 31, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares (except for Newfleet Multi-Sector Short Term Bond Fund), and C1 shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares for Newfleet Multi-Sector Short Term Bond Fund are sold without a sales charge. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 1,047.60	0.84%	$ 4.29
	Class C	1,000.00	1,044.40	1.59	8.10
	Class I	1,000.00	1,049.30	0.59	3.01
	Class R6	1,000.00	1,050.00	0.47	2.40
Newfleet High Yield Fund
	Class A	1,000.00	1,072.10	1.03	5.32
	Class C	1,000.00	1,065.90	1.78	9.17
	Class I	1,000.00	1,073.40	0.78	4.03
	Class R6	1,000.00	1,074.30	0.62	3.21
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	1,029.70	0.75	3.80
	Class C	1,000.00	1,025.90	1.50	7.58
	Class I	1,000.00	1,032.00	0.50	2.53
	Class R6	1,000.00	1,032.30	0.43	2.18
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,057.70	0.99	5.08
	Class C	1,000.00	1,051.80	1.74	8.90
	Class I	1,000.00	1,058.40	0.74	3.80
	Class R6	1,000.00	1,059.20	0.60	3.08
Newfleet Multi-Sector Short Term Bond Fund
	Class A	1,000.00	1,034.70	0.90	4.57
	Class C	1,000.00	1,032.90	1.16	5.88
	Class C1	1,000.00	1,030.50	1.66	8.40
	Class I	1,000.00	1,036.00	0.65	3.30
	Class R6	1,000.00	1,036.30	0.52	2.64
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,055.20	1.07	5.48
	Class C	1,000.00	1,052.50	1.81	9.26
	Class I	1,000.00	1,057.70	0.81	4.16
	Class R6	1,000.00	1,058.50	0.67	3.44

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2022 TO March 31, 2023
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Seix Tax-Exempt Bond Fund
	Class A	$1,000.00	$1,053.90	0.83%	$4.25
	Class C	1,000.00	1,050.00	1.58	8.08
	Class I	1,000.00	1,055.20	0.58	2.97

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 1,020.74	0.84%	$ 4.23
	Class C	1,000.00	1,017.00	1.59	8.00
	Class I	1,000.00	1,021.99	0.59	2.97
	Class R6	1,000.00	1,022.59	0.47	2.37
Newfleet High Yield Fund
	Class A	1,000.00	1,019.80	1.03	5.19
	Class C	1,000.00	1,016.06	1.78	8.95
	Class I	1,000.00	1,021.04	0.78	3.93
	Class R6	1,000.00	1,021.84	0.62	3.13
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	1,021.19	0.75	3.78
	Class C	1,000.00	1,017.45	1.50	7.54
	Class I	1,000.00	1,022.44	0.50	2.52
	Class R6	1,000.00	1,022.79	0.43	2.17
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,020.00	0.99	4.99
	Class C	1,000.00	1,016.26	1.74	8.75
	Class I	1,000.00	1,021.24	0.74	3.73
	Class R6	1,000.00	1,021.94	0.60	3.02
Newfleet Multi-Sector Short Term Bond Fund
	Class A	1,000.00	1,020.44	0.90	4.53
	Class C	1,000.00	1,019.15	1.16	5.84
	Class C1	1,000.00	1,016.65	1.66	8.35
	Class I	1,000.00	1,021.69	0.65	3.28
	Class R6	1,000.00	1,022.34	0.52	2.62
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,019.60	1.07	5.39
	Class C	1,000.00	1,015.91	1.81	9.10
	Class I	1,000.00	1,020.89	0.81	4.08
	Class R6	1,000.00	1,021.59	0.67	3.38

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2022 TO March 31, 2023
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Seix Tax-Exempt Bond Fund
	Class A	$1,000.00	$1,020.79	0.83%	$4.18
	Class C	1,000.00	1,017.05	1.58	7.95
	Class I	1,000.00	1,022.04	0.58	2.92

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2023
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Home Loan Mortgage Corporation (“Freddie Mac”)
A government-owned corporation that buys mortgages and packages them into mortgage-backed securities.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans, but backs or guarantees them in the secondary mortgage market.
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) March 31, 2023
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Permanent School Fund Guarantee Program (“PSF GTD”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
School Bond Guaranty (“SCH BD GTY”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Secured Overnight Financing Rate (“SOFR”)
The Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans that is replacing the LIBOR.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2023
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of
March 31, 2023.
Newfleet Core Plus Bond Fund
Corporate Bonds and Notes		34%
Financials	11%
Industrials	4
Energy	4
All other Corporate Bonds and Notes	15
Mortgage-Backed Securities		24
U.S. Government Securities		15
Asset-Backed Securities		13
Municipal Bonds		5
Leveraged Loans		5
Short-Term Investment		2
Other (includes securities lending collateral)		2
Total		100%
Newfleet High Yield Fund
Corporate Bonds and Notes		84%
Energy	18%
Consumer Discretionary	15
Industrials	11
All other Corporate Bonds and Notes	40
Leveraged Loans		6
Short-Term Investment		5
Securities Lending Collateral		2
U.S. Government Security		2
Other		1
Total		100%

Newfleet Low Duration Core Plus Bond Fund
Asset-Backed Securities		35%
Mortgage-Backed Securities		24
Corporate Bonds and Notes		23
Financials	9%
Health Care	2
Materials	2
All other Corporate Bonds and Notes	10
U.S. Government Securities		7
Leveraged Loans		6
Short-Term Investment		4
Other (includes securities lending collateral)		1
Total		100%
Newfleet Multi-Sector Intermediate Bond Fund
Corporate Bonds and Notes		40%
Financials	10%
Energy	8
Industrials	4
All other Corporate Bonds and Notes	18
Mortgage-Backed Securities		13
Asset-Backed Securities		13
U.S. Government Securities		13
Leveraged Loans		11
Foreign Government Securities		7
Preferred Stocks		1
Other (includes securities lending collateral)		2
Total		100%

Newfleet Multi-Sector Short Term Bond Fund
Corporate Bonds and Notes		28%
Financials	10%
Energy	4
Health Care	2
All other Corporate Bonds and Notes	12
Asset-Backed Securities		27
Mortgage-Backed Securities		24
U.S. Government Securities		10
Leveraged Loans		8
Other (includes short-term investment and securities lending collateral)		3
Total		100%
Newfleet Senior Floating Rate Fund
Leveraged Loans		95%
Information Technology	13%
Health Care	11
Service	11
Manufacturing	7
Food / Tobacco	6
Gaming / Leisure	6
Chemicals	4
All other Leveraged Loans	37
Corporate Bonds and Notes		4
Common Stocks		1
Total		100%

Seix Tax-Exempt Bond Fund
Municipal Bonds	100%
Total	100%

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—14.7%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 720	$ 579
3.000%, 8/15/48	3,115	2,720
1.375%, 8/15/50	1,320	793
1.875%, 2/15/51	1,335	912
1.875%, 11/15/51	940	640
2.250%, 2/15/52	950	708
2.875%, 5/15/52	985	843
4.000%, 11/15/52	2,425	2,574
3.625%, 2/15/53	665	660
U.S. Treasury Notes
0.625%, 12/31/27	990	861
1.500%, 2/15/30	1,265	1,109
1.375%, 11/15/31	630	532
4.125%, 11/15/32	795	835
Total U.S. Government Securities (Identified Cost $15,609)		13,766

Municipal Bonds—5.1%
California—0.2%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	250	181
Florida—1.1%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	1,065	1,043
Idaho—0.2%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	163
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	30	24
New York—2.8%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	1,290	1,423
New York State Environmental Facilities Corp. Revenue Taxable 5.000%, 6/15/51	1,070	1,185
		2,608

Texas—0.5%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	255	206
	Par Value	Value

Texas—continued
State of Texas, General Obligation Taxable 3.211%, 4/1/44	$ 80	$ 67
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	205	158
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	80	78
		509

Virginia—0.3%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	285	257
Total Municipal Bonds (Identified Cost $5,244)		4,785

Foreign Government Securities—1.4%
Dominican Republic 144A 4.875%, 9/23/32(1)	420	356
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	200	184
Republic of Serbia 144A 6.500%, 9/26/33(1)(3)	200	198
United Mexican States
2.659%, 5/24/31	425	356
6.350%, 2/9/35	200	213
Total Foreign Government Securities (Identified Cost $1,385)		1,307

Mortgage-Backed Securities—23.4%
Agency—2.0%
Federal Home Loan Mortgage Corp. Pool #SD2026 5.000%, 11/1/52	1,653	1,648
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	6	6
Pool #535371 6.500%, 5/1/30	— (4)	— (4)
Pool #590108 7.000%, 7/1/31	3	3
Pool #880117 5.500%, 4/1/36	21	21
Pool #909092 6.000%, 9/1/37	8	9
Pool #909220 6.000%, 8/1/38	105	109
	Par Value	Value

Agency—continued
Pool #938574 5.500%, 9/1/36	$ 43	$ 44
Pool #986067 6.000%, 8/1/38	2	2
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	7	8
		1,850

Non-Agency—21.4%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(5)	150	140
2021-A, A1 144A 1.065%, 9/25/65(1)(5)	175	154
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(1)	192	185
2015-SFR2, C 144A 4.691%, 10/17/52(1)	125	122
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(1)	255	238
2020-SFR2, C 144A 2.533%, 7/17/37(1)	100	94
2020-SFR2, D 144A 3.282%, 7/17/37(1)	250	234
2021-SFR2, C 144A 1.877%, 8/17/38(1)	100	87
2022-SFR1, C 144A 3.740%, 3/17/39(1)	515	471
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(5)	187	178
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	76	72
2019-2, A1 144A 3.347%, 4/25/49(1)(5)	31	29
2021-1R, A1 144A 1.175%, 10/25/48(1)(5)	89	72
2022-1, A1B 144A 3.269%, 12/25/56(1)(5)	270	239
BPR Trust 2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.364%) 144A 6.191%, 2/15/29(1)(5)	360	352
BX Commercial Mortgage Trust
2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.364%) 144A 6.192%, 10/15/36(1)(5)	144	141
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.788%, 2/15/39(1)(5)	$ 302	$ 282
BX Trust 2019-OC11, D 144A 3.944%, 12/9/41(1)(5)	715	590
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	417	357
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(5)	85	72
2016-SH2, M2 144A 3.750%, 12/25/45(1)(5)	173	152
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.066%, 5/25/34(5)	57	50
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(5)	110	103
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(5)	44	37
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	210	193
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	220	186
2020-1, A1 144A 1.832%, 3/15/50(1)	287	272
2020-3, A 144A 1.358%, 8/15/53(1)	182	164
2020-4, A 144A 1.174%, 12/15/52(1)	267	241
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 5.664%, 5/15/36(1)(5)	369	365
Credit Suisse Mortgage Capital Trust
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(5)	38	34
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(5)	78	66
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(5)	97	86
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(5)	20	18
	Par Value	Value

Non-Agency—continued
2022-1, A1 144A 2.206%, 1/25/67(1)(5)	$ 907	$ 761
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	335	288
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(5)	41	37
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(5)	6	5
2018-1, A23 144A 3.500%, 11/25/57(1)(5)	7	6
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(5)	10	10
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.484%, 2/15/38(1)(5)	395	362
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(5)	573	482
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.316%, 8/15/39(1)(5)	305	303
JPMorgan Chase Mortgage Trust
2017-3, 2A2 144A 2.500%, 8/25/47(1)(5)	27	23
2017-5, A1 144A 3.300%, 10/26/48(1)(5)	28	27
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month Term SOFR + 1.114%, Cap N/A, Floor 1.114%) 144A 5.942%, 12/15/37(1)(5)	143	136
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.484%, 5/15/36(1)(5)	215	213
LHOME Mortgage Trust
2021-RTL1, A1 144A 2.090%, 2/25/26(1)(5)	270	263
2021-RTL2, A1 144A 2.090%, 6/25/26(1)(5)	110	106
MetLife Securitization Trust 2017-1A, M1 144A 3.439%, 4/25/55(1)(5)	305	272
	Par Value	Value

Non-Agency—continued
MFA Trust
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(5)	$ 896	$ 852
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(5)	245	225
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(1)(5)	575	479
2017-3, M2 144A 3.250%, 1/25/61(1)(5)	261	238
2019-1, M2 144A 3.500%, 10/25/69(1)(5)	155	135
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, AS 4.266%, 11/15/46	360	353
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(5)	55	52
2015-2A, A1 144A 3.750%, 8/25/55(1)(5)	39	37
2016-1A, A1 144A 3.750%, 3/25/56(1)(5)	30	28
2016-3A, B1 144A 4.000%, 9/25/56(1)(5)	186	170
2016-4A, B1A 144A 4.500%, 11/25/56(1)(5)	209	197
2018-2A, A1 144A 4.500%, 2/25/58(1)(5)	113	108
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(5)	650	556
2020-1A, A1B 144A 3.500%, 10/25/59(1)(5)	212	195
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(5)	372	334
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)	255	243
2018-1A, A1A 144A 4.000%, 12/25/57(1)(5)	100	94
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(5)	163	133
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(1)(5)	16	15
Preston Ridge Partners Mortgage LLC 2021-2, A1 144A 2.115%, 3/25/26(1)(5)	305	288
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(5)	313	290
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(5)	149	141
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Progress Residential Trust 2019-SFR3, B 144A 2.571%, 9/17/36(1)	$ 235	$ 225
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(5)	351	301
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(5)	122	104
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(5)	16	15
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(5)	24	22
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(5)	36	34
2021-1, A3 144A 1.560%, 7/25/61(1)(5)	186	147
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(5)	60	48
Towd Point Mortgage Trust
2016-4, B1 144A 3.931%, 7/25/56(1)(5)	310	287
2017-1, M1 144A 3.750%, 10/25/56(1)(5)	340	319
2017-4, A2 144A 3.000%, 6/25/57(1)(5)	460	412
2018-6, A2 144A 3.750%, 3/25/58(1)(5)	600	527
2019-1, A1 144A 3.750%, 3/25/58(1)(5)	126	119
2019-2, A2 144A 3.750%, 12/25/58(1)(5)	190	170
2019-4, A2 144A 3.250%, 10/25/59(1)(5)	240	214
2019-HY2, M1 (1 month LIBOR + 1.600%, Cap N/A, Floor 1.600%) 144A 6.445%, 5/25/58(1)(5)	100	96
2020-MH1, A2 144A 2.500%, 2/25/60(1)(5)	405	349
2021-1, A2 144A 2.750%, 11/25/61(1)(5)	355	286
2023-1, A1 144A 3.750%, 1/25/63(1)	492	466
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	177
2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	260
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	71	71
VCAT LLC 2021-NPL2, A1 144A 2.115%, 3/27/51(1)(5)	201	190
	Par Value	Value

Non-Agency—continued
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(5)	$ 100	$ 85
2019-INV2, A1 144A 2.913%, 7/25/59(1)(5)	49	47
2022-4, A1 144A 4.474%, 4/25/67(1)(5)	210	203
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	76	69
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	361	344
		20,120

Total Mortgage-Backed Securities (Identified Cost $23,993)		21,970

Asset-Backed Securities—12.4%
Automobiles—4.7%
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(1)	201	200
American Credit Acceptance Receivables Trust 2022-1, D 144A 2.460%, 3/13/28(1)	270	251
Avis Budget Rental Car Funding LLC (AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	237	237
CarNow Auto Receivables Trust 2023-1A, C 144A 7.240%, 9/15/26(1)	288	287
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)	102	102
2019-3A, D 144A 3.040%, 4/15/25(1)	140	139
2021-N3, D 1.580%, 6/12/28	220	204
CPS Auto Receivables Trust 2019-D, E 144A 3.860%, 10/15/25(1)	265	258
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(1)	265	253
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(1)	384	381
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	300	284
2022-1A, C 144A 3.130%, 5/15/28(1)	270	255
	Par Value	Value

Automobiles—continued
Flagship Credit Auto Trust 2019-2, C 144A 3.090%, 5/15/25(1)	$ 38	$ 38
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(1)	215	201
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	270	241
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	225	217
United Auto Credit Securitization Trust
2021-1, C 144A 0.840%, 6/10/26(1)	49	49
2023-1, B 144A 5.910%, 7/10/28(1)	287	285
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	265	245
2023-1A, C 144A 5.740%, 8/15/28(1)	265	266
		4,393

Consumer Loans—0.8%
ACHV ABS TRUST 2023-1PL, A 144A 6.420%, 3/18/30(1)	239	239
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	256	257
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	270	243
		739

Credit Card—0.5%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	280	260
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	280	265
		525

Equipment—0.4%
NMEF Funding LLC 2021-A, B 144A 1.850%, 12/15/27(1)	385	373
Other—5.9%
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	224	227
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	$ 18	$ 18
2019-A, A 144A 3.140%, 7/16/40(1)	59	56
2019-A, C 144A 4.010%, 7/16/40(1)	251	230
2020-AA, B 144A 2.790%, 7/17/46(1)	270	236
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	59	57
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(1)	219	205
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	162	139
CCG Receivables Trust 2021-1, C 144A 0.840%, 6/14/27(1)	285	266
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	187	187
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	82	76
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	31	30
2021-1A, A 144A 1.270%, 5/15/41(1)	128	114
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	318	286
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	194	180
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	211	184
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	219	201
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	61	57
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	204	173
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	223	192
NMEF Funding LLC
2019-A, C 144A 3.300%, 8/17/26(1)	99	99
2022-A, B 144A 3.350%, 10/16/28(1)	260	245
Octane Receivables Trust
2020-1A, A 144A 1.710%, 2/20/25(1)	27	26
	Par Value	Value

Other—continued
2023-1A, C 144A 6.370%, 9/20/29(1)	$ 285	$ 287
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	248	236
Pawneee Equipment Receivables Series LLC 2022-1, B 144A 5.400%, 7/17/28(1)	300	296
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	335	328
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	141	122
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(1)	106	103
2022-1A, B 144A 3.040%, 7/24/28(1)	425	404
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	389	326
		5,586

Student Loan—0.1%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(1)	83	75
Total Asset-Backed Securities (Identified Cost $12,343)		11,691

Corporate Bonds and Notes—34.1%
Communication Services—1.0%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	23	22
144A 4.750%, 3/1/30(1)	180	156
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	245	135
Sprint Capital Corp. 8.750%, 3/15/32	75	91
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(1)	200	164
T-Mobile USA, Inc. 5.050%, 7/15/33	116	117
Vodafone Group plc 5.625%, 2/10/53	220	217
		902

Consumer Discretionary—1.2%
Ashtead Capital, Inc.
144A 4.375%, 8/15/27(1)	305	292
144A 5.500%, 8/11/32(1)	200	197
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	80	66
Ford Motor Co. 4.750%, 1/15/43	110	84
	Par Value	Value

Consumer Discretionary—continued
MDC Holdings, Inc. 3.966%, 8/6/61	$ 155	$ 93
PulteGroup, Inc. 6.375%, 5/15/33	355	371
Station Casinos LLC 144A 4.500%, 2/15/28(1)	70	63
		1,166

Consumer Staples—1.4%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	100	100
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	240	235
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	290	287
BAT Capital Corp. 7.750%, 10/19/32	308	341
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	90	83
Church & Dwight Co., Inc. 5.000%, 6/15/52	295	293
		1,339

Energy—4.1%
Aker BP ASA 144A 2.000%, 7/15/26(1)	285	256
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	185	184
BP Capital Markets plc 4.875% (6)	340	309
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)(3)	110	108
CrownRock LP 144A 5.000%, 5/1/29(1)	135	126
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	170	149
Ecopetrol S.A. 8.875%, 1/13/33	175	177
Enbridge, Inc. 7.625%, 1/15/83	320	312
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	90	88
Energy Transfer LP Series H 6.500% (6)	230	202
EQM Midstream Partners LP 144A 7.500%, 6/1/30(1)	195	189
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	355	292
Genesis Energy LP 8.875%, 4/15/30	30	30
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	215	242
Kinder Morgan, Inc. 7.750%, 1/15/32	40	46
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	$ 500	$ 514
Petroleos Mexicanos 7.690%, 1/23/50	275	193
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	250	207
USA Compression Partners LP 6.875%, 4/1/26	125	121
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(1)	125	113
		3,858

Financials—10.9%
Allstate Corp. (The) Series B 5.750%, 8/15/53	310	302
Ares Finance Co. LLC 144A 4.000%, 10/8/24(1)	270	260
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	270	214
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)	235	189
Bank of America Corp.
2.687%, 4/22/32	975	814
2.482%, 9/21/36	180	137
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	430	407
Barclays plc 7.437%, 11/2/33	200	221
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	171
Blackstone Private Credit Fund 2.625%, 12/15/26	144	121
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	175	131
Brookfield Finance, Inc. 2.724%, 4/15/31	335	281
Capital One Financial Corp. 2.359%, 7/29/32	272	194
Charles Schwab Corp. (The) Series H 4.000% (6)	335	264
Citadel LP 144A 4.875%, 1/15/27(1)	230	221
Citigroup, Inc.
3.980%, 3/20/30	275	256
6.270%, 11/17/33	175	189
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)	290	258
Discover Financial Services 6.700%, 11/29/32	176	181
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	90	90
	Par Value	Value

Financials—continued
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	$ 280	$ 248
Fifth Third Bancorp 4.337%, 4/25/33	160	140
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	505	403
6.450%, 5/1/36	85	91
Huntington Bancshares, Inc. 2.550%, 2/4/30	180	143
JPMorgan Chase & Co.
5.717%, 9/14/33	255	261
1.953%, 2/4/32	610	491
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	155	122
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	305	245
Lincoln National Corp. (3 month LIBOR + 2.040%) 6.848%, 4/20/67(5)	315	209
MetLife, Inc. Series G 3.850% (6)	185	163
Morgan Stanley
5.948%, 1/19/38	123	122
6.375%, 7/24/42	260	293
OneMain Finance Corp. 6.875%, 3/15/25	155	150
OWL Rock Core Income Corp. 4.700%, 2/8/27	185	167
Prudential Financial, Inc.
5.625%, 6/15/43	330	325
5.125%, 3/1/52	88	78
6.000%, 9/1/52	44	41
6.750%, 3/1/53	185	180
State Street Corp.
4.164%, 8/4/33	295	277
4.821%, 1/26/34	83	83
Synchrony Financial
4.875%, 6/13/25	40	37
3.700%, 8/4/26	62	54
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	273
Toronto-Dominion Bank (The) 8.125%, 10/31/82	235	239
Wells Fargo & Co. Series BB 3.900% (6)	365	322
Zions Bancorp NA 3.250%, 10/29/29	250	175
		10,233

Health Care—2.7%
Amgen, Inc.
5.250%, 3/2/33	109	112
5.650%, 3/2/53	83	86
	Par Value	Value

Health Care—continued
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	$ 310	$ 280
CVS Health Corp. 4.300%, 3/25/28	310	305
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	305	270
GE HealthCare Technologies, Inc. 144A 5.857%, 3/15/30(1)	205	215
HCA, Inc. 5.250%, 6/15/49	170	153
Illumina, Inc. 2.550%, 3/23/31	373	308
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(7)	70	52
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	175	157
Universal Health Services, Inc. 2.650%, 1/15/32	365	285
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	107	102
Viatris, Inc.
2.300%, 6/22/27	226	198
144A 2.300%, 6/22/27(1)	2	1
		2,524

Industrials—4.2%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	390	378
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	245	219
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	260	244
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	225	186
Boeing Co. (The) 5.930%, 5/1/60	274	274
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	276	226
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	5	5
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	465	390
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 7/30/27	193	177
Ferguson Finance plc 144A 4.650%, 4/20/32(1)	370	352
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	$ 215	$ 185
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	354	303
Icahn Enterprises LP 5.250%, 5/15/27	200	188
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)	285	285
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	150	140
Sempra Global 144A 3.250%, 1/15/32(1)	339	283
TransDigm, Inc. 5.500%, 11/15/27	100	94
		3,929

Information Technology—2.7%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)	125	114
144A 4.000%, 7/1/29(1)	140	126
Broadcom, Inc. 4.150%, 11/15/30	255	237
CDW LLC 3.569%, 12/1/31	287	247
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	125	104
Dell International LLC 8.100%, 7/15/36	197	230
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	213	201
HP, Inc. 5.500%, 1/15/33	260	258
Kyndryl Holdings, Inc. 2.700%, 10/15/28	198	166
Leidos, Inc. 2.300%, 2/15/31	475	385
Motorola Solutions, Inc. 4.600%, 5/23/29	180	175
Oracle Corp.
6.250%, 11/9/32	110	118
5.550%, 2/6/53	110	105
3.850%, 4/1/60	60	42
		2,508

Materials—1.8%
ArcelorMittal S.A. 6.800%, 11/29/32	200	210
Avient Corp. 144A 7.125%, 8/1/30(1)	155	160
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	300	280
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	140	143
	Par Value	Value

Materials—continued
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	$ 215	$ 206
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	355	298
International Flavors & Fragrances, Inc.
144A 2.300%, 11/1/30(1)	170	136
144A 3.468%, 12/1/50(1)	50	34
Teck Resources Ltd. 6.125%, 10/1/35	265	274
		1,741

Real Estate—2.1%
EPR Properties 4.750%, 12/15/26	185	161
GLP Capital LP
5.750%, 6/1/28	136	133
3.250%, 1/15/32	148	120
Iron Mountain, Inc. 144A 4.500%, 2/15/31(1)	215	185
Kite Realty Group Trust 4.750%, 9/15/30	255	230
MPT Operating Partnership LP 3.500%, 3/15/31	190	128
Office Properties Income Trust 4.500%, 2/1/25	190	164
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	330	260
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	355	266
VICI Properties LP
4.950%, 2/15/30	175	164
5.125%, 5/15/32	175	165
		1,976

Utilities—2.0%
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	190	182
CMS Energy Corp. 4.750%, 6/1/50	210	181
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	200	223
Exelon Corp. 5.600%, 3/15/53	220	224
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	130	134
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	235	244
	Par Value	Value

Utilities—continued
Puget Energy, Inc.
2.379%, 6/15/28	$ 204	$ 180
4.224%, 3/15/32	158	145
Southern Co. (The) Series 21-A 3.750%, 9/15/51	359	301
Vistra Corp. 144A 8.000% (1)(6)	100	93
		1,907

Total Corporate Bonds and Notes (Identified Cost $34,829)		32,083

Leveraged Loans—5.0%
Aerospace—0.5%
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.407%, 6/7/28(5)	92	91
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 8.558%, 10/20/27(5)	114	118
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.213%, 6/21/27(5)	102	106
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.148%, 8/24/28(5)	144	143
		458

Chemicals—0.3%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.657%, 11/8/27(5)	279	279
Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (1-3 month LIBOR + 2.250%) 7.120% - 7.230%, 2/11/28(5)	122	121
Energy—0.3%
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 8.308%, 12/21/28(5)	124	119
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.063%, 10/5/28(5)	122	120
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Whitewater Whistler Holdings LLC (3 month Term SOFR + 3.850%) 8.657%, 2/15/30(5)	$ 25	$ 25
		264

Financials—0.1%
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 7.890%, 6/15/25(5)	87	86
Food / Tobacco—0.2%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.109%, 5/16/29(5)	45	44
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 7.075%, 8/3/25(5)	169	169
		213

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 6.510%, 7/1/26(5)	192	191
Gaming / Leisure—0.5%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.157%, 2/6/30(5)	50	50
Hilton Worldwide Finance LLC Tranche B-2 (1 month Term SOFR + 1.750%) 6.642%, 6/22/26(5)	125	125
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 7.960%, 4/13/29(5)	65	64
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 7.100%, 2/8/27(5)	122	121
	Par Value	Value

Gaming / Leisure—continued
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.570%, 4/29/26(5)	$ 81	$ 80
		440

Health Care—0.5%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 7.438%, 1/4/26(5)	64	64
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 8.575%, 11/16/25(5)	104	99
Medline Borrower LP (1 month LIBOR + 3.250%) 8.090%, 10/23/28(5)	180	175
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.157%, 4/20/29(5)	94	93
		431

Housing—0.1%
Standard Industries, Inc. (1 month LIBOR + 2.250%) 7.116%, 9/22/28(5)	123	123
Information Technology—0.7%
Applied Systems, Inc. 2026 (3 month Term SOFR + 4.500%) 9.398%, 9/18/26(5)	223	222
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 2.250%) 7.090%, 9/21/28(5)	123	122
Open Text Corp. (1 month Term SOFR + 3.600%) 8.407%, 1/31/30(5)	80	80
Sophia LP Tranche B (3 month LIBOR + 3.500%) 8.659%, 10/7/27(5)	122	120
UKG, Inc. 2021-2, First Lien (3 month LIBOR + 3.250%) 8.032%, 5/4/26(5)	122	119
		663

Manufacturing—0.2%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 8.306%, 10/8/27(5)	84	83
	Par Value	Value

Manufacturing—continued
NCR Corp. (3 month LIBOR + 2.500%) 7.330%, 8/28/26(5)	$ 108	$ 106
		189

Media / Telecom - Broadcasting—0.1%
Nexstar Media, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 7.340%, 9/18/26(5)	74	74
Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.840%, 8/2/27(5)	111	106
Media / Telecom - Diversified Media—0.0%
Creative Artists Agency LLC 2023 (1 month Term SOFR + 3.500%) 8.307%, 11/27/28(5)	20	20
Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 6.600%, 4/11/25(5)	220	220
Retail—0.2%
PetsMart LLC (1 month Term SOFR + 3.850%) 8.657%, 2/11/28(5)	190	188
Service—0.3%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 8.095%, 2/6/26(5)	121	120
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.048%, 11/23/28(5)	123	121
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 8.590%, 2/1/28(5)	84	83
		324

See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—0.1%
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.656% - 7.870%, 2/28/30(5)	$ 70	$ 69
Utilities—0.3%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.590%, 8/1/25(5)	252	250
Total Leveraged Loans (Identified Cost $4,717)		4,709

	Shares
Preferred Stocks—0.6%
Financials—0.4%
JPMorgan Chase & Co. Series HH, 4.600%	106 (8)	99
MetLife, Inc. Series D, 5.875%	108 (8)	100
Truist Financial Corp. Series Q, 5.100%	195 (8)	171
		370

Industrials—0.2%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.196%(5)	161 (8)	161
Total Preferred Stocks (Identified Cost $553)		531

Total Long-Term Investments—96.7% (Identified Cost $98,673)		90,842

	Shares	Value

Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(9)	2,287,947	$ 2,288
Total Short-Term Investment (Identified Cost $2,288)		2,288

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(9)(10)	303,484	304
Total Securities Lending Collateral (Identified Cost $304)		304

TOTAL INVESTMENTS—99.4% (Identified Cost $101,265)		$93,434
Other assets and liabilities, net—0.6%		566
NET ASSETS—100.0%		$94,000

Abbreviations:
ABS	Asset-Backed Securities
BAM	Build America Municipal Insured
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $43,616 or 46.4% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	All or a portion of security is on loan.
(4)	Amount is less than $500.
(5)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	No contractual maturity date.
(7)	Security in default, interest payments are being received during the bankruptcy proceedings.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	92%
Canada	2
Mexico	1
United Kingdom	1
Indonesia	1
Bermuda	1
Netherlands	1
Other	1
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$11,691	$ —	$11,691
Corporate Bonds and Notes	32,083	—	32,083
Foreign Government Securities	1,307	—	1,307
Leveraged Loans	4,709	—	4,709
Mortgage-Backed Securities	21,970	—	21,970
Municipal Bonds	4,785	—	4,785
U.S. Government Securities	13,766	—	13,766
Equity Securities:
Preferred Stocks	531	—	531
Money Market Mutual Fund	2,288	2,288	—
Securities Lending Collateral	304	304	—
Total Investments	$93,434	$2,592	$90,842
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
Security held by the Fund with an end of period value of $349 was transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Security—1.7%
U.S. Treasury Note 3.125%, 11/15/28	$ 835	$ 814
Total U.S. Government Security (Identified Cost $810)		814

Corporate Bonds and Notes—84.9%
Communication Services—9.5%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	200	128
Altice France S.A. 144A 5.125%, 7/15/29(1)	400	301
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	350	331
144A 6.375%, 9/1/29(1)	17	16
144A 4.750%, 3/1/30(1)	615	533
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	280	203
CSC Holdings LLC
5.250%, 6/1/24	280	270
144A 7.500%, 4/1/28(1)	410	261
DISH DBS Corp.
5.875%, 11/15/24	265	236
7.750%, 7/1/26	465	307
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	380	318
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	257
McGraw-Hill Education, Inc.
144A 5.750%, 8/1/28(1)	310	270
144A 8.000%, 8/1/29(1)	340	279
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	365	237
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	139
Telesat Canada 144A 6.500%, 10/15/27(1)	175	54
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	280	281
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	290	237
		4,658

Consumer Discretionary—14.7%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)	200	196
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	280	280
144A 8.125%, 7/1/27(1)	175	179
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	360	297
Clarios Global LP 144A 8.500%, 5/15/27(1)	300	301
eG Global Finance plc
144A 6.750%, 2/7/25(1)	200	185
	Par Value	Value

Consumer Discretionary—continued
144A 8.500%, 10/30/25(1)	$ 355	$ 332
Ford Motor Co.
3.250%, 2/12/32	581	457
4.750%, 1/15/43	225	173
Ford Motor Credit Co. LLC
4.125%, 8/17/27	200	183
7.350%, 3/6/30	200	205
Gates Global LLC 144A 6.250%, 1/15/26(1)	315	309
Hilton Domestic Operating Co., Inc. 144A 3.625%, 2/15/32(1)	435	367
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	360	315
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	310	277
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	365	300
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	200	167
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	405	380
Nordstrom, Inc. 4.250%, 8/1/31	495	354
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	365	269
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	315	293
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	15	16
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	410	406
Station Casinos LLC 144A 4.500%, 2/15/28(1)	335	302
Taylor Morrison Communities, Inc. 144A 5.125%, 8/1/30(1)	340	314
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	460	388
		7,245

Consumer Staples—2.5%
Albertsons Cos., Inc.
144A 4.625%, 1/15/27(1)	455	440
144A 6.500%, 2/15/28(1)	125	125
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	167
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	400	304
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	215	171
		1,207

	Par Value	Value

Energy—18.5%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	$ 410	$ 407
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	340	326
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	310	300
BP Capital Markets plc 4.875% (2)	285	259
Cheniere Energy, Inc. 4.625%, 10/15/28	175	166
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)(3)	320	315
144A 5.875%, 2/1/29(1)	165	157
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	440	434
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	367	383
CrownRock LP
144A 5.625%, 10/15/25(1)	260	255
144A 5.000%, 5/1/29(1)	230	214
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	420	368
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	286	278
Energy Transfer LP Series H 6.500% (2)	495	436
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	81	80
144A 7.500%, 6/1/30(1)	145	141
Genesis Energy LP 8.875%, 4/15/30	60	61
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	258
144A 6.000%, 2/1/31(1)	245	226
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(4)	300	279
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	335	326
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(2)(5)	115	1
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	355	339
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	335	314
Occidental Petroleum Corp.
6.625%, 9/1/30	360	379
6.125%, 1/1/31	460	477
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	175	164
Southwestern Energy Co. 5.375%, 2/1/29	300	283
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	380	348
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Transocean, Inc.
144A 11.500%, 1/30/27(1)	$ 143	$ 148
144A 8.750%, 2/15/30(1)	245	250
USA Compression Partners LP 6.875%, 4/1/26	250	243
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	27
144A 4.125%, 8/15/31(1)	500	439
		9,081

Financials—6.4%
Acrisure LLC 144A 7.000%, 11/15/25(1)	550	516
Alliant Holdings Intermediate LLC 144A 6.750%, 10/15/27(1)	257	238
Block, Inc. 3.500%, 6/1/31(3)	335	275
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	375	317
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(1)	295	254
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	280	162
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	383
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	600	510
Navient Corp. 5.875%, 10/25/24	185	180
OneMain Finance Corp. 6.875%, 3/15/25	330	320
		3,155

Health Care—7.9%
1375209 BC Ltd. 144A 9.000%, 1/30/28(1)	29	29
Akumin, Inc. 144A 7.000%, 11/1/25(1)	320	252
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	45	29
144A 11.000%, 9/30/28(1)	52	38
144A 14.000%, 10/15/30(1)	10	6
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	585	521
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	25	15
144A 6.125%, 4/1/30(1)	215	130
144A 5.250%, 5/15/30(1)	285	224
144A 4.750%, 2/15/31(1)	160	118
DaVita, Inc. 144A 3.750%, 2/15/31(1)	435	343
	Par Value	Value

Health Care—continued
Endo Dac 144A 9.500%, 7/31/27(1)(6)	$ 50	$ 4
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	105	17
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	5	5
144A 4.375%, 2/15/27(1)	285	233
Medline Borrower LP 144A 5.250%, 10/1/29(1)	555	482
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(7)	256	190
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	90	89
144A 10.000%, 4/15/27(1)	76	77
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	310	187
Tenet Healthcare Corp.
4.875%, 1/1/26	180	176
6.250%, 2/1/27	130	128
144A 6.125%, 6/15/30(1)	195	192
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	245	220
5.125%, 5/9/29	200	183
		3,888

Industrials—10.5%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	380	365
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	180	149
Boeing Co. (The) 5.930%, 5/1/60	381	381
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	15	16
144A 9.500%, 1/1/31(1)	275	290
Deluxe Corp. 144A 8.000%, 6/1/29(1)	150	110
Fortress Transportation & Infrastructure Investors LLC
144A 6.500%, 10/1/25(1)	231	231
144A 9.750%, 8/1/27(1)	40	42
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	425	366
Icahn Enterprises LP
6.250%, 5/15/26	220	216
5.250%, 5/15/27	280	263
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	310	287
OT Merger Corp. 144A 7.875%, 10/15/29(1)	140	83
Regal Rexnord Corp.
144A 6.300%, 2/15/30(1)	280	282
144A 6.400%, 4/15/33(1)	146	146
	Par Value	Value

Industrials—continued
Ritchie Bros Holdings, Inc. 144A 7.750%, 3/15/31(1)	$ 290	$ 304
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	405
SRS Distribution, Inc. 144A 6.125%, 7/1/29(1)	370	312
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	430	360
TransDigm, Inc.
144A 6.750%, 8/15/28(1)	145	146
144A 6.250%, 3/15/26(1)	115	115
5.500%, 11/15/27	310	292
		5,161

Information Technology—3.3%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)	160	161
ams-OSRAM AG 144A 7.000%, 7/31/25(1)	285	267
CDW LLC 3.569%, 12/1/31	290	249
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	130	113
144A 6.500%, 10/15/28(1)	340	282
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	200	160
Viasat, Inc. 144A 5.625%, 9/15/25(1)	415	394
		1,626

Materials—8.0%
ArcelorMittal S.A. 6.800%, 11/29/32	340	357
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	378	302
Avient Corp. 144A 7.125%, 8/1/30(1)	350	361
Cleveland-Cliffs, Inc.
7.000%, 3/15/27	170	166
144A 6.750%, 3/15/26(1)	115	117
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	485	465
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	475	423
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	455	420
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	390	372
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	265	240
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	245	243
144A 6.625%, 11/1/25(1)	265	244
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Materials—continued
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	$ 263	$ 223
		3,933

Real Estate—1.3%
Iron Mountain, Inc. 144A 4.500%, 2/15/31(1)	405	348
MPT Operating Partnership LP 3.500%, 3/15/31	465	313
		661

Utilities—2.3%
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	286
144A 5.875%, 4/1/29(1)	175	150
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)(3)	305	258
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	240	228
Vistra Corp. 144A 8.000% (1)(2)	220	205
		1,127

Total Corporate Bonds and Notes (Identified Cost $45,951)		41,742

Leveraged Loans—5.8%
Aerospace—0.6%
Kestrel Bidco, Inc. (3 month LIBOR + 3.000%) 0.000%, 12/11/26(8)(9)	305	292
Consumer Non-Durables—0.3%
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 8.840%, 6/30/24(9)	160	156
Energy—0.4%
Traverse Midstream Partners LLC (3 month Term SOFR + 3.850%) 8.726%, 2/16/28(9)	191	188
Forest Prod / Containers—0.6%
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.750%) 10.129%, 2/12/26(9)	306	280
	Par Value	Value

Gaming / Leisure—0.2%
ECL Entertainment LLC Tranche B (1 month Term SOFR + 7.500%) 12.422%, 5/1/28(9)	$ 118	$ 117
Health Care—1.1%
Envision Healthcare Corp.
(3 month Term SOFR + 3.750%) 8.648%, 3/31/27(9)	87	13
(3 month Term SOFR + 4.250%) 9.148%, 3/31/27(9)	36	8
(3 month Term SOFR + 8.025%) 12.923%, 3/31/27(9)	10	9
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 8.575%, 11/16/25(9)	255	242
Sotera Health Holdings LLC (3 month LIBOR + 3.000%) 0.000%, 12/11/26(8)(9)	250	246
		518

Information Technology—0.8%
Finastra USA, Inc. First Lien (3 month LIBOR + 3.500%) 8.325%, 6/13/24(9)	244	228
Infinite Bidco LLC Second Lien (3 month LIBOR + 7.000%) 12.159%, 3/2/29(9)	175	154
		382

Manufacturing—0.6%
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 9.909%, 6/23/28(9)	148	140
Second Lien (3 month LIBOR + 8.250%) 13.409%, 6/25/29(9)	190	171
		311

Metals / Minerals—0.7%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 8.782%, 7/31/26(9)	360	350
	Par Value	Value

Service—0.5%
Carlisle Foodservice Products, Inc. First Lien (3 month LIBOR + 3.000%) 7.953%, 3/20/25(9)	$ 77	$ 69
Sweetwater Borrower LLC (1 month LIBOR + 4.250%) 9.125%, 8/7/28(9)	192	182
		251

Utilities—0.0%
Lightstone HoldCo LLC
Tranche B (1 month Term SOFR + 5.750%) 10.557%, 1/29/27(9)	1	1
Tranche C (1 month Term SOFR + 5.750%) 10.557%, 1/29/27(9)	— (10)	— (10)
		1

Total Leveraged Loans (Identified Cost $3,021)		2,846

	Shares
Preferred Stocks—1.1%
Financials—0.8%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250 (11)	220
Citigroup, Inc. Series T, 6.250%	190 (11)	182
		402

Industrials—0.3%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.196%(9)	134 (11)	134
Total Preferred Stocks (Identified Cost $571)		536

Common Stocks—0.4%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(5)(12)	33,144	20
NMG Parent LLC(5)(12)	116	16
		36

See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Energy—0.3%
QuarterNorth Energy Holding, Inc.(12)	1,072	$ 151
Total Common Stocks (Identified Cost $306)		187

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(5)(12)	8,563	10
Total Rights (Identified Cost $7)		10

Total Long-Term Investments—93.9% (Identified Cost $50,666)		46,135

Short-Term Investment—5.2%
Money Market Mutual Fund—5.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(13)	2,538,753	2,539
Total Short-Term Investment (Identified Cost $2,539)		2,539

	Shares	Value

Securities Lending Collateral—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(13)(14)	849,562	$ 850
Total Securities Lending Collateral (Identified Cost $850)		850

TOTAL INVESTMENTS—100.8% (Identified Cost $54,055)		$49,524
Other assets and liabilities, net—(0.8)%		(376)
NET ASSETS—100.0%		$49,148

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $33,754 or 68.7% of net assets.
(2)	No contractual maturity date.
(3)	All or a portion of security is on loan.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	Security in default, interest payments are being received during the bankruptcy proceedings.
(8)	This loan will settle after March 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(9)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(10)	Amount is less than $500.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	84%
Canada	5
United Kingdom	2
Australia	2
Netherlands	2
Luxembourg	1
Germany	1
Other	3
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$41,742	$ —	$41,741	$ 1
Leveraged Loans	2,846	—	2,846	—
U.S. Government Security	814	—	814	—
Equity Securities:
Preferred Stocks	536	—	536	—
Rights	10	—	—	10
Common Stocks	187	—	151	36
Money Market Mutual Fund	2,539	2,539	—	—
Securities Lending Collateral	850	850	—	—
Total Investments	$49,524	$3,389	$46,088	$47
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2023.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—6.6%
U.S. Treasury Notes
0.125%, 8/31/23	$ 7,085	$ 6,953
2.500%, 4/30/24	7,030	6,875
4.125%, 1/31/25	16,805	16,800
Total U.S. Government Securities (Identified Cost $30,626)		30,628

Foreign Government Securities—0.3%
Dominican Republic 144A 5.500%, 2/22/29(1)	1,090	1,024
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	200	201
Republic of South Africa 5.875%, 9/16/25	265	264
Total Foreign Government Securities (Identified Cost $1,567)		1,489

Mortgage-Backed Securities—24.3%
Agency—0.2%
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	72	73
Pool #AD3841 4.500%, 4/1/40	21	21
Pool #AD6058 4.000%, 8/1/25	6	6
Pool #AL7532 3.000%, 11/1/27	140	136
Pool #AO5149 3.000%, 6/1/27	36	35
Pool #AS5730 3.000%, 9/1/30	352	337
Pool #MA0908 4.000%, 11/1/31	95	93
Pool #MA3663 3.500%, 5/1/49	182	171
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	— (2)	— (2)
Pool #780023 7.000%, 9/15/24	— (2)	— (2)
		872

Non-Agency—24.1%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(3)	457	427
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	170	164
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(1)	940	877
	Par Value	Value

Non-Agency—continued
2020-SFR3, B 144A 1.806%, 9/17/37(1)	$ 2,400	$ 2,207
2021-SFR2, C 144A 1.877%, 8/17/38(1)	1,010	882
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	981	882
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	731	663
2021-7, A1 144A 1.978%, 10/25/66(1)(3)	933	762
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	2,459	2,046
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	523	499
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	996	935
2020-1, A1B 144A 2.100%, 3/25/55(1)	939	864
BPR Trust 2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.364%) 144A 6.191%, 2/15/29(1)(3)	755	737
BRAVO Residential Funding Trust 2021-NQM3, A1 144A 1.699%, 4/25/60(1)(3)	1,973	1,772
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	435	405
BX Commercial Mortgage Trust 2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.364%) 144A 6.192%, 10/15/36(1)(3)	880	860
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 5.704%, 5/15/35(1)(3)	1,265	1,227
2019-OC11, B 144A 3.605%, 12/9/41(1)	811	681
2022-CLS, A 144A 5.760%, 10/13/27(1)	2,212	2,160
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	2,252	1,931
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	214	181
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	384	337
	Par Value	Value

Non-Agency—continued
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%, Cap N/A, Floor 1.120%) 144A 5.804%, 6/15/34(1)(3)	$ 367	$ 357
Citigroup Mortgage Loan Trust, Inc.
2015-PS1, A1 144A 3.750%, 9/25/42(1)(3)	29	27
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	1,071	1,015
COLT Funding LLC 2021-3R, A1 144A 1.051%, 12/25/64(1)(3)	1,051	900
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(1)(3)	1,952	1,810
2022-4, A1 144A 4.301%, 3/25/67(1)(3)	638	610
2021-2R, A1 144A 0.798%, 7/27/54(1)	371	316
COLT Mortgage Pass-Through Certificates
2021-1R, A1 144A 0.857%, 5/25/65(1)(3)	429	360
2021-1R, A3 144A 1.421%, 5/25/65(1)(3)	901	748
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	1,035	951
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(3)	950	868
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(1)	1,626	1,538
2020-4, A 144A 1.174%, 12/15/52(1)	1,307	1,180
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 5.664%, 5/15/36(1)(3)	1,451	1,437
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(3)	695	664
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	1,730	1,507
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	105	94
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	$ 233	$ 215
2020-1, A1 144A 2.006%, 5/25/65(1)(3)	394	376
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	1,500	1,348
2021-1, A2 144A 1.003%, 2/25/66(1)(3)	530	440
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 6.385%, 7/15/38(1)(3)	1,054	1,021
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	440	401
2020-SFR2, B 144A 1.567%, 10/19/37(1)	2,045	1,846
2021-SFR1, D 144A 2.189%, 8/17/38(1)	1,050	903
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(3)	71	66
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	52	47
2019-2, A52 144A 3.500%, 6/25/59(1)(3)	411	388
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(3)	93	88
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.484%, 2/15/38(1)(3)	2,085	1,910
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(3)	1,426	1,194
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	988
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.316%, 8/15/39(1)(3)	1,765	1,751
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(3)	1,395	1,352
	Par Value	Value

Non-Agency—continued
2015-C32, AS 3.984%, 11/15/48	$ 2,200	$ 2,071
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	99	90
2014-2, 2A2 144A 3.500%, 6/25/29(1)(3)	191	184
2014-2, AM 144A 3.360%, 6/25/29(1)(3)	259	248
2015-1, AM1 144A 5.692%, 12/25/44(1)(3)	47	45
2015-5, A2 144A 5.853%, 5/25/45(1)(3)	249	244
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	214	185
2017-5, A1 144A 3.300%, 10/26/48(1)(3)	343	331
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month Term SOFR + 1.114%, Cap N/A, Floor 1.114%) 144A 5.942%, 12/15/37(1)(3)	1,459	1,392
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.484%, 5/15/36(1)(3)	1,040	1,030
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 2/25/26(1)(3)	1,000	976
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(1)(3)	1,420	1,337
2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	2,007	1,945
MFA Trust
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	799	733
2021-INV1, A1 144A 0.852%, 1/25/56(1)(3)	140	123
Mill City Mortgage Loan Trust
2017-3, M2 144A 3.250%, 1/25/61(1)(3)	1,013	923
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	656	608
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 6.010%, 6/25/44(1)(3)	239	230
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	484	453
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	523	485
	Par Value	Value

Non-Agency—continued
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	$ 288	$ 264
2016-3A, A1 144A 3.750%, 9/25/56(1)(3)	302	279
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	1,319	1,214
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	839	792
2020-1A, A1B 144A 3.500%, 10/25/59(1)(3)	1,141	1,050
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(3)	487	437
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(3)	1,152	1,053
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	673	634
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,036	981
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(3)	1,308	1,087
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	2,276	2,054
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(3)	47	45
2018-1, A2 (1 month LIBOR + 0.650%) 144A 5.495%, 6/25/57(1)(3)	109	101
Preston Ridge Partners Mortgage LLC
2021-3, A1 144A 1.867%, 4/25/26(1)(3)	458	437
2021-RPL2, A1 144A 1.455%, 10/25/51(1)(3)	569	505
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(3)	1,173	1,086
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)	685	656
2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	445
2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	887
2020-SFR3, A 144A 1.294%, 10/17/27(1)	344	312
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,050	919
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	104	90
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(3)	301	257
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(1)(3)	$ 150	$ 147
2020-1, A1 144A 2.376%, 1/26/60(1)(3)	532	505
SBA Tower Trust 144A 1.631%, 11/15/26(1)	1,900	1,664
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(3)	235	227
2021-1, A3 144A 1.560%, 7/25/61(1)(3)	415	329
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	76	72
2020-3, A1 144A 1.486%, 4/25/65(1)(3)	227	213
2021-3, A2 144A 1.395%, 6/25/56(1)(3)	595	480
2021-3, A3 144A 1.518%, 6/25/56(1)(3)	299	240
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(3)	1,089	1,065
2016-2, M2 144A 3.000%, 8/25/55(1)(3)	3,370	3,084
2017-1, A2 144A 3.500%, 10/25/56(1)(3)	2,355	2,255
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	1,565	1,450
2018-3, A1 144A 3.750%, 5/25/58(1)(3)	755	722
2018-6, A1A 144A 3.750%, 3/25/58(1)(3)	955	928
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	296	281
2019-HY2, M1 (1 month LIBOR + 1.600%, Cap N/A, Floor 1.600%) 144A 6.445%, 5/25/58(1)(3)	1,450	1,392
2015-4, M1 144A 3.750%, 4/25/55(1)(3)	2	2
2017-6, A2 144A 3.000%, 10/25/57(1)(3)	1,170	1,070
Towd Point Trust 2021-HE1, M1 144A 1.500%, 2/25/63(1)(3)	493	460
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(1)(3)	1,127	1,043
VCAT LLC 2021-NPL2, A1 144A 2.115%, 3/27/51(1)(3)	678	640
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(1)(3)	550	485
	Par Value	Value

Non-Agency—continued
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(1)(3)	$ 668	$ 645
2021-3, A1 144A 1.046%, 6/25/66(1)(3)	1,630	1,358
2022-7, A1 144A 5.152%, 7/25/67(1)(3)	3,052	2,988
2020-1, A1 144A 2.417%, 1/25/60(1)(3)	539	509
2021-R1, A1 144A 0.820%, 10/25/63(1)(3)	1,008	904
2021-R2, A1 144A 0.918%, 2/25/64(1)(3)	272	233
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(3)	2,533	2,363
2021-1R, A1 144A 1.280%, 5/25/56(1)	1,662	1,514
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	1,690	1,612
2015-P2, A3 3.541%, 12/15/48	1,382	1,315
Wells Fargo Mortgage Backed Securities Trust
2004-K, 1A2 3.615%, 7/25/34(3)	34	34
2004-U, A1 4.017%, 10/25/34(3)	11	10
2020-4, A1 144A 3.000%, 7/25/50(1)(3)	270	231
		111,903

Total Mortgage-Backed Securities (Identified Cost $123,034)		112,775

Asset-Backed Securities—35.9%
Automobiles—18.1%
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	1,690	1,666
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(1)	1,117	1,114
American Credit Acceptance Receivables Trust
2021-1, C 144A 0.830%, 3/15/27(1)	886	872
2021-3, C 144A 0.980%, 11/15/27(1)	1,750	1,715
2022-1, D 144A 2.460%, 3/13/28(1)	2,370	2,205
Arivo Acceptance Auto Loan Receivables Trust
2021-1A, A 144A 1.190%, 1/15/27(1)	332	321
2022-2A, A 144A 6.900%, 1/16/29(1)	670	670
	Par Value	Value

Automobiles—continued
Avid Automobile Receivables Trust
2021-1, D 144A 1.990%, 4/17/28(1)	$ 400	$ 366
2023-1, A 144A 6.630%, 7/15/26(1)	1,390	1,388
Avis Budget Rental Car Funding LLC
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	1,475	1,385
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	400	367
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,750	1,551
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	1,181	1,180
CarNow Auto Receivables Trust
2020-1A, C 144A 3.840%, 9/16/24(1)	80	80
2021-1A, B 144A 1.380%, 2/17/26(1)	114	113
2021-2A, B 144A 1.300%, 1/15/26(1)	1,131	1,116
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)	147	147
2019-3A, D 144A 3.040%, 4/15/25(1)	846	838
2019-3A, E 144A 4.600%, 7/15/26(1)	1,445	1,400
2020-N1A, D 144A 3.430%, 1/15/26(1)	1,202	1,186
2020-P1, B 0.920%, 11/9/26	1,340	1,201
2021-N1, C 1.300%, 1/10/28	551	512
2021-N2, C 1.070%, 3/10/28	683	631
2021-N3, D 1.580%, 6/12/28	1,490	1,383
2022-N1, C 144A 3.320%, 12/11/28(1)	1,825	1,761
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(1)	1,985	1,801
CPS Auto Receivables Trust
2019-D, E 144A 3.860%, 10/15/25(1)	1,900	1,853
2020-C, C 144A 1.710%, 8/17/26(1)	101	101
2022-D, D 144A 8.730%, 1/16/29(1)	1,335	1,366
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Credit Acceptance Auto Loan Trust 2022-1A, A 144A 4.600%, 6/15/32(1)	$ 1,520	$ 1,491
DT Auto Owner Trust
2020-2A, C 144A 3.280%, 3/16/26(1)	804	796
2021-2A, C 144A 1.100%, 2/16/27(1)	2,015	1,934
2023-1A, B 144A 5.190%, 10/16/28(1)	1,534	1,523
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(1)	1,605	1,580
2020-1A, D 144A 2.730%, 12/15/25(1)	1,001	981
2020-3A, E 144A 3.440%, 8/17/26(1)	1,985	1,902
2022-3A, C 5.300%, 9/15/27	895	888
2018-4A, D 144A 4.350%, 9/16/24(1)	210	210
First Investors Auto Owner Trust
2021-1A, B 144A 0.890%, 3/15/27(1)	2,150	2,088
2021-1A, C 144A 1.170%, 3/15/27(1)	1,895	1,792
2021-2A, C 144A 1.470%, 11/15/27(1)	1,845	1,686
Flagship Credit Auto Trust 2019-2, C 144A 3.090%, 5/15/25(1)	181	181
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(1)	1,290	1,289
2022-1, B 144A 2.150%, 5/17/27(1)	1,610	1,506
2023-1, A3 144A 5.390%, 12/15/27(1)	1,435	1,425
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	2,070	2,007
2020-2A, B 144A 3.160%, 6/16/25(1)	432	430
2020-4A, C 144A 1.140%, 11/17/25(1)	1,026	1,011
2021-3A, C 144A 1.110%, 9/15/26(1)	1,055	999
2022-2A, C 144A 5.300%, 4/17/28(1)	1,825	1,800
2022-2A, D 144A 6.150%, 4/17/28(1)	1,775	1,754
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(1)	2,415	2,211
	Par Value	Value

Automobiles—continued
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	$ 2,000	$ 1,786
2022-1A, A 144A 5.210%, 6/15/27(1)	1,364	1,356
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	1,249	1,206
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	1,210	1,164
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(1)	590	543
Santander Drive Auto Receivables Trust
2022-5, C 4.740%, 10/16/28	1,155	1,132
2022-7, A2 5.810%, 1/15/26	1,320	1,320
Tesla Auto Lease Trust 2020-A, C 144A 1.680%, 2/20/24(1)	354	354
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	718	710
Tricolor Auto Securitization Trust
2022-1A, C 144A 4.710%, 8/15/25(1)	1,725	1,693
2023-1A, B 144A 6.840%, 11/16/26(1)	1,455	1,456
United Auto Credit Securitization Trust
2021-1, D 144A 1.140%, 6/10/26(1)	1,840	1,801
2023-1, B 144A 5.910%, 7/10/28(1)	1,434	1,425
Westlake Automobile Receivables Trust
2020-3A, C 144A 1.240%, 11/17/25(1)	1,275	1,253
2021-3A, D 144A 2.120%, 1/15/27(1)	2,015	1,865
2022-1A, B 144A 2.750%, 3/15/27(1)	1,825	1,767
2023-1A, C 144A 5.740%, 8/15/28(1)	1,100	1,104
		83,708

Collateralized Loan Obligations—0.5%
GoldenTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 5.878%, 1/20/33(1)(3)	1,435	1,410
	Par Value	Value

Collateralized Loan Obligations—continued
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 5.708%, 4/20/29(1)(3)	$ 744	$ 736
		2,146

Consumer Loans—2.1%
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(1)	635	586
Lendingpoint Asset Securitization Trust 2022-A, B 144A 2.410%, 6/15/29(1)	2,010	1,963
Marlette Funding Trust 2021-1A, B 144A 1.000%, 6/16/31(1)	525	521
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	1,970	1,774
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	1,815	1,694
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	1,020	975
SoFi Consumer Loan Program Trust 2022-1S, A 144A 6.210%, 4/15/31(1)	767	767
Upstart Securitization Trust 2021-2, B 144A 1.750%, 6/20/31(1)	1,730	1,652
		9,932

Credit Card—1.3%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	1,875	1,745
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	700	662
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(1)	1,452	1,452
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(1)	2,310	2,244
		6,103

See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Equipment—1.3%
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	$ 1,742	$ 1,536
NMEF Funding LLC 2021-A, B 144A 1.850%, 12/15/27(1)	3,160	3,060
Pawnee Equipment Receivables Series LLC 2020-1, A 144A 1.370%, 11/17/25(1)	72	71
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(1)	1,210	1,185
		5,852

Other—12.3%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(1)	1,043	951
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	1,840	1,623
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	562	555
2019-A, A 144A 3.140%, 7/16/40(1)	350	331
2019-A, C 144A 4.010%, 7/16/40(1)	2,054	1,881
2020-AA, B 144A 2.790%, 7/17/46(1)	1,355	1,185
2021-A, A 144A 1.540%, 7/17/46(1)	1,565	1,404
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	1,796	1,574
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	268	262
BHG Securitization Trust 2021-B, B 144A 1.670%, 10/17/34(1)	1,495	1,311
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	144	140
BXG Receivables Note Trust
2015-A, A 144A 2.880%, 5/2/30(1)	33	32
2020-A, B 144A 2.490%, 2/28/36(1)	626	564
2022-A, A 144A 4.120%, 9/28/37(1)	1,006	970
CCG Receivables Trust
2021-1, C 144A 0.840%, 6/14/27(1)	1,510	1,410
	Par Value	Value

Other—continued
2023-1, A2 144A 5.820%, 9/16/30(1)	$ 500	$ 505
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(1)	530	513
Conn’s Receivables Funding LLC 2021-A, B 144A 2.870%, 5/15/26(1)	1,156	1,145
Crossroads Asset Trust 2021-A, B 144A 1.120%, 6/20/25(1)	1,350	1,334
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(1)	427	423
2020-1, B 144A 1.920%, 11/15/27(1)	2,385	2,313
2023-1, A2 144A 5.990%, 3/15/32(1)	695	695
Diamond Resorts Owner Trust
2019-1A, B 144A 3.530%, 2/20/32(1)	449	431
2021-1A, A 144A 1.510%, 11/21/33(1)	752	697
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(1)	399	392
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(1)	1,205	1,142
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	1,171	1,007
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	8	8
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,916	1,666
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	96	95
2018-AA, A 144A 3.540%, 2/25/32(1)	277	269
2020-AA, A 144A 2.740%, 2/25/39(1)	407	383
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	1,018	943
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	2,193	2,036
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(1)	509	494
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(1)	355	351
	Par Value	Value

Other—continued
2020-AA, A 144A 2.190%, 8/21/34(1)	$ 1,090	$ 1,043
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	1,332	1,221
2021-1WA, B 144A 1.440%, 1/22/41(1)	706	644
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	291	275
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	1,925	1,651
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(1)	1,480	1,393
Oasis Securitization Funding LLC 2021-2A, A 144A 2.143%, 10/15/33(1)	701	689
Octane Receivables Trust
2019-1A, C 144A 4.740%, 6/20/25(1)	1,715	1,701
2020-1A, B 144A 1.980%, 6/20/25(1)	1,825	1,775
2021-1A, A 144A 0.930%, 3/22/27(1)	605	585
2023-1A, C 144A 6.370%, 9/20/29(1)	1,450	1,459
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	320	305
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	1,848	1,790
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	2,015	1,970
Sierra Timeshare Receivables Funding LLC
2018-2A, A 144A 3.500%, 6/20/35(1)	104	103
2019-1A, B 144A 3.420%, 1/20/36(1)	177	170
2019-2A, B 144A 2.820%, 5/20/36(1)	183	175
2020-2A, B 144A 2.320%, 7/20/37(1)	633	593
2022-2A, C 144A 6.360%, 6/20/40(1)	572	564
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	655	640
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	1,904	1,654
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	2,443	2,323
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(1)	$ 411	$ 402
2022-1A, B 144A 2.288%, 8/20/36(1)	1,107	1,046
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	2,359	1,975
		57,181

Student Loan—0.3%
Commonbond Student Loan Trust
2017-AGS, A1 144A 2.550%, 5/25/41(1)	102	95
2019-AGS, A1 144A 2.540%, 1/25/47(1)	403	364
2020-1, A 144A 1.690%, 10/25/51(1)	280	248
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	112	110
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(1)	751	657
		1,474

Total Asset-Backed Securities (Identified Cost $175,245)		166,396

Corporate Bonds and Notes—23.7%
Communication Services—0.8%
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	216	206
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	595	358
Sprint Capital Corp. 6.875%, 11/15/28	450	483
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(1)	120	119
T-Mobile USA, Inc. 2.050%, 2/15/28	545	484
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	900	902
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 5.964%, 5/15/25(3)	636	637
Warnermedia Holdings, Inc. 144A 3.755%, 3/15/27(1)	760	716
		3,905

Consumer Discretionary—0.5%
Advance Auto Parts, Inc. 5.950%, 3/9/28	173	178
	Par Value	Value

Consumer Discretionary—continued
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	$ 1,600	$ 1,533
Ford Motor Credit Co. LLC 7.350%, 11/4/27	525	541
		2,252

Consumer Staples—0.8%
Albertsons Cos., Inc.
144A 3.250%, 3/15/26(1)	770	724
144A 6.500%, 2/15/28(1)	253	254
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	1,170	1,160
BAT Capital Corp. 2.259%, 3/25/28	1,565	1,342
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	495	457
		3,937

Energy—1.8%
Aker BP ASA
144A 2.875%, 1/15/26(1)	410	388
144A 2.000%, 7/15/26(1)	560	504
Boardwalk Pipelines LP 4.950%, 12/15/24	955	949
BP Capital Markets plc 4.875% (4)	1,115	1,013
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	1,120	1,102
Enbridge, Inc. 7.375%, 1/15/83	1,515	1,448
Energy Transfer LP 4.200%, 4/15/27	690	661
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	403	399
144A 7.500%, 6/1/27(1)	5	5
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	954	925
Petroleos Mexicanos 6.500%, 3/13/27	1,215	1,098
		8,492

Financials—9.0%
AerCap Ireland Capital DAC
2.450%, 10/29/26	760	682
3.000%, 10/29/28	150	131
Series 3NC1 1.750%, 10/29/24	266	248
American Express Co. 5.850%, 11/5/27	1,140	1,196
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	902
Bank of America Corp.
1.734%, 7/22/27	2,770	2,484
2.551%, 2/4/28	719	654
(3 month LIBOR + 0.770%) 5.576%, 2/5/26(3)	840	839
	Par Value	Value

Financials—continued
Bank of New York Mellon Corp. (The) 5.802%, 10/25/28	$ 1,031	$ 1,074
Barclays plc
7.325%, 11/2/26	370	379
7.385%, 11/2/28	360	382
Blackstone Private Credit Fund
2.625%, 12/15/26	744	625
4.000%, 1/15/29	415	346
BPCE S.A. 144A 5.975%, 1/18/27(1)	610	608
Brookfield Finance, Inc. 3.900%, 1/25/28	1,580	1,469
Charles Schwab Corp. (The)
Series G 5.375%(4)	275	261
Series H 4.000%(4)	945	744
Citadel Finance LLC 144A 3.375%, 3/9/26(1)	1,190	1,087
Citadel LP 144A 4.875%, 1/15/27(1)	189	182
Citigroup, Inc.
3.200%, 10/21/26	885	835
(3 month LIBOR + 1.250%) 6.427%, 7/1/26(3)	1,080	1,080
(SOFR + 1.280%) 6.045%, 2/24/28(3)(5)	962	950
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)	939	837
Credit Suisse AG 7.950%, 1/9/25	465	473
Danske Bank A/S
144A 3.773%, 3/28/25(1)	500	488
144A 1.621%, 9/11/26(1)	673	602
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	1,430	1,266
Fifth Third Bancorp 4.055%, 4/25/28	255	233
Fifth Third Bank N.A. 5.852%, 10/27/25	470	463
Goldman Sachs Group, Inc. (The)
(3 month LIBOR + 1.170%) 6.034%, 5/15/26(3)	475	471
(3 month LIBOR + 1.750%) 6.552%, 10/28/27(3)	1,750	1,769
Huntington Bancshares, Inc. 2.625%, 8/6/24	445	417
Huntington National Bank (The) 5.699%, 11/18/25	292	282
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
JPMorgan Chase & Co.
1.578%, 4/22/27	$ 1,680	$ 1,509
(SOFR + 1.180%) 5.939%, 2/24/28(3)	1,500	1,482
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	1,200	948
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,385	1,111
Lincoln National Corp. (3 month LIBOR + 2.040%) 6.848%, 4/20/67(3)	1,394	927
Morgan Stanley
2.475%, 1/21/28	1,016	928
6.296%, 10/18/28	339	357
5.123%, 2/1/29	1,185	1,194
Navient Corp. 5.875%, 10/25/24	1,130	1,098
OWL Rock Core Income Corp. 5.500%, 3/21/25	500	487
Prudential Financial, Inc.
5.625%, 6/15/43	1,948	1,916
6.000%, 9/1/52(5)	260	244
Spirit Realty LP 4.450%, 9/15/26	619	593
State Street Corp.
5.751%, 11/4/26	633	645
5.820%, 11/4/28	710	741
Synchrony Financial
4.875%, 6/13/25	200	185
3.700%, 8/4/26	304	265
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	1,020	843
Toronto-Dominion Bank (The) 8.125%, 10/31/82	1,070	1,086
Wells Fargo & Co. 1.654%, 6/2/24	925	919
		41,937

Health Care—2.1%
Amgen, Inc.
5.250%, 3/2/25	88	89
5.150%, 3/2/28	883	902
Bio-Rad Laboratories, Inc. 3.300%, 3/15/27	1,054	994
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	805	711
GE HealthCare Technologies, Inc.
144A 5.600%, 11/15/25(1)	541	548
144A 5.650%, 11/15/27(1)	550	568
	Par Value	Value

Health Care—continued
Illumina, Inc.
5.800%, 12/12/25	$ 420	$ 424
5.750%, 12/13/27	510	523
Royalty Pharma plc
1.200%, 9/2/25	190	172
1.750%, 9/2/27	2,135	1,850
Universal Health Services, Inc. 1.650%, 9/1/26	1,825	1,606
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	273	260
Viatris, Inc.
2.300%, 6/22/27	1,441	1,263
144A 2.300%, 6/22/27(1)	— (2)	— (2)
		9,910

Industrials—1.9%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	1,339	1,299
Aviation Capital Group LLC 144A 6.250%, 4/15/28(1)	261	261
Boeing Co. (The)
4.875%, 5/1/25	335	334
5.040%, 5/1/27	507	511
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	1,483	1,215
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	30	31
GFL Environmental, Inc. 144A 3.750%, 8/1/25(1)	1,650	1,586
Hexcel Corp. 4.200%, 2/15/27	745	707
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	1,948	1,670
Regal Rexnord Corp.
144A 6.050%, 2/15/26(1)	256	257
144A 6.050%, 4/15/28(1)	391	391
144A 6.300%, 2/15/30(1)	450	453
		8,715

Information Technology—1.7%
CDW LLC 3.276%, 12/1/28	527	464
Dell International LLC 4.900%, 10/1/26	1,040	1,037
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	1,068	1,010
Kyndryl Holdings, Inc.
2.050%, 10/15/26	582	506
	Par Value	Value

Information Technology—continued
2.700%, 10/15/28	$ 547	$ 458
Open Text Corp. 144A 3.875%, 2/15/28(1)	900	803
Oracle Corp. 5.800%, 11/10/25	1,060	1,087
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	1,940	1,720
TD SYNNEX Corp. 2.375%, 8/9/28	755	626
		7,711

Materials—2.1%
ArcelorMittal S.A. 6.550%, 11/29/27	925	962
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	1,125	1,049
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	1,755	1,648
Celanese U.S. Holdings LLC 5.900%, 7/5/24	650	650
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	1,280	1,227
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	1,290	1,192
International Flavors & Fragrances, Inc. 144A 1.832%, 10/15/27(1)	1,393	1,182
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,813	1,626
		9,536

Real Estate—1.4%
EPR Properties 4.950%, 4/15/28	1,105	923
GLP Capital LP 5.250%, 6/1/25	955	932
Office Properties Income Trust
4.500%, 2/1/25	930	803
2.650%, 6/15/26	373	252
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	1,645	1,626
Service Properties Trust
4.650%, 3/15/24	520	507
4.350%, 10/1/24	550	526
VICI Properties LP
144A 4.625%, 6/15/25(1)	170	164
144A 4.500%, 1/15/28(1)	265	245
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Real Estate—continued
144A 4.625%, 12/1/29(1)	$ 535	$ 487
		6,465

Utilities—1.6%
DPL, Inc. 4.125%, 7/1/25	147	140
Enel Finance America LLC 144A 7.100%, 10/14/27(1)	570	613
Enel Finance International N.V. 144A 6.800%, 10/14/25(1)	200	207
Exelon Corp. 5.150%, 3/15/28	975	992
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(1)	837	755
NextEra Energy Capital Holdings, Inc. 6.051%, 3/1/25	974	991
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,161	1,126
Puget Energy, Inc. 2.379%, 6/15/28	1,068	941
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,800	1,510
		7,275

Total Corporate Bonds and Notes (Identified Cost $118,167)		110,135

Leveraged Loans—6.0%
Aerospace—0.6%
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.407%, 6/7/28(3)	743	735
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 8.558%, 10/20/27(3)	575	595
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.213%, 6/21/27(3)	514	533
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.148%, 8/24/28(3)	1,130	1,126
		2,989

	Par Value	Value

Chemicals—0.3%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.657%, 11/8/27(3)	$ 1,492	$ 1,488
Consumer Durables—0.4%
Resideo Funding, Inc. Tranche B (1-3 month LIBOR + 2.250%) 7.190% - 7.230%, 2/11/28(3)	616	609
Zodiac Pool Solutions LLC (1 month Term SOFR + 2.100%) 6.907%, 1/29/29(3)	1,214	1,193
		1,802

Energy—0.3%
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 8.308%, 12/21/28(3)	628	607
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.360%) 8.063%, 10/5/28(3)	749	736
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(6)(7)	1	—
Whitewater Whistler Holdings LLC (3 month Term SOFR + 3.850%) 8.657%, 2/15/30(3)	125	124
		1,467

Financials—0.4%
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 7.011%, 12/1/27(3)	943	942
Citadel Securities LP 2021 (1 month Term SOFR + 2.610%) 7.422%, 2/2/28(3)	915	905
		1,847

	Par Value	Value

Food / Tobacco—0.4%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 6.590%, 3/11/25(3)	$ 345	$ 344
Tranche B-5 (1 month LIBOR + 2.500%) 7.340%, 4/6/28(3)	583	580
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 7.075%, 8/3/25(3)	980	980
		1,904

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 6.510%, 7/1/26(3)	805	802
Gaming / Leisure—0.6%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.157%, 2/6/30(3)	260	258
Hilton Worldwide Finance LLC Tranche B-2 (1 month Term SOFR + 1.750%) 6.642%, 6/22/26(3)	623	622
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 7.960%, 4/13/29(3)	367	364
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 7.409%, 7/21/26(3)	624	623
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.570%, 4/29/26(3)	840	834
		2,701

Health Care—0.2%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 7.438%, 1/4/26(3)	423	421
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 7.350%, 3/6/25(3)	$ 645	$ 642
		1,063

Housing—0.3%
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 7.840%, 3/19/29(3)	634	625
Standard Industries, Inc. (1 month LIBOR + 2.250%) 7.116%, 9/22/28(3)	617	613
		1,238

Information Technology—0.5%
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 2.250%) 7.090%, 9/21/28(3)	626	621
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 3.250%) 8.057%, 11/9/29(3)	1,370	1,367
UKG, Inc. 2021-2, First Lien (3 month LIBOR + 3.250%) 8.032%, 5/4/26(3)	506	492
		2,480

Manufacturing—0.3%
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.407%, 3/31/27(3)	526	522
NCR Corp. (3 month LIBOR + 2.500%) 7.330%, 8/28/26(3)	941	926
		1,448

Media / Telecom - Broadcasting—0.1%
Nexstar Media, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 7.340%, 9/18/26(3)	371	369
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-2 (1 month Term SOFR + 1.750%) 6.557%, 2/1/27(3)	$ 636	$ 629
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.840%, 8/2/27(3)	637	612
		1,241

Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 6.600%, 4/11/25(3)	1,050	1,049
Service—0.6%
Asplundh Tree Expert, LLC 2021 (1 month LIBOR + 1.750%) 6.590%, 9/7/27(3)	618	614
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 8.095%, 2/6/26(3)	601	599
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.048%, 11/23/28(3)	632	621
Pike Corp.
2028 (3 month LIBOR + 3.000%) 7.850%, 1/21/28(3)	657	651
2028, Tranche B (1 month Term SOFR + 3.500%) 8.307%, 1/21/28(3)	109	109
		2,594

Transportation - Automotive—0.1%
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.656% - 7.870%, 2/28/30(3)	359	358
	Par Value	Value

Utilities—0.2%
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 6.459% - 6.590%, 12/31/25(3)	$ 914	$ 908
Total Leveraged Loans (Identified Cost $27,805)		27,748

	Shares
Preferred Stocks—0.6%
Financials—0.5%
Citigroup, Inc. Series T, 6.250%	1,235 (8)	1,182
JPMorgan Chase & Co. Series HH, 4.600%	1,106 (8)	1,029
		2,211

Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.196%(3)	557 (8)	557
Total Preferred Stocks (Identified Cost $2,899)		2,768

Total Long-Term Investments—97.4% (Identified Cost $479,343)		451,939

Short-Term Investment—4.5%
Money Market Mutual Fund—4.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(9)	20,735,461	20,735
Total Short-Term Investment (Identified Cost $20,735)		20,735

See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(9)(10)	1,038,542	$ 1,039
Total Securities Lending Collateral (Identified Cost $1,039)		1,039

TOTAL INVESTMENTS—102.1% (Identified Cost $501,117)		$473,713
Other assets and liabilities, net—(2.1)%		(9,896)
NET ASSETS—100.0%		$463,817

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $304,315 or 65.6% of net assets.
(2)	Amount is less than $500.
(3)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	All or a portion of security is on loan.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	Value shown as par value.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
Canada	2
United Kingdom	1
Bermuda	1
Cayman Islands	1
South Korea	1
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$166,396	$ —	$166,396	$—
Corporate Bonds and Notes	110,135	—	110,135	—
Foreign Government Securities	1,489	—	1,489	—
Leveraged Loans	27,748	—	27,748	— (1)
Mortgage-Backed Securities	112,775	—	112,775	—
U.S. Government Securities	30,628	—	30,628	—
Equity Securities:
Preferred Stocks	2,768	—	2,768	—
Money Market Mutual Fund	20,735	20,735	—	—
Securities Lending Collateral	1,039	1,039	—	—
Total Investments	$473,713	$21,774	$451,939	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2023
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—12.9%
U.S. Treasury Bonds
1.875%, 11/15/51	$ 3,165	$ 2,155
4.000%, 11/15/52	6,945	7,370
U.S. Treasury Notes
0.125%, 8/31/23	4,905	4,813
2.500%, 4/30/24	5,320	5,203
0.250%, 5/31/25	2,180	2,012
1.875%, 2/15/32	5,960	5,231
4.125%, 11/15/32	9,110	9,573
Total U.S. Government Securities (Identified Cost $37,456)		36,357

Municipal Bonds—0.5%
Florida—0.2%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	470	460
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	100	79
New York—0.2%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	665	734
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	295	273
Total Municipal Bonds (Identified Cost $1,678)		1,546

Foreign Government Securities—6.6%
Abu Dhabi Government International Bond 144A 3.125%, 4/16/30(1)	400	377
Arab Republic of Egypt
144A 7.600%, 3/1/29(1)	445	309
144A 5.875%, 2/16/31(1)	1,355	815
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	920	99
RegS 7.650%, 4/21/25(2)(3)	1,500	162
	Par Value	Value

Foreign Government Securities—continued
Costa Rica Government 144A 6.550%, 4/3/34(1)	$ 265	$ 266
Dominican Republic 144A 4.875%, 9/23/32(1)	1,685	1,429
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	1,175	1,079
Export-Import Bank Korea 5.125%, 1/11/33	625	655
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	610	621
Kingdom of Jordan 144A 5.850%, 7/7/30(1)	780	691
Kingdom of Morocco
144A 3.000%, 12/15/32(1)	200	161
144A 5.500%, 12/11/42(1)	410	352
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	200	201
Mongolia Government International Bond 144A 8.650%, 1/19/28(1)	825	809
Republic of Angola 144A 8.250%, 5/9/28(1)	865	769
Republic of Argentina 3.500%, 7/9/41(4)	1,470	409
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	445	426
Republic of Guatemala 144A 5.250%, 8/10/29(1)	460	447
Republic of Indonesia
2.850%, 2/14/30	790	712
144A 4.350%, 1/8/27(1)	370	368
Republic of Panama 3.298%, 1/19/33(5)	495	413
Republic of Philippines 3.700%, 3/1/41	965	801
Republic of Poland 4.875%, 10/4/33	505	503
Republic of Serbia 144A 6.500%, 9/26/33(1)(5)	565	561
Republic of South Africa 5.875%, 4/20/32	830	752
Republic of Turkey
9.875%, 1/15/28	230	239
7.625%, 4/26/29	1,025	974
Saudi International Bond
144A 5.500%, 10/25/32(1)	670	715
144A 4.500%, 10/26/46(1)	770	676
	Par Value	Value

Foreign Government Securities—continued
State of Qatar 144A 3.750%, 4/16/30(1)	$ 620	$ 605
United Mexican States
3.500%, 2/12/34	450	383
6.350%, 2/9/35	405	431
4.500%, 1/31/50	635	512
Total Foreign Government Securities (Identified Cost $21,606)		18,722

Mortgage-Backed Securities—13.5%
Agency—0.5%
Federal National Mortgage Association Pool #MA4785 5.000%, 10/1/52	1,275	1,271
Non-Agency—13.0%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	1,320	1,300
2015-SFR2, C 144A 4.691%, 10/17/52(1)	1,011	990
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	660	618
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,000	1,840
2021-SFR3, D 144A 2.177%, 10/17/38(1)	335	292
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	116	109
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	271	254
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	441	357
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.725%, 4/15/37(1)(4)	375	360
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(4)	85	79
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(1)(4)	972	802
2022-CLS, A 144A 5.760%, 10/13/27(1)	603	589
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	209	177
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	$ 433	$ 380
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	234	219
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(4)	958	911
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(1)	250	211
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 5.664%, 5/15/36(1)(4)	1,272	1,259
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(4)	1,000	905
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	36	34
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	298	250
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	770	702
2020-SFR2, B 144A 1.567%, 10/19/37(1)	1,245	1,124
2021-SFR1, D 144A 2.189%, 8/17/38(1)	1,010	868
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(4)	45	41
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(4)	1,381	1,161
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.316%, 8/15/39(1)(4)	836	829
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(1)(4)	42	40
2014-5, B2 144A 2.780%, 10/25/29(1)(4)	238	205
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 2/25/26(1)(4)	450	439
MetLife Securitization Trust 2017-1A, M1 144A 3.439%, 4/25/55(1)(4)	425	379
	Par Value	Value

Non-Agency—continued
MFA Trust
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(4)	$ 1,344	$ 1,277
2021-INV1, A1 144A 0.852%, 1/25/56(1)(4)	159	141
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	375	352
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	679	565
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	779	677
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	500	457
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	399	376
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	34	33
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	62	60
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)	385	365
Preston Ridge Partners Mortgage LLC 2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	173	155
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(4)	361	343
Progress Residential Trust 2019-SFR3, B 144A 2.571%, 9/17/36(1)	1,000	958
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	48	48
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(4)	160	151
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	184	147
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	301	294
2016-4, B1 144A 3.931%, 7/25/56(1)(4)	485	448
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	550	516
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	850	762
2018-6, A1A 144A 3.750%, 3/25/58(1)(4)	84	81
	Par Value	Value

Non-Agency—continued
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	$ 1,925	$ 1,689
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	1,198	1,069
2020-1, M1 144A 3.500%, 1/25/60(1)(4)	305	247
2023-1, A1 144A 3.750%, 1/25/63(1)	689	653
2017-6, A2 144A 3.000%, 10/25/57(1)(4)	665	608
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	610	569
2020-SFR2, D 144A 2.281%, 11/17/39(1)	840	704
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)	1,405	1,373
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	439	407
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	603	558
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(4)	310	263
2021-3, A1 144A 1.046%, 6/25/66(1)(4)	131	109
2022-5, A1 144A 3.800%, 4/25/67(1)(4)	869	798
2022-7, A1 144A 5.152%, 7/25/67(1)(4)	491	480
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	128	116
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	1,346	1,284
		36,857

Total Mortgage-Backed Securities (Identified Cost $41,287)		38,128

Asset-Backed Securities—13.2%
Automobiles—5.7%
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	781	770
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(1)	422	421
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(1)	776	775
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	$ 1,129	$ 1,037
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	841	841
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(1)	690	669
2022-N1, D 144A 4.130%, 12/11/28(1)	685	646
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(1)	1,040	1,011
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	777	779
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	750	727
2020-3A, E 144A 4.310%, 7/15/27(1)	940	904
2022-2A, D 144A 6.150%, 4/17/28(1)	650	642
2023-1A, B 144A 6.190%, 6/15/27(1)	983	994
Hertz Vehicle Financing LLC 2022-4A, D 144A 6.560%, 9/25/26(1)	530	499
LAD Auto Receivables Trust
2022-1A, A 144A 5.210%, 6/15/27(1)	554	550
2023-1A, D 144A 7.300%, 6/17/30(1)	780	784
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	520	500
Tricolor Auto Securitization Trust 2023-1A, C 144A 7.240%, 2/16/27(1)	780	780
United Auto Credit Securitization Trust 2023-1, C 144A 6.280%, 7/10/28(1)	784	778
USASF Receivables LLC 2020-1A, C 144A 5.940%, 8/15/24(1)	1,250	1,248
	Par Value	Value

Automobiles—continued
Westlake Automobile Receivables Trust 2022-1A, B 144A 2.750%, 3/15/27(1)	$ 760	$ 736
		16,091

Consumer Loans—1.0%
ACHV ABS Trust 2023-1PL, B 144A 6.800%, 3/18/30(1)	765	764
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	743	745
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	835	798
Upstart Pass-Through Trust Series 2021-ST2, A 144A 2.500%, 4/20/27(1)	339	322
Upstart Securitization Trust 2022-2, A 144A 4.370%, 5/20/32(1)	345	339
		2,968

Credit Card—0.5%
Mercury Financial Credit Card Master Trust
2022-1A, A 144A 2.500%, 9/21/26(1)	735	690
2023-1A, A 144A 8.040%, 9/20/27(1)	777	777
		1,467

Other—6.0%
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	661	670
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	99	98
2019-A, C 144A 4.010%, 7/16/40(1)	868	795
2020-AA, D 144A 7.150%, 7/17/46(1)	815	695
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	917	803
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(1)	267	253
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(1)	825	833
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(1)	630	628
	Par Value	Value

Other—continued
Dext ABS LLC
2020-1, D 144A 7.210%, 2/15/28(1)	$ 840	$ 794
2023-1, A2 144A 5.990%, 3/15/32(1)	845	845
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	830	769
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,036	901
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	533	494
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(1)	960	813
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	691	621
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	613	570
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	1,010	967
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	665	570
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(1)	644	626
Pawneee Equipment Receivables Series LLC 2022-1, B 144A 5.400%, 7/17/28(1)	635	626
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	974	944
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	505	442
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)	1,000	933
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	457	446
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	$ 882	$ 738
		16,874

Total Asset-Backed Securities (Identified Cost $38,910)		37,400

Corporate Bonds and Notes—39.8%
Communication Services—2.3%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	660	421
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	970	841
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	710	453
CT Trust 144A 5.125%, 2/3/32(1)	610	508
DISH DBS Corp.
5.875%, 11/15/24	590	526
7.750%, 7/1/26	440	290
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	725	607
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(1)	560	459
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)(5)	475	309
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	555	212
Sprint Capital Corp. 8.750%, 3/15/32	225	274
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(1)	790	647
Telesat Canada 144A 6.500%, 10/15/27(1)	365	113
T-Mobile USA, Inc. 5.050%, 7/15/33	511	514
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	455	371
		6,545

Consumer Discretionary—3.1%
Ashtead Capital, Inc.
144A 4.375%, 8/15/27(1)	870	834
144A 5.500%, 8/11/32(1)	285	280
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	480	395
Clarios Global LP 144A 8.500%, 5/15/27(1)	450	452
eG Global Finance plc 144A 8.500%, 10/30/25(1)	495	463
	Par Value	Value

Consumer Discretionary—continued
Ford Motor Co. 4.750%, 1/15/43	$ 475	$ 364
Ford Motor Credit Co. LLC
4.125%, 8/17/27	455	417
7.350%, 3/6/30	450	462
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	770	673
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	355	292
MDC Holdings, Inc. 3.966%, 8/6/61	420	252
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	345	287
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	725	681
Nordstrom, Inc. 4.250%, 8/1/31	720	515
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	715	528
PulteGroup, Inc.
7.875%, 6/15/32	525	607
6.375%, 5/15/33	230	240
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	24	25
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	575	569
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	505	426
		8,762

Consumer Staples—0.9%
Albertsons Cos., Inc.
144A 3.250%, 3/15/26(1)	285	268
144A 6.500%, 2/15/28(1)	272	273
BAT Capital Corp. 7.750%, 10/19/32	859	952
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	315	291
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	465	353
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	390	309
		2,446

Energy—8.0%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	840	835
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	685	658
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	580	561
	Par Value	Value

Energy—continued
BP Capital Markets plc 4.875% (6)	$ 865	$ 786
Chesapeake Energy Corp. 144A 5.875%, 2/1/29(1)	455	433
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	420	414
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	679	709
CrownRock LP
144A 5.625%, 10/15/25(1)	415	407
144A 5.000%, 5/1/29(1)	460	428
Ecopetrol S.A.
4.625%, 11/2/31	770	589
8.875%, 1/13/33	750	756
Enbridge, Inc. 7.625%, 1/15/83	685	668
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	410	399
Energy Transfer LP Series H 6.500% (6)	660	581
Genesis Energy LP 8.875%, 4/15/30	140	142
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	375	385
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	485	446
144A 6.000%, 2/1/31(1)	485	446
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(3)	200	186
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(1)	670	555
Kinder Morgan, Inc. 7.750%, 1/15/32	640	744
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	660	642
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(7)	375	2
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	375	358
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	735	690
Occidental Petroleum Corp. 6.125%, 1/1/31	840	871
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(6)	124	— (8)
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	600	564
Pertamina Persero PT 144A 2.300%, 2/9/31(1)	1,465	1,207
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(9)	$ 1,580	$ 71
Petroleos Mexicanos
6.500%, 3/13/27	740	669
6.700%, 2/16/32	1,250	991
7.690%, 1/23/50	735	515
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	565	531
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	780	645
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)	1,090	918
Southwestern Energy Co. 5.375%, 2/1/29	615	580
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	485	495
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	415	380
Transocean, Inc.
144A 11.500%, 1/30/27(1)	31	32
144A 8.750%, 2/15/30(1)	400	408
USA Compression Partners LP 6.875%, 4/1/26	410	398
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	55	50
144A 4.125%, 8/15/31(1)	485	426
		22,571

Financials—10.2%
Acrisure LLC 144A 7.000%, 11/15/25(1)	940	881
Alliant Holdings Intermediate LLC 144A 6.750%, 10/15/27(1)	455	422
Allstate Corp. (The) Series B 5.750%, 8/15/53	720	701
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	735	582
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)	855	688
Banco Santander Chile 144A 3.177%, 10/26/31(1)(5)	935	782
Bank of America Corp.
5.015%, 7/22/33	910	900
2.482%, 9/21/36	840	638
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	500	534
Series G 4.700%(6)	795	752
Barclays plc 7.437%, 11/2/33	580	641
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	890	763
	Par Value	Value

Financials—continued
Blackstone Private Credit Fund 2.625%, 12/15/26	$ 430	$ 361
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	535	399
Brighthouse Financial, Inc. 5.625%, 5/15/30	663	640
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	665	562
Charles Schwab Corp. (The) Series H 4.000% (6)	1,035	815
Citadel LP 144A 4.875%, 1/15/27(1)	605	582
Citigroup, Inc. 6.270%, 11/17/33	985	1,065
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	470	271
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)	793	707
Discover Financial Services 6.700%, 11/29/32	648	668
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	83	82
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	970	859
Fifth Third Bancorp 4.337%, 4/25/33	475	415
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	790	678
6.450%, 5/1/36	355	379
Huntington Bancshares, Inc. 2.550%, 2/4/30	540	429
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(1)	975	867
JPMorgan Chase & Co.
5.717%, 9/14/33	570	584
1.953%, 2/4/32	795	640
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	430	340
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	740	593
Lincoln National Corp. (3 month LIBOR + 2.040%) 6.848%, 4/20/67(4)	666	443
MetLife, Inc. Series G 3.850% (6)	875	771
	Par Value	Value

Financials—continued
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	$ 820	$ 698
Morgan Stanley
6.342%, 10/18/33	710	775
5.948%, 1/19/38	352	350
OWL Rock Core Income Corp. 4.700%, 2/8/27	422	381
Prudential Financial, Inc.
5.625%, 6/15/43	700	689
5.125%, 3/1/52	192	169
6.000%, 9/1/52	117	110
6.750%, 3/1/53	560	545
State Street Corp. 4.821%, 1/26/34	838	833
Synchrony Financial
4.875%, 6/13/25	150	139
3.700%, 8/4/26	180	157
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	945	781
Toronto-Dominion Bank (The) 8.125%, 10/31/82	600	609
Wells Fargo & Co. Series BB 3.900% (6)	1,295	1,143
		28,813

Health Care—2.9%
1375209 BC Ltd. 144A 9.000%, 1/30/28(1)	75	74
Akumin, Inc. 144A 7.000%, 11/1/25(1)	665	524
Amgen, Inc.
5.250%, 3/2/33	359	369
5.650%, 3/2/53	143	149
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	45	29
144A 11.000%, 9/30/28(1)	133	98
144A 14.000%, 10/15/30(1)	26	15
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	556	503
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	800	712
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	70	43
144A 6.125%, 4/1/30(1)	645	389
144A 4.750%, 2/15/31(1)	650	480
DaVita, Inc. 144A 3.750%, 2/15/31(1)	555	438
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	795	702
GE HealthCare Technologies, Inc. 144A 5.857%, 3/15/30(1)	605	633
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	$ 165	$ 27
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	325	308
Medline Borrower LP 144A 5.250%, 10/1/29(1)	320	278
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(10)	345	257
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	340	336
144A 10.000%, 4/15/27(1)	173	176
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	510	307
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	540	486
Universal Health Services, Inc. 2.650%, 1/15/32	1,095	854
		8,187

Industrials—3.6%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)(5)	923	896
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	705	630
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	597	560
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	335	277
Boeing Co. (The)
5.150%, 5/1/30	295	297
3.750%, 2/1/50	450	341
5.930%, 5/1/60	220	220
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	10	10
144A 9.500%, 1/1/31(1)	550	580
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	1,015	850
Deluxe Corp. 144A 8.000%, 6/1/29(1)	255	186
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	280	280
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	580	499
Icahn Enterprises LP
6.250%, 5/15/26	340	335
	Par Value	Value

Industrials—continued
5.250%, 5/15/27	$ 365	$ 342
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	325	301
OT Merger Corp. 144A 7.875%, 10/15/29(1)	240	142
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)	893	894
Ritchie Bros Holdings, Inc. 144A 7.750%, 3/15/31(1)	490	513
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	650	605
Sempra Global 144A 3.250%, 1/15/32(1)	814	680
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	648	543
TransDigm, Inc. 5.500%, 11/15/27	310	292
		10,273

Information Technology—2.8%
Alteryx, Inc. 144A 8.750%, 3/15/28(1)	325	327
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)	365	333
144A 4.000%, 7/1/29(1)	405	365
CDW LLC 3.569%, 12/1/31	682	587
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	110	96
144A 6.500%, 10/15/28(1)	635	527
Dell International LLC 8.100%, 7/15/36	575	671
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	618	584
HP, Inc. 5.500%, 1/15/33	780	773
Kyndryl Holdings, Inc. 3.150%, 10/15/31	610	467
Leidos, Inc. 2.300%, 2/15/31	1,135	921
Micron Technology, Inc. 6.750%, 11/1/29	536	569
Oracle Corp. 6.150%, 11/9/29	555	591
TD SYNNEX Corp. 2.375%, 8/9/28	785	651
Viasat, Inc. 144A 5.625%, 9/15/25(1)	610	578
		8,040

Materials—2.3%
ArcelorMittal S.A. 6.800%, 11/29/32	595	624
Avient Corp. 144A 7.125%, 8/1/30(1)	365	376
	Par Value	Value

Materials—continued
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	$ 710	$ 663
Celanese U.S. Holdings LLC 5.900%, 7/5/24	230	230
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	750	764
International Flavors & Fragrances, Inc. 144A 2.300%, 11/1/30(1)	450	361
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	930	828
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	100	100
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	591	564
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	460	417
Teck Resources Ltd. 6.125%, 10/1/35	510	527
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	740	733
144A 6.625%, 11/1/25(1)	296	273
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	167	142
		6,602

Real Estate—1.9%
EPR Properties 3.600%, 11/15/31	475	355
GLP Capital LP
5.750%, 6/1/28	229	223
3.250%, 1/15/32	256	208
Iron Mountain, Inc. 144A 4.500%, 2/15/31(1)	825	709
Kite Realty Group Trust 4.750%, 9/15/30	840	759
MPT Operating Partnership LP 3.500%, 3/15/31	510	343
Office Properties Income Trust 4.500%, 2/1/25	900	777
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	845	634
Service Properties Trust 4.950%, 2/15/27	455	385
VICI Properties LP
4.950%, 2/15/30	375	352
5.125%, 5/15/32	525	495
		5,240

Utilities—1.8%
CMS Energy Corp. 4.750%, 6/1/50	860	743
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Utilities—continued
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	$ 385	$ 429
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	465	455
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	285
144A 5.875%, 4/1/29(1)	175	150
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	775	799
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	712	738
Southern Co. (The) Series 21-A 3.750%, 9/15/51	877	736
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)(5)	555	470
Vistra Corp. 144A 8.000% (1)(6)	295	275
		5,080

Total Corporate Bonds and Notes (Identified Cost $124,289)		112,559

Leveraged Loans—11.3%
Aerospace—0.5%
Amentum Government Services Holdings LLC Tranche 3 (3-6 month Term SOFR + 4.000%) 8.764% - 9.033%, 2/15/29(4)	219	213
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.407%, 6/7/28(4)	261	258
Kestrel Bidco, Inc. (3 month LIBOR + 3.000%) 0.000%, 12/11/26(4)(11)	290	277
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.213%, 6/21/27(4)	327	339
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.148%, 8/24/28(4)	460	459
		1,546

	Par Value	Value

Chemicals—0.2%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.657%, 11/8/27(4)	$ 704	$ 703
Consumer Non-Durables—0.3%
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.750%) 10.791%, 12/8/28(4)	295	285
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 5.870%, 6/30/24(4)	269	263
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 9.159%, 8/12/24(4)	439	372
		920

Energy—0.7%
Hamilton Projects Acquiror LLC Tranche B (3 month LIBOR + 4.500%) 9.659%, 6/17/27(4)	426	421
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 8.910%, 10/18/28(4)	273	269
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.063%, 10/5/28(4)	490	481
Traverse Midstream Partners LLC (3 month Term SOFR + 3.850%) 8.726%, 2/16/28(4)	815	800
		1,971

Financials—0.3%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 8.090%, 7/31/27(4)	162	149
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 7.890%, 6/15/25(4)	271	266
Castlelake Aviation One Designated Activity Co. 2023 (1 month Term SOFR + 2.750%) 7.783%, 10/22/27(4)	364	358
		773

	Par Value	Value

Food / Tobacco—0.9%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.109%, 5/16/29(4)	$ 675	$ 656
Froneri U.S., Inc. Tranche B-2 (3 month LIBOR + 2.250%) 7.409%, 1/29/27(4)	559	550
H-Food Holdings LLC (1 month LIBOR + 3.688%) 8.528%, 5/23/25(4)	336	287
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.248%, 1/24/29(4)	554	486
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.011%, 7/12/29(4)	234	230
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 8.340%, 9/23/27(4)	238	232
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 8.659%, 3/31/28(4)	239	213
		2,654

Forest Prod / Containers—0.3%
Anchor Glass Container Corp. 2017 (3-5 month LIBOR + 2.750%) 7.562% - 7.960%, 12/7/23(4)	1	1
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 8.776%, 8/14/26(4)	210	208
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 8.090%, 1/31/25(4)	473	440
TricorBraun, Inc. (1 month LIBOR + 3.250%) 8.090%, 3/3/28(4)	245	239
		888

Gaming / Leisure—0.8%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.157%, 2/6/30(4)	145	144
Carnival Corp. Tranche B (1 month LIBOR + 3.000%) 7.840%, 6/30/25(4)	560	551
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
ECL Entertainment LLC Tranche B (1 month Term SOFR + 7.500%) 12.422%, 5/1/28(4)	$ 282	$ 279
J&J Ventures Gaming LLC (3 month LIBOR + 4.000%) 9.159%, 4/26/28(4)	334	323
Playa Resorts Holding B.V. (1 month Term SOFR + 4.250%) 8.993%, 1/5/29(4)	303	301
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.947%, 11/1/26(4)	129	128
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.570%, 4/29/26(4)	560	557
		2,283

Health Care—1.3%
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 8.090%, 9/29/28(4)	401	397
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.998%, 10/1/27(4)	239	228
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 9.409%, 8/19/28(4)	265	259
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 8.575%, 11/16/25(4)	260	247
Medline Borrower LP (1 month LIBOR + 3.250%) 8.090%, 10/23/28(4)	559	544
Packaging Coordinators Midco, Inc. Tranche B, First Lien (1 month LIBOR + 3.500%) 8.659%, 11/30/27(4)	267	260
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 7.590%, 2/14/25(4)	— (8)	— (8)
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 8.090%, 3/5/26(4)	313	304
Tranche B-3 (1 month LIBOR + 3.500%) 8.340%, 3/5/26(4)	101	98
	Par Value	Value

Health Care—continued
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 8.090%, 11/15/28(4)	$ 183	$ 181
Sotera Health Holdings LLC (3 month LIBOR + 3.000%) 8.816%, 12/11/26(4)	155	152
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 8.909%, 10/1/26(4)	279	276
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 9.410%, 11/20/26(4)	349	274
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 8.590%, 7/2/25(4)	389	362
		3,582

Housing—0.2%
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 7.840%, 3/19/29(4)	342	337
SRS Distribution, Inc.
2021 (1 month LIBOR + 3.500%) 8.340%, 6/2/28(4)	172	166
2022 (1 month Term SOFR + 3.350%) 8.157%, 6/2/28(4)	49	48
		551

Information Technology—1.6%
Applied Systems, Inc. Second Lien (3 month Term SOFR + 6.750%) 11.648%, 9/17/27(4)	366	365
CDK Global, Inc. (3 month Term SOFR + 4.250%) 9.148%, 7/6/29(4)	150	149
ConnectWise LLC (1 month LIBOR + 3.500%) 8.340%, 9/29/28(4)	137	132
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 8.090%, 7/30/27(4)	266	261
Finastra USA, Inc. First Lien (3 month LIBOR + 3.500%) 8.325%, 6/13/24(4)	439	409
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 8.840%, 12/1/27(4)	332	327
	Par Value	Value

Information Technology—continued
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 8.340%, 7/1/24(4)	$ 515	$ 509
Indicor LLC (3 month Term SOFR + 4.500%) 9.398%, 11/22/29(4)	345	342
Infinite Bidco LLC First Lien (3 month LIBOR + 3.250%) 8.409%, 3/2/28(4)	392	374
Open Text Corp. (1 month Term SOFR + 3.600%) 8.407%, 1/31/30(4)	294	293
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 8.090%, 3/10/28(4)	400	384
Proofpoint, Inc. (1 month LIBOR + 3.250%) 8.090%, 8/31/28(4)	137	133
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 7.840%, 4/24/28(4)	254	246
Sophia LP Tranche B (3 month LIBOR + 3.500%) 8.659%, 10/7/27(4)	339	334
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 10.032%, 5/3/27(4)	25	24
2021-2, First Lien (3 month LIBOR + 3.250%) 8.032%, 5/4/26(4)	132	129
		4,411

Manufacturing—0.6%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 8.306%, 10/8/27(4)	227	225
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 9.909%, 6/23/28(4)	339	323
Second Lien (3 month LIBOR + 8.250%) 13.409%, 6/25/29(4)	140	126
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 8.593%, 3/15/30(4)	240	239
Filtration Group Corp. (1 month LIBOR + 3.000%) 7.840%, 3/31/25(4)	374	373
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 8.609%, 2/23/29(4)	89	87
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 9.090%, 3/17/27(4)	$ 298	$ 287
		1,660

Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.840%, 8/2/27(4)	362	348
Media / Telecom - Diversified Media—0.4%
Cinemark USA, Inc. (1-3 month LIBOR + 1.750%) 6.580% - 6.910%, 3/31/25(4)	313	307
Creative Artists Agency LLC 2023 (1 month Term SOFR + 3.500%) 8.307%, 11/27/28(4)	75	75
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 9.385%, 7/28/28(4)	274	255
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.735%, 4/11/29(4)	285	256
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 7.600%, 5/18/25(4)	268	265
		1,158

Retail—0.7%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.125%, 11/8/27(4)	367	360
EG America LLC 0.000%, 2/5/25(4)	530	505
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 8.590%, 3/6/28(4)	350	345
PetsMart LLC (1 month Term SOFR + 3.850%) 8.657%, 2/11/28(4)	524	520
Rising Tide Holdings, Inc. First Lien (3 month LIBOR + 4.750%) 9.703%, 6/1/28(4)	256	152
		1,882

	Par Value	Value

Service—1.7%
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 8.556%, 7/27/28(4)	$ 245	$ 239
Ascend Learning LLC (3 month LIBOR + 3.500%) 0.000%, 12/11/28(4)(11)	404	372
BrightView Landscapes LLC Tranche B (1-3 month Term SOFR + 3.250%) 7.926% - 8.057%, 4/20/29(4)	559	544
Carlisle Foodservice Products, Inc. First Lien (3 month LIBOR + 3.000%) 7.953%, 3/20/25(4)	341	308
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 8.095%, 2/6/26(4)	382	381
DXP Enterprises, Inc. (3 month Term SOFR + 5.350%) 9.955%, 12/23/27(4)	337	329
Garda World Security Corp. Tranche B-2 (1 month Term SOFR + 4.350%) 9.109%, 10/30/26(4)	115	113
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 9.350%, 1/29/26(4)	132	132
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.048%, 11/23/28(4)	252	247
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 8.590%, 2/1/28(4)	668	658
PODS LLC (1 month Term SOFR + 3.114%) 7.922%, 3/31/28(4)	265	257
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 8.557%, 2/24/28(4)	595	587
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.157%, 2/10/29(4)	263	258
	Par Value	Value

Service—continued
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 8.600%, 12/21/27(4)	$ 337	$ 335
		4,760

Transportation - Automotive—0.5%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1 month Term SOFR + 3.600%) 8.447%, 12/13/29(4)	394	391
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 8.090%, 4/30/26(4)	292	289
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 8.575%, 10/28/27(4)	261	244
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.656% - 7.870%, 2/28/30(4)	489	488
		1,412

Utilities—0.2%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.590%, 8/1/25(4)	260	258
Generation Bridge II LLC
Tranche B (1 month Term SOFR + 5.000%) 9.922%, 2/23/29(4)	167	166
Tranche C (1 month Term SOFR + 5.000%) 9.922%, 2/23/29(4)	21	21
Lightstone HoldCo LLC
Tranche B (1 month Term SOFR + 5.750%) 10.557%, 1/29/27(4)	1	1
Tranche C (1 month Term SOFR + 5.750%) 10.557%, 1/29/27(4)	— (8)	— (8)
		446

Total Leveraged Loans (Identified Cost $32,524)		31,948

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value
Preferred Stocks—1.1%
Financials—0.9%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	525 (12)	$ 462
JPMorgan Chase & Co. Series HH, 4.600%	300 (12)	279
MetLife, Inc. Series D, 5.875%	478 (12)	445
Truist Financial Corp. Series Q, 5.100%	615 (12)	539
Zions Bancorp NA, 6.950%	38,525	915
		2,640

Industrials—0.2%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.196%(4)	485 (12)	484
Total Preferred Stocks (Identified Cost $3,299)		3,124

Common Stocks—0.1%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(7)(13)	42,729	26
NMG Parent LLC(7)(13)	836	113
		139

Total Common Stocks (Identified Cost $306)		139

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(7)(13)	6,252	7
Total Rights (Identified Cost $5)		7

Total Long-Term Investments—99.0% (Identified Cost $301,360)		279,930

	Shares	Value

Securities Lending Collateral—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(14)(15)	2,005,152	$ 2,005
Total Securities Lending Collateral (Identified Cost $2,005)		2,005

TOTAL INVESTMENTS—99.7% (Identified Cost $303,365)		$281,935
Other assets and liabilities, net—0.3%		768
NET ASSETS—100.0%		$282,703

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $145,997 or 51.6% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	This loan will settle after March 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	83%
Canada	2
Mexico	2
Saudi Arabia	1
Indonesia	1
United Kingdom	1
Netherlands	1
Other	9
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$ 37,400	$ —	$ 37,400	$ —
Corporate Bonds and Notes	112,559	—	112,557	2
Foreign Government Securities	18,722	—	18,722	—
Leveraged Loans	31,948	—	31,948	—
Mortgage-Backed Securities	38,128	—	38,128	—
Municipal Bonds	1,546	—	1,546	—
U.S. Government Securities	36,357	—	36,357	—
Equity Securities:
Preferred Stocks	3,124	915	2,209	—
Rights	7	—	—	7
Common Stocks	139	—	—	139
Securities Lending Collateral	2,005	2,005	—	—
Total Investments	$281,935	$2,920	$278,867	$148
There were no transfers into or out of Level 3 related to securities held at March 31, 2023
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2023.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—9.8%
U.S. Treasury Notes
0.125%, 4/30/23	$ 110,585	$ 110,204
0.125%, 8/31/23	93,865	92,112
2.500%, 4/30/24	132,165	129,253
1.000%, 12/15/24	61,195	57,989
4.125%, 1/31/25	48,250	48,237
0.375%, 7/31/27	16,550	14,377
0.625%, 12/31/27	15,150	13,176
Total U.S. Government Securities (Identified Cost $472,845)		465,348

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,215	3,907
Total Municipal Bond (Identified Cost $3,958)		3,907

Foreign Government Securities—2.4%
Arab Republic of Egypt
144A 5.800%, 9/30/27(1)	8,210	5,736
144A 7.600%, 3/1/29(1)	4,075	2,832
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(2)(3)(4)	20,999	2,268
RegS 7.750%, 10/13/19(2)(3)(4)	9,851	1,064
Dominican Republic
144A 5.500%, 2/22/29(1)	8,710	8,178
144A 7.050%, 2/3/31(1)	2,200	2,212
Export-Import Bank Korea 3.250%, 8/12/26	7,800	7,428
Hungary Government International Bond 144A 6.125%, 5/22/28(1)	9,800	10,033
Kingdom of Morocco 144A 5.950%, 3/8/28(1)	3,000	3,060
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	2,000	2,013
Republic of Colombia
4.500%, 1/28/26	5	5
4.500%, 3/15/29	6,315	5,572
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	13,575	12,991
Republic of Indonesia
144A 3.375%, 4/15/23(1)(5)	2,844	2,839
144A 4.750%, 1/8/26(1)	5,053	5,085
	Par Value	Value

Foreign Government Securities—continued
Republic of Panama 3.875%, 3/17/28	$ 13,590	$ 13,011
Republic of Serbia 144A 6.250%, 5/26/28(1)	6,800	6,859
Republic of Turkey 9.875%, 1/15/28	2,490	2,593
Saudi International Bond 144A 4.750%, 1/18/28(1)	6,500	6,578
United Mexican States
3.750%, 1/11/28	8,700	8,378
5.400%, 2/9/28	5,300	5,478
Total Foreign Government Securities (Identified Cost $140,033)		114,213

Mortgage-Backed Securities—24.1%
Agency—0.2%
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	9	10
Pool #695237 5.500%, 2/1/33	7	7
Pool #725762 6.000%, 8/1/34	52	54
Pool #773385 5.500%, 5/1/34	57	59
Pool #800267 5.500%, 12/1/34	14	14
Pool #806318 5.500%, 11/1/34	111	112
Pool #806328 5.500%, 11/1/34	96	97
Pool #808018 5.500%, 1/1/35	70	72
Pool #889578 6.000%, 4/1/38	35	36
Pool #890710 3.000%, 2/1/31	2,704	2,590
Pool #941322 6.000%, 7/1/37	5	5
Pool #AC6992 5.000%, 12/1/39	957	977
Pool #AD3841 4.500%, 4/1/40	1,097	1,100
Pool #AD4224 5.000%, 8/1/40	1,147	1,171
Pool #AD6058 4.000%, 8/1/25	524	519
Pool #AE4799 4.000%, 10/1/40	11	11
Pool #AH4009 4.000%, 3/1/41	1,398	1,368
Pool #AI2472 4.500%, 5/1/41	861	866
Pool #AO5149 3.000%, 6/1/27	118	115
Pool #AS6515 4.000%, 1/1/46	1,872	1,825
	Par Value	Value

Agency—continued
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	$ 5	$ 6
		11,014

Non-Agency—23.9%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(6)	3,387	3,161
2021-A, A1 144A 1.065%, 9/25/65(1)(6)	8,358	7,358
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(1)	19,126	18,712
2015-SFR1, A 144A 3.467%, 4/17/52(1)	10,392	10,028
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	8,627	8,091
2020-SFR1, B 144A 2.120%, 4/17/37(1)	6,739	6,291
2020-SFR2, D 144A 3.282%, 7/17/37(1)	1,680	1,572
2020-SFR3, B 144A 1.806%, 9/17/37(1)	4,362	4,012
2021-SFR2, C 144A 1.877%, 8/17/38(1)	4,535	3,960
2021-SFR3, D 144A 2.177%, 10/17/38(1)	6,675	5,815
2021-SFR4, B 144A 2.417%, 12/17/38(1)	4,106	3,695
2022-SFR1, C 144A 3.740%, 3/17/39(1)	1,985	1,814
2022-SFR3, C 144A 4.000%, 10/17/39(1)	2,000	1,849
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(6)	4,107	3,691
2021-3, A2 144A 1.305%, 5/25/66(1)(6)	2,042	1,681
2021-5, A1 144A 0.951%, 7/25/66(1)(6)	7,424	6,106
2021-7, A1 144A 1.978%, 10/25/66(1)(6)	9,143	7,470
2021-8, A1 144A 1.820%, 11/25/66(1)(6)	11,017	9,167
2022-5, A1 144A 4.500%, 5/25/67(1)(6)	2,647	2,524
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(6)	3,465	3,253
2019-2, A1 144A 3.347%, 4/25/49(1)(6)	3,101	2,902
2021-1R, A1 144A 1.175%, 10/25/48(1)(6)	11,817	9,562
2022-1, A1B 144A 3.269%, 12/25/56(1)(6)	4,252	3,760
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Banc of America Funding Trust 2004-D, 5A1 3.956%, 1/25/35(6)	$ 863	$ 828
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%, Cap N/A, Floor 0.722%) 144A 5.557%, 3/15/37(1)(6)	5,490	5,023
BPR Trust
2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.364%) 144A 6.191%, 2/15/29(1)(6)	1,975	1,929
2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.725%, 4/15/37(1)(6)	7,400	7,110
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 10/25/59(1)(6)	4,853	4,592
2021-NQM3, A1 144A 1.699%, 4/25/60(1)(6)	1,703	1,530
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(6)	1,871	1,742
BX Commercial Mortgage Trust
2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.364%) 144A 6.192%, 10/15/36(1)(6)	6,626	6,478
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.788%, 2/15/39(1)(6)	10,593	9,912
BX Trust
2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 5.704%, 5/15/35(1)(6)	19,910	19,309
2019-OC11, B 144A 3.605%, 12/9/41(1)	5,000	4,196
2019-OC11, D 144A 3.944%, 12/9/41(1)(6)	7,699	6,353
2022-CLS, A 144A 5.760%, 10/13/27(1)	15,725	15,355
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(6)	4,391	3,706
2016-SH2, M2 144A 3.750%, 12/25/45(1)(6)	6,500	5,700
	Par Value	Value

Non-Agency—continued
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%, Cap N/A, Floor 1.120%) 144A 5.804%, 6/15/34(1)(6)	$ 17,508	$ 17,007
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.066%, 5/25/34(6)	300	267
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(6)	5,256	4,925
Citigroup Mortgage Loan Trust
2013-A, A 144A 3.000%, 5/25/42(1)(6)	2,466	2,285
2020-EXP1, A1B 144A 1.804%, 5/25/60(1)(6)	1,605	1,461
Citigroup Mortgage Loan Trust, Inc.
2015-PS1, A1 144A 3.750%, 9/25/42(1)(6)	583	543
2018-RP1, A1 144A 3.000%, 9/25/64(1)(6)	3,908	3,717
2019-RP1, A1 144A 3.500%, 1/25/66(1)(6)	4,533	4,299
COLT Funding LLC
2021-3R, A1 144A 1.051%, 12/25/64(1)(6)	3,274	2,804
2021-3R, A2 144A 1.257%, 12/25/64(1)(6)	767	654
COLT Mortgage Loan Trust
2021-2, A2 144A 1.130%, 8/25/66(1)(6)	5,328	4,233
2022-1, A1 144A 2.284%, 12/27/66(1)(6)	10,423	9,106
2022-3, A1 144A 3.901%, 2/25/67(1)(6)	15,604	14,474
2022-4, A1 144A 4.301%, 3/25/67(1)(6)	6,653	6,358
2022-5, A1 144A 4.550%, 4/25/67(1)(6)	13,224	12,773
2021-2R, A1 144A 0.798%, 7/27/54(1)	2,127	1,810
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(6)	5,722	4,802
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(6)	9,555	8,727
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(1)	8,908	8,426
2020-3, A 144A 1.358%, 8/15/53(1)	4,310	3,892
	Par Value	Value

Non-Agency—continued
2020-4, A 144A 1.174%, 12/15/52(1)	$ 13,651	$ 12,329
2022-1, A 144A 4.744%, 6/17/55(1)(6)	4,902	4,836
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 5.664%, 5/15/36(1)(6)	22,728	22,498
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(6)	7,771	7,419
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(6)	2,999	2,700
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(6)	12,009	10,456
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(6)	7,371	6,210
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(6)	5,371	4,780
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(6)	10,050	9,098
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(6)	1,410	1,303
2020-1, A1 144A 2.006%, 5/25/65(1)(6)	1,413	1,347
2020-2, A1 144A 1.178%, 10/25/65(1)(6)	5,481	4,926
2021-1, A2 144A 1.003%, 2/25/66(1)(6)	1,118	929
2022-1, A1 144A 2.206%, 1/25/67(1)(6)	6,147	5,156
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 6.385%, 7/15/38(1)(6)	5,408	5,237
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	7,020	6,398
2020-SFR2, A 144A 1.266%, 10/19/37(1)	4,636	4,208
2020-SFR2, B 144A 1.567%, 10/19/37(1)	21,440	19,352
2021-SFR1, D 144A 2.189%, 8/17/38(1)	18,405	15,823
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(6)	946	870
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-1, A23 144A 3.500%, 11/25/57(1)(6)	$ 859	$ 783
2019-2, A52 144A 3.500%, 6/25/59(1)(6)	4,197	3,960
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(6)	1,107	1,044
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.484%, 2/15/38(1)(6)	5,700	5,222
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(6)	2,630	2,202
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	16,760	15,476
Imperial Fund Mortgage Trust
2021-NQM4, A1 144A 2.091%, 1/25/57(1)(6)	12,416	10,444
2022-NQM3, A1 144A 4.380%, 5/25/67(1)(6)	9,336	8,944
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.316%, 8/15/39(1)(6)	10,161	10,078
JP Morgan Mortgage Trust
2006-A6, 3A3L 3.851%, 10/25/36(6)	309	223
2014-5, B1 144A 2.780%, 10/25/29(1)(6)	1,882	1,631
2018-7FRB, A2 (1 month LIBOR + 0.750%) 144A 5.595%, 4/25/46(1)(6)	5,340	5,103
JPMBB Commercial Mortgage Securities Trust 2015-C32, AS 3.984%, 11/15/48	2,495	2,349
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(6)	602	549
2014-2, 2A2 144A 3.500%, 6/25/29(1)(6)	1,462	1,405
2014-2, AM 144A 3.360%, 6/25/29(1)(6)	865	828
2014-5, B2 144A 2.780%, 10/25/29(1)(6)	886	766
2015-1, AM1 144A 5.692%, 12/25/44(1)(6)	968	926
2015-5, A2 144A 5.853%, 5/25/45(1)(6)	1,171	1,144
2017-3, 2A2 144A 2.500%, 8/25/47(1)(6)	2,023	1,751
2017-5, A1 144A 3.300%, 10/26/48(1)(6)	3,546	3,417
	Par Value	Value

Non-Agency—continued
KKR Industrial Portfolio Trust
2021-KDIP, C (1 month Term SOFR + 1.114%, Cap N/A, Floor 1.114%) 144A 5.942%, 12/15/37(1)(6)	$ 1,676	$ 1,599
2021-KDIP, D (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.364%) 144A 6.192%, 12/15/37(1)(6)	3,750	3,543
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.484%, 5/15/36(1)(6)	5,740	5,684
LHOME Mortgage Trust
2021-RTL1, A1 144A 2.090%, 2/25/26(1)(6)	11,065	10,794
2021-RTL2, A1 144A 2.090%, 6/25/26(1)(6)	8,940	8,580
MetLife Securitization Trust
2017-1A, M1 144A 3.439%, 4/25/55(1)(6)	7,930	7,072
2018-1A, A 144A 3.750%, 3/25/57(1)(6)	15,400	14,505
2019-1A, A1A 144A 3.750%, 4/25/58(1)(6)	5,952	5,768
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(1)(6)	11,383	10,760
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(6)	636	605
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(6)	2,041	1,873
2021-INV1, A1 144A 0.852%, 1/25/56(1)(6)	1,453	1,282
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(6)	1,983	1,860
2017-3, M2 144A 3.250%, 1/25/61(1)(6)	9,012	8,216
2019-1, M2 144A 3.500%, 10/25/69(1)(6)	12,131	10,551
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(6)	4,509	4,175
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C10, A4 4.067%, 7/15/46(6)	2,075	2,066
2013-C13, AS 4.266%, 11/15/46	1,735	1,702
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 4.474%, 2/25/34(6)	362	337
	Par Value	Value

Non-Agency—continued
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 6.010%, 6/25/44(1)(6)	$ 2,800	$ 2,698
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(6)	3,668	3,440
2015-2A, A1 144A 3.750%, 8/25/55(1)(6)	3,202	2,972
2016-1A, A1 144A 3.750%, 3/25/56(1)(6)	1,706	1,563
2016-3A, A1 144A 3.750%, 9/25/56(1)(6)	2,034	1,876
2016-4A, A1 144A 3.750%, 11/25/56(1)(6)	2,643	2,433
2017-2A, A3 144A 4.000%, 3/25/57(1)(6)	10,436	9,850
2018-2A, A1 144A 4.500%, 2/25/58(1)(6)	6,065	5,815
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(6)	595	509
2020-1A, A1B 144A 3.500%, 10/25/59(1)(6)	5,077	4,670
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(6)	4,002	3,589
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)	8,710	8,301
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(6)	3,028	2,769
2016-2A, A1 144A 3.750%, 11/26/35(1)(6)	3,900	3,668
2018-1A, A1A 144A 4.000%, 12/25/57(1)(6)	7,406	7,011
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 5.895%, 5/25/55(1)(6)	11,999	11,830
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(6)	10,791	8,782
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(6)	6,188	5,141
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	4,632	4,179
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(6)	815	781
2018-1, A2 (1 month LIBOR + 0.650%) 144A 5.495%, 6/25/57(1)(6)	2,286	2,129
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(6)	7,890	7,482
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(1)(6)	$ 2,354	$ 2,221
2021-3, A1 144A 1.867%, 4/25/26(1)(6)	6,096	5,820
2021-RPL2, A1 144A 1.455%, 10/25/51(1)(6)	21,291	18,917
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(6)	10,298	9,528
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(6)	13,702	13,002
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(1)	10,340	9,903
2020-SFR2, E 144A 5.115%, 6/17/37(1)	6,890	6,517
2021-SFR2, D 144A 2.197%, 4/19/38(1)	16,205	14,186
2021-SFR3, D 144A 2.288%, 5/17/26(1)	11,130	9,780
2021-SFR5, D 144A 2.109%, 7/17/38(1)	2,500	2,171
2021-SFR6, D 144A 2.225%, 7/17/38(1)	3,750	3,279
2020-SFR3, A 144A 1.294%, 10/17/27(1)	3,640	3,307
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,430	1,252
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(6)	2,076	1,780
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(6)	3,878	3,317
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(1)(6)	614	603
2020-1, A1 144A 2.376%, 1/26/60(1)(6)	1,681	1,597
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(6)	1,443	1,365
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(6)	916	885
2021-1, A3 144A 1.560%, 7/25/61(1)(6)	4,210	3,336
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(6)	5,631	4,845
	Par Value	Value

Non-Agency—continued
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(6)	$ 520	$ 494
2020-3, A1 144A 1.486%, 4/25/65(1)(6)	2,242	2,098
2021-3, A2 144A 1.395%, 6/25/56(1)(6)	2,617	2,109
2021-3, A3 144A 1.518%, 6/25/56(1)(6)	2,176	1,745
Towd Point Mortgage Trust
2016-4, B1 144A 3.931%, 7/25/56(1)(6)	8,095	7,480
2017-1, M1 144A 3.750%, 10/25/56(1)(6)	4,374	4,100
2018-2, A2 144A 3.500%, 3/25/58(1)(6)	9,400	8,711
2018-6, A1A 144A 3.750%, 3/25/58(1)(6)	3,511	3,414
2018-6, A1B 144A 3.750%, 3/25/58(1)(6)	1,705	1,573
2019-2, A2 144A 3.750%, 12/25/58(1)(6)	925	825
2019-HY2, M1 (1 month LIBOR + 1.600%, Cap N/A, Floor 1.600%) 144A 6.445%, 5/25/58(1)(6)	4,045	3,885
2020-1, M1 144A 3.500%, 1/25/60(1)(6)	4,820	3,900
2020-MH1, A2 144A 2.500%, 2/25/60(1)(6)	12,111	10,432
2021-1, A2 144A 2.750%, 11/25/61(1)(6)	12,970	10,464
2017-6, A2 144A 3.000%, 10/25/57(1)(6)	11,390	10,419
Towd Point Trust 2021-HE1, M1 144A 1.500%, 2/25/63(1)(6)	1,752	1,635
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(1)	5,243	4,394
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	6,490	5,846
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	1,341	1,337
UBS-Barclays Commercial Mortgage Trust 2013-C6, B 144A 3.875%, 4/10/46(1)(6)	8,691	8,657
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(1)(6)	9,044	8,367
	Par Value	Value

Non-Agency—continued
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(1)(6)	$ 6,743	$ 6,369
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(6)	10,441	9,673
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(6)	14,692	13,597
2021-NPL5, A1 144A 1.868%, 8/25/51(1)(6)	8,395	7,747
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(1)(6)	6,391	5,632
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(6)	6,070	5,148
2019-INV2, A1 144A 2.913%, 7/25/59(1)(6)	2,919	2,819
2021-2, A1 144A 1.031%, 2/25/66(1)(6)	6,654	5,643
2021-3, A1 144A 1.046%, 6/25/66(1)(6)	10,377	8,643
2021-R3, A1 144A 1.020%, 4/25/64(1)(6)	4,903	4,351
2022-4, A1 144A 4.474%, 4/25/67(1)(6)	11,893	11,461
2022-5, A1 144A 3.800%, 4/25/67(1)(6)	21,422	19,679
2022-7, A1 144A 5.152%, 7/25/67(1)(6)	8,141	7,970
2020-1, A1 144A 2.417%, 1/25/60(1)(6)	1,667	1,574
2020-4, A1 144A 1.502%, 5/25/65(1)(6)	5,706	5,231
2021-R1, A1 144A 0.820%, 10/25/63(1)(6)	4,307	3,861
2021-R2, A1 144A 0.918%, 2/25/64(1)(6)	3,682	3,148
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(6)	3,316	3,092
2019-2, A2 144A 2.924%, 11/25/54(1)(6)	1,967	1,841
2021-1R, A1 144A 1.280%, 5/25/56(1)	7,949	7,243
VM Master Issuer LLC 2022-1, A1 144A 5.163%, 5/24/25(1)(3)(6)	11,785	11,733
WaMu Mortgage Pass-Through Certificates Series Trust 2004-CB1, 2A 5.000%, 6/25/34	233	225
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	6,689	6,379
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust
2004-U, A1 4.017%, 10/25/34(6)	$ 121	$ 111
2020-4, A1 144A 3.000%, 7/25/50(1)(6)	2,431	2,084
		1,134,130

Total Mortgage-Backed Securities (Identified Cost $1,249,239)		1,145,144

Asset-Backed Securities—26.2%
Automobiles—11.7%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(1)	6,948	6,636
ACC Trust
2021-1, C 144A 2.080%, 12/20/24(1)	2,864	2,824
2022-1, C 144A 3.240%, 10/20/25(1)	6,580	6,354
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(1)	5,449	5,435
American Credit Acceptance Receivables Trust
2021-1, C 144A 0.830%, 3/15/27(1)	5,872	5,777
2021-2, C 144A 0.970%, 7/13/27(1)	6,357	6,261
2021-3, C 144A 0.980%, 11/15/27(1)	2,269	2,223
2022-1, E 144A 3.640%, 3/13/28(1)	11,425	9,785
AmeriCredit Automobile Receivables Trust 2019-1, C 3.360%, 2/18/25	2,439	2,431
Arivo Acceptance Auto Loan Receivables Trust
2021-1A, A 144A 1.190%, 1/15/27(1)	3,550	3,440
2022-2A, A 144A 6.900%, 1/16/29(1)	7,993	8,000
Avid Automobile Receivables Trust
2019-1, D 144A 4.030%, 7/15/26(1)	1,615	1,613
2021-1, D 144A 1.990%, 4/17/28(1)	3,200	2,927
2021-1, E 144A 3.390%, 4/17/28(1)	1,590	1,432
	Par Value	Value

Automobiles—continued
Avis Budget Rental Car Funding AESOP LLC (AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	$ 3,393	$ 3,473
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	15,919	14,621
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	8,025	7,534
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	9,205	8,456
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,870	1,657
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(1)	11,500	9,586
CarNow Auto Receivables Trust
2021-1A, C 144A 2.160%, 2/17/26(1)	4,750	4,659
2021-2A, B 144A 1.300%, 1/15/26(1)	1,739	1,716
2022-1A, B 144A 4.890%, 3/16/26(1)	5,000	4,938
2023-1A, C 144A 7.240%, 9/15/26(1)	12,824	12,765
Carvana Auto Receivables Trust
2019-3A, D 144A 3.040%, 4/15/25(1)	2,541	2,518
2019-3A, E 144A 4.600%, 7/15/26(1)	4,399	4,263
2020-N1A, D 144A 3.430%, 1/15/26(1)	11,103	10,954
2020-P1, C 1.320%, 11/9/26	2,250	1,978
2021-N2, C 1.070%, 3/10/28	2,371	2,189
2021-N3, D 1.580%, 6/12/28	12,685	11,776
2021-P3, B 1.420%, 8/10/27	4,590	3,948
2022-N1, C 144A 3.320%, 12/11/28(1)	4,435	4,279
2022-N1, D 144A 4.130%, 12/11/28(1)	6,815	6,424
CIG Auto Receivables Trust
2020-1A, D 144A 2.350%, 1/12/26(1)	7,910	7,683
2020-1A, E 144A 4.430%, 2/12/27(1)	9,485	9,222
2021-1A, D 144A 2.110%, 4/12/27(1)	4,015	3,644
	Par Value	Value

Automobiles—continued
CPS Auto Receivables Trust
2020-C, C 144A 1.710%, 8/17/26(1)	$ 319	$ 319
2021-A, C 144A 0.830%, 9/15/26(1)	2,829	2,804
2022-D, D 144A 8.730%, 1/16/29(1)	7,170	7,336
Credit Acceptance Auto Loan Trust
2020-3A, B 144A 1.770%, 12/17/29(1)	11,195	10,677
2022-1A, A 144A 4.600%, 6/15/32(1)	7,275	7,136
Credito Real USA Auto Receivables Trust 2021-1A, A 144A 1.350%, 2/16/27(1)	1,117	1,097
DT Auto Owner Trust
2021-1A, D 144A 1.160%, 11/16/26(1)	3,930	3,643
2021-1A, E 144A 2.380%, 1/18/28(1)	2,000	1,849
2021-2A, C 144A 1.100%, 2/16/27(1)	5,985	5,743
2021-2A, D 144A 1.500%, 2/16/27(1)	4,350	4,049
2022-2A, D 144A 5.460%, 3/15/28(1)	7,500	7,329
2023-1A, D 144A 6.440%, 11/15/28(1)	1,741	1,746
Exeter Automobile Receivables Trust
2020-1A, D 144A 2.730%, 12/15/25(1)	7,168	7,025
2020-3A, E 144A 3.440%, 8/17/26(1)	3,015	2,888
2021-1A, C 0.740%, 1/15/26	2,878	2,829
2022-3A, C 5.300%, 9/15/27	8,423	8,354
2018-4A, D 144A 4.350%, 9/16/24(1)	2,072	2,066
2019-1A, D 144A 4.130%, 12/16/24(1)	2,532	2,528
FHF Trust 2022-2A, B 144A 6.570%, 1/16/29(1)	8,847	8,821
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	2,915	2,757
2021-2A, C 144A 1.470%, 11/15/27(1)	6,395	5,842
2022-1A, C 144A 3.130%, 5/15/28(1)	5,745	5,420
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(1)	342	341
2020-1, C 144A 2.240%, 1/15/26(1)	8,138	8,029
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2020-3, C 144A 1.730%, 9/15/26(1)	$ 3,490	$ 3,355
2020-4, C 144A 1.280%, 2/16/27(1)	5,284	5,063
Foursight Capital Automobile Receivables Trust
2021-2, C 144A 1.570%, 7/15/27(1)	2,110	1,965
2022-1, B 144A 2.150%, 5/17/27(1)	2,140	2,002
GLS Auto Receivables Issuer Trust
2019-3A, D 144A 3.840%, 5/15/26(1)	3,000	2,921
2019-4A, D 144A 4.090%, 8/17/26(1)	5,803	5,627
2020-3A, D 144A 2.270%, 5/15/26(1)	11,735	11,428
2020-3A, E 144A 4.310%, 7/15/27(1)	18,060	17,370
2020-4A, C 144A 1.140%, 11/17/25(1)	4,417	4,356
2022-2A, C 144A 5.300%, 4/17/28(1)	3,075	3,033
2022-2A, D 144A 6.150%, 4/17/28(1)	4,565	4,512
2023-1A, B 144A 6.190%, 6/15/27(1)	4,105	4,149
GLS Auto Receivables Trust 2022-1A, C 144A 3.190%, 2/16/27(1)	6,000	5,751
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(1)	5,594	5,121
Hertz Vehicle Financing LLC 2022-4A, D 144A 6.560%, 9/25/26(1)	5,995	5,644
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	2,705	2,416
2023-1A, D 144A 7.300%, 6/17/30(1)	2,570	2,583
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	8,693	8,394
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(1)	17,610	15,808
2022-1A, C 144A 5.310%, 6/14/29(1)	7,485	7,202
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(1)	6,000	5,469
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	2,569	2,549
	Par Value	Value

Automobiles—continued
2021-3, C 0.950%, 9/15/27	$ 13,700	$ 13,298
2022-7, A2 5.810%, 1/15/26	4,108	4,109
Tesla Auto Lease Trust 2020-A, C 144A 1.680%, 2/20/24(1)	896	894
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	4,914	4,861
Tricolor Auto Securitization Trust
2022-1A, C 144A 4.710%, 8/15/25(1)	3,040	2,984
2022-1A, D 144A 5.380%, 1/15/26(1)	4,640	4,482
2023-1A, B 144A 6.840%, 11/16/26(1)	995	995
2023-1A, C 144A 7.240%, 2/16/27(1)	4,547	4,548
U.S. Auto Funding 2021-1A, B 144A 1.490%, 3/17/25(1)	4,331	4,294
United Auto Credit Securitization Trust
2021-1, C 144A 0.840%, 6/10/26(1)	909	907
2021-1, D 144A 1.140%, 6/10/26(1)	10,160	9,942
2022-1, C 144A 2.610%, 6/10/27(1)	2,785	2,714
2023-1, B 144A 5.910%, 7/10/28(1)	5,206	5,174
2023-1, C 144A 6.280%, 7/10/28(1)	2,901	2,879
USASF Receivables LLC 2020-1A, C 144A 5.940%, 8/15/24(1)	6,392	6,380
Veros Auto Receivables Trust
2021-1, B 144A 1.490%, 10/15/26(1)	4,235	4,055
2022-1, B 144A 4.390%, 8/16/27(1)	16,900	16,361
Westlake Automobile Receivables Trust
2020-2A, C 144A 2.010%, 7/15/25(1)	4,338	4,313
2020-3A, C 144A 1.240%, 11/17/25(1)	11,365	11,166
2021-3A, D 144A 2.120%, 1/15/27(1)	4,720	4,368
2022-1A, B 144A 2.750%, 3/15/27(1)	6,090	5,897
2023-1A, C 144A 5.740%, 8/15/28(1)	1,415	1,420
		556,808

	Par Value	Value

Collateralized Loan Obligations—0.4%
GoldenTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 5.878%, 1/20/33(1)(6)	$ 18,315	$ 17,997
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 5.708%, 4/20/29(1)(6)	1,798	1,778
		19,775

Consumer Loans—1.7%
Affirm Asset Securitization Trust
2022-A, 1A 144A 4.300%, 5/17/27(1)	4,930	4,694
2022-A, A 144A 4.300%, 5/17/27(1)	4,765	4,537
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(1)	1,224	1,130
Lendingpoint Asset Securitization Trust
2022-A, B 144A 2.410%, 6/15/29(1)	7,745	7,565
2022-B, A 144A 4.770%, 10/15/29(1)	3,761	3,690
Lendmark Funding Trust 2019-2A, A 144A 2.780%, 4/20/28(1)	4,478	4,401
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	7,261	7,277
Oportun Funding XIV LLC
2021-A, A 144A 1.210%, 3/8/28(1)	9,015	8,534
2021-A, B 144A 1.760%, 3/8/28(1)	7,620	7,166
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	6,210	5,591
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	2,610	2,436
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	7,335	7,015
SoFi Consumer Loan Program Trust 2022-1S, A 144A 6.210%, 4/15/31(1)	6,126	6,131
Upstart Securitization Trust
2021-2, B 144A 1.750%, 6/20/31(1)	7,140	6,816
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Consumer Loans—continued
2022-2, A 144A 4.370%, 5/20/32(1)	$ 2,382	$ 2,340
		79,323

Credit Card—0.8%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	4,270	3,973
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	9,020	8,530
Mercury Financial Credit Card Master Trust
2022-1A, A 144A 2.500%, 9/21/26(1)	14,120	13,250
2023-1A, A 144A 8.040%, 9/20/27(1)	14,709	14,714
		40,467

Equipment—0.6%
Amur Equipment Finance Receivables VIII LLC 2020-1A, C 144A 3.060%, 4/20/26(1)	2,122	2,096
CCG Receivables Trust 2022-1, C 144A 4.670%, 7/16/29(1)	3,750	3,613
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	14,505	12,779
Pawnee Equipment Receivables Series LLC 2020-1, A 144A 1.370%, 11/17/25(1)	984	976
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(1)	9,548	9,353
		28,817

Other—10.8%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(1)	2,149	1,960
ACHV ABS TRUST 2023-1PL, A 144A 6.420%, 3/18/30(1)	1,496	1,495
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	16,110	14,212
Amur Equipment Finance Receivables IX LLC
2021-1A, B 144A 1.380%, 2/22/27(1)	1,830	1,727
2021-1A, C 144A 1.750%, 6/21/27(1)	5,388	5,057
	Par Value	Value

Other—continued
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	$ 11,197	$ 11,342
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	1,274	1,259
2019-A, A 144A 3.140%, 7/16/40(1)	2,157	2,040
2019-A, C 144A 4.010%, 7/16/40(1)	19,615	17,963
2020-AA, B 144A 2.790%, 7/17/46(1)	2,160	1,889
2020-AA, D 144A 7.150%, 7/17/46(1)	7,435	6,343
2021-A, A 144A 1.540%, 7/17/46(1)	13,423	12,040
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	14,805	12,975
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	1,131	1,106
BHG Securitization Trust
2021-A, A 144A 1.420%, 11/17/33(1)	5,810	5,436
2021-B, B 144A 1.670%, 10/17/34(1)	8,195	7,189
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	1,796	1,743
Business Jet Securities LLC
2020-1A, A 144A 2.981%, 11/15/35(1)	1,668	1,581
2021-1A, A 144A 2.162%, 4/15/36(1)	3,077	2,877
BXG Receivables Note Trust
2015-A, A 144A 2.880%, 5/2/30(1)	453	439
2017-A, A 144A 2.950%, 10/4/32(1)	3,055	2,943
2020-A, B 144A 2.490%, 2/28/36(1)	3,482	3,138
2022-A, A 144A 4.120%, 9/28/37(1)	7,431	7,165
2022-A, B 144A 4.610%, 9/28/37(1)	2,553	2,447
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	13,316	11,420
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(1)	7,207	7,180
2021-1, C 144A 0.840%, 6/14/27(1)	1,415	1,321
2023-1, A2 144A 5.820%, 9/16/30(1)	1,140	1,151
	Par Value	Value

Other—continued
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	$ 9,463	$ 8,593
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(1)	1,679	1,625
Conn’s Receivables Funding LLC
2021-A, B 144A 2.870%, 5/15/26(1)	3,282	3,250
2022-A, B 144A 9.520%, 12/15/26(1)	11,380	11,338
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(1)	1,542	1,527
2020-1, D 144A 7.210%, 2/15/28(1)	6,258	5,918
2023-1, A2 144A 5.990%, 3/15/32(1)	12,036	12,035
Diamond Resorts Owner Trust
2019-1A, B 144A 3.530%, 2/20/32(1)	1,576	1,511
2021-1A, A 144A 1.510%, 11/21/33(1)	1,363	1,263
2021-1A, B 144A 2.050%, 11/21/33(1)	611	562
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	11,870	10,992
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	1,033	1,014
2021-1A, A 144A 1.270%, 5/15/41(1)	9,684	8,613
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(1)	4,650	4,405
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	4,474	3,848
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(1)	10,618	9,629
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	160	158
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	19,379	16,850
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	782	775
2018-AA, A 144A 3.540%, 2/25/32(1)	1,780	1,727
2022-1D, B 144A 4.100%, 6/20/34(1)	3,534	3,389
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Other—continued
2022-2A, C 144A 5.570%, 1/25/37(1)	$ 976	$ 949
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	1,707	1,582
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(1)	6,405	5,425
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	7,884	7,087
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	19,017	17,656
Lendingpoint Asset Securitization Trust 2022-C, A 144A 6.560%, 2/15/30(1)	3,412	3,400
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	12,315	10,747
Libra Solutions LLC
2022-1A, A 144A 4.750%, 5/15/34(1)	2,173	2,140
2023-1A, A 144A 7.000%, 2/15/35(1)	4,909	4,898
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	12,957	11,281
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(1)	2,466	2,438
2020-AA, A 144A 2.190%, 8/21/34(1)	1,954	1,870
MVW LLC 2021-1WA, B 144A 1.440%, 1/22/41(1)	1,931	1,762
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	1,895	1,795
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	4,351	3,694
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	9,320	7,993
NMEF Funding LLC
2019-A, C 144A 3.300%, 8/17/26(1)	4,531	4,518
2022-A, B 144A 3.350%, 10/16/28(1)	5,495	5,172
Oasis Securitization Funding LLC 2021-2A, A 144A 2.143%, 10/15/33(1)	2,301	2,262
	Par Value	Value

Other—continued
Octane Receivables Trust
2019-1A, B 144A 3.770%, 7/22/24(1)	$ 99	$ 99
2019-1A, C 144A 4.740%, 6/20/25(1)	17,822	17,680
2020-1A, A 144A 1.710%, 2/20/25(1)	1,540	1,528
2020-1A, B 144A 1.980%, 6/20/25(1)	1,114	1,083
2021-1A, A 144A 0.930%, 3/22/27(1)	3,340	3,231
2021-1A, B 144A 1.530%, 4/20/27(1)	3,700	3,435
2023-1A, C 144A 6.370%, 9/20/29(1)	2,000	2,012
Oportun Funding LLC 2022-1, A 144A 3.250%, 6/15/29(1)	3,105	3,047
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	4,591	4,371
Pawneee Equipment Receivables Series LLC 2022-1, B 144A 5.400%, 7/17/28(1)	10,570	10,426
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	13,208	12,795
Purchasing Power Funding LLC
2021-A, A 144A 1.570%, 10/15/25(1)	12,425	12,148
2021-A, B 144A 1.920%, 10/15/25(1)	5,465	5,100
Regional Management Issuance Trust 2022-1, A 144A 3.070%, 3/15/32(1)	6,500	6,089
SBA Tower Trust 144A 1.631%, 11/15/26(1)	9,540	8,355
Sierra Timeshare Receivables Funding LLC
2018-2A, A 144A 3.500%, 6/20/35(1)	857	846
2019-1A, B 144A 3.420%, 1/20/36(1)	779	745
2019-2A, B 144A 2.820%, 5/20/36(1)	2,747	2,632
2020-2A, B 144A 2.320%, 7/20/37(1)	2,062	1,930
2022-2A, C 144A 6.360%, 6/20/40(1)	2,573	2,534
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	13,985	13,084
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	9,052	7,866
	Par Value	Value

Other—continued
Upstart Securitization Trust 2023-1, A 144A 6.590%, 2/20/33(1)	$ 4,000	$ 3,984
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(1)	5,690	5,529
2022-1A, D 144A 6.680%, 11/26/29(1)	2,794	2,657
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(1)	3,593	3,470
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(1)	1,198	1,170
2022-1A, B 144A 2.288%, 8/20/36(1)	3,558	3,362
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	20,247	16,954
		511,291

Student Loan—0.2%
Commonbond Student Loan Trust
2019-AGS, A1 144A 2.540%, 1/25/47(1)	3,757	3,390
2020-1, A 144A 1.690%, 10/25/51(1)	2,159	1,915
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	382	375
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(1)	2,516	2,200
		7,880

Total Asset-Backed Securities (Identified Cost $1,316,353)		1,244,361

Corporate Bonds and Notes—27.5%
Communication Services—1.2%
Altice France S.A.
144A 5.125%, 7/15/29(1)	4,885	3,676
144A 5.500%, 10/15/29(1)	3,970	3,036
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	1,585	1,514
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	4,145	3,004
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	5,040	3,030
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Northwest Fiber LLC 144A 4.750%, 4/30/27(1)	$ 5,470	$ 4,673
Sprint Capital Corp. 6.875%, 11/15/28	4,445	4,776
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(1)	3,305	3,280
Telesat Canada 144A 6.500%, 10/15/27(1)	2,485	770
T-Mobile USA, Inc. 3.750%, 4/15/27	6,265	6,023
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	4,755	4,766
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 5.964%, 5/15/25(6)	10,541	10,561
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(1)	2,463	1,505
Warnermedia Holdings, Inc. 144A 3.755%, 3/15/27(1)	8,025	7,557
		58,171

Consumer Discretionary—0.8%
Advance Auto Parts, Inc. 5.950%, 3/9/28	1,771	1,826
Ashtead Capital, Inc.
144A 4.000%, 5/1/28(1)	6,800	6,316
144A 4.250%, 11/1/29(1)	8,000	7,341
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	2,990	2,990
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	2,880	2,372
eG Global Finance plc 144A 8.500%, 10/30/25(1)	5,330	4,989
Ford Motor Credit Co. LLC 7.350%, 11/4/27	5,165	5,320
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	5,345	4,783
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	183	195
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	2,895	2,440
		38,572

Consumer Staples—0.7%
Albertsons Cos., Inc.
144A 3.250%, 3/15/26(1)	4,615	4,343
144A 6.500%, 2/15/28(1)	4,341	4,352
BAT Capital Corp.
4.700%, 4/2/27	11,000	10,793
2.259%, 3/25/28	5,870	5,033
	Par Value	Value

Consumer Staples—continued
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	$ 6,625	$ 6,120
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	2,990	2,272
		32,913

Energy—3.9%
Aker BP ASA
144A 2.875%, 1/15/26(1)	4,375	4,138
144A 2.000%, 7/15/26(1)	5,040	4,534
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	5,740	5,552
Boardwalk Pipelines LP 4.950%, 12/15/24	12,645	12,569
BP Capital Markets plc 4.875% (7)	8,705	7,911
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)(5)	5,140	5,058
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	9,020	8,899
CrownRock LP
144A 5.625%, 10/15/25(1)	5,045	4,944
144A 5.000%, 5/1/29(1)	5,695	5,305
Enbridge, Inc. 7.375%, 1/15/83	14,050	13,432
Energy Transfer LP 4.200%, 4/15/27	11,050	10,587
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	1,700	1,681
144A 7.500%, 6/1/27(1)	90	90
Genesis Energy LP 8.875%, 4/15/30	1,660	1,681
Hilcorp Energy I LP 144A 6.000%, 4/15/30(1)	4,315	3,978
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(1)	4,620	4,227
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(1)	9,880	9,871
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	7,945	7,700
Pertamina Persero PT 144A 4.300%, 5/20/23(1)	9,430	9,402
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(8)	9,545	430
Petroleos Mexicanos 6.500%, 3/13/27	33,165	29,968
Saudi Arabian Oil Co. 90349GAN5 144A 2.875%, 4/16/24(1)	17,260	16,805
	Par Value	Value

Energy—continued
Southwestern Energy Co. 5.375%, 2/1/29	$ 4,090	$ 3,855
Transocean, Inc. 144A 11.500%, 1/30/27(1)	775	800
USA Compression Partners LP 6.875%, 4/1/26	5,955	5,788
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(1)	6,175	5,570
		184,775

Financials—9.6%
AerCap Ireland Capital DAC
2.450%, 10/29/26	6,290	5,647
3.000%, 10/29/28	695	607
Series 3NC1 1.750%, 10/29/24	2,584	2,407
Allstate Corp. (The) Series B 5.750%, 8/15/53	11,965	11,651
American Express Co. 5.850%, 11/5/27	10,976	11,516
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	7,330	7,078
Banco do Brasil S.A. 144A 3.250%, 9/30/26(1)	4,495	4,135
Banco Mercantil del Norte S.A. 144A 5.875% (1)(7)	15,795	13,327
Banco Santander Chile 144A 2.700%, 1/10/25(1)	7,545	7,164
Bank of America Corp.
3.841%, 4/25/25	4,915	4,825
1.734%, 7/22/27	19,345	17,347
2.551%, 2/4/28	6,080	5,530
(3 month LIBOR + 0.770%) 5.576%, 2/5/26(6)	11,312	11,300
Bank of New York Mellon Corp. (The) 5.802%, 10/25/28	13,146	13,694
Barclays plc
7.325%, 11/2/26	3,430	3,513
7.385%, 11/2/28	3,215	3,408
Blackstone Private Credit Fund
2.625%, 12/15/26	6,735	5,656
4.000%, 1/15/29	3,345	2,788
Block, Inc. 2.750%, 6/1/26	7,535	6,870
BPCE S.A. 144A 5.975%, 1/18/27(1)	6,390	6,373
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	8,822
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(1)	$ 810	$ 698
Charles Schwab Corp. (The)
Series G 5.375%(7)	4,332	4,105
Series H 4.000%(7)	8,541	6,726
Citadel Finance LLC 144A 3.375%, 3/9/26(1)	5,660	5,169
Citadel LP 144A 4.875%, 1/15/27(1)	1,055	1,015
Citigroup, Inc.
5.610%, 9/29/26	9,000	9,067
3.200%, 10/21/26	14,187	13,384
(SOFR + 1.280%) 6.045%, 2/24/28(5)(6)	8,147	8,048
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)	8,938	7,968
Credit Suisse AG 7.950%, 1/9/25	4,910	4,991
Danske Bank A/S
144A 3.773%, 3/28/25(1)	6,075	5,929
144A 1.621%, 9/11/26(1)	1,935	1,729
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	5,965	5,942
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	15,930	14,099
Fifth Third Bancorp 4.055%, 4/25/28	2,565	2,348
Fifth Third Bank N.A. 5.852%, 10/27/25	4,530	4,465
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	23,590
3.850%, 1/26/27	11,430	11,026
Huntington Bancshares, Inc. 2.625%, 8/6/24	4,375	4,102
Huntington National Bank (The) 5.699%, 11/18/25	2,708	2,619
JPMorgan Chase & Co.
1.578%, 4/22/27	19,090	17,152
4.323%, 4/26/28	5,930	5,785
(SOFR + 1.180%) 5.939%, 2/24/28(6)	13,015	12,860
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	11,215	8,860
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	8,415	6,748
Lincoln National Corp. (3 month LIBOR + 2.040%) 6.848%, 4/20/67(6)	10,579	7,035
	Par Value	Value

Financials—continued
Morgan Stanley
2.188%, 4/28/26	$ 6,000	$ 5,630
2.475%, 1/21/28	10,911	9,966
6.296%, 10/18/28	1,604	1,687
3.772%, 1/24/29	6,000	5,681
Navient Corp. 5.875%, 10/25/24	7,452	7,239
OneMain Finance Corp. 6.875%, 3/15/25	7,400	7,171
OWL Rock Core Income Corp. 5.500%, 3/21/25	4,304	4,191
Prudential Financial, Inc. 5.625%, 6/15/43	13,774	13,550
Spirit Realty LP 4.450%, 9/15/26	6,686	6,409
State Street Corp.
5.751%, 11/4/26	6,169	6,287
5.820%, 11/4/28	6,988	7,289
Synchrony Financial
4.875%, 6/13/25	2,229	2,063
3.700%, 8/4/26	3,062	2,673
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	5,470	4,523
Toronto-Dominion Bank (The) 8.125%, 10/31/82	10,895	11,058
Wells Fargo & Co. 3.526%, 3/24/28	9,000	8,491
		453,026

Health Care—2.4%
Amgen, Inc.
5.250%, 3/2/25	884	894
5.150%, 3/2/28	8,863	9,049
Bio-Rad Laboratories, Inc. 3.300%, 3/15/27	8,928	8,420
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	7,120	6,339
Community Health Systems, Inc.
144A 6.125%, 4/1/30(1)	4,935	2,973
144A 5.250%, 5/15/30(1)	3,065	2,404
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	8,360	7,388
GE HealthCare Technologies, Inc.
144A 5.600%, 11/15/25(1)	4,159	4,209
144A 5.650%, 11/15/27(1)	6,350	6,564
Illumina, Inc.
5.800%, 12/12/25	4,445	4,486
5.750%, 12/13/27	5,005	5,131
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	4,540	4,308
Royalty Pharma plc
1.200%, 9/2/25	2,749	2,492
	Par Value	Value

Health Care—continued
1.750%, 9/2/27	$ 11,909	$ 10,320
Tenet Healthcare Corp.
4.875%, 1/1/26	3,780	3,706
5.125%, 11/1/27	2,755	2,645
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	516	513
3.150%, 10/1/26	5,430	4,884
4.750%, 5/9/27	1,280	1,190
7.875%, 9/15/29	975	1,017
Universal Health Services, Inc. 1.650%, 9/1/26	16,145	14,205
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	1,804	1,718
Viatris, Inc.
2.300%, 6/22/27	9,355	8,198
144A 2.300%, 6/22/27(1)	— (9)	— (9)
		113,053

Industrials—2.0%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	11,716	11,370
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	6,885	6,616
Aviation Capital Group LLC 144A 6.250%, 4/15/28(1)	2,680	2,680
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	6,086	5,024
Boeing Co. (The) 4.875%, 5/1/25	4,191	4,183
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	9,506	7,790
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	205	212
144A 9.500%, 1/1/31(1)	2,890	3,049
Hexcel Corp. 4.200%, 2/15/27	7,580	7,190
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	16,510	14,152
Icahn Enterprises LP
4.750%, 9/15/24	10,690	10,427
6.250%, 5/15/26	4,755	4,679
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	3,805	3,528
Regal Rexnord Corp.
144A 6.050%, 2/15/26(1)	2,680	2,692
144A 6.050%, 4/15/28(1)	4,590	4,592
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
144A 6.300%, 2/15/30(1)	$ 4,698	$ 4,730
		92,914

Information Technology—1.7%
CDW LLC 3.276%, 12/1/28	5,341	4,705
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	1,440	1,251
144A 6.500%, 10/15/28(1)	2,165	1,795
Dell International LLC 4.900%, 10/1/26	6,420	6,404
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	13,042	12,330
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	920	735
Kyndryl Holdings, Inc.
2.050%, 10/15/26	5,026	4,367
2.700%, 10/15/28	4,835	4,048
Leidos, Inc. 3.625%, 5/15/25	10,350	10,081
Open Text Corp. 144A 3.875%, 2/15/28(1)	5,120	4,570
Oracle Corp. 5.800%, 11/10/25	10,245	10,501
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	12,305	10,911
TD SYNNEX Corp. 2.375%, 8/9/28	6,510	5,399
Viasat, Inc. 144A 5.625%, 9/15/25(1)	5,180	4,911
		82,008

Materials—2.2%
ArcelorMittal S.A. 6.550%, 11/29/27	9,270	9,640
Avient Corp. 144A 5.750%, 5/15/25(1)	5,878	5,816
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	15,200	14,277
Celanese U.S. Holdings LLC 3.500%, 5/8/24	9,870	9,640
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	2,230	2,270
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	8,105	7,766
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	14,745	13,620
International Flavors & Fragrances, Inc.
144A 1.230%, 10/1/25(1)	7,666	6,856
	Par Value	Value

Materials—continued
144A 1.832%, 10/15/27(1)	$ 8,106	$ 6,880
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	3,120	2,883
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	6,740	6,428
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	11,513	10,323
Suzano Austria GmbH 2.500%, 9/15/28	8,725	7,437
		103,836

Real Estate—1.1%
EPR Properties 4.950%, 4/15/28	9,545	7,970
GLP Capital LP
5.250%, 6/1/25	7,340	7,166
5.750%, 6/1/28	1,863	1,817
5.300%, 1/15/29	2,731	2,606
Office Properties Income Trust 2.650%, 6/15/26	5,087	3,435
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	10,874	10,748
Service Properties Trust 4.350%, 10/1/24	8,270	7,910
VICI Properties LP
144A 4.625%, 6/15/25(1)	1,305	1,262
144A 5.750%, 2/1/27(1)	6,370	6,253
144A 4.500%, 1/15/28(1)	1,710	1,583
144A 4.625%, 12/1/29(1)	3,420	3,113
		53,863

Utilities—1.9%
Dominion Energy, Inc. Series A 1.450%, 4/15/26	15,850	14,274
DPL, Inc. 4.125%, 7/1/25	1,596	1,525
Enel Finance America LLC 144A 7.100%, 10/14/27(1)	5,430	5,835
Enel Finance International N.V. 144A 6.800%, 10/14/25(1)	2,600	2,687
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)(5)	7,425	7,259
Exelon Corp. 5.150%, 3/15/28	9,700	9,869
Ferrellgas LP 144A 5.375%, 4/1/26(1)	5,670	5,308
NextEra Energy Capital Holdings, Inc. 6.051%, 3/1/25	9,727	9,895
	Par Value	Value

Utilities—continued
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	$ 14,667	$ 14,226
Puget Energy, Inc. 2.379%, 6/15/28	9,794	8,627
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	11,390
		90,895

Total Corporate Bonds and Notes (Identified Cost $1,394,525)		1,304,026

Leveraged Loans—8.1%
Aerospace—0.7%
Amentum Government Services Holdings LLC Tranche B-3 (3-6 month Term SOFR + 4.000%) 8.764% - 9.033%, 2/15/29(6)	2,640	2,575
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.407%, 6/7/28(6)	7,018	6,948
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 8.558%, 10/20/27(6)	5,140	5,319
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.213%, 6/21/27(6)	4,441	4,603
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.148%, 8/24/28(6)	13,014	12,964
		32,409

Chemicals—0.2%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.657%, 11/8/27(6)	8,401	8,378
WR Grace Holdings LLC (3 month LIBOR + 3.750%) 8.938%, 9/22/28(6)	2,247	2,224
		10,602

Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (1-3 month LIBOR + 2.250%) 7.120% - 7.230%, 2/11/28(6)	7,099	7,021
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 8.703%, 12/22/26(6)	$ 6,380	$ 6,118
Energy—0.3%
AL GCX Holdings LLC (3 month Term SOFR + 3.650%) 8.275%, 5/17/29(3)(6)	1,724	1,700
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 8.308%, 12/21/28(6)	6,010	5,809
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.063%, 10/5/28(6)	7,307	7,172
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(3)(8)	66	—
Whitewater Whistler Holdings LLC (3 month Term SOFR + 3.850%) 8.657%, 2/15/30(6)	1,365	1,358
		16,039

Financials—0.4%
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 7.011%, 12/1/27(6)	6,004	6,002
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 7.890%, 6/15/25(6)	6,035	5,940
Citadel Securities LP 2021 (1 month Term SOFR + 2.614%) 7.422%, 2/2/28(6)	8,667	8,574
		20,516

Food / Tobacco—0.8%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 6.590%, 3/11/25(6)	1,909	1,902
Tranche B-5 (1 month LIBOR + 2.500%) 7.340%, 4/6/28(6)	4,656	4,634
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.109%, 5/16/29(6)	5,065	4,922
	Par Value	Value

Food / Tobacco—continued
Froneri U.S., Inc. Tranche B-2 (3 month LIBOR + 2.250%) 7.409%, 1/29/27(6)	$ 9,001	$ 8,861
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 7.075%, 8/3/25(6)	7,686	7,681
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.011%, 7/12/29(6)	2,284	2,246
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 8.659%, 3/31/28(6)	6,374	5,697
		35,943

Forest Prod / Containers—0.4%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 6.510%, 7/1/26(6)	5,929	5,903
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 8.776%, 8/14/26(6)	3,640	3,605
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 8.090%, 1/31/25(6)	2,567	2,390
TricorBraun, Inc. (1 month LIBOR + 3.250%) 8.090%, 3/3/28(6)	5,019	4,893
		16,791

Gaming / Leisure—0.8%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.157%, 2/6/30(6)	3,355	3,333
Carnival Corp. Tranche B (1 month LIBOR + 3.000%) 7.840%, 6/30/25(6)	1,556	1,532
Hilton Worldwide Finance LLC Tranche B-2 (1 month Term SOFR + 1.750%) 6.642%, 6/22/26(6)	5,826	5,816
Playa Resorts Holding B.V. (1 month Term SOFR + 4.250%) 8.993%, 1/5/29(6)	4,744	4,710
Playtika Holding Corp. Tranche B-1 (1 month LIBOR + 2.750%) 7.590%, 3/13/28(6)	6,004	5,956
	Par Value	Value

Gaming / Leisure—continued
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.947%, 11/1/26(6)	$ 2,531	$ 2,509
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 7.960%, 4/13/29(6)	3,216	3,186
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 7.409%, 7/21/26(6)	5,799	5,789
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.570%, 4/29/26(6)	6,266	6,226
		39,057

Health Care—0.5%
Agiliti Health, Inc.
(1 month LIBOR + 2.750%) 7.438%, 1/4/26(6)	4,947	4,922
(1 month LIBOR + 2.750%) 7.438%, 1/4/26(6)	1,140	1,134
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.157%, 4/20/29(6)	2,561	2,538
Phoenix Guarantor, Inc. Tranche B-3 (1 month LIBOR + 3.500%) 8.340%, 3/5/26(6)	5,988	5,832
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 8.090%, 11/15/28(6)	2,128	2,101
R1 RCM, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.807%, 6/21/29(6)	19	19
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 7.350%, 3/6/25(6)	4,835	4,810
		21,356

Housing—0.4%
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 7.840%, 3/19/29(6)	7,905	7,799
SRS Distribution, Inc.
2021 (1 month LIBOR + 3.500%) 8.340%, 6/2/28(6)	3,339	3,218
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Housing—continued
2022 (1 month Term SOFR + 3.350%) 8.157%, 6/2/28(6)	$ 743	$ 715
Standard Industries, Inc. (1 month LIBOR + 2.250%) 7.116%, 9/22/28(6)	5,904	5,865
		17,597

Information Technology—0.6%
Applied Systems, Inc. 2026 (3 month Term SOFR + 4.500%) 9.398%, 9/18/26(6)	14,318	14,277
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 2.250%) 7.090%, 9/21/28(6)	4,087	4,047
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 10.032%, 5/3/27(6)	355	339
2021-2, First Lien (3 month LIBOR + 3.250%) 8.032%, 5/4/26(6)	8,844	8,605
		27,268

Manufacturing—0.7%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 8.306%, 10/8/27(6)	6,018	5,955
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 8.593%, 3/15/30(6)	4,715	4,697
Filtration Group Corp. 2021 (1 month LIBOR + 3.500%) 8.340%, 10/21/28(6)	6,079	5,981
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.407%, 3/31/27(6)	4,859	4,824
NCR Corp. (3 month LIBOR + 2.500%) 7.330%, 8/28/26(6)	5,398	5,308
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 8.609%, 2/23/29(6)	1,401	1,369
	Par Value	Value

Manufacturing—continued
Titan AcquisitionCo New Zealand Ltd. (3 month LIBOR + 3.000%) 8.151%, 3/28/25(6)	$ 4,859	$ 4,593
		32,727

Media / Telecom - Broadcasting—0.1%
Nexstar Media, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 7.340%, 9/18/26(6)	4,264	4,249
Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-2 (1 month Term SOFR + 1.750%) 6.557%, 2/1/27(6)	5,396	5,339
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.327%, 1/17/28(6)	8,147	7,524
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.840%, 8/2/27(6)	3,872	3,718
		16,581

Media / Telecom - Diversified Media—0.1%
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.735%, 4/11/29(6)	6,280	5,636
Retail—0.1%
PetsMart LLC (1 month Term SOFR + 3.850%) 8.657%, 2/11/28(6)	4,791	4,751
Service—0.9%
Asplundh Tree Expert, LLC 2021 (1 month LIBOR + 1.750%) 6.590%, 9/7/27(6)	5,936	5,899
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 8.095%, 2/6/26(6)	5,684	5,668
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.048%, 11/23/28(6)	5,913	5,807
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 8.590%, 2/1/28(6)	3,930	3,872
	Par Value	Value

Service—continued
Pike Corp.
2028 (3 month LIBOR + 3.000%) 7.850%, 1/21/28(6)	$ 8,226	$ 8,154
2028, Tranche B (1 month Term SOFR + 3.500%) 8.307%, 1/21/28(6)	1,075	1,070
PODS LLC (1 month Term SOFR + 3.114%) 7.922%, 3/31/28(6)	7,087	6,873
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.157%, 2/10/29(6)	3,499	3,441
		40,784

Transportation - Automotive—0.2%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 8.090%, 4/30/26(6)	4,864	4,828
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 8.575%, 10/28/27(6)	3,287	3,073
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.656% - 7.870%, 2/28/30(6)	3,558	3,548
		11,449

Utilities—0.4%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.590%, 8/1/25(6)	8,786	8,729
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 6.459% - 6.590%, 12/31/25(6)	8,692	8,637
		17,366

Total Leveraged Loans (Identified Cost $388,063)		384,260

Shares
Preferred Stocks—0.2%
Financials—0.1%
JPMorgan Chase & Co. Series HH, 4.600%	4,159 (10)	3,868
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value
Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.196%(6)	4,397 (10)	$ 4,392
Total Preferred Stocks (Identified Cost $8,352)		8,260

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(3)(11)	98,789	116
Total Rights (Identified Cost $84)		116

Total Long-Term Investments—98.4% (Identified Cost $4,973,452)		4,669,635

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(12)	10,830,642	10,831
Total Short-Term Investment (Identified Cost $10,831)		10,831

	Shares	Value

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(12)(13)	12,545,587	$ 12,546
Total Securities Lending Collateral (Identified Cost $12,546)		12,546

TOTAL INVESTMENTS—98.9% (Identified Cost $4,996,829)		$4,693,012
Other assets and liabilities, net—1.1%		53,663
NET ASSETS—100.0%		$4,746,675

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
WaMu	Washington Mutual

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $2,896,162 or 61.0% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	All or a portion of security is on loan.
(6)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	No contractual maturity date.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	Amount is less than $500.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	90%
Mexico	1
Canada	1
United Kingdom	1
Saudi Arabia	1
Netherlands	1
Cayman Islands	1
Other	4
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$1,244,361	$ —	$1,244,361	$ —
Corporate Bonds and Notes	1,304,026	—	1,304,026	—
Foreign Government Securities	114,213	—	110,881	3,332
Leveraged Loans	384,260	—	382,560	1,700 (1)
Mortgage-Backed Securities	1,145,144	—	1,133,411	11,733
Municipal Bond	3,907	—	3,907	—
U.S. Government Securities	465,348	—	465,348	—
Equity Securities:
Preferred Stocks	8,260	—	8,260	—
Rights	116	—	—	116
Money Market Mutual Fund	10,831	10,831	—	—
Securities Lending Collateral	12,546	12,546	—	—
Total Investments	$4,693,012	$23,377	$4,652,754	$16,881

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $10,432 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $16,765 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2023.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—3.9%
Communication Services—0.9%
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	$ 200	$ 127
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	320	268
iHeartCommunications, Inc.
6.375%, 5/1/26	258	227
8.375%, 5/1/27	467	340
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	31
McGraw-Hill Education, Inc. 144A 5.750%, 8/1/28(1)	565	492
		1,485

Consumer Discretionary—0.5%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	95	95
eG Global Finance plc 144A 6.750%, 2/7/25(1)	314	291
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	500	469
		855

Consumer Staples—0.3%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	265	266
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	5	4
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	380	301
		571

Financials—0.2%
Acrisure LLC 144A 4.250%, 2/15/29(1)	240	204
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	178
		382

Health Care—0.2%
Community Health Systems, Inc. 144A 6.125%, 4/1/30(1)	75	45
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	10	10
144A 4.375%, 2/15/27(1)	260	213
Medline Borrower LP 144A 3.875%, 4/1/29(1)	150	130
		398

Industrials—1.0%
Icahn Enterprises LP 4.750%, 9/15/24	550	537
	Par Value	Value

Industrials—continued
Regal Rexnord Corp.
144A 6.050%, 4/15/28(1)	$ 195	$ 195
144A 6.300%, 2/15/30(1)	270	272
Ritchie Bros Holdings, Inc. 144A 7.750%, 3/15/31(1)	150	157
TransDigm, Inc. 144A 6.750%, 8/15/28(1)	250	253
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	295	260
		1,674

Information Technology—0.1%
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	215	172
Materials—0.5%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	590	550
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	95	97
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	130	130
		777

Real Estate—0.2%
VICI Properties LP
4.950%, 2/15/30	300	281
144A 4.625%, 6/15/25(1)	70	68
		349

Total Corporate Bonds and Notes (Identified Cost $7,301)		6,663

Leveraged Loans—94.6%
Aerospace—4.2%
Amentum Government Services Holdings LLC Tranche B-3 (3-6 month Term SOFR + 4.000%) 8.764% - 9.033%, 2/15/29(2)	655	639
American Airlines, Inc. (3 month LIBOR + 4.750%) 9.558%, 4/20/28(2)	390	395
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.407%, 6/7/28(2)	1,294	1,281
Kestrel Bidco, Inc. (1 month Term SOFR + 3.100%) 7.859%, 12/11/26(2)	917	877
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.213%, 6/21/27(2)	914	947
	Par Value	Value

Aerospace—continued
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.148%, 8/24/28(2)	$ 2,216	$ 2,208
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 8.568%, 4/21/28(2)	813	806
		7,153

Chemicals—4.4%
Diamond BC B.V. Tranche B (3 month LIBOR + 2.750%) 7.575%, 9/29/28(2)	1,117	1,112
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.657%, 11/8/27(2)	2,132	2,126
Innophos Holdings, Inc. (1 month LIBOR + 3.250%) 8.090%, 2/5/27(2)	844	827
Starfruit Finco B.V. (3 month Term SOFR + 2.850%) 7.526%, 10/1/25(2)	1,704	1,688
Trinseo Materials Operating SCA 2018 (1 month LIBOR + 2.000%) 6.840%, 9/6/24(2)	1,387	1,367
WR Grace Holdings LLC (3 month LIBOR + 3.750%) 8.938%, 9/22/28(2)	365	362
		7,482

Consumer Durables—0.7%
Zodiac Pool Solutions LLC (1 month Term SOFR + 2.100%) 6.907%, 1/29/29(2)	1,215	1,194
Consumer Non-Durables—2.0%
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.750%) 10.791%, 12/8/28(2)	694	668
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 8.703%, 12/22/26(2)	1,328	1,274
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 8.840%, 6/30/24(2)	1,006	986
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 9.159%, 8/12/24(2)	659	558
		3,486

See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Energy—3.6%
AL GCX Holdings LLC (3 month Term SOFR + 3.650%) 8.275%, 5/17/29(2)(3)	$ 610	$ 602
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 8.308%, 12/21/28(2)	1,066	1,030
Hamilton Projects Acquiror LLC Tranche B (3 month LIBOR + 4.500%) 9.659%, 6/17/27(2)	738	730
M6 ETX Holdings II Midco LLC (1 month Term SOFR + 4.650%) 9.356%, 9/19/29(2)	899	887
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 8.910%, 10/18/28(2)	840	827
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.063%, 10/5/28(2)	769	755
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(3)(4)	11	—
Traverse Midstream Partners LLC (3 month Term SOFR + 3.850%) 8.726%, 2/16/28(2)	1,179	1,157
Whitewater Whistler Holdings LLC (3 month Term SOFR + 3.850%) 8.657%, 2/15/30(2)	210	209
		6,197

Financials—3.4%
Acrisure LLC 2020, Tranche B (1 month LIBOR + 3.500%) 8.340%, 2/15/27(2)	1,230	1,188
Asurion LLC
Tranche B-8 (1 month LIBOR + 3.250%) 8.090%, 12/23/26(2)	923	854
Tranche B-9 (1 month LIBOR + 3.250%) 8.090%, 7/31/27(2)	542	496
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 7.890%, 6/15/25(2)	1,142	1,124
	Par Value	Value

Financials—continued
Castlelake Aviation One Designated Activity Co. 2023 (1 month Term SOFR + 2.750%) 7.783%, 10/22/27(2)	$ 683	$ 672
Citadel Securities LP 2021 (1 month Term SOFR + 2.614%) 7.422%, 2/2/28(2)	1,508	1,492
		5,826

Food / Tobacco—5.6%
Aramark Services, Inc. Tranche B-5 (1 month LIBOR + 2.500%) 7.340%, 4/6/28(2)	960	956
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.109%, 5/16/29(2)	855	831
Froneri U.S., Inc. Tranche B-2 (3 month LIBOR + 2.250%) 7.409%, 1/29/27(2)	1,407	1,385
H-Food Holdings LLC (1 month LIBOR + 3.688%) 8.528%, 5/23/25(2)	1,770	1,511
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.248%, 1/24/29(2)	818	718
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.011%, 7/12/29(2)	1,072	1,054
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 8.340%, 9/23/27(2)	1,353	1,319
Sigma Bidco B.V. Tranche B-2 (3 month Term SOFR + 3.160%) 7.460%, 7/2/25(2)	1,332	1,269
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 8.659%, 3/31/28(2)	673	601
		9,644

Forest Prod / Containers—4.0%
Anchor Glass Container Corp.
2017 (3-5 month LIBOR + 2.750%) 7.562% - 7.960%, 12/7/23(2)	362	249
2020 (1 month LIBOR + 5.000%) 10.210%, 12/7/23(2)	379	269
	Par Value	Value

Forest Prod / Containers—continued
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 4.175%) 8.982%, 4/13/29(2)	$ 997	$ 973
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.750%) 10.129%, 2/12/26(2)	1,307	1,198
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 8.776%, 8/14/26(2)	790	782
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 8.090%, 1/31/25(2)	1,124	1,046
TricorBraun, Inc. (1 month LIBOR + 3.250%) 8.090%, 3/3/28(2)	1,021	995
Trident TPI Holdings, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 8.090%, 10/17/24(2)	1,023	1,014
Tranche B-3, First Lien (3 month LIBOR + 4.000%) 9.159%, 9/15/28(2)	399	385
		6,911

Gaming / Leisure—5.6%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.157%, 2/6/30(2)	540	536
Carnival Corp.
2021, Tranche B (1 month LIBOR + 3.250%) 8.090%, 10/18/28(2)	468	457
Tranche B (1 month LIBOR + 3.000%) 7.840%, 6/30/25(2)	903	889
ECL Entertainment LLC Tranche B (1 month Term SOFR + 7.500%) 12.422%, 5/1/28(2)	662	656
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 8.807%, 1/26/29(2)	3	3
Flutter Entertainment plc 2028, Tranche B (3 month Term SOFR + 3.512%) 8.410%, 7/22/28(2)	542	541
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
J&J Ventures Gaming LLC (3 month LIBOR + 4.000%) 9.159%, 4/26/28(2)	$ 877	$ 846
Playa Resorts Holding B.V. (1 month Term SOFR + 4.250%) 8.993%, 1/5/29(2)	1,635	1,624
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.947%, 11/1/26(2)	263	261
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 8.103%, 4/4/29(2)	998	982
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 7.960%, 4/13/29(2)	1,321	1,309
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.570%, 4/29/26(2)	1,390	1,381
		9,485

Health Care—11.0%
Agiliti Health, Inc.
(1 month LIBOR + 2.750%) 7.438%, 1/4/26(2)	460	458
(1 month LIBOR + 2.750%) 7.438%, 1/4/26(2)	201	200
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 8.090%, 9/29/28(2)	1,414	1,398
Endo Luxembourg Finance Co. I S.a.r.l. 2021 (3 month PRIME + 6.250%) 14.000%, 3/27/28(5)	530	406
Envision Healthcare Corp.
(3 month Term SOFR + 3.750%) 8.648%, 3/31/27(2)	777	117
(3 month Term SOFR + 4.250%) 9.148%, 3/31/27(2)	316	75
(3 month Term SOFR + 8.025%) 12.923%, 3/31/27(2)	91	76
eResearch Technology, Inc. First Lien (1 month LIBOR + 4.500%) 9.340%, 2/4/27(2)	622	586
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.998%, 10/1/27(2)	1,385	1,319
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 9.409%, 8/19/28(2)	512	500
	Par Value	Value

Health Care—continued
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 8.575%, 11/16/25(2)	$ 1,147	$ 1,091
Medline Borrower LP (1 month LIBOR + 3.250%) 8.090%, 10/23/28(2)	1,306	1,272
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 10.375%, 4/22/27(2)	677	500
Packaging Coordinators Midco, Inc. Tranche B, First Lien (1 month LIBOR + 3.500%) 8.659%, 11/30/27(2)	1,110	1,083
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 7.590%, 2/14/25(2)	1,053	1,008
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.157%, 4/20/29(2)	1,037	1,028
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 8.090%, 3/5/26(2)	298	290
Tranche B-3 (1 month LIBOR + 3.500%) 8.340%, 3/5/26(2)	807	786
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 8.090%, 11/15/28(2)	704	695
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 8.953%, 6/22/26(2)	639	449
R1 RCM, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.807%, 6/21/29(2)	3	3
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 7.350%, 3/6/25(2)	993	988
Sotera Health Holdings LLC (6 month Term SOFR + 3.750%) 8.816%, 12/11/26(2)	290	285
Southern Veterinary Partners LLC First Lien (1 month LIBOR + 4.000%) 8.840%, 10/5/27(2)	876	842
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 8.909%, 10/1/26(2)	524	519
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 8.460%, 8/31/26(2)	1,152	1,144
	Par Value	Value

Health Care—continued
Team Health Holdings, Inc. (1 month Term SOFR + 5.250%) 10.057%, 3/2/27(2)	$ 397	$ 271
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 9.410%, 11/20/26(2)	262	205
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 8.590%, 7/2/25(2)	1,394	1,294
		18,888

Housing—2.9%
American Builders & Contractors Supply Co., Inc. (1 month Term SOFR + 2.100%) 6.907%, 1/15/27(2)	1,069	1,062
Chariot Buyer LLC (1 month LIBOR + 3.250%) 8.090%, 11/3/28(2)	710	681
CPG International LLC (1 month Term SOFR + 2.600%) 7.407%, 4/28/29(2)	905	892
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 7.840%, 3/19/29(2)	1,223	1,206
SRS Distribution, Inc.
2021 (1 month LIBOR + 3.500%) 8.340%, 6/2/28(2)	1,127	1,086
2022 (1 month Term SOFR + 3.350%) 8.157%, 6/2/28(2)	74	72
		4,999

Information Technology—12.9%
Applied Systems, Inc.
2026 (3 month Term SOFR + 4.500%) 9.398%, 9/18/26(2)	1,491	1,487
Second Lien (3 month Term SOFR + 6.750%) 11.648%, 9/17/27(2)	747	746
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.176%, 8/15/29(2)	998	959
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 2.250%) 7.090%, 9/21/28(2)	1,304	1,291
CDK Global, Inc. (3 month Term SOFR + 4.250%) 9.148%, 7/6/29(2)	424	422
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
ConnectWise LLC (1 month LIBOR + 3.500%) 8.340%, 9/29/28(2)	$ 835	$ 804
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 8.090%, 7/30/27(2)	965	946
Finastra USA, Inc. First Lien (3 month LIBOR + 3.500%) 8.325%, 6/13/24(2)	618	577
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 3.250%) 8.057%, 11/9/29(2)	1,585	1,582
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 8.840%, 12/1/27(2)	696	684
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 8.340%, 7/1/24(2)	1,162	1,147
Indicor LLC (3 month Term SOFR + 4.500%) 9.398%, 11/22/29(2)	745	738
Infinite Bidco LLC
First Lien (3 month LIBOR + 3.250%) 8.409%, 3/2/28(2)	825	788
Second Lien (3 month LIBOR + 7.000%) 12.159%, 3/2/29(2)	290	255
Ion Trading Finance Ltd. (3 month LIBOR + 4.750%) 9.909%, 4/1/28(2)	211	198
Open Text Corp. (1 month Term SOFR + 3.600%) 8.407%, 1/31/30(2)	953	949
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 8.090%, 3/10/28(2)	593	569
Proofpoint, Inc. (1 month LIBOR + 3.250%) 8.090%, 8/31/28(2)	1,160	1,132
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 7.840%, 4/24/28(2)	1,238	1,199
Sophia LP Tranche B (3 month LIBOR + 3.500%) 8.659%, 10/7/27(2)	793	783
SS&C Technologies Holdings, Inc. Tranche B-5 (1 month LIBOR + 1.750%) 6.590%, 4/16/25(2)	1,456	1,452
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 10.032%, 5/3/27(2)	55	53
2021-2, First Lien (3 month LIBOR + 3.250%) 8.032%, 5/4/26(2)	2,270	2,209
	Par Value	Value

Information Technology—continued
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 7.419%, 3/2/27(2)	$ 1,029	$ 1,006
		21,976

Manufacturing—6.5%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 8.306%, 10/8/27(2)	967	957
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 9.909%, 6/23/28(2)	1,120	1,066
Second Lien (3 month LIBOR + 8.250%) 13.409%, 6/25/29(2)	400	360
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 8.593%, 3/15/30(2)	710	707
Circor International, Inc. (1 month LIBOR + 5.500%) 10.340%, 12/20/28(2)	988	968
Filtration Group Corp.
(1 month LIBOR + 3.000%) 7.840%, 3/31/25(2)	1,123	1,119
2021 (1 month LIBOR + 3.500%) 8.340%, 10/21/28(2)	355	349
Gates Global LLC Tranche B-3 (1 month Term SOFR + 2.600%) 7.407%, 3/31/27(2)	1,537	1,526
NCR Corp. (3 month LIBOR + 2.500%) 7.330%, 8/28/26(2)	1,368	1,345
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 8.609%, 2/23/29(2)	912	891
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 9.090%, 3/17/27(2)	931	900
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 8.151%, 3/28/25(2)	1,061	1,003
		11,191

Media / Telecom - Broadcasting—0.9%
iHeartCommunications, Inc. (1 month LIBOR + 3.000%) 7.840%, 5/1/26(2)	894	790
Nexstar Media, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 7.340%, 9/18/26(2)	661	658
		1,448

	Par Value	Value

Media / Telecom - Cable/Wireless Video—2.3%
Cogeco Communications Finance USA LP Tranche B (1 month LIBOR + 2.000%) 6.840%, 1/3/25(2)	$ 1,037	$ 1,035
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.327%, 1/17/28(2)	1,054	973
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.840%, 8/2/27(2)	965	926
Virgin Media Bristol LLC Tranche N (3 month LIBOR + 2.500%) 7.184%, 1/31/28(2)	1,015	997
		3,931

Media / Telecom - Diversified Media—3.2%
Cinemark USA, Inc. (1-3 month LIBOR + 1.750%) 6.58% - 6.910%, 3/31/25(2)	1,217	1,194
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 8.325%, 8/21/26(2)	688	639
Creative Artists Agency LLC 2023 (1 month Term SOFR + 3.500%) 8.307%, 11/27/28(2)	140	139
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.100%) 8.765%, 12/1/28(2)	745	670
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 9.385%, 7/28/28(2)	1,284	1,197
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.735%, 4/11/29(2)	670	601
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 7.600%, 5/18/25(2)	946	938
		5,378

Media / Telecom - Telecommunications—1.9%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.157%, 11/22/28(2)	589	575
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 6.557%, 3/1/27(2)	1,541	1,296
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 7.575%, 7/31/25(2)	$ 958	$ 940
Tranche B-12 (2 month LIBOR + 3.688%) 8.517%, 1/31/26(2)	523	507
		3,318

Metals / Minerals—0.3%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 8.782%, 7/31/26(2)	491	477
Retail—2.4%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.125%, 11/8/27(2)	846	831
EG America LLC 0.000%, 2/5/25(2)	1,040	992
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 8.590%, 3/6/28(2)	1,109	1,093
Isagenix International LLC (1 month LIBOR + 7.750%) 11.354%, 6/14/25(2)	7	2
PetsMart LLC (1 month Term SOFR + 3.850%) 8.657%, 2/11/28(2)	879	872
Rising Tide Holdings, Inc. First Lien (3 month LIBOR + 4.750%) 9.703%, 6/1/28(2)	571	338
		4,128

Service—11.0%
AlixPartners LLP (1 month LIBOR + 2.750%) 7.609%, 2/4/28(2)	958	953
Allied Universal Holdco LLC (1 month Term SOFR + 3.850%) 8.657%, 5/12/28(2)	561	532
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 8.556%, 7/27/28(2)	615	598
Ascend Learning LLC (3 month LIBOR + 3.500%) 0.000%, 12/11/28(2)(6)	608	561
BrightView Landscapes LLC Tranche B (1-3 month Term SOFR + 3.250%) 7.926% - 8.057%, 4/20/29(2)	1,490	1,451
	Par Value	Value

Service—continued
Carlisle Foodservice Products, Inc. First Lien (3 month LIBOR + 3.000%) 7.953%, 3/20/25(2)	$ 1,027	$ 926
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 8.095%, 2/6/26(2)	1,018	1,015
DXP Enterprises, Inc. (3 month Term SOFR + 5.350%) 9.955%, 12/23/27(2)	745	726
Garda World Security Corp. Tranche B-2 (1 month Term SOFR + 4.350%) 9.109%, 10/30/26(2)	740	730
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 9.350%, 1/29/26(2)	375	373
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.048%, 11/23/28(2)	1,187	1,165
Peraton Corp.
Tranche B, First Lien (1 month LIBOR + 3.750%) 8.590%, 2/1/28(2)	1,511	1,489
Tranche B-1, Second Lien (3 month LIBOR + 7.750%) 0.000%, 2/1/29(2)(6)	260	252
Pike Corp.
2028 (1 month LIBOR + 3.000%) 7.850%, 1/21/28(2)	1,141	1,131
2028, Tranche B (1 month Term SOFR + 3.500%) 8.307%, 1/21/28(2)	144	144
PODS LLC (1 month Term SOFR + 3.114%) 7.922%, 3/31/28(2)	1,075	1,042
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 8.557%, 2/24/28(2)	1,566	1,544
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.157%, 2/10/29(2)	1,159	1,140
Sweetwater Borrower LLC (1 month LIBOR + 4.250%) 9.125%, 8/7/28(2)	1,030	973
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 8.600%, 12/21/27(2)	1,218	1,213
	Par Value	Value

Service—continued
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 7.090%, 3/31/28(2)	$ 789	$ 783
		18,741

Transportation - Automotive—2.3%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1 month Term SOFR + 3.600%) 8.447%, 12/13/29(2)	883	875
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 8.090%, 4/30/26(2)	812	806
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.000%) 8.922%, 5/4/28(2)	977	956
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 8.575%, 10/28/27(2)	898	840
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.870%, 2/28/30(2)	508	507
		3,984

Utilities—3.5%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 0.000%, 12/10/27(2)(6)	1,010	1,000
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.590%, 8/1/25(2)	2,378	2,363
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 6.840%, 1/15/25(2)	1,031	1,028
Calpine Corp. Tranche B-10 (1 month LIBOR + 2.000%) 6.840%, 8/12/26(2)	436	433
Generation Bridge II LLC
Tranche B (1 month Term SOFR + 5.000%) 9.922%, 2/23/29(2)	320	319
Tranche C (1 month Term SOFR + 5.000%) 9.922%, 2/23/29(2)	41	41
Lightstone HoldCo LLC
Tranche B (1 month Term SOFR + 5.750%) 10.557%, 1/29/27(2)	808	690
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Utilities—continued
Tranche C (1 month Term SOFR + 5.750%) 10.557%, 1/29/27(2)	$ 46	$ 39
		5,913

Total Leveraged Loans (Identified Cost $166,672)		161,750

	Shares
Common Stocks—0.6%
Consumer Discretionary—0.2%
NMG Parent LLC(3)(7)	3,033	409
Energy—0.4%
Covia Holdings LLC(7)	48,743	646
Total Common Stocks (Identified Cost $442)		1,055

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp., 12/29/49(3)(7)	152,810	180
Total Rights (Identified Cost $129)		180

Total Long-Term Investments—99.2% (Identified Cost $174,544)		169,648

	Shares	Value

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(8)	711,195	$ 711
Total Short-Term Investment (Identified Cost $711)		711

TOTAL INVESTMENTS—99.6% (Identified Cost $175,255)		$170,359
Other assets and liabilities, net—0.4%		719
NET ASSETS—100.0%		$171,078

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $5,278 or 3.1% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	Security in default, interest payments are being received during the bankruptcy proceedings.
(6)	This loan will settle after March 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
Netherlands	3
Canada	3
Luxembourg	1
France	1
Panama	1
Spain	1
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$ 6,663	$ —	$ 6,663	$ —
Leveraged Loans	161,750	—	161,148	602 (1)
Equity Securities:
Rights	180	—	—	180
Common Stocks	1,055	—	646	409
Money Market Mutual Fund	711	711	—	—
Total Investments	$170,359	$711	$168,457	$1,191

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $602 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Rights	Common Stocks
Investments in Securities
Balance as of September 30, 2022:	$ 715	$ —(a)	$184	$ 531
Net change in unrealized appreciation (depreciation)(b)	(126)	—	(4)	(122)
Transfers into Level 3(c)	602	602	—	—
Balance as of March 31, 2023	$1,191	$602 (a)	$180	$ 409

(a) Includes internally fair valued securities currently priced at zero ($0).
(b)The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023, was $(126).
(c)Transfers into and/or from represent the ending value as of March 31, 2023, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—98.0%
Alabama—1.3%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put, Series A, 12/1/23, 4.000%, 12/1/48(2)	$ 910	$ 911
Arizona—3.5%
Arizona Board of Regents, Arizona State University System Revenue, Green Bond, Series B 5.000%, 7/1/37	360	381
Arizona Board of Regents, Arizona State University System Revenue, Green Bond, Series C 5.000%, 7/1/36	1,000	1,060
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	532
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	585
		2,558

Arkansas—0.8%
University of Arkansas, Facility Revenue, Series A 5.000%, 11/1/33	505	543
California—2.5%
California Municipal Finance Authority, Bowles Hall Foundation Revenue, Series A 4.500%, 6/1/24	150	151
California Municipal Finance Authority, Bowles Hall Foundation Revenue, Series A 4.500%, 6/1/23	225	226
California State Health Facilities Financing Authority, Providence St. Joseph Health, Series A 4.000%, 10/1/36	275	278
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, Series A (BAM Insured) 5.000%, 5/1/32	545	598
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	412
	Par Value	Value

California—continued
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	$ 175	$ 183
		1,848

Colorado—8.0%
City & County of Denver Co. Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	1,000	1,164
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	417
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	510	518
6.250%, 11/15/28	2,250	2,446
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A 5.000%, 11/1/32	1,195	1,299
		5,844

Connecticut—2.8%
Connecticut Housing Finance Authority, Mortgage Revenue, Series F1 (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	325	320
Connecticut State Health & Educational Facilities Authority Revenue, Series A 4.000%, 7/1/40	725	704
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, Series D (Pre-Refunded 11/15/26 @ 100) 3.000%, 11/15/35	200	205
State of Connecticut, Series E General Obligation, 5.000%, 9/15/34	750	831
		2,060

District of Columbia—6.3%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Convertible Capital Appreciation Series C Second Lien, (AGC Insured) (Pre-Refunded 10/1/26 @ 100) 6.500%, 10/1/41	4,030	4,577
	Par Value	Value

Florida—16.0%
Brevard County School Board, Certificates of Participation, Series A 5.000%, 7/1/32	$1,000	$ 1,090
Broward County School Board, Certificates of Participation, Series A 5.000%, 7/1/32	300	320
Central Florida Expressway Authority, Senior Lien Toll Revenue, Series B 4.000%, 7/1/30	230	238
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, Series A 5.000%, 12/1/36	500	510
Miami Beach Redevelopment Agency,
Tax Increment Revenue, 5.000%, 2/1/32	320	325
Tax Increment Revenue, (AGM Insured) 5.000%, 2/1/31	40	41
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, Series A 5.000%, 4/1/30	200	207
Miami-Dade County School Board, Certificates of Participation, Series D 5.000%, 2/1/34	1,700	1,779
Miami-Dade Seaport Department County Revenue, Senior Bonds Series A 5.250%, 10/1/52	500	533
Seminole County School Board, Certificates of Participation, Series C 5.000%, 7/1/29	1,935	2,080
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	790
State of Florida, Department of Transportation Right of Way General Obligation, Series B 5.000%, 7/1/31	3,000	3,404
Wildwood Utility Dependent District, South Sumter Utility Project Revenue, (BAM Insured) 5.000%, 10/1/37	250	284
		11,601

See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Georgia—0.8%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	$ 550	$ 577
Idaho—0.3%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue, Series A 5.000%, 3/1/37	235	245
Illinois—8.0%
City of Chicago
Second Lien, (AGM Insured) 5.250%, 11/1/32	350	382
Second Lien, Series 2017-2 (AGM Insured) 5.000%, 11/1/31	500	541
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	528
Cook County School District No. 78 Rosemont, General Obligation, (AGM Insured) 5.000%, 12/1/38	1,000	1,121
Illinois Housing Development Authority, Social Bonds Series D (GNMA/FNMA/FHLMC COLL Insured) 2.375%, 10/1/42	475	342
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, Series B 5.000%, 1/1/32	1,000	1,065
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	481
State of Illinois, General Obligation, 5.000%, 2/1/27	1,250	1,342
		5,802

Indiana—3.2%
Indiana Finance Authority, Parkview Health System, Series A 5.000%, 11/1/43	1,700	1,769
Indianapolis Local Public Improvement Bond Bank Revenue, (AMT) 5.000%, 1/1/34	500	561
		2,330

	Par Value	Value

Maine—1.9%
City of Portland, General Airport Revenue,
5.000%, 7/1/29	$ 580	$ 583
5.000%, 7/1/30	770	773
		1,356

Maryland—2.7%
Maryland Community Development Administration, Revenue, Series A
1.250%, 3/1/30	200	171
1.950%, 9/1/41	500	335
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue, 5.000%, 8/15/26	800	829
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue, Series A 5.000%, 5/15/42	600	620
		1,955

Massachusetts—1.3%
Massachusetts Housing Finance Agency, 2.300%, 12/1/40	500	374
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	537
		911

Michigan—1.4%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I
5.000%, 4/15/25	500	525
4.000%, 10/15/36	500	512
		1,037

Minnesota—3.5%
Minneapolis Special School District No. 1
Series B General Obligation, (SD CRED PROG Insured) 5.000%, 2/1/39	1,085	1,243
Series B General Obligation, (SD CRED PROG Insured) 5.000%, 2/1/40	1,140	1,298
		2,541

	Par Value	Value

Mississippi—1.4%
State of Mississippi, Series B (Covid-19 Go Emergency Bonds) General Obligation, 4.000%, 10/1/39	$1,000	$ 1,013
New Jersey—1.8%
New Jersey Turnpike Authority, Toll Revenue, Series B 4.000%, 1/1/35	240	248
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	271
5.000%, 6/1/32	250	270
5.000%, 6/1/33	250	269
5.000%, 6/1/34	250	268
		1,326

New York—2.4%
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	190
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
Series A (AGM Insured) 3.000%, 1/1/36	250	225
Series A (AGM Insured) 3.000%, 1/1/37	100	87
Series A (AGM Insured) 3.000%, 1/1/46	750	566
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	159
Orange Regional Medical Center Revenue, 144A 5.000%, 12/1/23(3)	300	301
TSASC, Inc., Tobacco Settlement Revenue, Series A 5.000%, 6/1/34	190	198
		1,726

Ohio—1.2%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Series A-2 Class 1 Revenue, 4.000%, 6/1/48	500	441
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Ohio—continued
Northeast Ohio Regional Sewer District Revenue, 3.000%, 11/15/40	$ 500	$ 427
		868

Oregon—3.1%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, Series A 4.500%, 1/1/49	235	237
State of Oregon, Article XI-Q Series F General Obligation, 5.000%, 5/1/33	1,095	1,177
Washington & Multnomah Counties, Beaverton School District No. 48J, Capital Appreciation Bond, General Obligation, Series D (SCH BD GTY Insured) 5.000%, 6/15/36	800	862
		2,276

Pennsylvania—5.1%
City of Philadelphia, Water & Wastewater Revenue, Series A 5.000%, 10/1/42	300	319
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	273
Pennsylvania Economic Development Financing Authority Revenue, PENNDOT Major Bridges (AMT) 5.500%, 6/30/39	485	527
Pennsylvania Turnpike Commission Revenue, First Subordinate Series 5.000%, 12/1/38	2,325	2,603
		3,722

South Carolina—0.4%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	290	300
	Par Value	Value

Tennessee—5.6%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, Series A 5.000%, 10/1/26	$1,000	$ 1,028
Metropolitan Nashville Airport Authority (The)
Revenue, Series A 5.250%, 7/1/47	250	278
Revenue, Series A 5.000%, 7/1/52	250	269
Revenue, Series B (AMT) 5.500%, 7/1/40	500	557
Revenue, Series B (AMT) 5.500%, 7/1/41	250	279
Revenue, Series B (AMT) 5.500%, 7/1/52	500	543
Tennessee State School Bond Authority, Higher Education Program Revenue, Series B (State Higher Education Intercept Program Insured) 5.000%, 11/1/34	1,000	1,101
		4,055

Texas—10.1%
Central Texas Regional Mobility Authority, Senior Lien Toll Revenue, Series D 4.000%, 1/1/38	750	752
Georgetown Independent School District General Obligation, (PSF-GTD Insured) 3.750%, 8/15/41	500	499
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,088
Northwest Independent School District, Series A General Obligation, (PSF-GTD Insured) 5.000%, 2/15/39	1,370	1,565
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	895	942
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, LIBOR Index Series C 3.902%, 9/15/27(2)	1,895	1,873
	Par Value	Value

Texas—continued
Wharton Independent School District, General Obligation, (PSF-GTD Insured) 3.000%, 2/15/32	$ 645	$ 645
		7,364

Vermont—0.4%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, Series A 5.000%, 12/1/35	300	314
West Virginia—0.4%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	300	301
Wisconsin—1.8%
Public Finance Authority,
Renown Regional Medical Center Revenue, Series A 5.000%, 6/1/33	1,000	1,044
Waste Management, Inc. Project Revenue, (AMT) 2.875%, 5/1/27	250	237
		1,281

Total Municipal Bonds (Identified Cost $71,425)		71,242

Total Long-Term Investments—98.0% (Identified Cost $71,425)		71,242

TOTAL INVESTMENTS—98.0% (Identified Cost $71,425)		$71,242
Other assets and liabilities, net—2.0%		1,432
NET ASSETS—100.0%		$72,674
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
LIBOR	London Interbank Offered Rate
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program
Footnote Legend:
(1)	At March 31, 2023, 24.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $301 or 0.4% of net assets.

The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$71,242	$71,242
Total Investments	$71,242	$71,242
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into  or  out of Level 3 related to securities held at March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Assets
Investment in securities at value(1)(2)	$ 93,434	$ 49,524	$ 473,713	$ 281,935
Cash	907	508	4,833	2,761
Receivables
Investment securities sold	35	883	1,685	4,801
Fund shares sold	296	13	230	1,173
Dividends and interest	727	852	2,139	2,761
Securities lending income	— (a)	1	4	2
Prepaid Trustees’ retainer	2	1	10	5
Prepaid expenses	28	23	49	35
Other assets	12	6	58	34
Total assets	95,441	51,811	482,721	293,507
Liabilities
Payables
Fund shares repurchased	83	121	385	653
Investment securities purchased	951	1,603	17,079	7,715
Collateral on securities loaned	304	850	1,039	2,005
Dividend distributions	—	10	54	138
Investment advisory fees	13	11	82	104
Distribution and service fees	7	9	23	24
Administration and accounting fees	9	5	41	25
Transfer agent and sub-transfer agent fees and expenses	12	9	66	52
Professional fees	40	26	50	36
Trustee deferred compensation plan	12	6	58	34
Interest expense and/or commitment fees	— (a)	— (a)	2	1
Other accrued expenses	10	13	25	17
Total liabilities	1,441	2,663	18,904	10,804
Net Assets	$ 94,000	$ 49,148	$ 463,817	$ 282,703
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 45	$ —
Capital paid in on shares of beneficial interest	108,823	59,411	509,242	328,103
Accumulated earnings (loss)	(14,823)	(10,263)	(45,470)	(45,400)
Net Assets	$ 94,000	$ 49,148	$ 463,817	$ 282,703
Net Assets:
Class A	$ 29,053	$ 36,305	$ 68,019	$ 70,081
Class C	$ 1,336	$ 1,059	$ 10,189	$ 10,734
Class I	$ 62,272	$ 9,933	$ 345,820	$ 196,824
Class R6	$ 1,339	$ 1,851	$ 39,789	$ 5,064
Shares Outstanding (unlimited number of shares authorized, no par value):(3)
Class A	2,866,750	9,901,549	6,635,481	7,781,519
Class C	135,009	293,861	993,959	1,177,673
Class I	6,043,865	2,703,656	33,745,087	21,924,118
Class R6	129,917	504,471	3,878,632	559,831
Net Asset Value and Redemption Price Per Share:*
Class A	$ 10.13	$ 3.67	$ 10.25	$ 9.01
Class C	$ 9.90	$ 3.60	$ 10.25	$ 9.11
Class I	$ 10.30	$ 3.67	$ 10.25	$ 8.98
Class R6	$ 10.31	$ 3.67	$ 10.26	$ 9.05
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.52	$ 3.81	$ 10.49	$ 9.36
Maximum Sales Charge - Class A	3.75%	3.75%	2.25%	3.75%
(1) Investment in securities at cost	$ 101,265	$ 54,055	$ 501,117	$ 303,365
(2) Market value of securities on loan	$ 295	$ 832	$ 1,016	$ 1,957
(3) Newfleet Core Plus Bond Fund and Newfleet Low Duration Core Plus Bond Fund have a par value of $1.00, and all other funds on this page have no par value.

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Assets
Investment in securities at value(1)(2)	$ 4,693,012	$ 170,359	$ 71,242
Cash	48,335	1,482	545
Receivables
Investment securities sold	30,026	10,194	—
Fund shares sold	5,721	661	46
Dividends and interest	27,068	773	1,013
Securities lending income	6	—	—
Prepaid Trustees’ retainer	94	4	1
Prepaid expenses	59	37	20
Other assets	584	22	9
Total assets	4,804,905	183,532	72,876
Liabilities
Payables
Fund shares repurchased	10,139	879	125
Investment securities purchased	30,906	5,211	—
Borrowings (See Note 11)	—	6,000	—
Collateral on securities loaned	12,546	—	—
Dividend distributions	507	163	8
Investment advisory fees	1,504	54	12
Distribution and service fees	251	17	8
Administration and accounting fees	410	16	7
Transfer agent and sub-transfer agent fees and expenses	848	31	14
Professional fees	314	11	19
Trustee deferred compensation plan	584	22	9
Interest expense and/or commitment fees	15	36	— (a)
Other accrued expenses	206	14	—
Total liabilities	58,230	12,454	202
Net Assets	$ 4,746,675	$ 171,078	$ 72,674
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 7
Capital paid in on shares of beneficial interest	5,351,611	248,569	72,936
Accumulated earnings (loss)	(604,936)	(77,491)	(269)
Net Assets	$ 4,746,675	$ 171,078	$ 72,674
Net Assets:
Class A	$ 710,068	$ 54,114	$ 29,293
Class C	$ 153,994	$ 6,625	$ 1,737
Class C1	$ 39,671	$ —	$ —
Class I	$ 3,831,424	$ 109,144	$ 41,644
Class R6	$ 11,518	$ 1,195	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):(3)
Class A	161,995,318	6,296,807	2,832,164
Class C	34,609,964	770,247	167,977
Class C1	8,940,048	—	—
Class I	872,648,541	12,719,362	4,026,601
Class R6	2,615,811	139,305	—
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 4.38	$ 8.59	$ 10.34
Class C	$ 4.45	$ 8.60	$ 10.34
Class C1	$ 4.44	$ —	$ —
Class I	$ 4.39	$ 8.58	$ 10.34
Class R6	$ 4.40	$ 8.58	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 4.48	$ 8.83	$ 10.63
Maximum Sales Charge - Class A	2.25%	2.75%	2.75%
(1) Investment in securities at cost	$ 4,996,829	$ 175,255	$ 71,425
(2) Market value of securities on loan	$ 12,252	$ —	$ —
(3) Seix Tax-Exempt Bond Fund has a par value of $0.001, and all other funds on this page have no par value.

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2023
($ reported in thousands)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Investment Income
Dividends	$ 45	$ 51	$ 161	$ 167
Interest	1,860	1,618	8,282	6,890
Securities lending, net of fees	1	3	6	5
Foreign taxes withheld	—	— (1)	—	(1)
Total investment income	1,906	1,672	8,449	7,061
Expenses
Investment advisory fees	198	127	983	694
Distribution and service fees, Class A	35	45	90	84
Distribution and service fees, Class C	7	5	56	57
Administration and accounting fees	49	27	254	132
Transfer agent fees and expenses	20	12	104	54
Sub-transfer agent fees and expenses, Class A	9	9	24	27
Sub-transfer agent fees and expenses, Class C	1	1	5	6
Sub-transfer agent fees and expenses, Class I	29	5	148	68
Custodian fees	5	2	7	5
Printing fees and expenses	3	2	19	10
Professional fees	31	25	7	16
Interest expense and/or commitment fees	5	— (1)	5	1
Registration fees	22	19	35	32
Trustees’ fees and expenses	3	2	19	9
Miscellaneous expenses	15	18	32	19
Total expenses	432	299	1,788	1,214
Less net expenses reimbursed and/or waived by investment adviser(2)	(131)	(69)	(436)	(147)
Net expenses	301	230	1,352	1,067
Net investment income (loss)	1,605	1,442	7,097	5,994
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(4,631)	(876)	(8,631)	(5,073)
Net change in unrealized appreciation (depreciation) on:
Investments	6,883	2,614	16,042	12,792
Net realized and unrealized gain (loss) on investments	2,252	1,738	7,411	7,719
Net increase (decrease) in net assets resulting from operations	$ 3,857	$3,180	$14,508	$13,713

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2023
($ reported in thousands)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Investment Income
Dividends	$ 1,056	$ 304	$ 36
Interest	98,276	7,201	1,257
Securities lending, net of fees	12	—	—
Foreign taxes withheld	(30)	—	—
Total investment income	99,314	7,505	1,293
Expenses
Investment advisory fees	11,847	420	166
Distribution and service fees, Class A	917	70	37
Distribution and service fees, Class C	414	35	10
Distribution and service fees, Class C1	210	—	—
Administration and accounting fees	2,513	99	41
Transfer agent fees and expenses	1,054	40	16
Sub-transfer agent fees and expenses, Class A	315	23	10
Sub-transfer agent fees and expenses, Class C	75	3	1
Sub-transfer agent fees and expenses, Class C1	16	—	—
Sub-transfer agent fees and expenses, Class I	1,621	52	21
Custodian fees	14	2	1
Printing fees and expenses	191	7	3
Professional fees	—	18	15
Interest expense and/or commitment fees	23	118	— (1)
Registration fees	71	34	15
Trustees’ fees and expenses	186	7	3
Miscellaneous expenses	108	16	5
Total expenses	19,575	944	344
Less net expenses reimbursed and/or waived by investment adviser(2)	(2,126)	(80)	(83)
Net expenses	17,449	864	261
Net investment income (loss)	81,865	6,641	1,032
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(66,459)	(2,207)	125
Net change in unrealized appreciation (depreciation) on:
Investments	156,755	5,892	2,827
Net realized and unrealized gain (loss) on investments	90,296	3,685	2,952
Net increase (decrease) in net assets resulting from operations	$172,161	$10,326	$3,984

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Newfleet Core Plus Bond Fund		Newfleet High Yield Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,605	$ 2,939	$ 1,442	$ 2,692
Net realized gain (loss)	(4,631)	(2,104)	(876)	(1,153)
Net change in unrealized appreciation (depreciation)	6,883	(17,663)	2,614	(8,805)
Increase (decrease) in net assets resulting from operations	3,857	(16,828)	3,180	(7,266)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(492)	(1,220)	(1,122)	(2,131)
Class C	(18)	(70)	(29)	(54)
Class I	(1,068)	(3,141)	(222)	(380)
Class R6	(24)	(56)	(62)	(112)
Total dividends and distributions to shareholders	(1,602)	(4,487)	(1,435)	(2,677)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	1,186	(2,007)	(1,361)	(2,932)
Class C	17	(984)	6	(212)
Class I	(2,614)	8,112	3,508	(757)
Class R6	(37)	384	23	224
Increase (decrease) in net assets from capital transactions	(1,448)	5,505	2,176	(3,677)
Net increase (decrease) in net assets	807	(15,810)	3,921	(13,620)
Net Assets
Beginning of period	93,193	109,003	45,227	58,847
End of Period	$ 94,000	$ 93,193	$ 49,148	$ 45,227
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Low Duration Core Plus Bond Fund		Newfleet Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 7,097	$ 11,395	$ 5,994	$ 10,888
Net realized gain (loss)	(8,631)	(8,110)	(5,073)	(7,239)
Net change in unrealized appreciation (depreciation)	16,042	(48,638)	12,792	(38,130)
Increase (decrease) in net assets resulting from operations	14,508	(45,353)	13,713	(34,481)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(971)	(1,330)	(1,581)	(2,724)
Class C	(110)	(108)	(220)	(487)
Class I	(5,419)	(9,384)	(4,253)	(7,635)
Class R6	(594)	(554)	(131)	(234)
Return of Capital:
Class A	—	—	—	(153)
Class C	—	—	—	(35)
Class I	—	—	—	(396)
Class R6	—	—	—	(12)
Total dividends and distributions to shareholders	(7,094)	(11,376)	(6,185)	(11,676)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(10,377)	(16,540)	3,481	(6,219)
Class C	(1,772)	(4,355)	(1,639)	(5,331)
Class I	(85,117)	(163,556)	32,577	(22,746)
Class R6	(186)	14,785	(248)	(222)
Increase (decrease) in net assets from capital transactions	(97,452)	(169,666)	34,171	(34,518)
Net increase (decrease) in net assets	(90,038)	(226,395)	41,699	(80,675)
Net Assets
Beginning of period	553,855	780,250	241,004	321,679
End of Period	$ 463,817	$ 553,855	$ 282,703	$ 241,004
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Multi-Sector Short Term Bond Fund		Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 81,865	$ 134,967	$ 6,641	$ 7,621
Net realized gain (loss)	(66,459)	(82,760)	(2,207)	(2,643)
Net change in unrealized appreciation (depreciation)	156,755	(511,840)	5,892	(10,866)
Increase (decrease) in net assets resulting from operations	172,161	(459,633)	10,326	(5,888)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(11,535)	(17,877)	(1,958)	(2,381)
Class C	(2,346)	(3,892)	(218)	(241)
Class C1	(494)	(735)	—	—
Class I	(67,278)	(111,213)	(4,419)	(4,942)
Class R6	(303)	(677)	(46)	(56)
Return of Capital:
Class A	—	(1,085)	—	—
Class C	—	(280)	—	—
Class C1	—	(73)	—	—
Class I	—	(6,029)	—	—
Class R6	—	(36)	—	—
Total dividends and distributions to shareholders	(81,956)	(141,897)	(6,641)	(7,620)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(74,380)	(98,535)	(3,577)	(11,478)
Class C	(30,295)	(64,648)	(726)	(1,865)
Class C1	(5,943)	(19,482)	—	—
Class I	(495,795)	(482,484)	(12,492)	(8,832)
Class R6	(14,711)	(1,409)	(177)	(179)
Increase (decrease) in net assets from capital transactions	(621,124)	(666,558)	(16,972)	(22,354)
Net increase (decrease) in net assets	(530,919)	(1,268,088)	(13,287)	(35,862)
Net Assets
Beginning of period	5,277,594	6,545,682	184,365	220,227
End of Period	$ 4,746,675	$ 5,277,594	$ 171,078	$ 184,365
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Tax-Exempt Bond Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,032	$ 2,040
Net realized gain (loss)	125	(124)
Net change in unrealized appreciation (depreciation)	2,827	(11,461)
Increase (decrease) in net assets resulting from operations	3,984	(9,545)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(385)	(846)
Class C	(18)	(51)
Class I	(609)	(1,469)
Total dividends and distributions to shareholders	(1,012)	(2,366)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,476)	(3,838)
Class C	(402)	(1,127)
Class I	(3,865)	(11,580)
Increase (decrease) in net assets from capital transactions	(5,743)	(16,545)
Net increase (decrease) in net assets	(2,771)	(28,456)
Net Assets
Beginning of period	75,445	103,901
End of Period	$ 72,674	$ 75,445
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Core Plus Bond Fund
Class A
10/1/22 to 3/31/23(6)	$ 9.84	0.17	0.29	0.46	(0.17)	—	—	(0.17)	—	0.29	$10.13	4.76%	$ 29,053	0.84% (7)(8)	1.12%	3.50%	30%
10/1/21 to 9/30/22	11.81	0.26	(1.80)	(1.54)	(0.27)	—	(0.16)	(0.43)	—	(1.97)	9.84	(13.38)	27,013	0.81 (8)	1.05	2.34	52
10/1/20 to 9/30/21	11.85	0.25	(0.04)	0.21	(0.25)	—	—	(0.25)	—	(0.04)	11.81	1.79	34,538	0.80	1.05	2.12	59
10/1/19 to 9/30/20	11.51	0.30	0.34	0.64	(0.30)	—	—	(0.30)	—	0.34	11.85	5.66	37,507	0.81 (9)	1.07	2.61	65
10/1/18 to 9/30/19	10.84	0.35	0.67	1.02	(0.35)	—	—	(0.35)	—	0.67	11.51	9.64	36,248	0.85	1.11	3.21	59
10/1/17 to 9/30/18	11.31	0.36	(0.46)	(0.10)	(0.37)	—	—	(0.37)	—	(0.47)	10.84	(0.92)	33,998	0.84	1.12	3.24	49
Class C
10/1/22 to 3/31/23(6)	$ 9.61	0.13	0.29	0.42	(0.13)	—	—	(0.13)	—	0.29	$ 9.90	4.44%	$ 1,336	1.59% (7)(8)	1.92%	2.75%	30%
10/1/21 to 9/30/22	11.54	0.17	(1.75)	(1.58)	(0.19)	—	(0.16)	(0.35)	—	(1.93)	9.61	(14.05)	1,283	1.56 (8)	1.84	1.55	52
10/1/20 to 9/30/21	11.57	0.16	(0.03)	0.13	(0.16)	—	—	(0.16)	—	(0.03)	11.54	1.11	2,621	1.55	1.81	1.39	59
10/1/19 to 9/30/20	11.24	0.21	0.33	0.54	(0.21)	—	—	(0.21)	—	0.33	11.57	4.85	4,676	1.56 (9)	1.82	1.84	65
10/1/18 to 9/30/19	10.59	0.27	0.65	0.92	(0.27)	—	—	(0.27)	—	0.65	11.24	8.78	3,725	1.59	1.85	2.49	59
10/1/17 to 9/30/18	11.04	0.27	(0.44)	(0.17)	(0.28)	—	—	(0.28)	—	(0.45)	10.59	(1.58)	5,165	1.59	1.87	2.49	49
Class I
10/1/22 to 3/31/23(6)	$10.00	0.19	0.30	0.49	(0.19)	—	—	(0.19)	—	0.30	$10.30	4.93%	$ 62,272	0.59% (7)(8)	0.90%	3.75%	30%
10/1/21 to 9/30/22	12.00	0.29	(1.82)	(1.53)	(0.31)	—	(0.16)	(0.47)	—	(2.00)	10.00	(13.17)	63,559	0.57 (8)	0.80	2.62	52
10/1/20 to 9/30/21	12.04	0.28	(0.04)	0.24	(0.28)	—	—	(0.28)	—	(0.04)	12.00	2.04	70,630	0.55	0.79	2.36	59
10/1/19 to 9/30/20	11.70	0.33	0.34	0.67	(0.33)	—	—	(0.33)	—	0.34	12.04	5.87	63,222	0.56 (9)	0.80	2.85	65
10/1/18 to 9/30/19	11.02	0.38	0.69	1.07	(0.39)	—	—	(0.39)	—	0.68	11.70	9.90	54,038	0.60	0.82	3.39	59
10/1/17 to 9/30/18	11.49	0.39	(0.46)	(0.07)	(0.40)	—	—	(0.40)	—	(0.47)	11.02	(0.60)	27,360	0.59	0.84	3.50	49
Class R6
10/1/22 to 3/31/23(6)	$10.01	0.20	0.30	0.50	(0.20)	—	—	(0.20)	—	0.30	$10.31	5.00%	$ 1,339	0.47% (7)(8)	0.80%	3.86%	30%
10/1/21 to 9/30/22	12.01	0.30	(1.82)	(1.52)	(0.32)	—	(0.16)	(0.48)	—	(2.00)	10.01	(13.05)	1,338	0.45 (8)	0.73	2.74	52
10/1/20 to 9/30/21	12.05	0.30	(0.04)	0.26	(0.30)	—	—	(0.30)	—	(0.04)	12.01	2.17	1,214	0.43	0.72	2.48	59
10/1/19 to 9/30/20	11.71	0.35	0.34	0.69	(0.35)	—	—	(0.35)	—	0.34	12.05	6.00	1,122	0.44 (9)	0.74	2.99	65
10/1/18 to 9/30/19	11.02	0.40	0.69	1.09	(0.40)	—	—	(0.40)	—	0.69	11.71	10.13	1,031	0.48	0.77	3.52	59
10/1/17 to 9/30/18	11.50	0.40	(0.47)	(0.07)	(0.41)	—	—	(0.41)	—	(0.48)	11.02	(0.60)	414	0.50 (9)	0.79	3.59	49

Newfleet High Yield Fund
Class A
10/1/22 to 3/31/23(6)	$ 3.53	0.11	0.14	0.25	(0.11)	—	—	(0.11)	—	0.14	$ 3.67	7.21%	$ 36,305	1.03% (8)	1.32%	6.22%	26%
10/1/21 to 9/30/22	4.28	0.20	(0.75)	(0.55)	(0.20)	—	—	(0.20)	—	(0.75)	3.53	(13.15)	36,258	1.01 (8)	1.27	5.10	47
10/1/20 to 9/30/21	4.00	0.20	0.28	0.48	(0.20)	—	—	(0.20)	—	0.28	4.28	12.18	47,153	1.00	1.25	4.77	74
10/1/19 to 9/30/20	4.10	0.21	(0.10)	0.11	(0.21)	—	—	(0.21)	—	(0.10)	4.00	2.88	45,234	1.00	1.37	5.31	88
10/1/18 to 9/30/19	4.13	0.23	(0.03)	0.20	(0.23)	—	—	(0.23)	—	(0.03)	4.10	4.99	49,890	0.99	1.36	5.61	59
10/1/17 to 9/30/18	4.25	0.23	(0.12)	0.11	(0.23)	—	—	(0.23)	—	(0.12)	4.13	2.77	51,859	0.99	1.34	5.48	66
Class C
10/1/22 to 3/31/23(6)	$ 3.47	0.10	0.13	0.23	(0.10)	—	—	(0.10)	—	0.13	$ 3.60	6.59%	$ 1,059	1.78% (8)	2.11%	5.47%	26%
10/1/21 to 9/30/22	4.21	0.17	(0.74)	(0.57)	(0.17)	—	—	(0.17)	—	(0.74)	3.47	(13.87)	1,013	1.76 (8)	2.08	4.34	47
10/1/20 to 9/30/21	3.93	0.17	0.28	0.45	(0.17)	—	—	(0.17)	—	0.28	4.21	11.47	1,460	1.75	2.03	4.05	74
10/1/19 to 9/30/20	4.02	0.18	(0.09)	0.09	(0.18)	—	—	(0.18)	—	(0.09)	3.93	2.33	2,542	1.75	2.11	4.55	88
10/1/18 to 9/30/19	4.06	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	—	(0.04)	4.02	3.94	2,207	1.75	2.11	4.85	59
10/1/17 to 9/30/18	4.17	0.19	(0.10)	0.09	(0.20)	—	—	(0.20)	—	(0.11)	4.06	2.20	3,254	1.74	2.08	4.73	66
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet High Yield Fund (Continued)
Class I
10/1/22 to 3/31/23(6)	$ 3.53	0.12	0.14	0.26	(0.12)	—	—	(0.12)	—	0.14	$ 3.67	7.34%	$ 9,933	0.78% (8)	1.14%	6.44%	26%
10/1/21 to 9/30/22	4.29	0.21	(0.76)	(0.55)	(0.21)	—	—	(0.21)	—	(0.76)	3.53	(13.14)	6,196	0.76 (8)	1.10	5.34	47
10/1/20 to 9/30/21	4.01	0.21	0.28	0.49	(0.21)	—	—	(0.21)	—	0.28	4.29	12.43	8,297	0.75	1.05	5.01	74
10/1/19 to 9/30/20	4.10	0.22	(0.09)	0.13	(0.22)	—	—	(0.22)	—	(0.09)	4.01	3.40	9,319	0.75	1.17	5.54	88
10/1/18 to 9/30/19	4.13	0.24	(0.03)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.25	7,805	0.75	1.15	5.82	59
10/1/17 to 9/30/18	4.25	0.24	(0.12)	0.12	(0.24)	—	—	(0.24)	—	(0.12)	4.13	3.03	8,557	0.74	1.14	5.72	66
Class R6
10/1/22 to 3/31/23(6)	$ 3.53	0.12	0.14	0.26	(0.12)	—	—	(0.12)	—	0.14	$ 3.67	7.43%	$ 1,851	0.62% (8)	1.01%	6.63%	26%
10/1/21 to 9/30/22	4.29	0.22	(0.76)	(0.54)	(0.22)	—	—	(0.22)	—	(0.76)	3.53	(13.00)	1,760	0.60 (8)	0.96	5.50	47
10/1/20 to 9/30/21	4.00	0.22	0.29	0.51	(0.22)	—	—	(0.22)	—	0.29	4.29	12.87	1,937	0.60 (9)	0.93	5.12	74
10/1/19 to 9/30/20	4.10	0.22	(0.10)	0.12	(0.22)	—	—	(0.22)	—	(0.10)	4.00	3.20	1,157	0.69	1.05	5.58	88
10/1/18 to 9/30/19	4.13	0.23	(0.02)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.30	829	0.69	1.04	5.77	59
10/1/17 to 9/30/18	4.25	0.24	(0.11)	0.13	(0.25)	—	—	(0.25)	—	(0.12)	4.13	3.09	4,400	0.69	1.00	5.79	66

Newfleet Low Duration Core Plus Bond Fund
Class A
10/1/22 to 3/31/23(6)	$10.09	0.14	0.16	0.30	(0.14)	—	—	(0.14)	—	0.16	$10.25	2.97%	$ 68,019	0.75%	0.91%	2.70%	17%
10/1/21 to 9/30/22	10.96	0.15	(0.86)	(0.71)	(0.16)	—	—	(0.16)	—	(0.87)	10.09	(6.55)	77,244	0.77 (8)	0.90	1.46	38
10/1/20 to 9/30/21	10.96	0.16	— (10)	0.16	(0.16)	—	—	(0.16)	—	— (10)	10.96	1.44	101,271	0.75	0.89	1.42	55
10/1/19 to 9/30/20	10.86	0.24	0.10	0.34	(0.24)	—	—	(0.24)	—	0.10	10.96	3.21	87,690	0.75	0.91	2.24	57
10/1/18 to 9/30/19	10.64	0.29	0.22	0.51	(0.29)	—	—	(0.29)	—	0.22	10.86	4.82	81,384	0.75	0.95	2.67	45
10/1/17 to 9/30/18	10.83	0.25	(0.19)	0.06	(0.25)	—	—	(0.25)	—	(0.19)	10.64	0.55	74,707	0.75	1.09	2.32	54
Class C
10/1/22 to 3/31/23(6)	$10.09	0.10	0.16	0.26	(0.10)	—	—	(0.10)	—	0.16	$10.25	2.59%	$ 10,189	1.50%	1.68%	1.95%	17%
10/1/21 to 9/30/22	10.96	0.07	(0.86)	(0.79)	(0.08)	—	—	(0.08)	—	(0.87)	10.09	(7.26)	11,773	1.51 (8)	1.69	0.70	38
10/1/20 to 9/30/21	10.96	0.08	(0.01)	0.07	(0.07)	—	—	(0.07)	—	— (10)	10.96	0.68	17,403	1.50	1.66	0.69	55
10/1/19 to 9/30/20	10.86	0.16	0.10	0.26	(0.16)	—	—	(0.16)	—	0.10	10.96	2.44	20,105	1.50	1.67	1.50	57
10/1/18 to 9/30/19	10.64	0.21	0.22	0.43	(0.21)	—	—	(0.21)	—	0.22	10.86	4.04	20,746	1.50	1.70	1.92	45
10/1/17 to 9/30/18	10.83	0.17	(0.19)	(0.02)	(0.17)	—	—	(0.17)	—	(0.19)	10.64	(0.20)	22,809	1.50	1.82	1.55	54
Class I
10/1/22 to 3/31/23(6)	$10.08	0.15	0.17	0.32	(0.15)	—	—	(0.15)	—	0.17	$10.25	3.20%	$ 345,820	0.50%	0.68%	2.94%	17%
10/1/21 to 9/30/22	10.96	0.18	(0.88)	(0.70)	(0.18)	—	—	(0.18)	—	(0.88)	10.08	(6.41)	425,501	0.52 (8)	0.66	1.69	38
10/1/20 to 9/30/21	10.95	0.18	0.01	0.19	(0.18)	—	—	(0.18)	—	0.01	10.96	1.78	634,354	0.50	0.65	1.64	55
10/1/19 to 9/30/20	10.85	0.27	0.10	0.37	(0.27)	—	—	(0.27)	—	0.10	10.95	3.46	401,784	0.50	0.67	2.49	57
10/1/18 to 9/30/19	10.63	0.31	0.22	0.53	(0.31)	—	—	(0.31)	—	0.22	10.85	5.09	352,583	0.50	0.70	2.91	45
10/1/17 to 9/30/18	10.83	0.28	(0.20)	0.08	(0.28)	—	—	(0.28)	—	(0.20)	10.63	0.71	265,252	0.50	0.83	2.57	54
Class R6
10/1/22 to 3/31/23(6)	$10.09	0.15	0.17	0.32	(0.15)	—	—	(0.15)	—	0.17	$10.26	3.23%	$ 39,789	0.43%	0.60%	3.03%	17%
10/1/21 to 9/30/22	10.96	0.19	(0.87)	(0.68)	(0.19)	—	—	(0.19)	—	(0.87)	10.09	(6.25)	39,337	0.45 (8)	0.60	1.81	38
10/1/20 to 9/30/21	10.96	0.16	0.03	0.19	(0.19)	—	—	(0.19)	—	— (10)	10.96	1.76	27,222	0.43	0.57	1.46	55
10/1/19 to 9/30/20	10.86	0.28	0.10	0.38	(0.28)	—	—	(0.28)	—	0.10	10.96	3.54	387	0.43	0.61	2.56	57
12/19/18 (11) to 9/30/19	10.58	0.25	0.28	0.53	(0.25)	—	—	(0.25)	—	0.28	10.86	5.08	282	0.43	0.62	3.02	45 (12)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Multi-Sector Intermediate Bond Fund
Class A
10/1/22 to 3/31/23(6)	$ 8.73	0.21	0.28	0.49	(0.21)	—	—	(0.21)	—	0.28	$ 9.01	5.77%	$ 70,081	0.99%	1.10%	4.62%	33%
10/1/21 to 9/30/22	10.35	0.36	(1.59)	(1.23)	(0.37)	(0.02)	—	(0.39)	—	(1.62)	8.73	(12.15)	64,515	1.00 (8)	1.10	3.76	52
10/1/20 to 9/30/21	10.06	0.37	0.27	0.64	(0.35)	—	—	(0.35)	— (10)	0.29	10.35	6.45 (13)	82,697	0.99	1.07	3.56	77
10/1/19 to 9/30/20	10.16	0.39	(0.11)	0.28	(0.38)	—	—	(0.38)	—	(0.10)	10.06	2.86	78,378	0.99	1.09	3.87	95
10/1/18 to 9/30/19	9.97	0.43	0.19	0.62	(0.38)	(0.05)	—	(0.43)	— (10)	0.19	10.16	6.43 (13)	86,034	0.98	1.10	4.34	81
10/1/17 to 9/30/18	10.42	0.45	(0.46)	(0.01)	(0.42)	(0.02)	—	(0.44)	—	(0.45)	9.97	(0.14)	73,217	0.98	1.10	4.43	70
Class C
10/1/22 to 3/31/23(6)	$ 8.83	0.17	0.28	0.45	(0.17)	—	—	(0.17)	—	0.28	$ 9.11	5.18%	$ 10,734	1.74%	1.87%	3.86%	33%
10/1/21 to 9/30/22	10.46	0.30	(1.62)	(1.32)	(0.29)	(0.02)	—	(0.31)	—	(1.63)	8.83	(12.78)	12,014	1.75 (8)	1.85	3.00	52
10/1/20 to 9/30/21	10.17	0.29	0.27	0.56	(0.27)	—	—	(0.27)	— (10)	0.29	10.46	5.58 (13)	20,004	1.74	1.82	2.81	77
10/1/19 to 9/30/20	10.26	0.31	(0.10)	0.21	(0.30)	—	—	(0.30)	—	(0.09)	10.17	2.16	30,872	1.74	1.83	3.12	95
10/1/18 to 9/30/19	10.07	0.36	0.19	0.55	(0.31)	(0.05)	—	(0.36)	— (10)	0.19	10.26	5.57 (13)	39,778	1.73	1.85	3.63	81
10/1/17 to 9/30/18	10.53	0.38	(0.48)	(0.10)	(0.34)	(0.02)	—	(0.36)	—	(0.46)	10.07	(0.96)	53,809	1.73	1.83	3.68	70
Class I
10/1/22 to 3/31/23(6)	$ 8.70	0.22	0.28	0.50	(0.22)	—	—	(0.22)	—	0.28	$ 8.98	5.84%	$ 196,824	0.74%	0.85%	4.86%	33%
10/1/21 to 9/30/22	10.33	0.39	(1.60)	(1.21)	(0.40)	(0.02)	—	(0.42)	—	(1.63)	8.70	(11.99)	159,300	0.75 (8)	0.86	4.00	52
10/1/20 to 9/30/21	10.05	0.39	0.28	0.67	(0.39)	—	—	(0.39)	— (10)	0.28	10.33	6.70 (13)	212,633	0.74	0.82	3.80	77
10/1/19 to 9/30/20	10.15	0.41	(0.10)	0.31	(0.41)	—	—	(0.41)	—	(0.10)	10.05	3.19	299,784	0.74	0.83	4.09	95
10/1/18 to 9/30/19	9.98	0.46	0.18	0.64	(0.42)	(0.05)	—	(0.47)	— (10)	0.17	10.15	6.57 (13)	177,574	0.73	0.85	4.57	81
10/1/17 to 9/30/18	10.43	0.48	(0.47)	0.01	(0.44)	(0.02)	—	(0.46)	—	(0.45)	9.98	0.14	162,322	0.73	0.83	4.66	70
Class R6
10/1/22 to 3/31/23(6)	$ 8.76	0.22	0.29	0.51	(0.22)	—	—	(0.22)	—	0.29	$ 9.05	5.92%	$ 5,064	0.60%	0.77%	5.00%	33%
10/1/21 to 9/30/22	10.38	0.40	(1.60)	(1.20)	(0.40)	(0.02)	—	(0.42)	—	(1.62)	8.76	(11.83)	5,175	0.61 (8)	0.78	4.15	52
10/1/20 to 9/30/21	10.08	0.41	0.28	0.69	(0.39)	—	—	(0.39)	— (10)	0.30	10.38	6.87 (13)	6,345	0.60	0.75	3.94	77
10/1/19 to 9/30/20	10.17	0.42	(0.10)	0.32	(0.41)	—	—	(0.41)	—	(0.09)	10.08	3.28	6,068	0.60	0.76	4.25	95
10/1/18 to 9/30/19	9.98	0.46	0.20	0.66	(0.42)	(0.05)	—	(0.47)	— (10)	0.19	10.17	6.77 (13)	4,903	0.59	0.78	4.65	81
10/1/17 to 9/30/18	10.43	0.49	(0.47)	0.02	(0.45)	(0.02)	—	(0.47)	—	(0.45)	9.98	0.19	15,750	0.62	0.76	4.78	70

Newfleet Multi-Sector Short Term Bond Fund
Class A
10/1/22 to 3/31/23(6)	$ 4.30	0.07	0.08	0.15	(0.07)	—	—	(0.07)	—	0.08	$ 4.38	3.47%	$ 710,068	0.90%	0.99%	3.14%	15%
10/1/21 to 9/30/22	4.76	0.09	(0.45)	(0.36)	(0.09)	(0.01)	—	(0.10)	—	(0.46)	4.30	(7.65)	771,020	0.92 (8)(9)	0.97	2.04	41
10/1/20 to 9/30/21	4.73	0.10	0.03	0.13	(0.10)	—	—	(0.10)	—	0.03	4.76	2.78	956,384	0.96 (14)	0.96	2.02	64
10/1/19 to 9/30/20	4.72	0.12	0.02	0.14	(0.12)	(0.01)	—	(0.13)	—	0.01	4.73	3.10	857,107	0.98 (14)	0.98	2.58	70
10/1/18 to 9/30/19	4.65	0.14	0.07	0.21	(0.12)	(0.02)	—	(0.14)	—	0.07	4.72	4.62	898,392	0.97 (14)	0.98	3.01	58
10/1/17 to 9/30/18	4.78	0.14	(0.14)	—	(0.12)	(0.01)	—	(0.13)	—	(0.13)	4.65	0.05	711,425	0.97 (14)	0.98	2.88	55
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Multi-Sector Short Term Bond Fund (Continued)
Class C
10/1/22 to 3/31/23(6)	$ 4.37	0.06	0.08	0.14	(0.06)	—	—	(0.06)	—	0.08	$ 4.45	3.29%	$ 153,994	1.16%	1.24%	2.87%	15%
10/1/21 to 9/30/22	4.83	0.08	(0.45)	(0.37)	(0.08)	(0.01)	—	(0.09)	—	(0.46)	4.37	(7.79)	181,221	1.18 (8)(9)	1.24	1.77	41
10/1/20 to 9/30/21	4.79	0.09	0.04	0.13	(0.09)	—	—	(0.09)	—	0.04	4.83	2.69	267,919	1.21 (14)	1.21	1.82	64
10/1/19 to 9/30/20	4.78	0.11	0.02	0.13	(0.11)	(0.01)	—	(0.12)	—	0.01	4.79	2.81	433,279	1.21 (14)	1.21	2.35	70
10/1/18 to 9/30/19	4.71	0.13	0.07	0.20	(0.11)	(0.02)	—	(0.13)	—	0.07	4.78	4.31	575,524	1.21 (14)	1.21	2.78	58
10/1/17 to 9/30/18	4.84	0.13	(0.14)	(0.01)	(0.11)	(0.01)	—	(0.12)	—	(0.13)	4.71	(0.18)	1,039,109	1.20 (14)	1.21	2.66	55
Class C1
10/1/22 to 3/31/23(6)	$ 4.36	0.05	0.08	0.13	(0.05)	—	—	(0.05)	—	0.08	$ 4.44	3.05%	$ 39,671	1.66%	1.73%	2.38%	15%
10/1/21 to 9/30/22	4.82	0.06	(0.46)	(0.40)	(0.05)	(0.01)	—	(0.06)	—	(0.46)	4.36	(8.25)	44,838	1.68 (8)(9)	1.72	1.27	41
10/1/20 to 9/30/21	4.78	0.06	0.04	0.10	(0.06)	—	—	(0.06)	—	0.04	4.82	2.19	70,114	1.71 (14)	1.71	1.32	64
10/1/19 to 9/30/20	4.77	0.09	0.02	0.11	(0.09)	(0.01)	—	(0.10)	—	0.01	4.78	2.31	114,699	1.71 (14)	1.71	1.85	70
10/1/18 to 9/30/19	4.70	0.11	0.07	0.18	(0.09)	(0.02)	—	(0.11)	—	0.07	4.77	3.80	195,185	1.71 (14)	1.72	2.28	58
10/1/17 to 9/30/18	4.83	0.10	(0.13)	(0.03)	(0.09)	(0.01)	—	(0.10)	—	(0.13)	4.70	(0.68)	304,444	1.70 (14)	1.71	2.16	55
Class I
10/1/22 to 3/31/23(6)	$ 4.31	0.07	0.08	0.15	(0.07)	—	—	(0.07)	—	0.08	$ 4.39	3.60%	$3,831,424	0.65%	0.73%	3.38%	15%
10/1/21 to 9/30/22	4.77	0.10	(0.45)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	4.31	(7.40)	4,254,653	0.67 (8)(9)	0.72	2.29	41
10/1/20 to 9/30/21	4.73	0.11	0.04	0.15	(0.11)	—	—	(0.11)	—	0.04	4.77	3.25	5,221,147	0.71 (14)	0.71	2.28	64
10/1/19 to 9/30/20	4.72	0.13	0.02	0.15	(0.13)	(0.01)	—	(0.14)	—	0.01	4.73	3.36	4,539,835	0.72 (14)	0.72	2.83	70
10/1/18 to 9/30/19	4.66	0.15	0.06	0.21	(0.13)	(0.02)	—	(0.15)	—	0.06	4.72	4.66	4,695,968	0.72 (14)	0.72	3.26	58
10/1/17 to 9/30/18	4.79	0.15	(0.14)	0.01	(0.13)	(0.01)	—	(0.14)	—	(0.13)	4.66	0.32	4,981,559	0.71 (14)	0.71	3.16	55
Class R6
10/1/22 to 3/31/23(6)	$ 4.32	0.08	0.08	0.16	(0.08)	—	—	(0.08)	—	0.08	$ 4.40	3.63%	$ 11,518	0.52%	0.70%	3.46%	15%
10/1/21 to 9/30/22	4.78	0.11	(0.46)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	4.32	(7.32)	25,862	0.54 (8)(9)	0.69	2.43	41
10/1/20 to 9/30/21	4.74	0.12	0.04	0.16	(0.12)	—	—	(0.12)	—	0.04	4.78	3.31	30,118	0.55	0.67	2.42	64
10/1/19 to 9/30/20	4.72	0.14	0.03	0.17	(0.14)	(0.01)	—	(0.15)	—	0.02	4.74	3.65	11,358	0.55	0.65	2.99	70
10/1/18 to 9/30/19	4.65	0.16	0.07	0.23	(0.14)	(0.02)	—	(0.16)	—	0.07	4.72	4.96	6,408	0.55	0.65	3.42	58
10/1/17 to 9/30/18	4.78	0.15	(0.13)	0.02	(0.14)	(0.01)	—	(0.15)	—	(0.13)	4.65	0.38	3,161	0.59 (9)	0.65	3.29	55

Newfleet Senior Floating Rate Fund
Class A
10/1/22 to 3/31/23(6)	$ 8.43	0.30	0.16	0.46	(0.30)	—	—	(0.30)	—	0.16	$ 8.59	5.52%	$ 54,114	1.07% (15)	1.15%	6.98%	24%
10/1/21 to 9/30/22	9.01	0.32	(0.58)	(0.26)	(0.32)	—	—	(0.32)	—	(0.58)	8.43	(2.87)	56,561	1.05 (8)(15)	1.11	3.65	33
10/1/20 to 9/30/21	8.58	0.28	0.43	0.71	(0.28)	—	—	(0.28)	—	0.43	9.01	8.40	72,274	1.04 (15)	1.08	3.18	65
10/1/19 to 9/30/20	9.11	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	—	(0.53)	8.58	(1.66)	57,743	1.12 (15)	1.13	4.31	40
10/1/18 to 9/30/19	9.41	0.46	(0.30)	0.16	(0.46)	—	—	(0.46)	—	(0.30)	9.11	1.80	167,595	1.10 (15)	1.11	4.96	24
10/1/17 to 9/30/18	9.42	0.41	(0.01)	0.40	(0.41)	—	—	(0.41)	—	(0.01)	9.41	4.33	196,025	1.09	1.12	4.31	37
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Senior Floating Rate Fund (Continued)
Class C
10/1/22 to 3/31/23(6)	$ 8.43	0.27	0.17	0.44	(0.27)	—	—	(0.27)	—	0.17	$ 8.60	5.25%	$ 6,625	1.81% (15)	1.91%	6.22%	24%
10/1/21 to 9/30/22	9.02	0.26	(0.59)	(0.33)	(0.26)	—	—	(0.26)	—	(0.59)	8.43	(3.71)	7,202	1.80 (8)(15)	1.87	2.92	33
10/1/20 to 9/30/21	8.59	0.22	0.43	0.65	(0.22)	—	—	(0.22)	—	0.43	9.02	7.59	9,595	1.78 (15)	1.85	2.49	65
10/1/19 to 9/30/20	9.12	0.30	(0.52)	(0.22)	(0.31)	—	—	(0.31)	—	(0.53)	8.59	(2.36)	27,287	1.86 (15)	1.92	3.47	40
10/1/18 to 9/30/19	9.42	0.39	(0.30)	0.09	(0.39)	—	—	(0.39)	—	(0.30)	9.12	1.05	47,050	1.86 (15)	1.92	4.23	24
10/1/17 to 9/30/18	9.44	0.33	(0.01)	0.32	(0.34)	—	—	(0.34)	—	(0.02)	9.42	3.45	78,558	1.84	1.91	3.55	37
Class I
10/1/22 to 3/31/23(6)	$ 8.41	0.31	0.17	0.48	(0.31)	—	—	(0.31)	—	0.17	$ 8.58	5.77%	$ 109,144	0.81% (15)	0.90%	7.22%	24%
10/1/21 to 9/30/22	9.00	0.35	(0.59)	(0.24)	(0.35)	—	—	(0.35)	—	(0.59)	8.41	(2.75)	119,257	0.80 (8)(15)	0.86	3.94	33
10/1/20 to 9/30/21	8.57	0.30	0.44	0.74	(0.31)	—	—	(0.31)	—	0.43	9.00	8.68	136,742	0.79 (15)	0.83	3.42	65
10/1/19 to 9/30/20	9.10	0.39	(0.52)	(0.13)	(0.40)	—	—	(0.40)	—	(0.53)	8.57	(1.39)	110,156	0.86 (15)	0.91	4.45	40
10/1/18 to 9/30/19	9.40	0.48	(0.30)	0.18	(0.48)	—	—	(0.48)	—	(0.30)	9.10	2.05	158,703	0.86 (15)	0.91	5.20	24
10/1/17 to 9/30/18	9.42	0.43	(0.02)	0.41	(0.43)	—	—	(0.43)	—	(0.02)	9.40	4.48	228,058	0.84	0.90	4.56	37
Class R6
10/1/22 to 3/31/23(6)	$ 8.41	0.31	0.18	0.49	(0.32)	—	—	(0.32)	—	0.17	$ 8.58	5.85%	$ 1,195	0.67% (15)	0.82%	7.34%	24%
10/1/21 to 9/30/22	9.00	0.36	(0.59)	(0.23)	(0.36)	—	—	(0.36)	—	(0.59)	8.41	(2.61)	1,345	0.66 (8)(15)	0.80	4.08	33
10/1/20 to 9/30/21	8.57	0.32	0.43	0.75	(0.32)	—	—	(0.32)	—	0.43	9.00	8.83	1,616	0.65 (15)	0.77	3.61	65
10/1/19 to 9/30/20	9.11	0.37	(0.50)	(0.13)	(0.41)	—	—	(0.41)	—	(0.54)	8.57	(1.33)	2,746	0.70 (15)	0.82	4.51	40
10/1/18 to 9/30/19	9.40	0.49	(0.28)	0.21	(0.50)	—	—	(0.50)	—	(0.29)	9.11	2.31	219	0.71 (15)	0.84	5.35	24
10/1/17 to 9/30/18	9.42	0.44	(0.02)	0.42	(0.44)	—	—	(0.44)	—	(0.02)	9.40	4.60	105	0.75 (9)	0.86	4.70	37

Seix Tax-Exempt Bond Fund
Class A
10/1/22 to 3/31/23(6)	$ 9.94	0.14	0.39	0.53	(0.13)	—	—	(0.13)	—	0.40	$10.34	5.39%	$ 29,293	0.83%	1.04%	2.67%	17%
10/1/21 to 9/30/22	11.36	0.23	(1.38)	(1.15)	(0.23)	—	(0.04)	(0.27)	—	(1.42)	9.94	(10.30)	29,594	0.85 (8)(9)	1.02	2.13	1
10/1/20 to 9/30/21	11.45	0.23	— (10)	0.23	(0.23)	—	(0.09)	(0.32)	—	(0.09)	11.36	2.04	37,928	0.85	1.01	2.05	6
10/1/19 to 9/30/20	11.34	0.25	0.11	0.36	(0.25)	—	—	(0.25)	—	0.11	11.45	3.17	37,078	0.85	1.01	2.21	6
10/1/18 to 9/30/19	10.88	0.27	0.53	0.80	(0.27)	—	(0.07)	(0.34)	—	0.46	11.34	7.50	38,374	0.85	0.99	2.47	4
10/1/17 to 9/30/18	11.28	0.31	(0.35)	(0.04)	(0.31)	—	(0.05)	(0.36)	—	(0.40)	10.88	(0.35)	36,238	0.85	0.99	2.78	15
Class C
10/1/22 to 3/31/23(6)	$ 9.94	0.10	0.39	0.49	(0.09)	—	—	(0.09)	—	0.40	$10.34	5.00%	$ 1,737	1.58%	1.78%	1.92%	17%
10/1/21 to 9/30/22	11.36	0.15	(1.38)	(1.23)	(0.15)	—	(0.04)	(0.19)	—	(1.42)	9.94	(10.97)	2,058	1.60 (8)(9)	1.77	1.37	1
10/1/20 to 9/30/21	11.45	0.15	— (10)	0.15	(0.15)	—	(0.09)	(0.24)	—	(0.09)	11.36	1.28	3,561	1.60	1.75	1.31	6
10/1/19 to 9/30/20	11.34	0.17	0.10	0.27	(0.16)	—	—	(0.16)	—	0.11	11.45	2.40	8,145	1.60	1.74	1.47	6
10/1/18 to 9/30/19	10.89	0.19	0.52	0.71	(0.19)	—	(0.07)	(0.26)	—	0.45	11.34	6.60	11,194	1.60	1.73	1.73	4
10/1/17 to 9/30/18	11.29	0.22	(0.34)	(0.12)	(0.23)	—	(0.05)	(0.28)	—	(0.40)	10.89	(1.09)	15,238	1.60	1.73	2.03	15
Class I
10/1/22 to 3/31/23(6)	$ 9.94	0.15	0.40	0.55	(0.15)	—	—	(0.15)	—	0.40	$10.34	5.52%	$ 41,644	0.58%	0.82%	2.92%	17%
10/1/21 to 9/30/22	11.36	0.26	(1.39)	(1.13)	(0.25)	—	(0.04)	(0.29)	—	(1.42)	9.94	(10.07)	43,793	0.60 (8)(9)	0.79	2.37	1
10/1/20 to 9/30/21	11.45	0.26	— (10)	0.26	(0.26)	—	(0.09)	(0.35)	—	(0.09)	11.36	2.29	62,412	0.60	0.77	2.30	6
10/1/19 to 9/30/20	11.34	0.28	0.10	0.38	(0.27)	—	—	(0.27)	—	0.11	11.45	3.43	67,924	0.60	0.78	2.46	6
10/1/18 to 9/30/19	10.88	0.30	0.53	0.83	(0.30)	—	(0.07)	(0.37)	—	0.46	11.34	7.76	84,588	0.60	0.78	2.72	4
10/1/17 to 9/30/18	11.28	0.33	(0.34)	(0.01)	(0.34)	—	(0.05)	(0.39)	—	(0.40)	10.88	(0.10)	102,516	0.60	0.74	3.03	15

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Includes interest expense on borrowings.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(10)	Amount is less than $0.005 per share.
(11)	Inception date.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	Payment from affiliate had no impact on total return.
(14)	The share class is currently under its expense limitation.
(15)	Ratios of total expenses excluding interest expense on borrowings for six months ended March 31, 2023, and year ended September 30, 2022, 2021, 2020 and 2019 were 0.94% (Class A), 1.69% (Class C), 0.69% (Class I) and 0.55% (Class R6).
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2023
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 26 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds are diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Newfleet Core Plus Bond Fund	High total return from both current income and capital appreciation.
Newfleet High Yield Fund	High current income and a secondary objective of capital growth.
Newfleet Low Duration Core Plus Bond Fund	To provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Newfleet Multi-Sector Intermediate Bond Fund	Maximizing current income while preserving capital.
Newfleet Multi-Sector Short Term Bond Fund	To provide a high current income, while attempting to limit changes in the Fund’s net asset value per share caused by interest rate changes.
Newfleet Senior Floating Rate Fund	High total return from both current income and capital appreciation.
Seix Tax-Exempt Bond Fund	Providing a high level of current income that is exempt from federal income tax.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares and Class I shares. All of the Funds with the exception of the Seix Tax-Exempt Bond Fund offer Class R6 shares. The Newfleet Multi-Sector Short Term Bond Fund offers Class C1 shares.
Class A shares of Newfleet Low Duration Core Plus Bond Fund and Newfleet Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet Senior Floating Rate Fund and Seix Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC (except the Newfleet Multi-Sector Short Term Bond Fund, which are sold without a sales charge), applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares for all Funds (except the Newfleet Multi-Sector Short Term Bond Fund) and Class C1 shares of the Newfleet Multi-Sector Short Term Bond Fund and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares of Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, Newfleet Multi-Sector Intermediate Bond Fund, Newfleet Senior Floating Rate Fund and Seix Tax-Exempt Bond Fund, and purchase greater than $249,999 of Class C shares of Newfleet Low Duration Core Plus Bond Fund, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Effective April 30, 2019, Class C shares of the Newfleet Multi-Sector Short Term Bond Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through reinvestment transactions. Shareholders who own Class C shares of the Newfleet Multi-Sector Short Term Bond Fund may continue to hold such shares until they convert to Class A shares under the existing conversion schedule, as described in the Fund’s prospectus, or may exchange them for Class C shares of another Virtus Mutual Fund as permitted by existing exchange privileges. All other Class C share characteristics of the Newfleet Multi-Sector Short Term Bond Fund, including 12b-1 Plan fees, shareholder service fees, and conversion features are unchanged. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
I.	Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2023, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet Core Plus Bond Fund	$ 295	$ 295	$ —
Newfleet High Yield Fund	832	832	—
Newfleet Low Duration Core Plus Bond Fund	1,016	1,016	—
Newfleet Multi-Sector Intermediate Bond Fund	1,957	1,957	—

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet Multi-Sector Short Term Bond Fund	$12,252	$12,252	$—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of March 31, 2023 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Newfleet Core Plus Bond Fund	Money Market Mutual Fund	$ 304
Newfleet High Yield Fund	Money Market Mutual Fund	850
Newfleet Low Duration Core Plus Bond Fund	Money Market Mutual Fund	1,039
Newfleet Multi-Sector Intermediate Bond Fund	Money Market Mutual Fund	2,005
Newfleet Multi-Sector Short Term Bond Fund	Money Market Mutual Fund	12,546
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $1 Billion	$1+ Billion
Newfleet Core Plus Bond Fund	0.45%	0.40%
Seix Tax-Exempt Bond Fund	0.45	0.40

	First $2 Billion	$2+ Billion
Newfleet Low Duration Core Plus Bond Fund	0.40%	0.375%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Newfleet High Yield Fund	0.55%	0.50%	0.45%
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion through $10 Billion	Over $10 Billion
Newfleet Multi-Sector Short Term Bond Fund	0.55%	0.50%	0.45%	0.425%

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
Newfleet Core Plus Bond Fund	Newfleet(1)
Newfleet High Yield Fund	Newfleet(1)
Newfleet Low Duration Core Plus Bond Fund	Newfleet(1)
Newfleet Multi-Sector Intermediate Bond Fund	Newfleet(1)
Newfleet Multi-Sector Short Term Bond Fund	Newfleet(1)
Newfleet Senior Floating Rate Fund	Newfleet(1)
Seix Tax-Exempt Bond Fund	Seix(2)
(1)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC (“VFIA”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Seix Investment Advisors, LLC (“Seix”), a division of VFIA, an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2024. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class C1	Class I	Class R6
Newfleet Core Plus Bond Fund	0.80%	1.55%	N/A	0.55%	0.43%
Newfleet High Yield Fund	1.00	1.75	N/A	0.75	0.59
Newfleet Low Duration Core Plus Bond Fund	0.75	1.50	N/A	0.50	0.43
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	N/A	0.74	0.60
Newfleet Multi-Sector Short Term Bond Fund	0.90	1.16	1.66%	0.65	0.52
Newfleet Senior Floating Rate Fund	0.94	1.69	N/A	0.69	0.55
Seix Tax-Exempt Bond Fund	0.83	1.58	N/A	0.58	N/A
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending March 31:

	Expiration
Fund	2023	2024	2025	2026	Total
Newfleet Core Plus Bond Fund
Class A	$ 56	$ 90	$ 72	$ 39	$ 257
Class C	7	9	6	2	24
Class I	94	165	192	88	539
Class R6	2	3	4	2	11
Newfleet High Yield Fund
Class A	96	118	108	51	373
Class C	5	5	4	2	16
Class I	22	26	24	12	84
Class R6	2	6	7	4	19
Newfleet Low Duration Core Plus Bond Fund
Class A	77	129	119	60	385
Class C	20	30	28	10	88
Class I	377	770	805	332	2,284
Class R6	— (1)	1	47	34	82

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	Expiration
Fund	2023	2024	2025	2026	Total
Newfleet Multi-Sector Intermediate Bond Fund
Class A	$ 41	$ 69	$ 68	$ 39	$ 217
Class C	17	20	16	8	61
Class I	126	206	188	95	615
Class R6	5	9	9	5	28
Newfleet Multi-Sector Short Term Bond Fund
Class A	—	—	410	332	742
Class C	—	—	130	71	201
Class C1	—	—	22	16	38
Class I	—	—	2,267	1,690	3,957
Class R6	7	32	43	17	99
Newfleet Senior Floating Rate Fund
Class A	18	29	34	24	105
Class C	13	13	5	3	34
Class I	45	55	68	52	220
Class R6	2	3	2	1	8
Seix Tax-Exempt Bond Fund
Class A	34	61	60	31	186
Class C	7	8	5	2	22
Class I	76	111	102	50	339
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended March 31, 2023, it retained net commissions of $11 for Class A shares and CDSC of $6, $2 and $4 for Class A shares, Class C shares and Class C1 shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares (0.50% for Newfleet Multi-Sector Short Term Bond Fund), and 1.00% for Class C1 shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended March 31, 2023, the Funds incurred administration fees totaling $2,870 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended March 31, 2023, the Funds incurred transfer agent fees totaling $1,285 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended March 31, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2023.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended March 31, 2023, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$ 19,254	$ 27,845
Newfleet High Yield Fund	12,186	11,397
Newfleet Low Duration Core Plus Bond Fund	55,582	141,621
Newfleet Multi-Sector Intermediate Bond Fund	82,622	55,721
Newfleet Multi-Sector Short Term Bond Fund	654,442	1,137,249
Newfleet Senior Floating Rate Fund	41,546	50,857
Seix Tax-Exempt Bond Fund	11,997	16,068
Purchases and sales of long-term U.S. government and agency securities during the six months ended March 31, 2023, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$ 7,462	$ 10,428
Newfleet High Yield Fund	809	—
Newfleet Low Duration Core Plus Bond Fund	23,670	21,654
Newfleet Multi-Sector Intermediate Bond Fund	30,169	24,027
Newfleet Multi-Sector Short Term Bond Fund	48,268	127,511
Newfleet Senior Floating Rate Fund	—	975
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	272	$ 2,695	213	$ 2,304	210	$ 769	275	$ 1,107
Reinvestment of distributions	45	443	99	1,100	266	970	476	1,869
Shares repurchased and cross class conversions	(196)	(1,952)	(490)	(5,411)	(855)	(3,100)	(1,479)	(5,908)
Net Increase / (Decrease)	121	$ 1,186	(178)	$ (2,007)	(379)	$ (1,361)	(728)	$ (2,932)
Class C
Shares sold and cross class conversions	45	$ 448	25	$ 276	20	$ 70	32	$ 133
Reinvestment of distributions	2	17	6	70	8	28	14	53
Shares repurchased and cross class conversions	(46)	(448)	(125)	(1,330)	(26)	(92)	(101)	(398)
Net Increase / (Decrease)	1	$ 17	(94)	$ (984)	2	$ 6	(55)	$ (212)
Class I
Shares sold and cross class conversions	3,461	$ 35,426	4,971	$ 56,063	1,693	$ 6,202	422	$ 1,660
Reinvestment of distributions	105	1,068	282	3,155	61	224	97	382
Shares repurchased and cross class conversions	(3,877)	(39,108)	(4,782)	(51,106)	(804)	(2,918)	(699)	(2,799)
Net Increase / (Decrease)	(311)	$ (2,614)	471	$ 8,112	950	$ 3,508	(180)	$ (757)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	23	$ 230	59	$ 678	60	$ 218	192	$ 797
Reinvestment of distributions	2	23	5	52	16	59	27	107
Shares repurchased and cross class conversions	(29)	(290)	(31)	(346)	(70)	(254)	(172)	(680)
Net Increase / (Decrease)	(4)	$ (37)	33	$ 384	6	$ 23	47	$ 224

	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	768	$ 7,777	2,275	$ 24,030	975	$ 8,700	1,108	$ 10,490
Reinvestment of distributions	77	788	98	1,024	144	1,285	248	2,377
Shares repurchased and cross class conversions	(1,868)	(18,942)	(3,957)	(41,594)	(732)	(6,504)	(1,954)	(19,086)
Net Increase / (Decrease)	(1,023)	$ (10,377)	(1,584)	$ (16,540)	387	$ 3,481	(598)	$ (6,219)
Class C
Shares sold and cross class conversions	240	$ 2,433	440	$ 4,714	200	$ 1,799	151	$ 1,478
Reinvestment of distributions	10	101	9	99	22	199	48	470
Shares repurchased and cross class conversions	(423)	(4,306)	(870)	(9,168)	(405)	(3,637)	(750)	(7,279)
Net Increase / (Decrease)	(173)	$ (1,772)	(421)	$ (4,355)	(183)	$ (1,639)	(551)	$ (5,331)
Class I
Shares sold and cross class conversions	7,660	$ 78,077	17,323	$ 184,267	9,634	$ 85,998	7,134	$ 67,976
Reinvestment of distributions	491	4,993	821	8,632	371	3,307	648	6,191
Shares repurchased and cross class conversions	(16,600)	(168,187)	(33,854)	(356,455)	(6,388)	(56,728)	(10,063)	(96,913)
Net Increase / (Decrease)	(8,449)	$ (85,117)	(15,710)	$ (163,556)	3,617	$ 32,577	(2,281)	$ (22,746)
Class R6
Shares sold and cross class conversions	321	$ 3,264	2,038	$ 21,359	255	$ 2,322	70	$ 674
Reinvestment of distributions	50	505	45	469	11	98	19	181
Shares repurchased and cross class conversions	(389)	(3,955)	(669)	(7,043)	(297)	(2,668)	(109)	(1,077)
Net Increase / (Decrease)	(18)	$ (186)	1,414	$ 14,785	(31)	$ (248)	(20)	$ (222)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	Newfleet Multi-Sector Short Term Bond Fund				Newfleet Senior Floating Rate Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	9,842	$ 42,824	28,778	$ 132,136	407	$ 3,491	2,640	$ 23,430
Reinvestment of distributions	2,324	10,114	3,692	16,722	196	1,680	228	1,991
Shares repurchased and cross class conversions	(29,321)	(127,318)	(54,254)	(247,393)	(1,019)	(8,748)	(4,176)	(36,899)
Net Increase / (Decrease)	(17,155)	$ (74,380)	(21,784)	$ (98,535)	(416)	$ (3,577)	(1,308)	$ (11,478)
Class C
Shares sold and cross class conversions	— (1)	$ 1	3	$ 8	153	$ 1,307	428	$ 3,759
Reinvestment of distributions	531	2,345	909	4,180	23	204	26	227
Shares repurchased and cross class conversions	(7,413)	(32,641)	(14,912)	(68,836)	(260)	(2,237)	(664)	(5,851)
Net Increase / (Decrease)	(6,882)	$ (30,295)	(14,000)	$ (64,648)	(84)	$ (726)	(210)	$ (1,865)
Class C1
Shares sold and cross class conversions	662	$ 2,903	1,445	$ 6,764	—	$ —	—	$ —
Reinvestment of distributions	96	422	148	677	—	—	—	—
Shares repurchased and cross class conversions	(2,110)	(9,268)	(5,857)	(26,923)	—	—	—	—
Net Increase / (Decrease)	(1,352)	$ (5,943)	(4,264)	$ (19,482)	—	$ —	—	$ —
Class I
Shares sold and cross class conversions	115,200	$ 501,992	252,671	$ 1,160,210	5,456	$ 46,694	9,393	$ 82,580
Reinvestment of distributions	13,924	60,715	22,911	103,966	418	3,583	421	3,661
Shares repurchased and cross class conversions	(243,441)	(1,058,502)	(383,808)	(1,746,660)	(7,331)	(62,769)	(10,834)	(95,073)
Net Increase / (Decrease)	(114,317)	$ (495,795)	(108,226)	$ (482,484)	(1,457)	$ (12,492)	(1,020)	$ (8,832)
Class R6
Shares sold and cross class conversions	469	$ 2,046	1,649	$ 7,583	1	$ 11	1	$ 13
Reinvestment of distributions	48	210	131	593	5	43	6	53
Shares repurchased and cross class conversions	(3,884)	(16,967)	(2,102)	(9,585)	(27)	(231)	(27)	(245)
Net Increase / (Decrease)	(3,367)	$ (14,711)	(322)	$ (1,409)	(21)	$ (177)	(20)	$ (179)
(1)	Amount is less than 500 shares.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	Seix Tax-Exempt Bond Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	139	$ 1,411	123	$ 1,342
Reinvestment of distributions	33	333	69	741
Shares repurchased and cross class conversions	(317)	(3,220)	(552)	(5,921)
Net Increase / (Decrease)	(145)	$ (1,476)	(360)	$ (3,838)
Class C
Shares sold and cross class conversions	16	$ 166	12	$ 131
Reinvestment of distributions	2	18	5	51
Shares repurchased and cross class conversions	(57)	(586)	(123)	(1,309)
Net Increase / (Decrease)	(39)	$ (402)	(106)	$ (1,127)
Class I
Shares sold and cross class conversions	878	$ 8,886	741	$ 7,806
Reinvestment of distributions	54	549	122	1,320
Shares repurchased and cross class conversions	(1,312)	(13,300)	(1,949)	(20,706)
Net Increase / (Decrease)	(380)	$ (3,865)	(1,086)	$ (11,580)
Note 6. 10% Shareholders
As of March 31, 2023, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Newfleet Core Plus Bond Fund	55%	4
Newfleet Low Duration Core Plus Bond Fund	55	4
Newfleet Multi-Sector Intermediate Bond Fund	48	3
Newfleet Multi-Sector Short Term Bond Fund	36	2
Newfleet Senior Floating Rate Fund	27	2
Seix Tax-Exempt Bond Fund	13	1
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2023, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds (with the exception of the Newfleet Senior Floating Rate Fund) and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to July 7, 2023. Effective March 10, 2022, interest is charged at the higher of the SOFR (prior to effective date, LIBOR) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended March 31, 2023, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Newfleet Core Plus Bond Fund	$5	$3,200	4.12%	13
Newfleet Low Duration Core Plus Bond Fund	3	3,817	4.14	6
Note 11. Borrowings
($ reported in thousands)
Effective March 20, 2023, the Newfleet Senior Floating Rate Fund amended its Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $35,000. Prior to March 20, 2023, the Credit Agreement was $70,000. Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Effective March 10, 2022, interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is outstanding as a loan to the Fund. Total commitment fees paid for the six months ended March 31, 2023, were $84 and are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Agreement has a term that extends until the 179th day after the

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
date that the lender delivers a “notice of termination” to the Fund. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. For the six months ended March 31, 2023, the average daily borrowings under the Agreement and the weighted daily average interest rate were $12,824 and 5.56%, respectively. At March 31, 2023, the Fund had $6,000 outstanding borrowings with interest rate of 5.71%.
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet Core Plus Bond Fund	$ 101,301	$ 283	$ (8,150)	$ (7,867)
Newfleet High Yield Fund	54,029	310	(4,815)	(4,505)
Newfleet Low Duration Core Plus Bond Fund	501,113	743	(28,143)	(27,400)
Newfleet Multi-Sector Intermediate Bond Fund	303,568	1,621	(23,254)	(21,633)
Newfleet Multi-Sector Short Term Bond Fund	4,997,210	8,373	(312,571)	(304,198)
Newfleet Senior Floating Rate Fund	175,298	948	(5,887)	(4,939)
Seix Tax-Exempt Bond Fund	71,524	1,533	(1,815)	(282)
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2022, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Newfleet High Yield Fund	$ —	$ 3,861
Newfleet Low Duration Core Plus Bond Fund	1,619	—
Newfleet Multi-Sector Intermediate Bond Fund	—	11,053
Newfleet Multi-Sector Short Term Bond Fund	55,169	96,432
Newfleet Senior Floating Rate Fund	6,635	61,195
Seix Tax-Exempt Bond Fund	—	2
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 15. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
SHORT TERM BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND VIRTUS
SEIX TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE
BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Virtus Fixed Income Advisers, LLC (“VFIA”), operating through its division Newfleet Asset Management (“Newfleet”), with respect to Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, and Virtus Newfleet Senior Floating Rate Fund; and among the Trust, VIA and VFIA, operating through its division, Seix Investment Advisors (“Seix”), with respect to Virtus Seix Tax-Exempt Bond Fund (each of Newfleet and Seix, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on November 1, 2022, and November 14-16, 2022 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by VIA and each of the Subadvisers; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e)

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
SHORT TERM BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND VIRTUS
SEIX TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE
BOARD OF TRUSTEES (Unaudited) (Continued)
VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and their respective portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2022.
Virtus Newfleet Core Plus Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Newfleet High Yield Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the year-to-date, 1-, 3- and 5-year periods.
Virtus Newfleet Low Duration Core Plus Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5-, and 10-year periods.
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3-year periods and outperformed the median of its Performance Universe for the 5- and 10-year periods. The Board noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
SHORT TERM BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND VIRTUS
SEIX TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE
BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus Newfleet Multi-Sector Short Term Bond Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods and outperformed its benchmark for the 10-year period.
Virtus Newfleet Senior Floating Rate Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Seix Tax-Exempt Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, reasons discussed for certain Funds’ underperformance and/or actions taken to address underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of each Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe. The Trustees considered the Funds’ expenses in connection with the review of Fund performance.
Virtus Newfleet Core Plus Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus Newfleet High Yield Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet Low Duration Core Plus Bond Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet Multi-Sector Short Term Bond Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet Senior Floating Rate Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Seix Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
SHORT TERM BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND VIRTUS
SEIX TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”) BY THE
BOARD OF TRUSTEES (Unaudited) (Continued)
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for all of the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of each Fund’s management fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through January 31, 2024. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current sizes of the Fund(s) managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fees to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8640	05-23

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2023
Virtus Duff & Phelps Global Infrastructure Fund
Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps International Real Estate Securities Fund
Virtus Duff & Phelps Real Asset Fund*
Virtus Duff & Phelps Real Estate Securities Fund
Virtus FORT Trend Fund
Virtus KAR Developing Markets Fund
Virtus KAR Emerging Markets Small-Cap Fund
Virtus KAR International Small-Mid Cap Fund
Virtus Vontobel Emerging Markets Opportunities Fund
Virtus Vontobel Foreign Opportunities Fund
Virtus Vontobel Global Opportunities Fund
Virtus Vontobel Greater European Opportunities Fund
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Opportunities Trust Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2023.
 The reporting period saw markets stabilize somewhat after a challenging 2022. The Federal Reserve (Fed) and other central banks continued to tighten monetary policy in order to control inflation. Several economic indicators improved during the six months, and other positive signs included falling energy prices. However, the failure of several banks toward the end of the period made investors more nervous about the outlook for growth.
 U.S. equities posted positive returns for the six months ended March 31, 2023. Large-capitalization stocks returned 15.63%, as measured by the S&P 500® Index, while small-cap stocks were up 9.14%, as measured by the Russell 2000® Index. International equities also saw gains, with developed markets, as measured by the MSCI EAFE® Index (net), up 27.27%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 14.04%.
 In fixed income markets, the yield on the 10-year Treasury fell to 3.48% on March 31, 2023, from 3.83% on September 30, 2022. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 4.89% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, rose 7.89%.
 We remain focused on the long term and committed to your success. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. Thank you for your continued confidence in us.
 Sincerely,

George R. Aylward
President, Virtus Opportunities Trust
May 2023
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.
1

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2022 TO March 31, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,095.20	1.28%	$ 6.69
	Class C	1,000.00	1,090.50	2.06	10.74
	Class I	1,000.00	1,096.50	1.04	5.44
	Class R6	1,000.00	1,098.10	0.85	4.45
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	1,084.40	1.40	7.28
	Class C	1,000.00	1,080.60	2.15	11.15
	Class I	1,000.00	1,085.90	1.15	5.98
	Class R6	1,000.00	1,087.10	0.89	4.63
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	1,101.30	1.50	7.86
	Class C	1,000.00	1,096.70	2.25	11.76
	Class I	1,000.00	1,102.90	1.25	6.55
Duff & Phelps Real Asset Fund
	Class A	1,000.00	1,078.80	0.69	3.58
	Class C	1,000.00	1,074.50	1.44	7.45
	Class I	1,000.00	1,080.00	0.45	2.33
	Class R6	1,000.00	1,081.80	0.20	1.04
Duff & Phelps Real Estate Securities Fund
	Class A	1,000.00	1,071.50	1.36	7.02
	Class C	1,000.00	1,067.80	2.09	10.77
	Class I	1,000.00	1,072.40	1.12	5.79
	Class R6	1,000.00	1,074.70	0.79	4.09
FORT Trend Fund
	Class A	1,000.00	911.40	1.60	7.62
	Class C	1,000.00	907.60	2.35	11.18
	Class I	1,000.00	912.50	1.35	6.44
	Class R6	1,000.00	913.30	1.26	6.01
KAR Developing Markets Fund
	Class A	1,000.00	1,166.50	1.55	8.37
	Class C	1,000.00	1,162.90	2.30	12.40
	Class I	1,000.00	1,167.10	1.30	7.02
	Class R6	1,000.00	1,169.10	1.23	6.65
2

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2022 TO March 31, 2023
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
KAR Emerging Markets Small-Cap Fund
	Class A	$1,000.00	$1,143.20	1.79%	$ 9.56
	Class C	1,000.00	1,138.90	2.52	13.44
	Class I	1,000.00	1,145.00	1.50	8.02
	Class R6	1,000.00	1,145.10	1.40	7.49
KAR International Small-Mid Cap Fund
	Class A	1,000.00	1,284.10	1.45	8.26
	Class C	1,000.00	1,279.00	2.20	12.50
	Class I	1,000.00	1,286.20	1.20	6.84
	Class R6	1,000.00	1,286.50	1.10	6.27
Vontobel Emerging Markets Opportunities Fund
	Class A	1,000.00	1,055.30	1.63	8.35
	Class C	1,000.00	1,052.40	2.32	11.87
	Class I	1,000.00	1,056.80	1.30	6.67
	Class R6	1,000.00	1,059.10	0.98	5.03
Vontobel Foreign Opportunities Fund
	Class A	1,000.00	1,228.00	1.39	7.72
	Class C	1,000.00	1,224.40	2.05	11.37
	Class I	1,000.00	1,230.40	1.07	5.95
	Class R6	1,000.00	1,230.80	0.95	5.28
Vontobel Global Opportunities Fund
	Class A	1,000.00	1,194.30	1.36	7.44
	Class C	1,000.00	1,190.30	2.11	11.52
	Class I	1,000.00	1,196.60	1.09	5.97
	Class R6	1,000.00	1,197.60	0.91	4.99
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	1,256.20	1.43	8.04
	Class C	1,000.00	1,250.90	2.18	12.23
	Class I	1,000.00	1,257.60	1.18	6.64

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,018.55	1.28%	$ 6.44
	Class C	1,000.00	1,014.66	2.06	10.35
	Class I	1,000.00	1,019.75	1.04	5.24
	Class R6	1,000.00	1,020.69	0.85	4.28
3

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2022 TO March 31, 2023
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Real Estate Securities Fund
	Class A	$1,000.00	$1,017.95	1.40%	$ 7.04
	Class C	1,000.00	1,014.21	2.15	10.80
	Class I	1,000.00	1,019.20	1.15	5.79
	Class R6	1,000.00	1,020.49	0.89	4.48
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	1,017.45	1.50	7.54
	Class C	1,000.00	1,013.71	2.25	11.30
	Class I	1,000.00	1,018.70	1.25	6.29
Duff & Phelps Real Asset Fund
	Class A	1,000.00	1,021.49	0.69	3.48
	Class C	1,000.00	1,017.75	1.44	7.24
	Class I	1,000.00	1,022.69	0.45	2.27
	Class R6	1,000.00	1,023.93	0.20	1.01
Duff & Phelps Real Estate Securities Fund
	Class A	1,000.00	1,018.15	1.36	6.84
	Class C	1,000.00	1,014.51	2.09	10.50
	Class I	1,000.00	1,019.35	1.12	5.64
	Class R6	1,000.00	1,020.99	0.79	3.98
FORT Trend Fund
	Class A	1,000.00	1,016.95	1.60	8.05
	Class C	1,000.00	1,013.21	2.35	11.80
	Class I	1,000.00	1,018.20	1.35	6.79
	Class R6	1,000.00	1,018.65	1.26	6.34
KAR Developing Markets Fund
	Class A	1,000.00	1,017.20	1.55	7.80
	Class C	1,000.00	1,013.46	2.30	11.55
	Class I	1,000.00	1,018.45	1.30	6.54
	Class R6	1,000.00	1,018.80	1.23	6.19
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	1,016.01	1.79	9.00
	Class C	1,000.00	1,012.37	2.52	12.64
	Class I	1,000.00	1,017.45	1.50	7.54
	Class R6	1,000.00	1,017.95	1.40	7.04
KAR International Small-Mid Cap Fund
	Class A	1,000.00	1,017.70	1.45	7.29
	Class C	1,000.00	1,013.96	2.20	11.05
	Class I	1,000.00	1,018.95	1.20	6.04
	Class R6	1,000.00	1,019.45	1.10	5.54
Vontobel Emerging Markets Opportunities Fund
	Class A	1,000.00	1,016.80	1.63	8.20
	Class C	1,000.00	1,013.36	2.32	11.65
	Class I	1,000.00	1,018.45	1.30	6.54
	Class R6	1,000.00	1,020.04	0.98	4.94
Vontobel Foreign Opportunities Fund
	Class A	1,000.00	1,018.00	1.39	6.99
	Class C	1,000.00	1,014.71	2.05	10.30
	Class I	1,000.00	1,019.60	1.07	5.39
	Class R6	1,000.00	1,020.19	0.95	4.78
Vontobel Global Opportunities Fund
	Class A	1,000.00	1,018.15	1.36	6.84
	Class C	1,000.00	1,014.41	2.11	10.60
	Class I	1,000.00	1,019.50	1.09	5.49
	Class R6	1,000.00	1,020.39	0.91	4.58
4

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2022 TO March 31, 2023
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Vontobel Greater European Opportunities Fund
	Class A	$1,000.00	$1,017.80	1.43%	$ 7.19
	Class C	1,000.00	1,014.06	2.18	10.95
	Class I	1,000.00	1,019.05	1.18	5.94

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
5

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2023
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Deutsche Boerse AG German Stock Index (“DAX”)
The DAX is a total return index of 40 selected German blue chip stocks traded on the Frankfurt Stock Exchange. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Euro Interbank Offered Rate (“EURIBOR”)
The EURIBOR is the basic rate of interest used in lending between banks on the European Union interbank market and also used as a reference for setting the interest rate on other loans.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Global Depositary Receipt (“GDR”)
A certificate issued by a bank that represents shares in a foreign stock on two or more global markets.
Hang Seng China Enterprises Index (“HSCEI”)
The HSCEI is a market capitalisation-weighted stock index which is compiled and calculated by Hang Seng Indexes Company Limited. The HSCEI serves as a benchmark that reflects the overall performance of mainland China securities listed in Hong Kong.  The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.
Joint Stock Company (“JSC”)
A joint-stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
6

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2023
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Standard & Poor’s Depositary Receipt (SPDR®)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
U.S. Treasury Inflation-Protected Securities (“TIPS”)
A United States Treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.
7

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2023
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2023.
Duff & Phelps Global Infrastructure Fund
Utilities	49%
Industrials	26
Energy	14
Real Estate	9
Communication Services	2
Total	100%
Duff & Phelps Global Real Estate Securities Fund
Industrial/Office REITs	16%
Diversified REITs	13
Residential REITs	13
Retail REITs	9
Health Care REITs	8
Self Storage REITs	7
Real Estate Management & Development REITs	6
Other REITs	28
Total	100%

Duff & Phelps International Real Estate Securities Fund
Real Estate Operating Companies	22%
Diversified REITs	19
Retail REITs	12
Real Estate Management & Development REITs	9
Office REITs	9
Industrial/Office REITs	7
Specialized REITs	7
Other REITs	15
Total	100%
Duff & Phelps Real Asset Fund
Affiliated Mutual Funds	69%
Exchange-Traded Funds	31
Total	100%

Duff & Phelps Real Estate Securities Fund
Industrial/Office	22%
Residential	22
Retail	12
Health Care	12
Self Storage	12
Data Centers	9
Specialty	9
Other	2
Total	100%
FORT Trend Fund
Short-Term Investments		100%
Money Market Mutual Fund	6%
U.S. Government Securities	94
Total		100%

KAR Developing Markets Fund
Industrials	32%
Consumer Staples	18
Consumer Discretionary	15
Financials	14
Communication Services	13
Information Technology	6
Health Care	2
Total	100%
KAR Emerging Markets Small-Cap Fund
Industrials	34%
Communication Services	16
Information Technology	12
Consumer Staples	10
Consumer Discretionary	9
Financials	8
Materials	4
Other (includes short-term investment)	7
Total	100%

8

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2023
KAR International Small-Mid Cap Fund
Industrials	26%
Communication Services	24
Financials	15
Information Technology	10
Consumer Discretionary	8
Health Care	5
Consumer Staples	4
Other (includes short-term investment)	8
Total	100%
Vontobel Emerging Markets Opportunities Fund
Consumer Discretionary	24%
Consumer Staples	21
Financials	18
Information Technology	16
Communication Services	9
Industrials	6
Energy	2
Other (includes short-term investment)	4
Total	100%

Vontobel Foreign Opportunities Fund
Industrials	22%
Information Technology	17
Consumer Discretionary	16
Financials	16
Health Care	13
Consumer Staples	10
Materials	3
Other (includes short-term investment and securities lending collateral)	3
Total	100%
Vontobel Global Opportunities Fund
Financials	18%
Health Care	18
Consumer Staples	16
Information Technology	15
Industrials	14
Consumer Discretionary	13
Materials	4
Other	2
Total	100%

Vontobel Greater European Opportunities Fund
Industrials	29%
Consumer Staples	17
Consumer Discretionary	16
Health Care	12
Financials	11
Information Technology	6
Materials	4
Other	5
Total	100%
9

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—2.0%
Cellnex Telecom S.A. (Spain)	40,715	$ 1,579
Energy—13.9%
Cheniere Energy, Inc. (United States)	20,967	3,304
DT Midstream, Inc. (United States)	20,086	992
Enbridge, Inc. (Canada)	45,309	1,729
Pembina Pipeline Corp. (Canada)	46,103	1,493
Targa Resources Corp. (United States)	20,506	1,496
TC Energy Corp. (Canada)	31,899	1,241
Williams Cos., Inc. (The) (United States)	28,240	843
		11,098

Industrials—25.6%
Aena SME S.A. (Spain)	19,269	3,112
Atlas Arteria Ltd. (Australia)	505,148	2,133
Auckland International Airport Ltd. (New Zealand)(1)	375,810	2,045
Canadian National Railway Co. (Canada)	6,331	747
Canadian Pacific Railway Ltd. (Canada)	18,026	1,387
CSX Corp. (United States)	30,560	915
Ferrovial S.A. (Spain)	37,242	1,094
Flughafen Zurich AG Registered Shares (Switzerland)	7,514	1,376
Transurban Group (Australia)	534,601	5,104
Union Pacific Corp. (United States)	6,473	1,303
Vinci S.A. (France)	10,363	1,188
		20,404

	Shares	Value

Real Estate—8.5%
American Tower Corp. (United States)	19,873	$ 4,061
Crown Castle, Inc. (United States)	20,609	2,758
		6,819

Utilities—48.9%
Ameren Corp. (United States)	15,377	1,328
American Electric Power Co., Inc. (United States)	25,537	2,324
APA Group (Australia)	204,857	1,392
Atmos Energy Corp. (United States)	16,074	1,806
CenterPoint Energy, Inc. (United States)	79,181	2,333
CMS Energy Corp. (United States)	24,844	1,525
Dominion Energy, Inc. (United States)	44,810	2,505
DTE Energy Co. (United States)	12,370	1,355
EDP - Energias de Portugal S.A. (Portugal)	214,720	1,168
Emera, Inc. (Canada)	36,857	1,514
Enel SpA (Italy)	207,479	1,266
Entergy Corp. (United States)	11,203	1,207
Eversource Energy (United States)	15,938	1,247
Iberdrola S.A. (Spain)	73,646	917
National Grid plc (United Kingdom)	190,260	2,574
NextEra Energy, Inc. (United States)	58,203	4,486
Orsted AS (Denmark)	10,399	883
Public Service Enterprise Group, Inc. (United States)	18,372	1,147
Sempra Energy (United States)	19,093	2,886
Severn Trent plc (United Kingdom)	38,005	1,350
	Shares	Value

Utilities—continued
Southern Co. (The) (United States)	25,810	$ 1,796
Xcel Energy, Inc. (United States)	30,048	2,027
		39,036

Total Common Stocks (Identified Cost $74,787)		78,936

Total Long-Term Investments—98.9% (Identified Cost $74,787)		78,936

TOTAL INVESTMENTS—98.9% (Identified Cost $74,787)		$78,936
Other assets and liabilities, net—1.1%		911
NET ASSETS—100.0%		$79,847

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	55%
Australia	11
Canada	10
Spain	8
United Kingdom	5
New Zealand	3
Switzerland	2
Other	6
Total	100%
† % of total investments as of March 31, 2023.
See Notes to Financial Statements
10

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$78,936	$68,262	$10,674
Total Investments	$78,936	$68,262	$10,674
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into  or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements
11

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.7%
Australia—4.0%
National Storage REIT	3,076,962	$ 5,212
NEXTDC Ltd.(1)	436,976	3,092
Scentre Group	3,176,100	5,879
		14,183

Belgium—1.7%
Aedifica S.A.	31,781	2,554
Warehouses De Pauw CVA	122,541	3,631
		6,185

Canada—2.9%
Allied Properties Real Estate Investment Trust	145,350	2,620
Boardwalk Real Estate Investment Trust	65,527	2,673
Granite Real Estate Investment Trust	83,179	5,151
		10,444

China—1.0%
Hang Lung Properties Ltd.	1,822,700	3,411
France—1.2%
Klepierre S.A.	186,594	4,219
Germany—1.1%
Aroundtown S.A.	615,880	877
Vonovia SE	159,678	3,003
		3,880

Hong Kong—3.7%
Link REIT	933,600	6,003
Swire Properties Ltd.	2,323,000	5,979
Wharf Real Estate Investment Co., Ltd.	210,000	1,209
		13,191

India—1.0%
Capitaland India Trust	4,200,700	3,447
Ireland—0.6%
Irish Residential Properties REIT plc	1,959,468	1,976
Japan—7.6%
Mitsubishi Estate Co., Ltd.	1,017,800	12,106
Mitsui Fudosan Logistics Park, Inc.	1,685	5,912
	Shares	Value

Japan—continued
Nippon Prologis REIT, Inc.	1,464	$ 3,099
Orix JREIT, Inc.	4,455	5,649
		26,766

Singapore—1.4%
CapitaLand Integrated Commercial Trust	3,341,000	4,983
Spain—1.1%
Merlin Properties Socimi S.A.	452,400	3,955
Sweden—1.9%
Castellum AB	281,311	3,263
Catena AB	93,191	3,448
		6,711

United Kingdom—5.3%
Derwent London plc	93,210	2,711
Safestore Holdings plc	321,947	3,773
Segro plc	184,528	1,747
UNITE Group plc (The)	642,807	7,609
Workspace Group plc	506,772	2,731
		18,571

United States—64.2%
Alexandria Real Estate Equities, Inc.	29,129	3,658
American Homes 4 Rent Class A	257,150	8,087
American Tower Corp.	28,575	5,839
Apartment Income REIT Corp.	150,378	5,385
AvalonBay Communities, Inc.	41,065	6,901
Brixmor Property Group, Inc.	302,133	6,502
Cousins Properties, Inc.	222,200	4,751
CubeSmart	218,375	10,093
Douglas Emmett, Inc.	141,205	1,741
Equinix, Inc.	27,575	19,883
Extra Space Storage, Inc.	39,470	6,431
Healthpeak Properties, Inc.	252,000	5,537
Host Hotels & Resorts, Inc.	104,881	1,730
Mid-America Apartment Communities, Inc.	61,800	9,334
Prologis, Inc.	266,418	33,241
Public Storage	32,325	9,767
Realty Income Corp.	154,950	9,811
	Shares	Value

United States—continued
Regency Centers Corp.	88,350	$ 5,405
Rexford Industrial Realty, Inc.	108,900	6,496
Ryman Hospitality Properties, Inc.	33,735	3,027
SBA Communications Corp. Class A	19,350	5,052
Simon Property Group, Inc.	24,546	2,748
Sun Communities, Inc.	99,779	14,057
UDR, Inc.	170,450	6,999
Ventas, Inc.	207,150	8,980
VICI Properties, Inc. Class A	335,450	10,942
Welltower, Inc.	202,400	14,510
		226,907

Total Common Stocks (Identified Cost $344,488)		348,829

Total Long-Term Investments—98.7% (Identified Cost $344,488)		348,829

TOTAL INVESTMENTS—98.7% (Identified Cost $344,488)		$348,829
Other assets and liabilities, net—1.3%		4,487
NET ASSETS—100.0%		$353,316

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	65%
Japan	8
United Kingdom	5
Australia	4
Hong Kong	4
Canada	3
Sweden	2
Other	9
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
12

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$348,829	$282,848	$65,981
Total Investments	$348,829	$282,848	$65,981
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into  or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements
13

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Australia—9.9%
National Storage REIT	478,154	$ 810
NEXTDC Ltd.(1)	68,299	483
Scentre Group	649,600	1,203
		2,496

Belgium—4.2%
Aedifica S.A.	6,804	547
Warehouses De Pauw CVA	16,916	501
		1,048

Canada—6.5%
Allied Properties Real Estate Investment Trust	17,500	315
Boardwalk Real Estate Investment Trust	8,140	332
Chartwell Retirement Residences	55,000	348
Granite Real Estate Investment Trust	10,301	638
		1,633

China—4.4%
GDS Holdings Ltd. ADR(1)	17,100	319
Hang Lung Properties Ltd.	427,300	800
		1,119

France—2.3%
Klepierre S.A.	25,981	587
Germany—4.5%
Aroundtown S.A.	121,390	173
Vonovia SE	51,010	959
		1,132

Hong Kong—11.6%
Link REIT	184,210	1,184
Swire Properties Ltd.	455,600	1,173
	Shares	Value

Hong Kong—continued
Wharf Real Estate Investment Co., Ltd.	96,000	$ 553
		2,910

India—2.1%
Capitaland India Trust	654,100	537
Ireland—1.8%
Irish Residential Properties REIT plc	458,133	462
Japan—23.6%
Hulic Co., Ltd.	101,000	831
Japan Hotel REIT Investment Corp. Class A	1,375	780
Kenedix Residential Next Investment Corp.	224	346
Mitsubishi Estate Co., Ltd.	142,100	1,690
Mitsui Fudosan Logistics Park, Inc.	218	765
Nippon Prologis REIT, Inc.	251	531
Orix JREIT, Inc.	538	682
United Urban Investment Corp.	290	313
		5,938

Singapore—7.9%
CapitaLand Ascendas REIT	410,000	884
CapitaLand Integrated Commercial Trust	739,000	1,102
		1,986

Spain—3.0%
Merlin Properties Socimi S.A.	85,200	745
Sweden—4.1%
Castellum AB	55,943	649
Catena AB	10,397	385
		1,034

	Shares	Value

United Kingdom—12.5%
Derwent London plc	17,031	$ 495
Safestore Holdings plc	65,926	773
Segro plc	59,168	560
UNITE Group plc (The)	62,200	736
Workspace Group plc	108,900	587
		3,151

Total Common Stocks (Identified Cost $27,396)		24,778

Total Long-Term Investments—98.4% (Identified Cost $27,396)		24,778

TOTAL INVESTMENTS—98.4% (Identified Cost $27,396)		$24,778
Other assets and liabilities, net—1.6%		403
NET ASSETS—100.0%		$25,181

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
Japan	24%
United Kingdom	13
Hong Kong	12
Australia	10
Singapore	8
Canada	7
Germany	5
Other	21
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$24,778	$10,111	$14,667
Total Investments	$24,778	$10,111	$14,667
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers  into or  out of Level 3 related to securities held at March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
14

Duff & Phelps Real Asset Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—68.1%
Equity Funds—63.5%
Virtus Duff & Phelps Global Infrastructure Fund Class R6(2)	357,785	$ 5,030
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6(2)	156,107	4,749
Virtus Duff & Phelps Select MLP and Energy Fund Class I(2)	295,384	3,264
		13,043

Fixed Income Fund—4.6%
Virtus Newfleet Senior Floating Rate Fund Class R6(2)	110,476	948
Total Affiliated Mutual Funds (Identified Cost $10,061)		13,991

	Shares	Value

Exchange-Traded Funds(1)—30.5%
Invesco DB Agriculture Fund	28,000	$ 572
Invesco DB Commodity Index Tracking Fund	94,574	2,245
Schwab U.S. TIPS ETF	11,200	600
SPDR S&P Global Natural Resources ETF	42,750	2,441
VanEck Gold Miners ETF	13,000	421
Total Exchange-Traded Funds (Identified Cost $4,631)		6,279

Total Long-Term Investments—98.6% (Identified Cost $14,692)		20,270

TOTAL INVESTMENTS—98.6% (Identified Cost $14,692)		$20,270
Other assets and liabilities, net—1.4%		288
NET ASSETS—100.0%		$20,558
Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
S&P	Standard & Poor’s
SPDR	S&P Depositary Receipt
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Affiliated investment. See Note 4H in Notes to Financial Statements.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Affiliated Mutual Funds	$13,991	$13,991
Exchange-Traded Funds	6,279	6,279
Total Investments	$20,270	$20,270
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers  into or  out of Level 3 related to securities held at March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
15

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Real Estate Investment Trusts—99.1%
Data Centers—9.0%
Equinix, Inc.	48,931	$ 35,281
Health Care—11.7%
Healthpeak Properties, Inc.	484,500	10,645
Ventas, Inc.	378,850	16,423
Welltower, Inc.	259,680	18,616
		45,684

Industrial/Office—21.9%
Industrial—17.7%
Prologis, Inc.	420,936	52,520
Rexford Industrial Realty, Inc.	278,675	16,623
		69,143

Office—4.2%
Alexandria Real Estate Equities, Inc.	55,734	7,000
Cousins Properties, Inc.	360,546	7,709
Douglas Emmett, Inc.	152,268	1,877
		16,586

Total Industrial/Office		85,729

Lodging/Resorts—2.2%
Host Hotels & Resorts, Inc.	215,844	3,559
Ryman Hospitality Properties, Inc.	56,535	5,073
		8,632

	Shares	Value

Residential—21.6%
Apartments—12.7%
Apartment Income REIT Corp.	339,995	$ 12,175
AvalonBay Communities, Inc.	64,415	10,826
Mid-America Apartment Communities, Inc.	99,980	15,101
UDR, Inc.	285,170	11,709
		49,811

Manufactured Homes—4.7%
Sun Communities, Inc.	129,612	18,259
Single Family Homes—4.2%
American Homes 4 Rent Class A	443,450	13,947
Invitation Homes, Inc.	78,560	2,453
		16,400

Total Residential		84,470

Retail—12.2%
Free Standing—4.5%
Realty Income Corp.	279,674	17,709
Regional Malls—2.0%
Simon Property Group, Inc.	68,646	7,686
Shopping Centers—5.7%
Brixmor Property Group, Inc.	469,956	10,114
Kimco Realty Corp.	104,420	2,039
Regency Centers Corp.	165,000	10,095
		22,248

Total Retail		47,643

	Shares	Value

Self Storage—11.6%
CubeSmart	350,850	$ 16,216
Extra Space Storage, Inc.	63,514	10,349
Public Storage	62,405	18,855
		45,420

Specialty—8.9%
American Tower Corp.	51,595	10,543
SBA Communications Corp. Class A	23,300	6,083
VICI Properties, Inc. Class A	548,750	17,900
		34,526

Total Common Stocks (Identified Cost $273,630)		387,385

Total Long-Term Investments—99.1% (Identified Cost $273,630)		387,385

TOTAL INVESTMENTS—99.1% (Identified Cost $273,630)		$387,385
Other assets and liabilities, net—0.9%		3,580
NET ASSETS—100.0%		$390,965

Abbreviation:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$387,385	$387,385
Total Investments	$387,385	$387,385
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
16

FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Short-Term Investments—92.5%
Money Market Mutual Fund—5.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(1)	5,657,331	$ 5,657
Total Money Market Mutual Fund (Identified Cost $5,657)		5,657

	Par Value
U.S. Government Securities—87.1%
U.S. Treasury Bills
0.000%, 4/20/23(2)	$ 6,500	6,486
0.000%, 5/18/23(2)	14,500	14,415
0.000%, 6/22/23(2)	3,000	2,969
0.000%, 7/6/23(2)	24,000	23,709
0.000%, 7/20/23(2)	24,100	23,765
0.000%, 8/24/23(2)	17,200	16,880
0.000%, 9/21/23(2)	900	880
	Par Value	Value
0.000%, 9/28/23(2)	$ 2,700	$ 2,637
Total U.S. Government Securities (Identified Cost $91,707)		91,741

Total Short-Term Investments (Identified Cost $97,364)		97,398

TOTAL INVESTMENTS—92.5% (Identified Cost $97,364)		$ 97,398
Other assets and liabilities, net—7.5%		7,889
NET ASSETS—100.0%		$105,287

Abbreviations:
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
DAX	Deutsche Boerse AG German Stock Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
KC HRW	Kansas City Hard Red Winter
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
RBOB	Reformulated Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
Exchange-traded futures contracts as of March 31, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	April 2023	5	$ 398	$ 24	$ —
HSCEI Futures	April 2023	12	536	19	—
Mini HSI Index Future	April 2023	22	574	11	—
Cattle Feeder Future	May 2023	1	103	3	—
Cocoa Future	May 2023	1	29	— (1)	—
Copper Future	May 2023	6	614	—	(2)
Corn Future	May 2023	3	99	2	—
Gasoline RBOB Future	May 2023	2	225	— (1)	—
KC HRW Wheat Future	May 2023	2	88	1	—
Silver Future	May 2023	2	242	—	— (1)
Soybean Future	May 2023	3	226	—	(2)
Sugar #11 World Future	May 2023	19	473	38	—
10 Year Australian Bond Future	June 2023	5	411	1	—
10 Year Japanese Bond Future	June 2023	1	1,116	—	(3)
10 Year U.S. Treasury Note Future	June 2023	10	1,149	—	(2)
10 Year U.S. Ultra Future	June 2023	4	485	2	—
3 Year Australian Bond Future	June 2023	6	436	— (1)	—
30 Year U.S. Treasury Bond Future	June 2023	5	656	—	— (1)
DAX Mini Future	June 2023	9	771	38	—
DJIA Mini E-CBOT Future	June 2023	3	502	6	—
Euro Currency Future	June 2023	85	11,585	203	—
Euro Stoxx 50® Future	June 2023	53	2,449	161	—
Euro-BTP Future	June 2023	10	1,251	—	(4)
FTSE 100 Index Future	June 2023	5	471	15	—
Gold Future	June 2023	12	2,383	5	—
Live Cattle Future	June 2023	4	259	4	—
See Notes to Financial Statements
17

FORT Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Exchange-traded futures contracts as of March 31, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Mexican Peso Future	June 2023	18	$ 492	$ 15	$ —
MSCI EAFE® Index Future	June 2023	2	210	3	—
Nasdaq 100® E-Mini Future	June 2023	9	2,394	163	—
Nikkei 225 Mini Future	June 2023	55	1,161	6	—
Russell 2000 E-Mini Future	June 2023	2	181	4	—
S&P 500® E-Mini Future	June 2023	14	2,896	41	—
SPI 200 Future	June 2023	2	240	—	— (1)
TOPIX Index Future	June 2023	4	604	—	(4)
Platinum Future	July 2023	1	50	— (1)	—
90-Day Bank Bill Future	September 2023	12	7,951	—	(1)
90-Day Bank Bill Future	December 2023	4	2,651	—	(1)
3-Month SOFR Future	June 2025	11	2,668	—	— (1)
3-Month SOFR Future	September 2025	3	728	— (1)	—
				$ 765	$ (19)
Short Contracts:
Coffee ’C’ Future	May 2023	(4)	(256)	4	—
Cotton No. 2 Future	May 2023	(6)	(248)	—	(9)
Crude Oil Future	May 2023	(23)	(1,740)	—	(205)
Low Sulphur Gas Oil Future	May 2023	(12)	(902)	—	(10)
Natural Gas Future	May 2023	(41)	(909)	37	—
Red Wheat Future	May 2023	(1)	(45)	—	(2)
Soybean Oil Future	May 2023	(13)	(433)	24	—
Wheat Future	May 2023	(2)	(69)	1	—
10 Year Canadian Bond Future	June 2023	(1)	(93)	—	— (1)
10 Year Euro-Bund Future	June 2023	(69)	(10,165)	45	—
10 Year U.K. Gilt Future	June 2023	(30)	(3,825)	71	—
2 Year U.S. Treasury Note Future	June 2023	(65)	(13,419)	24	—
30 Year Euro-Buxl Bond Future	June 2023	(11)	(1,680)	19	—
5 Year U.S. Treasury Note Future	June 2023	(86)	(9,418)	—	(20)
Australian Dollar Future	June 2023	(63)	(4,222)	—	(42)
Brent Crude Future	June 2023	(25)	(1,997)	—	(178)
British Pound Future	June 2023	(2)	(154)	—	(1)
Canadian Dollar Future	June 2023	(8)	(592)	—	(8)
Dollar Index Future	June 2023	(2)	(204)	2	—
Euro-BOBL Future	June 2023	(104)	(13,295)	51	—
Euro-BTP Future	June 2023	(1)	(114)	—	— (1)
Euro-OAT Future	June 2023	(13)	(1,836)	—	(25)
Euro-Schatz Future	June 2023	(151)	(17,309)	8	—
Japanese Yen Future	June 2023	(86)	(8,194)	45	—
Lean Hogs Future	June 2023	(6)	(220)	1	—
New Zealand Dollar Future	June 2023	(3)	(188)	—	(2)
Swiss Franc Future	June 2023	(7)	(965)	—	(10)
U.S. Ultra Bond Future	June 2023	(5)	(706)	—	(5)
3-Month Bank Acceptance Future	September 2023	(19)	(3,351)	—	(5)
3-Month EURIBOR Future	September 2023	(133)	(34,756)	21	—
3-Month SOFR Future	September 2023	(122)	(29,095)	23	—
3-Month SONIA Index Future	September 2023	(25)	(7,355)	3	—
3-Month Bank Acceptance Future	December 2023	(15)	(2,652)	1	—
3-Month EURIBOR Future	December 2023	(173)	(45,244)	85	—
3-Month SOFR Future	December 2023	(72)	(17,226)	22	—
3-Month SONIA Index Future	December 2023	(12)	(3,535)	— (1)	—
3-Month Bank Acceptance Future	March 2024	(16)	(2,837)	5	—
3-Month EURIBOR Future	March 2024	(168)	(44,009)	80	—
3-Month SOFR Future	March 2024	(35)	(8,408)	5	—
3-Month SONIA Index Future	March 2024	(13)	(3,838)	—	(9)
90-Day Bank Bill Future	March 2024	(8)	(5,302)	—	(5)
3-Month EURIBOR Future	June 2024	(158)	(41,456)	65	—
3-Month SOFR Future	June 2024	(19)	(4,581)	2	—
See Notes to Financial Statements
18

FORT Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Exchange-traded futures contracts as of March 31, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
3-Month SONIA Index Future	June 2024	(19)	$ (5,622)	$ —	$ (8)
3-Month EURIBOR Future	September 2024	(130)	(34,157)	49	—
3-Month SOFR Future	September 2024	(40)	(9,671)	—	(4)
3-Month SONIA Index Future	September 2024	(20)	(5,927)	—	(4)
3-Month EURIBOR Future	December 2024	(122)	(32,088)	16	—
3-Month SOFR Future	December 2024	(36)	(8,719)	—	(11)
3-Month SONIA Index Future	December 2024	(15)	(4,449)	—	(1)
3-Month EURIBOR Future	March 2025	(124)	(32,638)	2	—
3-Month SOFR Future	March 2025	(3)	(727)	—	— (1)
3-Month SONIA Index Future	March 2025	(14)	(4,155)	—	(6)
3-Month EURIBOR Future	June 2025	(90)	(23,706)	—	(17)
3-Month SONIA Index Future	June 2025	(10)	(2,970)	—	(3)
3-Month EURIBOR Future	September 2025	(73)	(19,237)	—	(9)
3-Month SONIA Index Future	September 2025	(8)	(2,377)	—	(1)
3-Month EURIBOR Future	December 2025	(46)	(12,128)	—	(2)
3-Month SOFR Future	December 2025	(24)	(5,824)	—	(7)
3-Month SONIA Index Future	December 2025	(6)	(1,784)	—	(1)
3-Month EURIBOR Future	March 2026	(31)	(8,176)	—	(5)
3-Month SOFR Future	March 2026	(19)	(4,611)	—	(5)
3-Month SONIA Index Future	March 2026	(6)	(1,785)	—	(1)
3-Month EURIBOR Future	June 2026	(21)	(5,540)	—	(5)
3-Month SOFR Future	June 2026	(12)	(2,912)	—	(5)
3-Month SONIA Index Future	June 2026	(3)	(893)	—	(1)
				711	(632)
Total				$1,476	$ (651)
Footnote Legend:
(1)Amount is less than $500.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$91,741	$ —	$91,741
Money Market Mutual Fund	5,657	5,657	—
Other Financial Instruments:
Futures Contracts	1,476	1,476	—
Total Assets	98,874	7,133	91,741
Liabilities:
Other Financial Instruments:
Futures Contracts	(651)	(651)	—
Total Liabilities	(651)	(651)	—
Total Investments	$98,223	$6,482	$91,741
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into  or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements
19

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—101.3%
Communication Services—13.7%
Addcn Technology Co., Ltd. (Taiwan)	5,732	$ 38
Autohome, Inc. ADR (China)	1,903	64
Baltic Classifieds Group plc (United Kingdom)	41,786	80
NAVER Corp. (South Korea)	157	24
Sarana Menara Nusantara Tbk PT (Indonesia)	658,400	41
Tencent Holdings Ltd. (China)	1,300	63
Tongdao Liepin Group (China)(1)	13,000	17
Wirtualna Polska Holding S.A. (Poland)	1,864	44
		371

Consumer Discretionary—14.8%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	574	59
Allegro.eu S.A. (Poland)(1)	12,953	88
JD.com, Inc. ADR (China)	1,233	54
JD.com, Inc. Class A (China)	1,447	31
Prosus N.V. (China)(1)	386	30
Union Auction PCL Foreign Shares (Thailand)	179,200	56
Vasta Platform Ltd. Class A (Brazil)(1)	25,571	82
		400

Consumer Staples—18.3%
Anhui Gujing Distillery Co., Ltd. Class B (China)	4,100	73
Carlsberg Brewery Malaysia Bhd (Malaysia)	11,200	55
Fraser and Neave Ltd. (Singapore)	32,600	26
Heineken Malaysia Bhd (Malaysia)	10,800	65
Pernod Ricard S.A. (France)	285	65
Thai Beverage PCL (Thailand)	142,500	68
Wal-Mart de Mexico SAB de C.V. (Mexico)	23,115	92
Wuliangye Yibin Co., Ltd. Class A (China)	1,700	49
		493

Financials—14.3%
Bank Central Asia Tbk PT (Indonesia)	123,000	72
HDFC Bank Ltd. ADR (India)	974	65
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(2)	472	36
Kfin Technologies Ltd. (India)(1)	3,393	12
	Shares	Value

Financials—continued
Multi Commodity Exchange of India Ltd. (India)	3,968	$ 73
Qualitas Controladora SAB de C.V. (Mexico)	9,150	58
United Overseas Bank Ltd. (Singapore)	3,100	69
		385

Health Care—1.8%
Prodia Widyahusada Tbk PT (Indonesia)	126,000	49
Industrials—32.1%
Boa Vista Servicos S.A. (Brazil)	58,370	87
Credit Bureau Asia Ltd. (Singapore)	136,900	101
GFC Ltd. (Taiwan)	19,000	46
Grupa Pracuj S.A. (Poland)	12,111	163
Haitian International Holdings Ltd. (China)	27,166	70
HeadHunter Group plc ADR (Russia)(1)(3)	270	— (4)
NICE Information Service Co., Ltd. (South Korea)	4,472	42
Precision Tsugami China Corp., Ltd. (China)	53,000	54
S-1 Corp. (South Korea)	1,261	54
SaraminHR Co., Ltd. (South Korea)	1,814	34
Tegma Gestao Logistica S.A. (Brazil)	35,026	126
Wizz Air Holdings plc (Hungary)(1)	2,475	91
		868

Information Technology—6.3%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,645	153
Webcash Corp. (South Korea)	1,458	17
		170

Total Common Stocks (Identified Cost $3,048)		2,736

Total Long-Term Investments—101.3% (Identified Cost $3,048)		2,736

TOTAL INVESTMENTS—101.3% (Identified Cost $3,048)		$2,736
Other assets and liabilities, net—(1.3)%		(36)
NET ASSETS—100.0%		$2,700
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $36 or 1.3% of net assets.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500.

Country Weightings†
China	21%
Poland	11
Brazil	11
Taiwan	9
Singapore	7
South Korea	6
Indonesia	6
Other	29
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
20

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$2,736	$1,449	$1,287	$— (1)
Total Investments	$2,736	$1,449	$1,287	$— (1)

(1)	Amount is less than $500.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2023.
See Notes to Financial Statements
21

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—94.9%
Communication Services—16.4%
Addcn Technology Co., Ltd. (Taiwan)	1,037,009	$ 6,893
Autohome, Inc. ADR (China)	153,462	5,136
Baltic Classifieds Group plc (United Kingdom)	5,875,586	11,235
Dayamitra Telekomunikasi PT (Indonesia)	80,440,000	3,785
Sarana Menara Nusantara Tbk PT (Indonesia)	51,960,586	3,214
Tongdao Liepin Group (China)(1)	2,737,800	3,582
Wirtualna Polska Holding S.A. (Poland)	358,347	8,385
		42,230

Consumer Discretionary—8.8%
Allegro.eu S.A. (Poland)(1)	1,185,278	8,047
Union Auction PCL Foreign Shares (Thailand)(2)	33,162,000	10,298
Vasta Platform Ltd. Class A (Brazil)(1)(2)	1,391,515	4,467
		22,812

Consumer Staples—9.6%
Anhui Gujing Distillery Co., Ltd. Class B (China)	383,509	6,848
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,468,000	7,184
Clicks Group Ltd. (South Africa)	219,376	3,168
Heineken Malaysia Bhd (Malaysia)	1,234,600	7,424
		24,624

Financials—7.9%
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	41,615	3,142
Kfin Technologies Ltd. (India)(1)	273,302	932
Multi Commodity Exchange of India Ltd. (India)	480,128	8,877
Qualitas Controladora SAB de C.V. (Mexico)	1,176,089	7,509
		20,460

Health Care—1.9%
Haw Par Corp., Ltd. (Singapore)	677,674	4,970
Industrials—34.3%
Boa Vista Servicos S.A. (Brazil)	7,910,834	11,831
	Shares	Value

Industrials—continued
Computer Age Management Services Ltd. (India)	221,707	$ 5,492
Grupa Pracuj S.A. (Poland)	1,095,700	14,723
Haitian International Holdings Ltd. (China)	2,791,218	7,235
HeadHunter Group plc ADR (Russia)(1)(4)	37,879	— (5)
IndiaMart InterMesh Ltd. (India)	62,826	3,847
Kerry TJ Logistics Co., Ltd. (Taiwan)	2,791,000	3,485
NICE Information Service Co., Ltd. (South Korea)	537,368	5,106
S-1 Corp. (South Korea)	166,975	7,096
SaraminHR Co., Ltd. (South Korea)	262,458	4,893
Sporton International, Inc. (Taiwan)	860,256	7,653
Tegma Gestao Logistica S.A. (Brazil)	3,163,798	11,392
Wizz Air Holdings plc (Hungary)(1)	153,044	5,613
		88,366

Information Technology—12.3%
Douzone Bizon Co., Ltd. (South Korea)	90,913	2,461
Humanica PCL Foreign Shares (Thailand)	13,196,200	4,519
LEENO Industrial, Inc. (South Korea)	28,982	3,214
Oracle Financial Services Software Ltd. (India)	250,312	9,968
TOTVS S.A. (Brazil)	1,018,860	5,653
Webcash Corp. (South Korea)	258,134	2,945
Younglimwon Soft Lab Co., Ltd. (South Korea)	382,706	2,995
		31,755

Materials—3.7%
Avia Avian Tbk PT (Indonesia)	81,982,660	3,255
Corp. Moctezuma SAB de C.V. (Mexico)	1,875,583	6,245
		9,500

Total Common Stocks (Identified Cost $259,110)		244,717

Total Long-Term Investments—94.9% (Identified Cost $259,110)		244,717

	Shares	Value

Short-Term Investment—4.5%
Money Market Mutual Fund—4.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(6)	11,554,413	$ 11,554
Total Short-Term Investment (Identified Cost $11,554)		11,554

TOTAL INVESTMENTS—99.4% (Identified Cost $270,664)		$256,271
Other assets and liabilities, net—0.6%		1,598
NET ASSETS—100.0%		$257,869

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $3,142 or 1.2% of net assets.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Amount is less than $500.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Brazil	13%
Poland	12
India	11
South Korea	11
China	9
Taiwan	7
Thailand	6
Other	31
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
22

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$244,717	$107,478	$137,239	$— (1)
Money Market Mutual Fund	11,554	11,554	—	—
Total Investments	$256,271	$119,032	$137,239	$— (1)

(1)	Amount is less than $500.
There were no transfers into  or  out of Level 3 related to securities held at March 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2023.
See Notes to Financial Statements
23

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—94.6%
Communication Services—24.0%
Adevinta ASA Class B (Norway)(1)	2,123,320	$ 15,058
Auto Trader Group plc (United Kingdom)	7,523,062	57,186
Baltic Classifieds Group plc (United Kingdom)(2)	29,622,573	56,641
Dayamitra Telekomunikasi PT (Indonesia)	718,013,000	33,782
Infrastrutture Wireless Italiane SpA (Italy)	1,284,106	16,879
New Work SE (Germany)	165,112	29,940
Rightmove plc (United Kingdom)	7,229,322	50,209
		259,695

Consumer Discretionary—7.5%
Allegro.eu S.A. (Poland)(1)	4,475,540	30,385
Goldlion Holdings Ltd. (Hong Kong)	20,707,882	3,325
Max Stock Ltd. (Israel)	6,878,117	13,417
Mercari, Inc. (Japan)(1)	1,314,000	23,161
Victorian Plumbing Group plc (United Kingdom)	10,746,647	10,513
		80,801

Consumer Staples—4.3%
Anhui Gujing Distillery Co., Ltd. Class B (China)	1,169,601	20,886
Heineken Malaysia Bhd (Malaysia)	4,210,900	25,322
		46,208

Energy—1.0%
Pason Systems, Inc. (Canada)	1,266,627	11,368
Financials—14.4%
FinecoBank Banca Fineco SpA (Italy)	1,760,328	26,994
Gruppo MutuiOnline SpA (Italy)	1,040,355	29,448
Hargreaves Lansdown plc (United Kingdom)	1,571,993	15,502
Hypoport SE (Germany)(1)	161,891	22,298
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)(2)	3,945,678	36,116
Multi Commodity Exchange of India Ltd. (India)	224,091	4,143
Nordnet AB publ (Sweden)	689,169	11,338
Numis Corp. plc (United Kingdom)	2,220,542	5,896
	Shares	Value

Financials—continued
VNV Global AB (Sweden)(1)	1,935,096	$ 3,785
		155,520

Health Care—5.1%
Haw Par Corp., Ltd. (Singapore)	6,056,112	44,415
Nakanishi, Inc. (Japan)	524,900	10,427
		54,842

Industrials—25.2%
Boa Vista Servicos S.A. (Brazil)	22,471,682	33,607
CAE, Inc. (Canada)(1)	1,265,973	28,626
Enento Group Oyj (Finland)(1)	779,978	13,856
Haitian International Holdings Ltd. (China)	11,416,072	29,593
HeadHunter Group plc ADR (Russia)(1)(3)	2,282,731	2
Howden Joinery Group plc (United Kingdom)	3,679,313	31,681
Knorr-Bremse AG (Germany)	486,475	32,330
Lumax International Corp., Ltd. (Taiwan)	2,974,333	7,420
Meitec Corp. (Japan)	1,395,200	24,980
MTU Aero Engines AG (Germany)	158,687	39,685
S-1 Corp. (South Korea)	741,908	31,531
		273,311

Information Technology—9.8%
Alten S.A. (France)	286,488	45,641
Bouvet ASA (Norway)	4,574,063	28,092
Brockhaus Technologies AG (Germany)(1)(2)	602,594	14,769
FDM Group Holdings plc (United Kingdom)	1,960,878	17,537
		106,039

Materials—3.3%
Corp. Moctezuma SAB de C.V. (Mexico)	10,875,224	36,211
Total Common Stocks (Identified Cost $1,120,141)		1,023,995

Warrant—0.0%
Financials—0.0%
VNV Global AB (Sweden), 08/10/23(1)	1,749	8
Total Long-Term Investments—94.6% (Identified Cost $1,120,141)		1,024,003

	Shares	Value

Short-Term Investment—3.9%
Money Market Mutual Fund—3.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(4)	42,447,367	$ 42,447
Total Short-Term Investment (Identified Cost $42,447)		42,447

TOTAL INVESTMENTS—98.5% (Identified Cost $1,162,588)		$1,066,450
Other assets and liabilities, net—1.5%		16,219
NET ASSETS—100.0%		$1,082,669

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	26%
Germany	13
Italy	7
Japan	6
China	5
France	4
Singapore	4
Other	35
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
24

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$1,023,995	$765,008	$258,985	$ 2
Warrant	8	8	—	—
Money Market Mutual Fund	42,447	42,447	—	—
Total Investments	$1,066,450	$807,463	$258,985	$ 2
There were no transfers into  or  out of Level 3 related to securities held at March 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2023.
See Notes to Financial Statements
25

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Communication Services—9.3%
NetEase, Inc. (China)	678,808	$ 11,983
NetEase, Inc. ADR (China)	124,404	11,002
Telkom Indonesia Persero Tbk PT (Indonesia)	107,259,817	29,126
Tencent Holdings Ltd. (China)	2,218,133	108,399
		160,510

Consumer Discretionary—23.4%
Alibaba Group Holding Ltd. (China)(1)	2,679,420	33,936
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	491,394	50,211
Americana Restaurants International plc (United Arab Emirates)(1)	27,826,192	28,868
China Tourism Group Duty Free Corp., Ltd. Class A (China)	765,247	20,435
Eicher Motors Ltd. (India)	1,241,448	44,607
Galaxy Entertainment Group Ltd. (Hong Kong)(1)	1,281,294	8,571
JD.com, Inc. Class A (China)	1,282,766	28,011
Lojas Renner S.A. (Brazil)	6,288,022	20,594
Meituan Class B (China)(1)	1,363,335	24,734
MercadoLibre, Inc. (Uruguay)(1)	8,814	11,617
Midea Group Co., Ltd. Class A (China)	3,506,537	27,438
Sands China Ltd. (China)(1)	8,020,290	27,862
Shenzhou International Group Holdings Ltd. (China)	1,807,011	18,956
Titan Co., Ltd. (India)	314,115	9,648
Yum China Holdings, Inc. (China)	433,423	27,475
Yum China Holdings, Inc. (China)	359,544	22,517
		405,480

Consumer Staples—20.3%
Chacha Food Co., Ltd. Class A (China)	3,247,383	20,038
Clicks Group Ltd. (South Africa)	1,828,387	26,405
Foshan Haitian Flavouring & Food Co., Ltd. Class A (China)	851,274	9,480
Heineken N.V. (Netherlands)	370,265	39,778
Hindustan Unilever Ltd. (India)	709,513	22,158
	Shares	Value

Consumer Staples—continued
Inner Mongolia Yili Industrial Group Co., Ltd. Class A (China)	5,511,264	$ 23,313
Kweichow Moutai Co., Ltd. Class A (China)	144,779	38,245
Orion Corp. (South Korea)	262,674	27,569
President Chain Store Corp. (Taiwan)	5,806,462	51,460
Raia Drogasil S.A. (Brazil)	7,258,394	34,928
Wal-Mart de Mexico SAB de C.V. (Mexico)	14,518,625	58,010
		351,384

Energy—2.4%
Reliance Industries Ltd. (India)	1,452,147	41,291
Financials—17.7%
Banco BTG Pactual S.A. (Brazil)	3,435,864	13,287
Bancolombia S.A. Sponsored ADR (Colombia)	710,492	17,855
Bank Central Asia Tbk PT (Indonesia)	49,880,284	29,182
Bank Rakyat Persero Tbk PT (Indonesia)	146,569,232	46,441
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,045,668	46,349
Housing Development Finance Corp., Ltd. (India)	2,214,687	71,021
Kotak Mahindra Bank Ltd. (India)	1,253,288	26,490
Oversea-Chinese Banking Corp., Ltd. (Singapore)	661,302	6,164
Saudi Tadawul Group Holding Co. (Saudi Arabia)	477,007	18,350
SCB X PCL Foreign Shares (Thailand)	6,724,334	20,204
United Overseas Bank Ltd. (Singapore)	469,925	10,540
		305,883

Health Care—1.2%
Cipla Ltd. (India)	1,840,841	20,204
Industrials—6.0%
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	262,620	5,123
Shanghai M&G Stationery, Inc. Class A (China)	3,308,107	23,639
Shenzhen Inovance Technology Co., Ltd. Class A (China)	1,788,519	18,323
	Shares	Value

Industrials—continued
Techtronic Industries Co., Ltd. (Hong Kong)	1,547,777	$ 16,770
Voltas Ltd. (India)	925,523	9,244
WEG S.A. (Brazil)	953,081	7,616
Wuxi Lead Intelligent Equipment Co., Ltd. Class A (China)	4,092,762	24,135
		104,850

Information Technology—15.3%
Accton Technology Corp. (Taiwan)	2,136,006	22,450
Infosys Ltd. (India)	2,190,968	38,305
Samsung Electronics Co., Ltd. (South Korea)	1,227,562	60,704
SK Hynix, Inc. (South Korea)	141,925	9,712
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	5,623,921	98,557
Tata Consultancy Services Ltd. (India)	418,240	16,394
TOTVS S.A. (Brazil)	3,456,675	19,178
		265,300

Materials—1.0%
Avia Avian Tbk PT (Indonesia)	457,911,743	18,180
Utilities—2.2%
ENN Energy Holdings Ltd. (China)	1,558,605	21,342
Power Grid Corp. of India Ltd. (India)	5,980,577	16,465
		37,807

Total Common Stocks (Identified Cost $1,637,209)		1,710,889

Total Long-Term Investments—98.8% (Identified Cost $1,637,209)		1,710,889

See Notes to Financial Statements
26

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(2)	2,071,993	$ 2,072
Total Short-Term Investment (Identified Cost $2,072)		2,072

TOTAL INVESTMENTS—98.9% (Identified Cost $1,639,281)		$1,712,961
Other assets and liabilities, net—1.1%		19,032
NET ASSETS—100.0%		$1,731,993

Abbreviation:
ADR	American Depositary Receipt
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
China	34%
India	18
Taiwan	10
Indonesia	7
South Korea	6
Brazil	6
Hong Kong	4
Other	15
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$1,710,889	$390,297	$1,320,592
Money Market Mutual Fund	2,072	2,072	—
Total Investments	$1,712,961	$392,369	$1,320,592
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
27

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—96.8%
Consumer Discretionary—16.3%
Amadeus IT Group S.A. (Spain)(1)	326,848	$ 21,856
Ferrari N.V. (Italy)	90,508	24,470
Flutter Entertainment plc (Ireland)(1)	125,583	22,833
Hermes International (France)	10,692	21,614
Yum China Holdings, Inc. (China)	326,385	20,441
		111,214

Consumer Staples—9.8%
Diageo plc (United Kingdom)	415,466	18,522
L’Oreal S.A. (France)	49,730	22,180
Nestle S.A. Registered Shares (Switzerland)	214,711	26,156
		66,858

Financials—16.3%
Aon plc Class A (United States)	67,643	21,327
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	403,608	17,890
Intact Financial Corp. (Canada)	110,029	15,747
London Stock Exchange Group plc (United Kingdom)	313,454	30,424
Mastercard, Inc. Class A (United States)	70,508	25,623
		111,011

Health Care—12.8%
Alcon, Inc. (Switzerland)	319,060	22,562
EssilorLuxottica S.A. (France)(2)	56,441	10,161
Hoya Corp. (Japan)	78,008	8,621
Lonza Group AG Registered Shares (Switzerland)	23,100	13,820
Mettler-Toledo International, Inc. (United States)(1)	14,156	21,662
Sartorius Stedim Biotech (France)	34,603	10,583
		87,409

Industrials—21.9%
Ashtead Group plc (United Kingdom)	219,101	13,401
	Shares	Value

Industrials—continued
Canadian National Railway Co. (Canada)	83,234	$ 9,821
Epiroc AB Class A (Sweden)	418,277	8,294
Experian plc (Ireland)	458,230	15,036
IMCD N.V. (Netherlands)	59,259	9,666
RELX plc (United Kingdom)	1,191,624	38,484
Rentokil Initial plc (United Kingdom)	3,063,973	22,361
Spirax-Sarco Engineering plc (United Kingdom)	105,585	15,441
Wolters Kluwer N.V. (Netherlands)	135,880	17,145
		149,649

Information Technology—17.2%
Constellation Software, Inc. (Canada)	20,006	37,613
Halma plc (United Kingdom)	549,012	15,096
Keyence Corp. (Japan)	29,963	14,685
Obic Co., Ltd. (Japan)	131,466	20,823
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	167,189	15,552
Tata Consultancy Services Ltd. (India)	350,769	13,750
		117,519

Materials—2.5%
Air Liquide S.A. (France)	103,014	17,227
Total Common Stocks (Identified Cost $496,916)		660,887

Total Long-Term Investments—96.8% (Identified Cost $496,916)		660,887

Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(3)	22,700,158	22,700
Total Short-Term Investment (Identified Cost $22,700)		22,700

	Shares	Value

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(3)(4)	341,420	$ 341
Total Securities Lending Collateral (Identified Cost $341)		341

TOTAL INVESTMENTS—100.1% (Identified Cost $519,957)		$683,928
Other assets and liabilities, net—(0.1)%		(931)
NET ASSETS—100.0%		$682,997

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United Kingdom	23%
United States	13
France	12
Canada	9
Switzerland	9
Japan	6
Ireland	6
Other	22
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
28

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$660,887	$564,677	$96,210
Money Market Mutual Fund	22,700	22,700	—
Securities Lending Collateral	341	341	—
Total Investments	$683,928	$587,718	$96,210
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into  or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements
29

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.6%
Communication Services—2.3%
Alphabet, Inc. Class C (United States)(1)	58,881	$ 6,124
Consumer Discretionary—13.2%
Amazon.com, Inc. (United States)(1)	97,114	10,031
Booking Holdings, Inc. (United States)(1)	1,047	2,777
Flutter Entertainment plc (Ireland)(1)	48,125	8,750
JD.com, Inc. Class A (China)	196,451	4,290
LVMH Moet Hennessy Louis Vuitton SE (France)	3,958	3,625
NIKE, Inc. Class B (United States)	19,280	2,364
Yum China Holdings, Inc. (China)	55,706	3,531
		35,368

Consumer Staples—15.6%
Coca-Cola Co. (The) (United States)	159,602	9,900
Heineken N.V. (Netherlands)	72,979	7,840
Kobe Bussan Co., Ltd. (Japan)	111,590	3,116
L’Oreal S.A. (France)	10,715	4,779
Nestle S.A. Registered Shares (Switzerland)	82,464	10,046
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,520,059	6,073
		41,754

Financials—18.5%
CME Group, Inc. Class A (United States)	54,163	10,373
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	124,759	5,530
Housing Development Finance Corp., Ltd. (India)	350,376	11,236
London Stock Exchange Group plc (United Kingdom)	87,989	8,540
Mastercard, Inc. Class A (United States)	23,550	8,559
	Shares	Value

Financials—continued
Visa, Inc. Class A (United States)	23,015	$ 5,189
		49,427

Health Care—17.7%
Abbott Laboratories (United States)	46,509	4,710
Alcon, Inc. (Switzerland)	63,103	4,462
Becton Dickinson & Co. (United States)	15,713	3,890
Boston Scientific Corp. (United States)(1)	176,171	8,814
EssilorLuxottica S.A. (France)	37,593	6,768
Eurofins Scientific SE (Luxembourg)	74,227	4,962
Hoya Corp. (Japan)	48,658	5,377
Intuitive Surgical, Inc. (United States)(1)	2,471	631
UnitedHealth Group, Inc. (United States)	16,065	7,592
		47,206

Industrials—13.6%
Ashtead Group plc (United Kingdom)	105,279	6,439
Otis Worldwide Corp. (United States)	30,068	2,538
RELX plc (United Kingdom)	336,231	10,859
Rentokil Initial plc (United Kingdom)	953,702	6,960
Techtronic Industries Co., Ltd. (Hong Kong)	250,718	2,716
Teleperformance (France)	28,435	6,837
		36,349

Information Technology—15.1%
Adobe, Inc. (United States)(1)	11,971	4,613
Constellation Software, Inc. (Canada)	3,310	6,223
Microsoft Corp. (United States)	50,964	14,693
ServiceNow, Inc. (United States)(1)	8,540	3,969
Synopsys, Inc. (United States)(1)	6,925	2,675
	Shares	Value

Information Technology—continued
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	68,653	$ 6,386
Tata Consultancy Services Ltd. (India)	45,581	1,786
		40,345

Materials—3.6%
Air Liquide S.A. (France)	16,287	2,723
Sherwin-Williams Co. (The) (United States)	11,451	2,574
Vulcan Materials Co. (United States)	25,622	4,396
		9,693

Total Common Stocks (Identified Cost $187,396)		266,266

Total Long-Term Investments—99.6% (Identified Cost $187,396)		266,266

TOTAL INVESTMENTS—99.6% (Identified Cost $187,396)		$266,266
Other assets and liabilities, net—0.4%		1,103
NET ASSETS—100.0%		$267,369

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	44%
United Kingdom	12
France	9
Switzerland	6
India	5
Ireland	3
Japan	3
Other	18
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements
30

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$266,266	$232,215	$34,051
Total Investments	$266,266	$232,215	$34,051
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements
31

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—96.6%
Communication Services—2.9%
Infrastrutture Wireless Italiane SpA (Italy)	15,595	$ 205
Consumer Discretionary—15.7%
Amadeus IT Group S.A. (Spain)(1)	2,482	166
Booking Holdings, Inc. (United States)(1)	31	82
Cie Financiere Richemont S.A. Registered Shares (Switzerland)	899	143
Ferrari N.V. (Italy)	660	179
Flutter Entertainment plc (Ireland)(1)	1,349	245
Hermes International (France)	47	95
LVMH Moet Hennessy Louis Vuitton SE (France)	201	184
		1,094

Consumer Staples—16.2%
Diageo plc (United Kingdom)	4,986	222
Heineken N.V. (Netherlands)	2,258	243
L’Oreal S.A. (France)	330	147
Nestle S.A. Registered Shares (Switzerland)	2,812	342
Pernod Ricard S.A. (France)	789	179
		1,133

Financials—10.9%
Adyen N.V. (Netherlands)(1)	50	79
Edenred (France)	3,268	193
Groupe Bruxelles Lambert N.V. (Belgium)	824	70
London Stock Exchange Group plc (United Kingdom)	3,150	306
UBS Group AG Registered Shares (Switzerland)	5,288	112
		760

Health Care—11.1%
Alcon, Inc. (Switzerland)	3,750	265
	Shares	Value

Health Care—continued
EssilorLuxottica S.A. (France)	971	$ 175
Eurofins Scientific SE (Luxembourg)	1,073	72
Lonza Group AG Registered Shares (Switzerland)	247	148
Sartorius Stedim Biotech (France)	391	119
		779

Industrials—28.3%
Ashtead Group plc (United Kingdom)	2,304	141
Epiroc AB Class A (Sweden)	4,081	81
Experian plc (Ireland)	3,434	113
IMCD N.V. (Netherlands)	612	100
RELX plc (United Kingdom)	11,703	378
Rentokil Initial plc (United Kingdom)	39,129	285
Spirax-Sarco Engineering plc (United Kingdom)	759	111
Teleperformance (France)	714	172
Vinci S.A. (France)	2,485	285
Wolters Kluwer N.V. (Netherlands)	2,442	308
		1,974

Information Technology—5.7%
Accenture plc Class A (United States)	481	137
ASML Holding N.V. (Netherlands)	209	142
Halma plc (United Kingdom)	4,423	122
		401

Materials—3.7%
Air Liquide S.A. (France)	834	139
Sika AG Registered Shares (Switzerland)	429	120
		259

	Shares	Value

	Utilities—2.1%
EDP - Energias de Portugal S.A. (Portugal)	26,670	$ 145
	Total Common Stocks (Identified Cost $4,855)	6,750

	Total Long-Term Investments—96.6% (Identified Cost $4,855)	6,750

	TOTAL INVESTMENTS—96.6% (Identified Cost $4,855)	$6,750
	Other assets and liabilities, net—3.4%	238
	NET ASSETS—100.0%	$6,988

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
France	25%
United Kingdom	23
Switzerland	17
Netherlands	13
Italy	6
Ireland	5
United States	3
Other	8
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the
Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,750	$6,750
Total Investments	$6,750	$6,750
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers  into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements
32

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund
Assets
Investment in securities at value(1)	$ 78,936	$ 348,829	$ 24,778	$ 6,279
Investment in affiliated securities at value(2)	—	—	—	13,991
Foreign currency at value(3)	19	150	21	—
Cash	717	2,393	272	245
Receivables
Investment securities sold	—	706	—	—
Fund shares sold	58	217	16	37
Dividends	140	1,266	93	9
Receivable from adviser	—	—	—	7
Tax reclaims	57	335	64	—
Prepaid Trustees’ retainer	2	7	1	— (a)
Prepaid expenses	29	45	15	22
Other assets	10	43	3	3
Total assets	79,968	353,991	25,263	20,593
Liabilities
Payables
Fund shares repurchased	15	250	33	2
Investment securities purchased	—	—	—	7
Investment advisory fees	42	210	15	—
Distribution and service fees	9	8	1	3
Administration and accounting fees	7	31	3	2
Transfer agent and sub-transfer agent fees and expenses	12	61	6	5
Professional fees	23	49	21	13
Trustee deferred compensation plan	10	43	3	3
Interest expense and/or commitment fees	— (a)	1	— (a)	— (a)
Other accrued expenses	3	22	—	—
Total liabilities	121	675	82	35
Net Assets	$ 79,847	$ 353,316	$ 25,181	$ 20,558
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 74,249	$ 375,205	$ 33,090	$ 39,590
Accumulated earnings (loss)	5,598	(21,889)	(7,909)	(19,032)
Net Assets	$ 79,847	$ 353,316	$ 25,181	$ 20,558
Net Assets:
Class A	$ 30,113	$ 21,117	$ 1,930	$ 11,448
Class C	$ 3,111	$ 4,482	$ 85	$ 549
Class I	$ 37,082	$ 248,511	$ 23,166	$ 8,464
Class R6	$ 9,541	$ 79,206	$ —	$ 97
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,146,188	673,620	322,945	893,461
Class C	222,007	152,051	14,366	42,593
Class I	2,642,324	8,185,828	3,863,495	661,480
Class R6	678,652	2,603,616	—	7,564
Net Asset Value and Redemption Price Per Share:*
Class A	$ 14.03	$ 31.35	$ 5.98	$ 12.81
Class C	$ 14.01	$ 29.48	$ 5.90	$ 12.90
Class I	$ 14.03	$ 30.36	$ 6.00	$ 12.80
Class R6	$ 14.06	$ 30.42	$ —	$ 12.78
See Notes to Financial Statements
33

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 14.85	$ 33.17	$ 6.33	$ 13.56
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 74,787	$ 344,488	$ 27,396	$ 4,631
(2) Investment in affiliates at cost	$ —	$ —	$ —	$ 10,061
(3) Foreign currency at cost	$ 19	$ 149	$ 21	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
34

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Fund	FORT Trend Fund‡	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund
Assets
Investment in securities at value(1)	$ 387,385	$ 97,398	$ 2,736	$ 241,506
Investment in affiliated securities at value(2)	—	—	—	14,765
Foreign currency at value(3)	—	1,371	— (a)	—
Cash	2,122	1,106	78	2,604
Cash pledged as collateral for futures contracts	—	6,161	—	—
Receivables
Investment securities sold	1,889	—	3	—
Fund shares sold	472	1	—	292
Dividends and interest	1,246	26	12	1,290
Receivable from adviser	—	—	3	—
Tax reclaims	—	—	—	32
Prepaid Trustees’ retainer	8	2	— (a)	5
Prepaid expenses	45	32	25	41
Other assets	47	13	— (a)	31
Total assets	393,214	106,110	2,857	260,566
Liabilities
Due to broker	—	232	—	—
Variation margin payable on futures contracts	—	293	—	—
Payables
Fund shares repurchased	609	105	139	2,109
Investment securities purchased	1,159	—	— (a)	18
Foreign capital gains tax	—	—	—	89
Investment advisory fees	228	87	—	262
Distribution and service fees	25	21	— (a)	10
Administration and accounting fees	34	10	1	23
Transfer agent and sub-transfer agent fees and expenses	76	30	— (a)	79
Professional fees	39	19	17	50
Trustee deferred compensation plan	47	13	— (a)	31
Interest expense and/or commitment fees	2	— (a)	— (a)	1
Other accrued expenses	30	13	—	25
Total liabilities	2,249	823	157	2,697
Net Assets	$ 390,965	$ 105,287	$ 2,700	$ 257,869
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 256,265	$ 523,344	$ 3,367	$ 290,234
Accumulated earnings (loss)	134,700	(418,057)	(667)	(32,365)
Net Assets	$ 390,965	$ 105,287	$ 2,700	$ 257,869
Net Assets:
Class A	$ 106,551	$ 84,515	$ 99	$ 30,770
Class C	$ 3,875	$ 2,089	$ 78	$ 3,793
Class I	$ 170,899	$ 18,296	$ 125	$ 222,037
Class R6	$ 109,640	$ 387	$ 2,398	$ 1,269
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	5,546,595	6,626,456	12,654	2,394,215
Class C	201,853	177,108	10,000	300,283
Class I	8,934,601	1,402,765	16,028	17,152,859
Class R6	5,702,527	29,430	306,421	98,078
See Notes to Financial Statements
35

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Fund	FORT Trend Fund‡	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 19.21	$ 12.75	$ 7.81	$ 12.85
Class C	$ 19.20	$ 11.79	$ 7.78	$ 12.63
Class I	$ 19.13	$ 13.04	$ 7.80	$ 12.94
Class R6	$ 19.23	$ 13.17	$ 7.83	$ 12.94
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 20.33	$ 13.49	$ 8.26	$ 13.60
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 273,630	$ 97,364	$ 3,048	$ 251,711
(2) Investment in affiliates at cost	$ —	$ —	$ —	$ 18,953
(3) Foreign currency at cost	$ —	$ 1,372	$ —	$ —

(a)	Amount is less than $500.
‡	Consolidated Statement of Assets and Liabilities
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
36

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	KAR International Small-Mid Cap Fund	Vontobel Emerging Markets Opportunities Fund	Vontobel Foreign Opportunities Fund
Assets
Investment in securities at value(1)(2)	$ 958,924	$ 1,712,961	$ 683,928
Investment in affiliated securities at value(3)	107,526	—	—
Foreign currency at value(4)	422	11,152	41
Cash	11,210	18,110	6,732
Receivables
Investment securities sold	150	7,890	—
Fund shares sold	908	3,093	225
Dividends	4,669	4,361	509
Tax reclaims	1,823	881	1,158
Securities lending income	—	—	— (a)
Foreign captial gains tax refund	—	—	354
Prepaid Trustees’ retainer	20	33	14
Prepaid expenses	28	—	30
Other assets	130	209	81
Total assets	1,085,810	1,758,690	693,072
Liabilities
Payables
Fund shares repurchased	1,513	2,998	3,436
Investment securities purchased	—	20,637	5,324
Foreign capital gains tax	36	—	—
Collateral on securities loaned	—	—	341
Investment advisory fees	776	1,398	421
Distribution and service fees	26	57	36
Administration and accounting fees	92	147	57
Transfer agent and sub-transfer agent fees and expenses	235	714	208
Professional fees	154	189	66
Trustee deferred compensation plan	130	209	81
Interest expense and/or commitment fees	13	18	3
Other accrued expenses	166	330	102
Total liabilities	3,141	26,697	10,075
Net Assets	$ 1,082,669	$ 1,731,993	$ 682,997
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 27
Capital paid in on shares of beneficial interest	1,492,753	2,117,669	519,331
Accumulated earnings (loss)	(410,084)	(385,676)	163,639
Net Assets	$ 1,082,669	$ 1,731,993	$ 682,997
Net Assets:
Class A	$ 46,246	$ 177,903	$ 147,453
Class C	$ 19,861	$ 23,776	$ 6,568
Class I	$ 936,623	$ 1,442,410	$ 477,640
Class R6	$ 79,939	$ 87,904	$ 51,336
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,874,347	23,899,961	5,862,409
Class C	1,266,512	3,381,405	279,282
Class I	57,887,379	184,349,473	18,872,409
Class R6	4,931,589	11,140,876	2,022,369
See Notes to Financial Statements
37

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	KAR International Small-Mid Cap Fund	Vontobel Emerging Markets Opportunities Fund	Vontobel Foreign Opportunities Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 16.09	$ 7.44	$ 25.15
Class C	$ 15.68	$ 7.03	$ 23.52
Class I	$ 16.18	$ 7.82	$ 25.31
Class R6	$ 16.21	$ 7.89	$ 25.38
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 17.03	$ 7.87	$ 26.61
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 1,046,886	$ 1,639,281	$ 519,957
(2) Market value of securities on loan	$ —	$ —	$ 327
(3) Investment in affiliates at cost	$ 115,702	$ —	$ —
(4) Foreign currency at cost	$ 423	$ 11,152	$ 41

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
38

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Assets
Investment in securities at value(1)	$ 266,266	$ 6,750
Cash	1,030	238
Receivables
Fund shares sold	48	—
Dividends	105	3
Receivable from adviser	—	1
Tax reclaims	295	16
Prepaid Trustees’ retainer	5	— (a)
Prepaid expenses	36	19
Other assets	32	1
Total assets	267,817	7,028
Liabilities
Due to custodian	—	— (a)
Payables
Fund shares repurchased	41	14
Foreign capital gains tax	26	—
Investment advisory fees	161	—
Distribution and service fees	26	1
Administration and accounting fees	23	1
Transfer agent and sub-transfer agent fees and expenses	45	1
Professional fees	36	22
Trustee deferred compensation plan	32	1
Interest expense and/or commitment fees	1	— (a)
Other accrued expenses	57	—
Total liabilities	448	40
Net Assets	$ 267,369	$ 6,988
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 191,549	$ 5,567
Accumulated earnings (loss)	75,820	1,421
Net Assets	$ 267,369	$ 6,988
Net Assets:
Class A	$ 96,493	$ 2,499
Class C	$ 7,984	$ 258
Class I	$ 94,737	$ 4,231
Class R6	$ 68,155	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	6,612,611	224,537
Class C	739,923	24,576
Class I	6,427,933	378,503
Class R6	4,585,770	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 14.59	$ 11.13
Class C	$ 10.79	$ 10.52
Class I	$ 14.74	$ 11.18
Class R6	$ 14.86	$ —
See Notes to Financial Statements
39

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 15.44	$ 11.78
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$ 187,396	$ 4,855

(a)	Amount is less than $500.
See Notes to Financial Statements
40

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2023
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Investment Income
Dividends	$1,210	$ 6,159	$ 425	$ 95	$ 7,144
Dividends from affiliates	—	—	—	154	—
Foreign taxes withheld	(66)	(202)	(39)	—	—
Total investment income	1,144	5,957	386	249	7,144
Expenses
Investment advisory fees	260	1,563	131	— (1)	1,492
Distribution and service fees, Class A	38	27	3	15	136
Distribution and service fees, Class C	17	24	— (2)	4	20
Administration and accounting fees	45	191	17	15	206
Transfer agent fees and expenses	17	79	6	5	87
Sub-transfer agent fees and expenses, Class A	16	165	1	7	82
Sub-transfer agent fees and expenses, Class C	2	2	— (2)	— (2)	3
Sub-transfer agent fees and expenses, Class I	20	163	13	6	151
Custodian fees	1	3	1	— (2)	1
Printing fees and expenses	4	18	1	1	23
Professional fees	14	10	15	9	8
Interest expense and/or commitment fees	— (2)	5	— (2)	— (2)	3
Registration fees	22	34	14	25	43
Trustees’ fees and expenses	3	15	1	1	15
Miscellaneous expenses	6	18	4	3	23
Total expenses	465	2,317	207	91	2,293
Less net expenses reimbursed and/or waived by investment adviser(3)	(4)	(260)	(40)	(24)	(90)
Net expenses	461	2,057	167	67	2,203
Net investment income (loss)	683	3,900	219	182	4,941
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,893	(24,335)	(678)	287	25,446
Investment in affiliates	—	—	—	158	—
Foreign currency transactions	14	(16)	(3)	—	—
Capital gain received from investments in underlying funds	—	—	—	428	—
Net change in unrealized appreciation (depreciation) on:
Investments	4,747	50,465	2,929	183	(2,057)
Investment in affiliates	—	—	—	453	—
Foreign currency transactions	8	51	9	—	—
Net realized and unrealized gain (loss) on investments	6,662	26,165	2,257	1,509	23,389
Net increase (decrease) in net assets resulting from operations	$7,345	$ 30,065	$2,476	$1,691	$28,330

(1)	The Adviser does not charge an advisory fee.
(2)	Amount is less than $500.
(3)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements
41

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2023
($ reported in thousands)
	FORT Trend Fund(1)	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund
Investment Income
Dividends	$ 155	$ 34	$ 2,556	$ 8,459
Dividends from affiliates	—	—	312	2,009
Interest	1,951	—	—	—
Foreign taxes withheld	—	(3)	(313)	(955)
Total investment income	2,106	31	2,555	9,513
Expenses
Investment advisory fees	581 (2)	13	1,465	4,787
Distribution and service fees, Class A	114	— (3)	38	58
Distribution and service fees, Class C	15	— (3)	16	97
Administration and accounting fees	64	5	128	546
Transfer agent fees and expenses	25	1	52	229
Sub-transfer agent fees and expenses, Class A	55	— (3)	19	28
Sub-transfer agent fees and expenses, Class C	2	—	2	13
Sub-transfer agent fees and expenses, Class I	13	— (3)	123	630
Custodian fees	— (3)	1	13	42
Printing fees and expenses	6	— (3)	14	68
Professional fees	20	13	15	33
Interest expense and/or commitment fees	1	— (3)	1	39
Registration fees	25	13	22	56
Trustees’ fees and expenses	4	— (3)	9	46
Miscellaneous expenses	14	3	12	67
Total expenses	939	49	1,929	6,739
Less net expenses reimbursed and/or waived by investment adviser(4)	(25)	(32)	(43)	(245)
Net expenses	914	17	1,886	6,494
Net investment income (loss)	1,192	14	669	3,019
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	25	(76)	(4,731)	(75,839)
Investment in affiliates	—	—	(462)	(3,959)
Foreign currency transactions	(61)	(1)	(66)	(115)
Foreign capital gains tax	—	—	(53)	—
Futures	(5,546)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	182	471	37,892	309,019
Investment in affiliates	—	—	(757)	33,107
Foreign currency transactions	(8)	— (3)	2	190
Foreign capital gains tax	—	—	(90)	(36)
Futures	(6,741)	—	—	—
Net realized and unrealized gain (loss) on investments	(12,149)	394	31,735	262,367
Net increase (decrease) in net assets resulting from operations	$(10,957)	$408	$32,404	$265,386

(1)	Consolidated Statement of Operations
(2)	See Note 4A in Notes to Financial Statements.
(3)	Amount is less than $500.
(4)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements
42

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2023
($ reported in thousands)
	Vontobel Emerging Markets Opportunities Fund	Vontobel Foreign Opportunities Fund	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Investment Income
Dividends	$ 19,105	$ 3,508	$ 1,409	$ 23
Securities lending, net of fees	—	2	—	— (1)
Foreign taxes withheld	(2,087)	(257)	(51)	(2)
Total investment income	17,018	3,253	1,358	21
Expenses
Investment advisory fees	8,752	2,813	1,107	28
Distribution and service fees, Class A	231	178	116	3
Distribution and service fees, Class C	139	34	41	1
Administration and accounting fees	915	340	136	7
Transfer agent fees and expenses	400	145	57	2
Sub-transfer agent fees and expenses, Class A	190	83	38	2
Sub-transfer agent fees and expenses, Class C	20	4	4	— (1)
Sub-transfer agent fees and expenses, Class I	939	279	49	2
Custodian fees	97	8	4	1
Printing fees and expenses	95	32	13	— (1)
Professional fees	—	11	15	17
Interest expense and/or commitment fees	21	4	11	— (1)
Registration fees	35	37	30	11
Trustees’ fees and expenses	73	25	10	— (1)
Miscellaneous expenses	103	48	24	2
Total expenses	12,010	4,041	1,655	76
Less net expenses reimbursed and/or waived by investment adviser(2)	(91)	(281)	(123)	(33)
Net expenses	11,919	3,760	1,532	43
Net investment income (loss)	5,099	(507)	(174)	(22)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(145,325)	18,474	11,958	(14)
Foreign currency transactions	(564)	(99)	(80)	(1)
Foreign capital gains tax	(1,514)	(168)	(95)	—
Net change in unrealized appreciation (depreciation) on:
Investments	239,126	118,924	35,444	1,561
Foreign currency transactions	184	131	24	1
Foreign capital gains tax	590	—	(26)	—
Net realized and unrealized gain (loss) on investments	92,497	137,262	47,225	1,547
Net increase (decrease) in net assets resulting from operations	$ 97,596	$136,755	$47,051	$1,525

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements
43

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund		Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 683	$ 1,116	$ 3,900	$ 7,361
Net realized gain (loss)	1,907	7,775	(24,351)	(2,038)
Net change in unrealized appreciation (depreciation)	4,755	(14,545)	50,516	(124,677)
Increase (decrease) in net assets resulting from operations	7,345	(5,654)	30,065	(119,354)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,955)	(1,936)	(132)	(814)
Class C	(321)	(273)	—	(132)
Class I	(3,551)	(2,497)	(2,017)	(12,094)
Class R6	(960)	(682)	(1,101)	(3,450)
Total dividends and distributions to shareholders	(7,787)	(5,388)	(3,250)	(16,490)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	956	1,679	(1,657)	1,543
Class C	(425)	(1,501)	(562)	918
Class I	2,445	(132)	(39,821)	25,272
Class R6	(53)	917	(1,944)	11,094
Increase (decrease) in net assets from capital transactions	2,923	963	(43,984)	38,827
Net increase (decrease) in net assets	2,481	(10,079)	(17,169)	(97,017)
Net Assets
Beginning of period	77,366	87,445	370,485	467,502
End of Period	$ 79,847	$ 77,366	$ 353,316	$ 370,485
See Notes to Financial Statements
44

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps International Real Estate Securities Fund		Duff & Phelps Real Asset Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 219	$ 689	$ 182	$ 244
Net realized gain (loss)	(681)	572	873	317
Net change in unrealized appreciation (depreciation)	2,938	(12,123)	636	(1,563)
Increase (decrease) in net assets resulting from operations	2,476	(10,862)	1,691	(1,002)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(54)	(125)	(95)
Class C	—	—	(1)	(3)
Class I	—	(516)	(112)	(84)
Class R6	—	—	(2)	—
Total dividends and distributions to shareholders	—	(570)	(240)	(182)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(352)	(473)	(534)	(910)
Class C	(23)	(108)	(312)	460
Class I	(362)	949	(1,729)	497
Class R6	—	—	—	100
Increase (decrease) in net assets from capital transactions	(737)	368	(2,575)	147
Net increase (decrease) in net assets	1,739	(11,064)	(1,124)	(1,037)
Net Assets
Beginning of period	23,442	34,506	21,682	22,719
End of Period	$ 25,181	$ 23,442	$ 20,558	$ 21,682
See Notes to Financial Statements
45

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps Real Estate Securities Fund		FORT Trend Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023(1) (Unaudited)	Year Ended September 30, 2022(1)
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 4,941	$ 5,054	$ 1,192	$ (1,447)
Net realized gain (loss)	25,446	37,592	(5,582)	(12,978)
Net change in unrealized appreciation (depreciation)	(2,057)	(118,834)	(6,567)	9,837
Increase (decrease) in net assets resulting from operations	28,330	(76,188)	(10,957)	(4,588)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(10,254)	(6,201)	—	—
Class C	(370)	(231)	—	—
Class I	(16,842)	(11,149)	—	—
Class R6	(10,254)	(7,479)	—	—
Total dividends and distributions to shareholders	(37,720)	(25,060)	—	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	2,279	(9,319)	(5,895)	(6,108)
Class C	(206)	(919)	(2,112)	(12,383)
Class I	(10,284)	518	(2,890)	(5,840)
Class R6	15,037	(31,411)	(26)	(196)
Increase (decrease) in net assets from capital transactions	6,826	(41,131)	(10,923)	(24,527)
Net increase (decrease) in net assets	(2,564)	(142,379)	(21,880)	(29,115)
Net Assets
Beginning of period	393,529	535,908	127,167	156,282
End of Period	$ 390,965	$ 393,529	$ 105,287	$ 127,167

(1)	Consolidated Statement of Changes in Net Assets.
See Notes to Financial Statements
46

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Developing Markets Fund		KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 14	$ 23	$ 669	$ 1,844
Net realized gain (loss)	(77)	(272)	(5,312)	(5,045)
Net change in unrealized appreciation (depreciation)	471	(674)	37,047	(115,998)
Increase (decrease) in net assets resulting from operations	408	(923)	32,404	(119,199)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1)	(—) (1)	—	(4,302)
Class C	—	(—) (1)	—	(175)
Class I	(1)	(1)	—	(27,544)
Class R6	(26)	(15)	—	(99)
Total dividends and distributions to shareholders	(28)	(16)	—	(32,120)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	1	19	(4,892)	(6,203)
Class C	—	—	1,811	18
Class I	30	16	(1,979)	(34,298)
Class R6	(132)	433	7	380
Increase (decrease) in net assets from capital transactions	(101)	468	(5,053)	(40,103)
Net increase (decrease) in net assets	279	(471)	27,351	(191,422)
Net Assets
Beginning of period	2,421	2,892	230,518	421,940
End of Period	$ 2,700	$ 2,421	$ 257,869	$ 230,518

(1)	Amount is less than $500.
See Notes to Financial Statements
47

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR International Small-Mid Cap Fund		Vontobel Emerging Markets Opportunities Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 3,019	$ 16,884	$ 5,099	$ 13,585
Net realized gain (loss)	(79,913)	(158,578)	(147,403)	(112,762)
Net change in unrealized appreciation (depreciation)	342,280	(1,084,164)	239,900	(724,063)
Increase (decrease) in net assets resulting from operations	265,386	(1,225,858)	97,596	(823,240)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(7,342)	—	(66,729)
Class C	—	(2,873)	—	(13,137)
Class I	—	(211,939)	—	(656,363)
Class R6	—	(22,516)	—	(30,881)
Total dividends and distributions to shareholders	—	(244,670)	—	(767,110)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(7,938)	(10,312)	(25,459)	(26,317)
Class C	(3,301)	(3,254)	(9,106)	(13,973)
Class I	(220,098)	(484,904)	(210,142)	(1,199,214)
Class R6	(20,859)	(67,539)	(17,500)	(37,502)
Increase (decrease) in net assets from capital transactions	(252,196)	(566,009)	(262,207)	(1,277,006)
Net increase (decrease) in net assets	13,190	(2,036,537)	(164,611)	(2,867,356)
Net Assets
Beginning of period	1,069,479	3,106,016	1,896,604	4,763,960
End of Period	$ 1,082,669	$ 1,069,479	$ 1,731,993	$ 1,896,604
See Notes to Financial Statements
48

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Vontobel Foreign Opportunities Fund		Vontobel Global Opportunities Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (507)	$ (1,998)	$ (174)	$ (538)
Net realized gain (loss)	18,207	13,830	11,783	23,074
Net change in unrealized appreciation (depreciation)	119,055	(270,395)	35,442	(103,468)
Increase (decrease) in net assets resulting from operations	136,755	(258,563)	47,051	(80,932)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(70)	(40,624)	(9,087)	(22,330)
Class C	(4)	(3,281)	(1,060)	(3,698)
Class I	(221)	(156,089)	(7,961)	(26,621)
Class R6	(24)	(12,796)	(6,263)	(15,811)
Total dividends and distributions to shareholders	(319)	(212,790)	(24,371)	(68,460)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(13,956)	20,737	2,240	6,881
Class C	(1,556)	(4,652)	(804)	(4,445)
Class I	(58,202)	(22,026)	(11,307)	(24,753)
Class R6	(8,227)	13,208	6,450	1,948
Increase (decrease) in net assets from capital transactions	(81,941)	7,267	(3,421)	(20,369)
Net increase (decrease) in net assets	54,495	(464,086)	19,259	(169,761)
Net Assets
Beginning of period	628,502	1,092,588	248,110	417,871
End of Period	$ 682,997	$ 628,502	$ 267,369	$ 248,110
See Notes to Financial Statements
49

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (22)	$ 1
Net realized gain (loss)	(15)	(301)
Net change in unrealized appreciation (depreciation)	1,562	(2,358)
Increase (decrease) in net assets resulting from operations	1,525	(2,658)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(114)
Class C	—	(15)
Class I	—	(283)
Total dividends and distributions to shareholders	—	(412)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(46)	97
Class C	(1)	(66)
Class I	(652)	(599)
Increase (decrease) in net assets from capital transactions	(699)	(568)
Net increase (decrease) in net assets	826	(3,638)
Net Assets
Beginning of period	6,162	9,800
End of Period	$ 6,988	$ 6,162
See Notes to Financial Statements
50

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Duff & Phelps Global Infrastructure Fund
Class A
10/1/22 to 3/31/23(6)	$14.16	0.11	—	1.22	1.33	(0.16)	(1.30)	(1.46)	—	(0.13)	$14.03	9.52%	$ 30,113	1.28%	1.28%	1.57%	13%
10/1/21 to 9/30/22	16.17	0.18	—	(1.20)	(1.02)	(0.15)	(0.84)	(0.99)	—	(2.01)	14.16	(7.07)	29,344	1.27 (7)	1.27	1.12	37
10/1/20 to 9/30/21	14.54	0.14	—	1.84	1.98	(0.17)	(0.18)	(0.35)	—	1.63	16.17	13.75	31,857	1.28	1.28	0.86	28
10/1/19 to 9/30/20	16.26	0.20	—	(1.17)	(0.97)	(0.23)	(0.52)	(0.75)	—	(1.72)	14.54	(6.11)	30,172	1.27	1.27	1.35	31
10/1/18 to 9/30/19	14.45	0.25	—	2.38	2.63	(0.27)	(0.55)	(0.82)	—	1.81	16.26	19.13	37,533	1.26	1.26	1.69	30
10/1/17 to 9/30/18	15.00	0.28	—	(0.39)	(0.11)	(0.29)	(0.15)	(0.44)	—	(0.55)	14.45	(0.75)	32,466	1.25	1.25	1.91	36
Class C
10/1/22 to 3/31/23(6)	$14.14	0.06	—	1.21	1.27	(0.10)	(1.30)	(1.40)	—	(0.13)	$14.01	9.05%	$ 3,111	2.06%	2.06%	0.78%	13%
10/1/21 to 9/30/22	16.14	0.05	—	(1.20)	(1.15)	(0.01)	(0.84)	(0.85)	—	(2.00)	14.14	(7.78)	3,544	2.04 (7)	2.04	0.32	37
10/1/20 to 9/30/21	14.50	0.02	—	1.84	1.86	(0.04)	(0.18)	(0.22)	—	1.64	16.14	12.92	5,525	2.02	2.02	0.11	28
10/1/19 to 9/30/20	16.20	0.09	—	(1.16)	(1.07)	(0.11)	(0.52)	(0.63)	—	(1.70)	14.50	(6.83)	9,833	2.03	2.03	0.59	31
10/1/18 to 9/30/19	14.39	0.14	—	2.37	2.51	(0.15)	(0.55)	(0.70)	—	1.81	16.20	18.32	15,046	2.01	2.01	0.97	30
10/1/17 to 9/30/18	14.94	0.17	—	(0.39)	(0.22)	(0.18)	(0.15)	(0.33)	—	(0.55)	14.39	(1.54)	17,972	2.00	2.00	1.16	36
Class I
10/1/22 to 3/31/23(6)	$14.16	0.13	—	1.22	1.35	(0.18)	(1.30)	(1.48)	—	(0.13)	$14.03	9.65%	$ 37,082	1.04%	1.04%	1.82%	13%
10/1/21 to 9/30/22	16.17	0.22	—	(1.21)	(0.99)	(0.18)	(0.84)	(1.02)	—	(2.01)	14.16	(6.84)	34,847	1.03 (7)	1.03	1.36	37
10/1/20 to 9/30/21	14.54	0.18	—	1.85	2.03	(0.22)	(0.18)	(0.40)	—	1.63	16.17	14.07	39,955	1.01	1.01	1.15	28
10/1/19 to 9/30/20	16.27	0.24	—	(1.19)	(0.95)	(0.26)	(0.52)	(0.78)	—	(1.73)	14.54	(5.94)	33,326	1.04	1.04	1.61	31
10/1/18 to 9/30/19	14.45	0.29	—	2.39	2.68	(0.31)	(0.55)	(0.86)	—	1.82	16.27	19.50	50,089	1.02	1.02	1.94	30
10/1/17 to 9/30/18	15.00	0.31	—	(0.38)	(0.07)	(0.33)	(0.15)	(0.48)	—	(0.55)	14.45	(0.52)	30,488	1.01	1.01	2.12	36
Class R6
10/1/22 to 3/31/23(6)	$14.18	0.14	—	1.23	1.37	(0.19)	(1.30)	(1.49)	—	(0.12)	$14.06	9.81%	$ 9,541	0.85%	0.93%	2.00%	13%
10/1/21 to 9/30/22	16.20	0.25	—	(1.22)	(0.97)	(0.21)	(0.84)	(1.05)	—	(2.02)	14.18	(6.74)	9,631	0.87 (7)	0.93	1.53	37
10/1/20 to 9/30/21	14.55	0.21	—	1.85	2.06	(0.23)	(0.18)	(0.41)	—	1.65	16.20	14.30	10,108	0.85	0.92	1.31	28
10/1/19 to 9/30/20	16.27	0.26	—	(1.18)	(0.92)	(0.28)	(0.52)	(0.80)	—	(1.72)	14.55	(5.75)	8,614	0.85	0.94	1.74	31
10/1/18 to 9/30/19	14.45	0.30	—	2.39	2.69	(0.32)	(0.55)	(0.87)	—	1.82	16.27	19.60	9,436	0.91 (8)	0.93	2.02	30
1/30/18 (9) to 9/30/18	15.06	0.23	—	(0.60)	(0.37)	(0.24)	—	(0.24)	—	(0.61)	14.45	(2.44)	11,561	0.93	0.93	2.41	36 (10)

Duff & Phelps Global Real Estate Securities Fund
Class A
10/1/22 to 3/31/23(6)	$29.09	0.29	—	2.16	2.45	(0.19)	—	(0.19)	—	2.26	$31.35	8.44%	$ 21,117	1.40%	2.82%	1.87%	17%
10/1/21 to 9/30/22	39.17	0.47	—	(9.38)	(8.91)	(0.47)	(0.70)	(1.17)	—	(10.08)	29.09	(23.66)	21,145	1.41 (7)	2.51	1.23	17
10/1/20 to 9/30/21	29.50	0.41	—	9.26	9.67	—	—	—	—	9.67	39.17	32.78	27,127	1.40	2.65	1.14	17
10/1/19 to 9/30/20	34.82	0.41	—	(3.66)	(3.25)	(1.29)	(0.78)	(2.07)	—	(5.32)	29.50	(10.01)	18,740	1.40	2.59	1.34	32
10/1/18 to 9/30/19	30.30	0.51	—	4.46	4.97	(0.44)	(0.01)	(0.45)	—	4.52	34.82	16.72	21,612	1.40	2.61	1.63	31
10/1/17 to 9/30/18	28.64	0.74	—	1.38	2.12	(0.40)	(0.06)	(0.46)	—	1.66	30.30	7.48	19,470	1.40	2.51	2.53	41
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
51

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Duff & Phelps Global Real Estate Securities Fund (Continued)
Class C
10/1/22 to 3/31/23(6)	$27.28	0.16	—	2.04	2.20	—	—	—	—	2.20	$29.48	8.06%	$ 4,482	2.15%	2.18%	1.09%	17%
10/1/21 to 9/30/22	36.81	0.20	—	(8.86)	(8.66)	(0.17)	(0.70)	(0.87)	—	(9.53)	27.28	(24.25)	4,671	2.16 (7)(11)(12)	2.15	0.56	17
10/1/20 to 9/30/21	27.93	0.23	—	8.65	8.88	—	—	—	—	8.88	36.81	31.79	5,531	2.15	2.16	0.70	17
10/1/19 to 9/30/20	33.42	0.16	—	(3.47)	(3.31)	(1.40)	(0.78)	(2.18)	—	(5.49)	27.93	(10.67)	6,297	2.15	2.19	0.53	32
10/1/18 to 9/30/19	29.50	0.25	—	4.29	4.54	(0.61)	(0.01)	(0.62)	—	3.92	33.42	15.84	9,399	2.15	2.20	0.84	31
10/1/17 to 9/30/18	28.12	0.50	—	1.36	1.86	(0.42)	(0.06)	(0.48)	—	1.38	29.50	6.68	9,580	2.15	2.21	1.73	41
Class I
10/1/22 to 3/31/23(6)	$28.19	0.31	—	2.11	2.42	(0.25)	—	(0.25)	—	2.17	$30.36	8.59%	$ 248,511	1.15%	1.18%	2.07%	17%
10/1/21 to 9/30/22	38.04	0.55	—	(9.09)	(8.54)	(0.61)	(0.70)	(1.31)	—	(9.85)	28.19	(23.48)	269,095	1.16 (7)(11)(12)	1.16	1.48	17
10/1/20 to 9/30/21	28.73	0.46	—	9.02	9.48	(0.17)	—	(0.17)	—	9.31	38.04	33.13	344,063	1.15 (11)(12)	1.14	1.29	17
10/1/19 to 9/30/20	34.33	0.47	—	(3.54)	(3.07)	(1.75)	(0.78)	(2.53)	—	(5.60)	28.73	(9.79)	168,410	1.15	1.20	1.55	32
10/1/18 to 9/30/19	30.33	0.59	—	4.35	4.94	(0.93)	(0.01)	(0.94)	—	4.00	34.33	17.01	206,723	1.15	1.19	1.90	31
10/1/17 to 9/30/18	28.77	0.80	—	1.39	2.19	(0.57)	(0.06)	(0.63)	—	1.56	30.33	7.70	145,648	1.15	1.19	2.72	41
Class R6
10/1/22 to 3/31/23(6)	$28.37	0.37	—	2.09	2.46	(0.41)	—	(0.41)	—	2.05	$30.42	8.71%	$ 79,206	0.89%	1.05%	2.41%	17%
10/1/21 to 9/30/22	38.26	0.64	—	(9.13)	(8.49)	(0.70)	(0.70)	(1.40)	—	(9.89)	28.37	(23.27)	75,574	0.91 (7)	1.05	1.74	17
10/1/20 to 9/30/21	28.86	0.61	—	9.00	9.61	(0.21)	—	(0.21)	—	9.40	38.26	33.46	90,781	0.89	1.04	1.73	17
10/1/19 to 9/30/20	34.41	0.65	—	(3.64)	(2.99)	(1.78)	(0.78)	(2.56)	—	(5.55)	28.86	(9.52)	54,992	0.89	1.09	2.29	32
10/1/18 to 9/30/19	30.37	0.54	—	4.47	5.01	(0.96)	(0.01)	(0.97)	—	4.04	34.41	17.23	2,893	0.94 (8)	1.08	1.75	31
10/1/17 to 9/30/18	28.79	0.86	—	1.38	2.24	(0.60)	(0.06)	(0.66)	—	1.58	30.37	7.90	6,611	1.00 (8)	1.09	2.92	41

Duff & Phelps International Real Estate Securities Fund
Class A
10/1/22 to 3/31/23(6)	$ 5.43	0.04	—	0.51	0.55	—	—	—	—	0.55	$ 5.98	10.13%	$ 1,930	1.50%	1.79%	1.38%	17%
10/1/21 to 9/30/22	8.11	0.14	—	(2.70)	(2.56)	(0.12)	—	(0.12)	—	(2.68)	5.43	(32.02)	2,086	1.51 (7)	1.73	1.90	24
10/1/20 to 9/30/21	6.79	0.14	—	1.18	1.32	—	—	—	—	1.32	8.11	19.44	3,612	1.50	1.75	1.69	71
10/1/19 to 9/30/20	7.96	0.09	—	(0.63)	(0.54)	(0.63)	—	(0.63)	—	(1.17)	6.79	(7.72)	1,843	1.50	1.75	1.32	34
10/1/18 to 9/30/19	7.41	0.14	—	0.68	0.82	(0.27)	—	(0.27)	—	0.55	7.96	11.65	2,318	1.50	1.71	1.87	34
10/1/17 to 9/30/18	6.93	0.30	—	0.30	0.60	(0.12)	—	(0.12)	—	0.48	7.41	8.72	2,145	1.50	1.85	4.07	38
Class C
10/1/22 to 3/31/23(6)	$ 5.38	0.02	—	0.50	0.52	—	—	—	—	0.52	$ 5.90	9.67%	$ 85	2.25%	2.68%	0.56%	17%
10/1/21 to 9/30/22	7.98	0.09	—	(2.69)	(2.60)	—	—	—	—	(2.60)	5.38	(32.58)	98	2.26 (7)	2.56	1.22	24
10/1/20 to 9/30/21	6.73	0.06	—	1.19	1.25	—	—	—	—	1.25	7.98	18.57	273	2.25	2.57	0.74	71
10/1/19 to 9/30/20	7.92	0.04	—	(0.63)	(0.59)	(0.60)	—	(0.60)	—	(1.19)	6.73	(8.37)	526	2.25	2.50	0.61	34
10/1/18 to 9/30/19	7.38	0.08	—	0.68	0.76	(0.22)	—	(0.22)	—	0.54	7.92	10.84	736	2.25	2.44	1.06	34
10/1/17 to 9/30/18	6.89	0.25	—	0.30	0.55	(0.06)	—	(0.06)	—	0.49	7.38	7.97	945	2.25	2.59	3.35	38
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
52

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Duff & Phelps International Real Estate Securities Fund (Continued)
Class I
10/1/22 to 3/31/23(6)	$ 5.44	0.05	—	0.51	0.56	—	—	—	—	0.56	$ 6.00	10.29%	$ 23,166	1.25%	1.55%	1.70%	17%
10/1/21 to 9/30/22	8.11	0.17	—	(2.71)	(2.54)	(0.13)	—	(0.13)	—	(2.67)	5.44	(31.81)	21,258	1.26 (7)	1.51	2.23	24
10/1/20 to 9/30/21	6.78	0.15	—	1.18	1.33	—	—	—	—	1.33	8.11	19.62	30,621	1.25	1.51	1.89	71
10/1/19 to 9/30/20	7.93	0.11	—	(0.62)	(0.51)	(0.64)	—	(0.64)	—	(1.15)	6.78	(7.37)	25,530	1.25	1.49	1.50	34
10/1/18 to 9/30/19	7.40	0.16	—	0.67	0.83	(0.30)	—	(0.30)	—	0.53	7.93	11.84	51,060	1.25	1.44	2.10	34
10/1/17 to 9/30/18	6.94	0.28	—	0.34	0.62	(0.16)	—	(0.16)	—	0.46	7.40	9.03	39,992	1.25	1.53	3.74	38

Duff & Phelps Real Asset Fund
Class A
10/1/22 to 3/31/23(6)	$12.00	0.10	—	0.85	0.95	(0.14)	—	(0.14)	—	0.81	$12.81	7.88%	$ 11,448	0.69% (8)	0.91%	1.51%	7%
10/1/21 to 9/30/22	12.55	0.13	0.02	(0.60)	(0.45)	(0.10)	—	(0.10)	—	(0.55)	12.00	(3.64)	11,226	0.81 (7)	0.81	0.99	17
10/1/20 to 9/30/21	10.10	0.02	0.03	2.47	2.52	(0.07)	—	(0.07)	—	2.45	12.55	25.10	12,674	0.85 (7)	0.85	0.19	14
10/1/19 to 9/30/20	11.38	0.27	0.26	(1.46)	(0.93)	(0.35)	—	(0.35)	—	(1.28)	10.10	(8.50)	11,964	1.05 (7)	1.05	2.57	75
10/1/18 to 9/30/19	11.63	0.14	0.16	(0.31)	(0.01)	(0.24)	—	(0.24)	—	(0.25)	11.38	0.18	15,897	0.76	0.76	1.25	13
10/1/17 to 9/30/18	11.05	0.12	0.13	0.44	0.69	(0.11)	—	(0.11)	—	0.58	11.63	6.25	10,348	0.71	0.71	1.06	17
Class C
10/1/22 to 3/31/23(6)	$12.03	0.12	—	0.78	0.90	(0.03)	—	(0.03)	—	0.87	$12.90	7.45%	$ 549	1.44% (8)	1.64%	1.90%	7%
10/1/21 to 9/30/22	12.64	(0.11)	0.02	(0.45)	(0.54)	(0.07)	—	(0.07)	—	(0.61)	12.03	(4.28)	812	1.57 (7)	1.57	(0.82)	17
10/1/20 to 9/30/21	10.19	(0.04)	0.03	2.46	2.45	—	—	—	—	2.45	12.64	24.04	435	1.68 (7)	1.68	(0.33)	14
10/1/19 to 9/30/20	11.32	0.31	0.26	(1.60)	(1.03)	(0.10)	—	(0.10)	—	(1.13)	10.19	(9.17)	604	1.74 (7)	1.74	2.85	75
10/1/18 to 9/30/19	11.50	0.27	0.16	(0.52)	(0.09)	(0.09)	—	(0.09)	—	(0.18)	11.32	(0.65)	2,126	1.50	1.50	2.44	13
10/1/17 to 9/30/18	10.97	0.04	0.14	0.41	0.59	(0.06)	—	(0.06)	—	0.53	11.50	5.40	9,948	1.46	1.46	0.39	17
Class I
10/1/22 to 3/31/23(6)	$12.00	0.12	—	0.84	0.96	(0.16)	—	(0.16)	—	0.80	$12.80	8.00%	$ 8,464	0.45% (8)	0.67%	1.88%	7%
10/1/21 to 9/30/22	12.52	0.15	0.02	(0.58)	(0.41)	(0.11)	—	(0.11)	—	(0.52)	12.00	(3.35)	9,553	0.57 (7)	0.57	1.12	17
10/1/20 to 9/30/21	10.07	0.05	0.03	2.47	2.55	(0.10)	—	(0.10)	—	2.45	12.52	25.47	9,610	0.60 (7)	0.60	0.46	14
10/1/19 to 9/30/20	11.35	0.48	0.26	(1.64)	(0.90)	(0.38)	—	(0.38)	—	(1.28)	10.07	(8.32)	8,759	0.72 (7)	0.72	4.52	75
10/1/18 to 9/30/19	11.62	0.25	0.16	(0.39)	0.02	(0.29)	—	(0.29)	—	(0.27)	11.35	0.44	21,018	0.51	0.51	2.26	13
10/1/17 to 9/30/18	11.03	0.16	0.13	0.42	0.71	(0.12)	—	(0.12)	—	0.59	11.62	6.49	20,225	0.45	0.45	1.43	17
Class R6
10/1/22 to 3/31/23(6)	$12.02	0.12	—	0.86	0.98	(0.22)	—	(0.22)	—	0.76	$12.78	8.18%	$ 97	0.20%	0.54%	1.85%	7%
1/31/22 (9) to 9/30/22	13.22	(0.14)	0.02	(1.08)	(1.20)	—	—	—	—	(1.20)	12.02	(9.08)	91	0.22 (7)	0.54	(1.57)	17
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
53

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Duff & Phelps Real Estate Securities Fund
Class A
10/1/22 to 3/31/23(6)	$19.83	0.22	—	1.13	1.35	(0.15)	(1.82)	(1.97)	—	(0.62)	$19.21	7.15%	$ 106,551	1.36%	1.36%	2.24%	20%
10/1/21 to 9/30/22	24.94	0.18	—	(4.16)	(3.98)	(0.24)	(0.89)	(1.13)	—	(5.11)	19.83	(17.05)	107,081	1.34 (7)	1.34	0.73	14
10/1/20 to 9/30/21	18.82	0.22	—	7.10	7.32	(0.46)	(0.74)	(1.20)	—	6.12	24.94	40.33	143,841	1.36	1.36	0.98	14
10/1/19 to 9/30/20	26.33	0.26	—	(3.23)	(2.97)	(0.33)	(4.21)	(4.54)	—	(7.51)	18.82	(12.99)	209,309	1.35	1.35	1.25	40
10/1/18 to 9/30/19	26.76	0.37	—	3.34	3.71	(0.42)	(3.72)	(4.14)	—	(0.43)	26.33	17.33	175,112	1.38	1.38	1.50	30
10/1/17 to 9/30/18	30.43	0.31	—	0.75	1.06	(0.30)	(4.43)	(4.73)	—	(3.67)	26.76	4.03	216,062	1.38	1.38	1.16	12
Class C
10/1/22 to 3/31/23(6)	$19.81	0.15	—	1.13	1.28	(0.07)	(1.82)	(1.89)	—	(0.61)	$19.20	6.78%	$ 3,875	2.09%	2.09%	1.48%	20%
10/1/21 to 9/30/22	24.90	(0.01)	—	(4.13)	(4.14)	(0.06)	(0.89)	(0.95)	—	(5.09)	19.81	(17.64)	4,181	2.06 (7)	2.06	(0.03)	14
10/1/20 to 9/30/21	18.79	0.10	—	7.04	7.14	(0.29)	(0.74)	(1.03)	—	6.11	24.90	39.32	6,244	2.08	2.08	0.43	14
10/1/19 to 9/30/20	26.26	0.08	—	(3.18)	(3.10)	(0.16)	(4.21)	(4.37)	—	(7.47)	18.79	(13.65)	7,280	2.11	2.11	0.38	40
10/1/18 to 9/30/19	26.69	0.19	—	3.32	3.51	(0.22)	(3.72)	(3.94)	—	(0.43)	26.26	16.49	12,325	2.09	2.09	0.78	30
10/1/17 to 9/30/18	30.35	0.12	—	0.76	0.88	(0.11)	(4.43)	(4.54)	—	(3.66)	26.69	3.28	26,643	2.07	2.07	0.45	12
Class I
10/1/22 to 3/31/23(6)	$19.76	0.24	—	1.12	1.36	(0.17)	(1.82)	(1.99)	—	(0.63)	$19.13	7.24%	$ 170,899	1.12%	1.12%	2.43%	20%
10/1/21 to 9/30/22	24.85	0.25	—	(4.14)	(3.89)	(0.31)	(0.89)	(1.20)	—	(5.09)	19.76	(16.80)	184,709	1.09 (7)	1.09	0.98	14
10/1/20 to 9/30/21	18.76	0.20	—	7.16	7.36	(0.53)	(0.74)	(1.27)	—	6.09	24.85	40.73	234,084	1.09	1.09	0.92	14
10/1/19 to 9/30/20	26.28	0.30	—	(3.23)	(2.93)	(0.38)	(4.21)	(4.59)	—	(7.52)	18.76	(12.80)	272,248	1.10	1.10	1.43	40
10/1/18 to 9/30/19	26.71	0.44	—	3.34	3.78	(0.49)	(3.72)	(4.21)	—	(0.43)	26.28	17.73	373,801	1.09	1.09	1.81	30
10/1/17 to 9/30/18	30.39	0.40	—	0.73	1.13	(0.38)	(4.43)	(4.81)	—	(3.68)	26.71	4.31	437,179	1.08	1.08	1.49	12
Class R6
10/1/22 to 3/31/23(6)	$19.85	0.28	—	1.13	1.41	(0.21)	(1.82)	(2.03)	—	(0.62)	$19.23	7.47%	$ 109,640	0.79%	0.96%	2.85%	20%
10/1/21 to 9/30/22	24.96	0.31	—	(4.16)	(3.85)	(0.37)	(0.89)	(1.26)	—	(5.11)	19.85	(16.57)	97,558	0.80 (7)	0.95	1.21	14
10/1/20 to 9/30/21	18.81	0.20	—	7.26	7.46	(0.57)	(0.74)	(1.31)	—	6.15	24.96	41.15	151,739	0.79	0.94	0.89	14
10/1/19 to 9/30/20	26.30	0.37	—	(3.24)	(2.87)	(0.41)	(4.21)	(4.62)	—	(7.49)	18.81	(12.52)	43,705	0.79	0.96	1.80	40
10/1/18 to 9/30/19	26.72	0.51	—	3.32	3.83	(0.53)	(3.72)	(4.25)	—	(0.42)	26.30	17.94	38,915	0.87 (8)	0.95	2.11	30
10/1/17 to 9/30/18	30.39	0.47	—	0.71	1.18	(0.42)	(4.43)	(4.85)	—	(3.67)	26.72	4.50	26,210	0.93 (8)	0.95	1.75	12

FORT Trend Fund
Class A
10/1/22 to 3/31/23(6)(13)	$13.99	0.13	—	(1.37)	(1.24)	—	—	—	—	(1.24)	$12.75	(8.86) %	$ 84,515	1.60%	1.65%	2.03%	0%
10/1/21 to 9/30/22(13)	14.50	(0.14)	—	(0.37)	(0.51)	—	—	—	—	(0.51)	13.99	(3.52)	99,003	1.61 (7)(11)(12)	1.60	(0.99)	0
10/1/20 to 9/30/21(13)	14.55	(0.22)	—	0.17	(0.05)	—	—	—	—	(0.05)	14.50	(0.34)	108,701	1.60	1.77	(1.53)	0
10/1/19 to 9/30/20(13)	15.16	(0.04)	—	(0.57)	(0.61)	—	—	—	—	(0.61)	14.55	(4.02)	104,017	1.59 (11)	1.59	(0.25)	198
10/1/18 to 9/30/19	15.79	0.03	—	(0.66)	(0.63)	—	—	—	—	(0.63)	15.16	(3.99)	108,998	1.56 (11)	1.56	0.19	228
10/1/17 to 9/30/18	13.60	0.01	—	2.18	2.19	—	—	—	—	2.19	15.79	16.10	109,943	1.56 (11)	1.56	0.08	57
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
54

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
FORT Trend Fund (Continued)
Class C
10/1/22 to 3/31/23(6)(13)	$12.99	0.07	—	(1.27)	(1.20)	—	—	—	—	(1.20)	$11.79	(9.24) %	$ 2,089	2.35%	2.43%	1.17%	0%
10/1/21 to 9/30/22(13)	13.57	(0.26)	—	(0.32)	(0.58)	—	—	—	—	(0.58)	12.99	(4.27)	4,505	2.36 (7)	2.38	(1.92)	0
10/1/20 to 9/30/21(13)	13.73	(0.31)	—	0.15	(0.16)	—	—	—	—	(0.16)	13.57	(1.17)	17,109	2.35	2.53	(2.27)	0
10/1/19 to 9/30/20(13)	14.41	(0.13)	—	(0.55)	(0.68)	—	—	—	—	(0.68)	13.73	(4.72)	61,735	2.34 (11)	2.34	(0.96)	198
10/1/18 to 9/30/19	15.12	(0.08)	—	(0.63)	(0.71)	—	—	—	—	(0.71)	14.41	(4.70)	128,143	2.30 (11)	2.30	(0.57)	228
10/1/17 to 9/30/18	13.11	(0.09)	—	2.10	2.01	—	—	—	—	2.01	15.12	15.33	218,543	2.29 (11)	2.29	(0.65)	57
Class I
10/1/22 to 3/31/23(6)(13)	$14.29	0.15	—	(1.40)	(1.25)	—	—	—	—	(1.25)	$13.04	(8.75) %	$ 18,296	1.35%	1.40%	2.26%	0%
10/1/21 to 9/30/22(13)	14.77	(0.11)	—	(0.37)	(0.48)	—	—	—	—	(0.48)	14.29	(3.25)	23,207	1.36 (7)(11)(12)	1.35	(0.77)	0
10/1/20 to 9/30/21(13)	14.79	(0.19)	—	0.17	(0.02)	—	—	—	—	(0.02)	14.77	(0.14)	29,793	1.35	1.52	(1.28)	0
10/1/19 to 9/30/20(13)	15.37	0.01	—	(0.59)	(0.58)	—	—	—	—	(0.58)	14.79	(3.77)	40,098	1.33 (11)	1.33	0.05	198
10/1/18 to 9/30/19	15.97	0.06	—	(0.66)	(0.60)	—	—	—	—	(0.60)	15.37	(3.76)	73,639	1.31 (11)	1.31	0.42	228
10/1/17 to 9/30/18	13.71	0.05	—	2.21	2.26	—	—	—	—	2.26	15.97	16.48	110,950	1.30 (11)	1.30	0.34	57
Class R6
10/1/22 to 3/31/23(6)(13)	$14.42	0.16	—	(1.41)	(1.25)	—	—	—	—	(1.25)	$13.17	(8.67) %	$ 387	1.26%	1.28%	2.36%	0%
10/1/21 to 9/30/22(13)	14.89	(0.10)	—	(0.37)	(0.47)	—	—	—	—	(0.47)	14.42	(3.16)	452	1.27 (7)(11)(12)	1.26	(0.68)	0
10/1/20 to 9/30/21(13)	14.90	(0.18)	—	0.17	(0.01)	—	—	—	—	(0.01)	14.89	(0.07)	679	1.26	1.43	(1.19)	0
10/1/19 to 9/30/20(13)	15.47	0.01	—	(0.58)	(0.57)	—	—	—	—	(0.57)	14.90	(3.68)	719	1.24 (11)	1.24	0.09	198
10/1/18 to 9/30/19	16.05	0.08	—	(0.66)	(0.58)	—	—	—	—	(0.58)	15.47	(3.61)	602	1.21 (11)	1.21	0.53	228
10/1/17 to 9/30/18	13.77	0.08	—	2.20	2.28	—	—	—	—	2.28	16.05	16.56	625	1.20 (11)	1.20	0.50	57

KAR Developing Markets Fund
Class A
10/1/22 to 3/31/23(6)	$ 6.75	0.03	—	1.09	1.12	(0.06)	—	(0.06)	—	1.06	$ 7.81	16.65%	$ 99	1.55% (8)	3.89%	0.82%	11%
10/1/21 to 9/30/22	9.63	0.04	—	(2.87)	(2.83)	(0.01)	(0.04)	(0.05)	—	(2.88)	6.75	(29.56)	85	1.56 (7)	4.83	0.53	16
6/22/21 (9) to 9/30/21	10.00	— (14)	—	(0.37)	(0.37)	—	—	—	—	(0.37)	9.63	(3.70)	96	1.55	12.33	0.01	5 (10)
Class C
10/1/22 to 3/31/23(6)	$ 6.69	— (14)	—	1.09	1.09	—	—	—	—	1.09	$ 7.78	16.29%	$ 78	2.30% (8)	4.61%	0.07%	11%
10/1/21 to 9/30/22	9.61	(0.02)	—	(2.86)	(2.88)	—	(0.04)	(0.04)	—	(2.92)	6.69	(30.11)	67	2.31 (7)	5.56	(0.25)	16
6/22/21 (9) to 9/30/21	10.00	(0.02)	—	(0.37)	(0.39)	—	—	—	—	(0.39)	9.61	(3.90)	96	2.30	13.08	(0.74)	5 (10)
Class I
10/1/22 to 3/31/23(6)	$ 6.77	0.04	—	1.09	1.13	(0.10)	—	(0.10)	—	1.03	$ 7.80	16.71%	$ 125	1.30% (8)	3.63%	1.06%	11%
10/1/21 to 9/30/22	9.64	0.07	—	(2.88)	(2.81)	(0.02)	(0.04)	(0.06)	—	(2.87)	6.77	(29.38)	80	1.31 (7)	4.53	0.78	16
6/22/21 (9) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	97	1.30	12.08	0.26	5 (10)
Class R6
10/1/22 to 3/31/23(6)	$ 6.77	0.04	—	1.10	1.14	(0.08)	—	(0.08)	—	1.06	$ 7.83	16.91%	$ 2,398	1.23% (8)	3.60%	1.13%	11%
10/1/21 to 9/30/22	9.64	0.07	—	(2.88)	(2.81)	(0.02)	(0.04)	(0.06)	—	(2.87)	6.77	(29.37)	2,189	1.23 (7)	4.53	0.89	16
6/22/21 (9) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	2,603	1.22	12.06	0.34	5 (10)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
55

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Emerging Markets Small-Cap Fund
Class A
10/1/22 to 3/31/23(6)	$11.24	0.02	—	1.59	1.61	—	—	—	—	1.61	$12.85	14.32%	$ 30,770	1.79%	1.80%	0.32%	5%
10/1/21 to 9/30/22	17.61	0.05	—	(5.10)	(5.05)	(0.33)	(0.99)	(1.32)	—	(6.37)	11.24	(30.74)	31,637	1.81 (7)(8)(11)(12)	1.80	0.32	24
10/1/20 to 9/30/21	14.93	(0.02)	—	2.87	2.85	(0.17)	—	(0.17)	—	2.68	17.61	19.15	57,403	1.85 (11)(12)	1.81	(0.11)	19
10/1/19 to 9/30/20	12.10	(0.02)	—	3.08	3.06	(0.23)	—	(0.23)	—	2.83	14.93	25.70	39,799	1.85	1.90	(0.17)	47
10/1/18 to 9/30/19	11.66	0.32	—	0.15	0.47	(0.03)	—	(0.03)	—	0.44	12.10	4.10	27,479	1.86	1.90	2.70	44
10/1/17 to 9/30/18	10.95	0.10	—	0.68	0.78	(0.07)	—	(0.07)	—	0.71	11.66	7.10	4,658	1.85	2.23	0.83	24
Class C
10/1/22 to 3/31/23(6)	$11.09	(0.02)	—	1.56	1.54	—	—	—	—	1.54	$12.63	13.89%	$ 3,793	2.52%	2.55%	(0.35) %	5%
10/1/21 to 9/30/22	17.41	(0.05)	—	(5.06)	(5.11)	(0.22)	(0.99)	(1.21)	—	(6.32)	11.09	(31.27)	1,589	2.56 (7)(8)	2.62	(0.34)	24
10/1/20 to 9/30/21	14.80	(0.14)	—	2.85	2.71	(0.10)	—	(0.10)	—	2.61	17.41	18.33	2,540	2.60 (11)(12)	2.54	(0.79)	19
10/1/19 to 9/30/20	12.03	(0.11)	—	3.05	2.94	(0.17)	—	(0.17)	—	2.77	14.80	24.75	1,208	2.60	2.61	(0.87)	47
10/1/18 to 9/30/19	11.65	0.17	—	0.21	0.38	—	—	—	—	0.38	12.03	3.26	736	2.61	2.62	1.47	44
10/1/17 to 9/30/18	10.96	0.01	—	0.68	0.69	—	—	—	—	0.69	11.65	6.30	358	2.60	2.90	0.08	24
Class I
10/1/22 to 3/31/23(6)	$11.31	0.04	—	1.59	1.63	—	—	—	—	1.63	$12.94	14.50%	$ 222,037	1.50%	1.53%	0.59%	5%
10/1/21 to 9/30/22	17.72	0.09	—	(5.12)	(5.03)	(0.39)	(0.99)	(1.38)	—	(6.41)	11.31	(30.49)	196,191	1.51 (7)(8)	1.55	0.61	24
10/1/20 to 9/30/21	15.01	0.05	—	2.86	2.91	(0.20)	—	(0.20)	—	2.71	17.72	19.49	360,774	1.55 (11)(12)	1.51	0.26	19
10/1/19 to 9/30/20	12.16	0.01	—	3.10	3.11	(0.26)	—	(0.26)	—	2.85	15.01	26.01	180,829	1.60	1.62	0.11	47
10/1/18 to 9/30/19	11.70	0.34	—	0.16	0.50	(0.04)	—	(0.04)	—	0.46	12.16	4.33	85,699	1.61	1.67	2.85	44
10/1/17 to 9/30/18	10.99	0.14	—	0.67	0.81	(0.10)	—	(0.10)	—	0.71	11.70	7.36	28,630	1.60	1.93	1.16	24
Class R6
10/1/22 to 3/31/23(6)	$11.30	0.04	—	1.60	1.64	—	—	—	—	1.64	$12.94	14.51%	$ 1,269	1.40%	1.42%	0.70%	5%
10/1/21 to 9/30/22	17.74	0.13	—	(5.14)	(5.01)	(0.44)	(0.99)	(1.43)	—	(6.44)	11.30	(30.43)	1,101	1.41 (7)(8)	1.45	0.96	24
10/1/20 to 9/30/21	15.01	0.13	—	2.82	2.95	(0.22)	—	(0.22)	—	2.73	17.74	19.71	1,223	1.41 (11)(12)	1.41	0.72	19
10/1/19 to 9/30/20	12.16	0.02	—	3.10	3.12	(0.27)	—	(0.27)	—	2.85	15.01	26.13	125	1.50	1.51	0.17	47
8/1/19 (9) to 9/30/19	12.36	0.03	—	(0.23)	(0.20)	—	—	—	—	(0.20)	12.16	(1.62)	98	1.51 (7)	1.62	1.44	44 (10)

KAR International Small-Mid Cap Fund
Class A
10/1/22 to 3/31/23(6)	$12.53	0.03	—	3.53	3.56	—	—	—	—	3.56	$16.09	28.41%	$ 46,246	1.45%	1.48%	0.34%	4%
10/1/21 to 9/30/22	24.72	0.11	—	(10.47)	(10.36)	(0.44)	(1.39)	(1.83)	—	(12.19)	12.53	(45.16)	42,670	1.44 (7)(11)	1.44	0.55	21
10/1/20 to 9/30/21	19.15	0.04	—	5.74	5.78	(0.16)	(0.05)	(0.21)	— (14)	5.57	24.72	30.29 (15)	100,353	1.53 (8)(11)	1.53	0.18	23
10/1/19 to 9/30/20	16.95	0.02	—	2.51	2.53	(0.33)	—	(0.33)	—	2.20	19.15	14.98	78,101	1.56 (11)	1.56	0.13	48
10/1/18 to 9/30/19	17.15	0.44	—	(0.47)	(0.03)	(0.06)	(0.11)	(0.17)	— (14)	(0.20)	16.95	(0.05) (15)	70,958	1.55 (11)	1.55	2.66	30
10/1/17 to 9/30/18	16.22	0.16	—	1.01	1.17	(0.08)	(0.16)	(0.24)	—	0.93	17.15	7.31	47,909	1.60	1.56	0.92	21
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
56

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR International Small-Mid Cap Fund (Continued)
Class C
10/1/22 to 3/31/23(6)	$12.26	(0.03)	—	3.45	3.42	—	—	—	—	3.42	$15.68	27.90%	$ 19,861	2.20%	2.25%	(0.41) %	4%
10/1/21 to 9/30/22	24.23	(0.03)	—	(10.28)	(10.31)	(0.27)	(1.39)	(1.66)	—	(11.97)	12.26	(45.57)	18,430	2.20 (7)(11)	2.20	(0.18)	21
10/1/20 to 9/30/21	18.78	(0.13)	—	5.65	5.52	(0.02)	(0.05)	(0.07)	— (14)	5.45	24.23	29.43 (15)	42,388	2.25 (8)	2.25	(0.55)	23
10/1/19 to 9/30/20	16.64	(0.11)	—	2.45	2.34	(0.20)	—	(0.20)	—	2.14	18.78	14.07	33,524	2.27 (11)	2.27	(0.65)	48
10/1/18 to 9/30/19	16.89	0.32	—	(0.46)	(0.14)	—	(0.11)	(0.11)	— (14)	(0.25)	16.64	(0.78) (15)	37,210	2.29 (11)	2.29	1.93	30
10/1/17 to 9/30/18	16.04	0.03	—	1.02	1.05	(0.04)	(0.16)	(0.20)	—	0.85	16.89	6.60	35,966	2.31 (11)	2.27	0.18	21
Class I
10/1/22 to 3/31/23(6)	$12.58	0.04	—	3.56	3.60	—	—	—	—	3.60	$16.18	28.62%	$ 936,623	1.20%	1.25%	0.59%	4%
10/1/21 to 9/30/22	24.86	0.15	—	(10.51)	(10.36)	(0.53)	(1.39)	(1.92)	—	(12.28)	12.58	(45.04)	927,917	1.19 (7)(11)	1.19	0.76	21
10/1/20 to 9/30/21	19.25	0.12	—	5.76	5.88	(0.22)	(0.05)	(0.27)	— (14)	5.61	24.86	30.69 (15)	2,685,996	1.24 (8)(11)	1.24	0.49	23
10/1/19 to 9/30/20	17.03	0.06	—	2.53	2.59	(0.37)	—	(0.37)	—	2.22	19.25	15.28	1,705,562	1.28 (11)	1.28	0.35	48
10/1/18 to 9/30/19	17.24	0.50	—	(0.49)	0.01	(0.11)	(0.11)	(0.22)	— (14)	(0.21)	17.03	0.18 (15)	1,372,552	1.30 (11)	1.30	2.96	30
10/1/17 to 9/30/18	16.28	0.21	—	1.01	1.22	(0.10)	(0.16)	(0.26)	—	0.96	17.24	7.58	773,571	1.35	1.29	1.20	21
Class R6
10/1/22 to 3/31/23(6)	$12.60	0.05	—	3.56	3.61	—	—	—	—	3.61	$16.21	28.65%	$ 79,939	1.10%	1.11%	0.67%	4%
10/1/21 to 9/30/22	24.89	0.17	—	(10.52)	(10.35)	(0.55)	(1.39)	(1.94)	—	(12.29)	12.60	(44.97)	80,462	1.09 (7)(11)	1.09	0.86	21
10/1/20 to 9/30/21	19.27	0.16	—	5.75	5.91	(0.24)	(0.05)	(0.29)	— (14)	5.62	24.89	30.82 (15)	277,279	1.15 (8)(11)	1.15	0.65	23
10/1/19 to 9/30/20	17.05	0.11	—	2.50	2.61	(0.39)	—	(0.39)	—	2.22	19.27	15.35	75,086	1.18 (11)	1.18	0.65	48
10/1/18 to 9/30/19	17.26	0.43	—	(0.41)	0.02	(0.12)	(0.11)	(0.23)	— (14)	(0.21)	17.05	0.24 (15)	40,866	1.19 (11)	1.19	2.60	30
10/1/17 to 9/30/18	16.28	0.18	—	1.07	1.25	(0.11)	(0.16)	(0.27)	—	0.98	17.26	7.74	72,151	1.21 (11)	1.20	1.06	21

Vontobel Emerging Markets Opportunities Fund
Class A
10/1/22 to 3/31/23(6)	$ 7.05	0.01	—	0.38	0.39	—	—	—	—	0.39	$ 7.44	5.53%	$ 177,903	1.63%	1.63%	0.29%	32%
10/1/21 to 9/30/22	11.91	0.02	—	(2.55)	(2.53)	(0.10)	(2.23)	(2.33)	—	(4.86)	7.05	(26.30)	193,151	1.58 (7)	1.58	0.18	54
10/1/20 to 9/30/21	11.01	(0.04)	—	0.99	0.95	(0.05)	—	(0.05)	—	0.90	11.91	8.58	362,477	1.54	1.54	(0.33)	67
10/1/19 to 9/30/20	10.65	0.01	—	0.55	0.56	(0.16)	(0.04)	(0.20)	—	0.36	11.01	5.22	369,053	1.57	1.57	0.07	55
10/1/18 to 9/30/19	10.44	0.12	—	0.42	0.54	(0.06)	(0.27)	(0.33)	—	0.21	10.65	5.64	479,456	1.57	1.57	1.20	30
10/1/17 to 9/30/18	11.11	0.06	—	(0.71)	(0.65)	(0.02)	—	(0.02)	—	(0.67)	10.44	(5.83)	550,117	1.58	1.58	0.54	38
Class C
10/1/22 to 3/31/23(6)	$ 6.68	(0.01)	—	0.36	0.35	—	—	—	—	0.35	$ 7.03	5.24%	$ 23,776	2.32%	2.32%	(0.43) %	32%
10/1/21 to 9/30/22	11.46	(0.05)	—	(2.42)	(2.47)	(0.08)	(2.23)	(2.31)	—	(4.78)	6.68	(26.85)	31,378	2.28 (7)	2.28	(0.55)	54
10/1/20 to 9/30/21	10.62	(0.13)	—	0.97	0.84	—	—	—	—	0.84	11.46	7.91	72,832	2.22	2.22	(1.06)	67
10/1/19 to 9/30/20	10.27	(0.06)	—	0.52	0.46	(0.07)	(0.04)	(0.11)	—	0.35	10.62	4.49	99,139	2.25	2.25	(0.61)	55
10/1/18 to 9/30/19	10.08	0.04	—	0.42	0.46	—	(0.27)	(0.27)	—	0.19	10.27	4.93	135,668	2.25	2.25	0.41	30
10/1/17 to 9/30/18	10.77	(0.01)	—	(0.68)	(0.69)	—	—	—	—	(0.69)	10.08	(6.41)	182,813	2.25	2.25	(0.12)	38
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
57

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Vontobel Emerging Markets Opportunities Fund (Continued)
Class I
10/1/22 to 3/31/23(6)	$ 7.40	0.02	—	0.40	0.42	—	—	—	—	0.42	$ 7.82	5.68%	$1,442,410	1.30%	1.30%	0.60%	32%
10/1/21 to 9/30/22	12.35	0.04	—	(2.65)	(2.61)	(0.11)	(2.23)	(2.34)	—	(4.95)	7.40	(26.00)	1,572,456	1.24 (7)	1.24	0.46	54
10/1/20 to 9/30/21	11.41	— (14)	—	1.02	1.02	(0.08)	—	(0.08)	—	0.94	12.35	8.93	4,124,645	1.23	1.23	(0.03)	67
10/1/19 to 9/30/20	11.03	0.04	—	0.58	0.62	(0.20)	(0.04)	(0.24)	—	0.38	11.41	5.57	5,178,655	1.26	1.26	0.38	55
10/1/18 to 9/30/19	10.82	0.17	—	0.42	0.59	(0.11)	(0.27)	(0.38)	—	0.21	11.03	5.91	6,228,010	1.25	1.25	1.56	30
10/1/17 to 9/30/18	11.49	0.11	—	(0.73)	(0.62)	(0.05)	—	(0.05)	—	(0.67)	10.82	(5.46)	6,434,732	1.23	1.23	0.91	38
Class R6
10/1/22 to 3/31/23(6)	$ 7.45	0.04	—	0.40	0.44	—	—	—	—	0.44	$ 7.89	5.91%	$ 87,904	0.98%	1.17%	0.93%	32%
10/1/21 to 9/30/22	12.40	0.07	—	(2.67)	(2.60)	(0.12)	(2.23)	(2.35)	—	(4.95)	7.45	(25.82)	99,619	1.00 (7)	1.16	0.74	54
10/1/20 to 9/30/21	11.44	0.03	—	1.03	1.06	(0.10)	—	(0.10)	—	0.96	12.40	9.21	204,006	0.98	1.13	0.23	67
10/1/19 to 9/30/20	11.04	0.06	—	0.59	0.65	(0.21)	(0.04)	(0.25)	—	0.40	11.44	5.86	200,523	0.98	1.15	0.59	55
10/1/18 to 9/30/19	10.82	0.19	—	0.42	0.61	(0.12)	(0.27)	(0.39)	—	0.22	11.04	6.11	119,946	1.03 (8)	1.13	1.80	30
10/1/17 to 9/30/18	11.48	0.12	—	(0.73)	(0.61)	(0.05)	—	(0.05)	—	(0.66)	10.82	(5.34)	125,809	1.15	1.15	1.01	38

Vontobel Foreign Opportunities Fund
Class A
10/1/22 to 3/31/23(6)	$20.49	(0.05)	—	4.72	4.67	—	(0.01)	(0.01)	—	4.66	$25.15	22.80%	$ 147,453	1.39%	1.41%	(0.40) %	33%
10/1/21 to 9/30/22	34.97	(0.12)	—	(7.42)	(7.54)	—	(6.94)	(6.94)	—	(14.48)	20.49	(27.20)	132,361	1.40 (7)(11)(12)	1.40	(0.46)	57
10/1/20 to 9/30/21	31.75	(0.15)	—	5.63	5.48	—	(2.26)	(2.26)	—	3.22	34.97	17.95	204,395	1.39	1.40	(0.43)	81
10/1/19 to 9/30/20	30.44	(0.10)	—	3.64	3.54	(0.09)	(2.14)	(2.23)	—	1.31	31.75	12.02	176,146	1.39	1.43	(0.35)	63
10/1/18 to 9/30/19	34.62	0.11	—	1.25	1.36	(0.15)	(5.39)	(5.54)	—	(4.18)	30.44	7.08	186,206	1.40 (8)	1.44	0.38	64
10/1/17 to 9/30/18	33.95	0.10	—	0.64	0.74	(0.07)	—	(0.07)	—	0.67	34.62	2.17	211,755	1.43	1.43	0.27	39
Class C
10/1/22 to 3/31/23(6)	$19.22	(0.12)	—	4.43	4.31	—	(0.01)	(0.01)	—	4.30	$23.52	22.44%	$ 6,568	2.05%	2.17%	(1.07) %	33%
10/1/21 to 9/30/22	33.41	(0.30)	—	(6.95)	(7.25)	—	(6.94)	(6.94)	—	(14.19)	19.22	(27.68)	6,744	2.06 (7)	2.14	(1.18)	57
10/1/20 to 9/30/21	30.62	(0.37)	—	5.42	5.05	—	(2.26)	(2.26)	—	2.79	33.41	17.16	18,014	2.05	2.12	(1.17)	81
10/1/19 to 9/30/20	29.54	(0.29)	—	3.51	3.22	—	(2.14)	(2.14)	—	1.08	30.62	11.26	30,294	2.05	2.12	(1.01)	63
10/1/18 to 9/30/19	33.83	(0.10)	—	1.23	1.13	(0.03)	(5.39)	(5.42)	—	(4.29)	29.54	6.40	41,638	2.07 (8)	2.13	(0.34)	64
10/1/17 to 9/30/18	33.34	(0.14)	—	0.63	0.49	—	—	—	—	0.49	33.83	1.47	75,379	2.10	2.10	(0.41)	39
Class I
10/1/22 to 3/31/23(6)	$20.58	(0.01)	—	4.75	4.74	—	(0.01)	(0.01)	—	4.73	$25.31	23.04%	$ 477,640	1.07%	1.17%	(0.08) %	33%
10/1/21 to 9/30/22	35.00	(0.04)	—	(7.44)	(7.48)	—	(6.94)	(6.94)	—	(14.42)	20.58	(26.97)	440,340	1.08 (7)	1.14	(0.16)	57
10/1/20 to 9/30/21	31.74	(0.04)	—	5.62	5.58	(0.06)	(2.26)	(2.32)	—	3.26	35.00	18.32	803,474	1.07	1.11	(0.12)	81
10/1/19 to 9/30/20	30.43	— (14)	—	3.63	3.63	(0.18)	(2.14)	(2.32)	—	1.31	31.74	12.37	784,711	1.07	1.13	(0.02)	63
10/1/18 to 9/30/19	34.70	0.20	—	1.24	1.44	(0.32)	(5.39)	(5.71)	—	(4.27)	30.43	7.43	761,809	1.08 (8)	1.13	0.68	64
10/1/17 to 9/30/18	34.03	0.20	—	0.65	0.85	(0.18)	—	(0.18)	—	0.67	34.70	2.48	984,802	1.12	1.12	0.57	39
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
58

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Vontobel Foreign Opportunities Fund (Continued)
Class R6
10/1/22 to 3/31/23(6)	$20.63	— (14)	—	4.76	4.76	—	(0.01)	(0.01)	—	4.75	$25.38	23.08%	$ 51,336	0.95%	1.06%	0.03%	33%
10/1/21 to 9/30/22	35.03	— (14)	—	(7.46)	(7.46)	—	(6.94)	(6.94)	—	(14.40)	20.63	(26.88)	49,057	0.97 (7)	1.06	— (16)	57
10/1/20 to 9/30/21	31.76	(0.01)	—	5.63	5.62	(0.09)	(2.26)	(2.35)	—	3.27	35.03	18.44	66,705	0.95	1.03	(0.03)	81
10/1/19 to 9/30/20	30.44	0.03	—	3.64	3.67	(0.21)	(2.14)	(2.35)	—	1.32	31.76	12.49	84,764	0.95	1.04	0.11	63
10/1/18 to 9/30/19	34.72	0.29	—	1.18	1.47	(0.36)	(5.39)	(5.75)	—	(4.28)	30.44	7.57	69,198	0.96 (8)	1.04	0.97	64
10/1/17 to 9/30/18	34.06	0.23	—	0.64	0.87	(0.21)	—	(0.21)	—	0.66	34.72	2.55	33,573	1.03	1.03	0.66	39

Vontobel Global Opportunities Fund
Class A
10/1/22 to 3/31/23(6)	$13.53	(0.02)	—	2.54	2.52	—	(1.46)	(1.46)	—	1.06	$14.59	19.43%	$ 96,493	1.36%	1.41%	(0.32) %	21%
10/1/21 to 9/30/22	21.43	(0.06)	—	(4.06)	(4.12)	(0.28)	(3.50)	(3.78)	—	(7.90)	13.53	(24.10)	87,009	1.37 (7)	1.40	(0.32)	33
10/1/20 to 9/30/21	18.63	(0.09)	—	3.31	3.22	—	(0.42)	(0.42)	—	2.80	21.43	17.47	130,814	1.36	1.39	(0.43)	49
10/1/19 to 9/30/20	16.37	(0.05)	—	2.65	2.60	—	(0.34)	(0.34)	—	2.26	18.63	16.03	111,264	1.36	1.41	(0.28)	48
10/1/18 to 9/30/19	17.02	0.02	—	0.97	0.99	— (14)	(1.64)	(1.64)	—	(0.65)	16.37	7.62	99,951	1.37 (8)	1.40	0.11	35
10/1/17 to 9/30/18	16.22	0.02	—	1.68	1.70	— (14)	(0.90)	(0.90)	—	0.80	17.02	10.80	104,081	1.40 (11)	1.40	0.12	38
Class C
10/1/22 to 3/31/23(6)	$10.38	(0.06)	—	1.93	1.87	—	(1.46)	(1.46)	—	0.41	$10.79	19.03%	$ 7,984	2.11%	2.19%	(1.08) %	21%
10/1/21 to 9/30/22	17.37	(0.15)	—	(3.09)	(3.24)	(0.25)	(3.50)	(3.75)	—	(6.99)	10.38	(24.71)	8,393	2.12 (7)	2.15	(1.10)	33
10/1/20 to 9/30/21	15.28	(0.20)	—	2.71	2.51	—	(0.42)	(0.42)	—	2.09	17.37	16.64	19,745	2.11	2.13	(1.21)	49
10/1/19 to 9/30/20	13.58	(0.14)	—	2.18	2.04	—	(0.34)	(0.34)	—	1.70	15.28	15.19	25,626	2.11	2.13	(1.03)	48
10/1/18 to 9/30/19	14.51	(0.08)	—	0.79	0.71	—	(1.64)	(1.64)	—	(0.93)	13.58	6.89	28,147	2.12 (8)	2.16	(0.64)	35
10/1/17 to 9/30/18	14.06	(0.09)	—	1.44	1.35	—	(0.90)	(0.90)	—	0.45	14.51	9.92	32,003	2.16 (11)	2.16	(0.61)	38
Class I
10/1/22 to 3/31/23(6)	$13.63	— (14)	—	2.57	2.57	—	(1.46)	(1.46)	—	1.11	$14.74	19.66%	$ 94,737	1.09%	1.18%	(0.07) %	21%
10/1/21 to 9/30/22	21.53	(0.01)	—	(4.10)	(4.11)	(0.29)	(3.50)	(3.79)	—	(7.90)	13.63	(23.93)	96,319	1.10 (7)	1.16	(0.07)	33
10/1/20 to 9/30/21	18.67	(0.03)	—	3.31	3.28	—	(0.42)	(0.42)	—	2.86	21.53	17.76	178,017	1.09	1.13	(0.16)	49
10/1/19 to 9/30/20	16.39	— (14)	—	2.66	2.66	(0.04)	(0.34)	(0.38)	—	2.28	18.67	16.41	153,902	1.09	1.17	(0.02)	48
10/1/18 to 9/30/19	17.02	0.06	—	0.99	1.05	(0.04)	(1.64)	(1.68)	—	(0.63)	16.39	7.98	124,340	1.10 (8)	1.17	0.41	35
10/1/17 to 9/30/18	16.23	0.07	—	1.67	1.74	(0.05)	(0.90)	(0.95)	—	0.79	17.02	11.07	81,090	1.16 (11)	1.16	0.43	38
Class R6
10/1/22 to 3/31/23(6)	$13.72	0.01	—	2.59	2.60	—	(1.46)	(1.46)	—	1.14	$14.86	19.76%	$ 68,155	0.91%	1.08%	0.15%	21%
10/1/21 to 9/30/22	21.63	0.02	—	(4.12)	(4.10)	(0.31)	(3.50)	(3.81)	—	(7.91)	13.72	(23.80)	56,389	0.91 (7)	1.07	0.11	33
10/1/20 to 9/30/21	18.72	— (14)	—	3.33	3.33	—	(0.42)	(0.42)	—	2.91	21.63	17.98	89,295	0.90	1.05	0.02	49
10/1/19 to 9/30/20	16.42	0.03	—	2.66	2.69	(0.05)	(0.34)	(0.39)	—	2.30	18.72	16.59	89,980	0.90	1.08	0.18	48
10/1/18 to 9/30/19	17.03	0.13	—	0.94	1.07	(0.04)	(1.64)	(1.68)	—	(0.61)	16.42	8.19	65,704	0.90 (8)	1.08	0.80	35
1/30/18 (9) to 9/30/18	17.27	0.06	—	(0.30)	(0.24)	—	—	—	—	(0.24)	17.03	1.39	425	1.11 (11)	1.11	0.56	38 (10)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
59

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Vontobel Greater European Opportunities Fund
Class A
10/1/22 to 3/31/23(6)	$ 8.86	(0.04)	—	2.31	2.27	—	—	—	—	2.27	$11.13	25.62%	$ 2,499	1.43% (7)(8)	2.43%	(0.78) %	22%
10/1/21 to 9/30/22	13.04	(0.01)	—	(3.63)	(3.64)	(0.02)	(0.52)	(0.54)	—	(4.18)	8.86	(29.21)	2,023	1.41 (7)	2.19	(0.12)	29
10/1/20 to 9/30/21	11.24	(0.01)	—	2.36	2.35	—	(0.55)	(0.55)	—	1.80	13.04	21.44	2,853	1.41 (8)	2.34	(0.11)	33
10/1/19 to 9/30/20	11.55	(0.02)	—	1.09	1.07	(0.06)	(1.32)	(1.38)	—	(0.31)	11.24	9.82	1,486	1.45	3.58	(0.19)	51
10/1/18 to 9/30/19	15.62	0.07	—	(0.38)	(0.31)	(0.14)	(3.62)	(3.76)	—	(4.07)	11.55	2.14	1,378	1.45	2.99	0.62	16
10/1/17 to 9/30/18	17.62	0.13	—	(0.16)	(0.03)	(0.24)	(1.73)	(1.97)	—	(2.00)	15.62	(0.49)	3,283	1.45	2.20	0.77	22
Class C
10/1/22 to 3/31/23(6)	$ 8.41	(0.07)	—	2.18	2.11	—	—	—	—	2.11	$10.52	25.09%	$ 258	2.18% (7)(8)	3.11%	(1.53) %	22%
10/1/21 to 9/30/22	12.47	(0.10)	—	(3.44)	(3.54)	—	(0.52)	(0.52)	—	(4.06)	8.41	(29.72)	207	2.16 (7)	2.86	(0.89)	29
10/1/20 to 9/30/21	10.85	(0.11)	—	2.28	2.17	—	(0.55)	(0.55)	—	1.62	12.47	20.52	386	2.16 (8)	3.06	(0.95)	33
10/1/19 to 9/30/20	11.21	(0.09)	—	1.05	0.96	—	(1.32)	(1.32)	—	(0.36)	10.85	9.01	430	2.20	4.31	(0.91)	51
10/1/18 to 9/30/19	15.22	(0.04)	—	(0.35)	(0.39)	—	(3.62)	(3.62)	—	(4.01)	11.21	1.34	579	2.20	3.73	(0.32)	16
10/1/17 to 9/30/18	17.22	0.01	—	(0.15)	(0.14)	(0.13)	(1.73)	(1.86)	—	(2.00)	15.22	(1.17)	1,827	2.20	2.92	0.07	22
Class I
10/1/22 to 3/31/23(6)	$ 8.89	(0.03)	—	2.32	2.29	—	—	—	—	2.29	$11.18	25.76%	$ 4,231	1.18% (7)(8)	2.15%	(0.52) %	22%
10/1/21 to 9/30/22	13.06	0.01	—	(3.62)	(3.61)	(0.04)	(0.52)	(0.56)	—	(4.17)	8.89	(29.00)	3,932	1.16 (7)	1.92	0.12	29
10/1/20 to 9/30/21	11.23	0.01	—	2.37	2.38	—	(0.55)	(0.55)	—	1.83	13.06	21.74	6,561	1.16 (8)	2.05	0.12	33
10/1/19 to 9/30/20	11.55	0.01	—	1.09	1.10	(0.10)	(1.32)	(1.42)	—	(0.32)	11.23	10.06	2,562	1.20	3.31	0.12	51
10/1/18 to 9/30/19	15.65	0.12	—	(0.41)	(0.29)	(0.19)	(3.62)	(3.81)	—	(4.10)	11.55	2.36	2,280	1.20	2.72	1.00	16
10/1/17 to 9/30/18	17.65	0.12	—	(0.10)	0.02	(0.29)	(1.73)	(2.02)	—	(2.00)	15.65	(0.19)	2,626	1.20	1.89	0.75	22

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Inception date.
(10)	Portfolio turnover is representative of the Fund for the entire period.
(11)	The share class is currently under its expense limitation.
(12)	See 4D in the Notes to Financial statements for information on recapture of expenses previously reimbursed and/or waived.
(13)	Consolidated Financial Highlights.
(14)	Amount is less than $0.005 per share.
(15)	Payment from affiliate had no impact on total return.
(16)	Amount is less than 0.005%.
See Notes to Financial Statements
60

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2023
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 26 funds of the Trust are offered for sale, of which 13 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds except the Duff & Phelps Real Asset Fund and KAR Developing Markets Fund are diversified.
The Duff & Phelps Real Asset Fund is a fund of funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Duff & Phelps Global Infrastructure Fund	Capital appreciation and current income.
Duff & Phelps Global Real Estate Securities Fund	Long-term capital appreciation, with a secondary investment objective of income.
Duff & Phelps International Real Estate Securities Fund	Long-term capital appreciation, with a secondary investment objective of income.
Duff & Phelps Real Asset Fund	Long-term capital appreciation.
Duff & Phelps Real Estate Securities Fund	Capital appreciation and income with approximately equal emphasis.
FORT Trend Fund	Long-term capital appreciation.
KAR Developing Markets Fund	Capital appreciation.
KAR Emerging Markets Small-Cap Fund	Capital appreciation.
KAR International Small-Mid Cap Fund	Capital appreciation.
Vontobel Emerging Markets Opportunities Fund	Capital appreciation.
Vontobel Foreign Opportunities Fund	Long-term capital appreciation.
Vontobel Global Opportunities Fund	Capital appreciation.
Vontobel Greater European Opportunities Fund	Long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, and Class I shares. All of the Funds with the exception of the Duff & Phelps International Real Estate Securities Fund and Vontobel Greater European Opportunities Fund also offer Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Basis of Consolidation
The accompanying consolidated financial statements of FORT Trend Fund include the account of VATS Offshore Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of FORT Trend Fund and is organized as a company under the laws of the Cayman Islands and primarily invests in commodity-related instruments. The Subsidiary is not registered under the 1940 Act. The Subsidiary enables FORT Trend Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. FORT Trend Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2023 were $17,055 and 16% of FORT Trend Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to FORT Trend Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.
B.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
     •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
D.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made. The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the FORT Trend Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the FORT Trend Fund in the current period nor carried forward to offset taxable income in future periods.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
E.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
F.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the
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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2023, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Vontobel Foreign Opportunities Fund	$ 327	$ 327	$ —
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of March 31, 2023 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Vontobel Foreign Opportunities Fund	Money Market Mutual Fund	$341
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the six months ended March 31, 2023, FORT Trend Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after the Fund’s Consolidated Schedule of Investments. Cash deposited as margin is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
The following is a summary of derivative instruments categorized by primary risk exposure, as presented in the Statements of Assets and Liabilities at March 31, 2023:
Statement Line Description	Primary Risk	FORT Trend Fund
Asset Derivatives
Variation margin receivable on futures contracts(1)	Commodity contracts	$ 120
Variation margin receivable on futures contracts(1)	Equity contracts	491
Variation margin receivable on futures contracts(1)	Foreign currency contracts	265
Variation margin receivable on futures contracts(1)	Interest rate contracts	600
Total		$1,476
Liability Derivatives
Variation margin receivable on futures contracts(1)	Commodity contracts	$ (408)
Variation margin receivable on futures contracts(1)	Equity contracts	(4)
Variation margin receivable on futures contracts(1)	Foreign currency contracts	(63)
Variation margin receivable on futures contracts(1)	Interest rate contracts	(176)
Total		$ (651)

(1)	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the six months ended March 31, 2023:
Statement Line Description	Primary Risk	FORT Trend Fund
Net Realized Gain (Loss) from
Futures (1)	Commodity contracts	$ (4,640)
Futures (1)	Equity contracts	(1,379)
Futures (1)	Foreign currency contracts	(1,245)
Futures (1)	Interest rate contracts	1,718
Total		$ (5,546)
Net Change in Unrealized Appreciation (Depreciation) on
Futures (2)	Commodity contracts	$ (726)
Futures (2)	Equity contracts	61
Futures (2)	Foreign currency contracts	(53)
Futures (2)	Interest rate contracts	(6,023)
Total		$ (6,741)
(1)Included in net realized gain (loss) from futures within the Consolidated Statement of Operations.
(2)Included in net change in unrealized appreciation (depreciation) from futures within the Consolidated Statement of Operations.
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months ended March 31, 2023.
FORT Trend Fund
Futures Contracts - Long Positions(1)	$ 202
Futures Contracts - Short Positions(1)	3,879
(1) Average unrealized for the period.
B.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded futures, generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
65

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
C.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the FORT Trend Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of March 31, 2023:

At March 31, 2023, the Fund’s derivative assets and liabilities (by type) are as follows:
FORT Trend Fund
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$ 293
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$ 293
Derivatives not subject to a MNA or similar agreement	—	(293)
Total assets and liabilities subject to a MNA	$—	$ —
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. is the investment adviser to the Funds, with the exception of the FORT Trend Fund, which is advised by Virtus Alternative Investment Advisers, Inc. (each an “Adviser” and collectively, the “Advisers”). Each Adviser is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”). Each Adviser manages the applicable Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
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March 31, 2023
As compensation for its services to the Funds, the applicable Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of each Fund:

	First $1 Billion	$1+ Billion
FORT Trend Fund	1.00%	0.95%
KAR Developing Markets Fund	1.00	0.95
KAR Emerging Markets Small-Cap Fund	1.20	1.15
Vontobel Emerging Markets Opportunities Fund	1.00	0.95
Vontobel Greater European Opportunities Fund	0.85	0.80
	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps International Real Estate Securities Fund	1.00	0.95	0.90
Duff & Phelps Real Estate Securities Fund	0.75	0.70	0.65
Vontobel Global Opportunities Fund	0.85	0.80	0.75
	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Vontobel Foreign Opportunities Fund	0.85%	0.80%	0.75%
	First $3 billion	$3+ Billion
KAR International Small-Mid Cap Fund	0.90%	0.85%
Duff & Phelps Real Asset Fund – the Adviser does not charge an advisory fee.
For FORT Trend Fund, the assets of the Subsidiary are excluded from the assets on which the above-described management fee is calculated. However, under the terms of a separate investment advisory agreement, the Subsidiary pays the applicable Adviser an investment management fee calculated on the value of the Subsidiary’s average daily net assets at the same annual rates.
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the applicable Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
Duff & Phelps Global Infrastructure Fund	DPIM(1)
Duff & Phelps Global Real Estate Securities Fund	DPIM(1)
Duff & Phelps International Real Estate Securities Fund	DPIM(1)
Duff & Phelps Real Asset Fund	DPIM(1)
Duff & Phelps Real Estate Securities Fund	DPIM(1)
FORT Trend Fund	FORT(2)
KAR Developing Markets Fund	KAR(3)
KAR Emerging Markets Small-Cap Fund	KAR(3)
KAR International Small-Mid Cap Fund	KAR(3)
Vontobel Emerging Markets Opportunities Fund	Vontobel(4)
Vontobel Foreign Opportunities Fund	Vontobel(4)
Vontobel Global Opportunities Fund	Vontobel(4)
Vontobel Greater European Opportunities Fund	Vontobel(4)
(1)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)	FORT Investment Management LP (“FORT”).
(3)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Vontobel Asset Management, Inc. (“Vontobel”).
C.	Expense Limitations
Each Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2024.
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March 31, 2023
Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Global Infrastructure Fund	N/A	N/A	N/A	0.85%
Duff & Phelps Global Real Estate Securities Fund	1.40%	2.15%	1.15%	0.89
Duff & Phelps International Real Estate Securities Fund	1.50	2.25	1.25	N/A
Duff & Phelps Real Asset Fund	0.50 (1)	1.25 (1)	0.25 (1)	0.20
Duff & Phelps Real Estate Securities Fund	N/A	N/A	N/A	0.79
FORT Trend Fund	1.60	2.35	1.35	1.26
KAR Developing Markets Fund	1.50 (2)	2.25 (2)	1.25 (2)	1.20 (2)
KAR Emerging Markets Small-Cap Fund	1.79	2.53	1.50	1.40
KAR International Small-Mid Cap Fund	1.45	2.20	1.20	1.10
Vontobel Emerging Markets Opportunities Fund	N/A	N/A	N/A	0.98
Vontobel Foreign Opportunities Fund	1.39	2.05	1.07	0.95
Vontobel Global Opportunities Fund	1.36	2.11	1.09	0.90
Vontobel Greater European Opportunities Fund	1.35 (3)	2.10 (3)	1.10 (3)	N/A
(1)	Effective January 1, 2023.
(2)	Effective January 1, 2023. For the period October 1, 2022 through December 31, 2022, the expense caps were as follows for Class A shares, Class C shares, Class I shares and Class R6 shares, respectively: 1.55%, 2.30%, 1.30% and 1.22%.
(3)	Effective January 1, 2023. For the period October 1, 2022 through December 31, 2022, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively: 1.40%, 2.15%, and 1.15%.

The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, each Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending March 31:

	Expiration
Fund	2023	2024	2025	2026	Total
Duff & Phelps Global Infrastructure Fund
Class R6	$ 6	$ 6	$ 7	$ 4	$ 23
Duff & Phelps Global Real Estate Securities Fund
Class A	151	296	303	154	904
Class C	2	2	— (1)	1	5
Class I	10	34	58	39	141
Class R6	43	100	137	66	346
Duff & Phelps International Real Estate Securities Fund
Class A	3	7	6	3	19
Class C	1	1	1	— (1)	3
Class I	63	72	69	37	241
Duff & Phelps Real Asset Fund
Class A	—	—	—	13	13
Class C	—	—	—	1	1
Class I	—	—	—	10	10
Class R6	—	—	— (1)	— (1)	— (1)
Duff & Phelps Real Estate Securities Fund
Class R6	37	193	204	90	524
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	Expiration
Fund	2023	2024	2025	2026	Total
FORT Trend Fund
Class A	$ —	$ 8	$ 8	$ 19	$ 35
Class C	—	16	4	1	21
Class I	—	6	2	5	13
Class R6	—	— (1)	— (1)	— (1)	— (1)
KAR Developing Markets Fund
Class A	—	3	3	1	7
Class C	—	3	3	1	7
Class I	—	3	3	1	7
Class R6	—	80	81	29	190
KAR Emerging Markets Small-Cap Fund
Class A	—	—	—	2	2
Class C	—	—	1	1	2
Class I	—	—	113	42	155
Class R6	—	—	1	— (1)	1
KAR International Small-Mid Cap Fund
Class A	—	—	—	8	8
Class C	—	—	— (1)	5	5
Class I	—	—	—	227	227
Class R6	—	—	—	5	5
Vontobel Emerging Markets Opportunities Fund
Class R6	158	343	226	91	818
Vontobel Foreign Opportunities Fund
Class A	48	25	9	19	101
Class C	14	18	10	4	46
Class I	243	343	376	231	1,193
Class R6	41	62	60	27	190
Vontobel Global Opportunities Fund
Class A	41	38	29	23	131
Class C	2	6	4	3	15
Class I	73	78	71	41	263
Class R6	85	136	117	56	394
Vontobel Greater European Opportunities Fund
Class A	17	20	20	12	69
Class C	6	4	2	1	13
Class I	28	50	42	20	140
(1)	Amount is less than $500.
During the six months ended March 31, 2023, each Adviser recaptured expenses previously waived for the following Fund:
Fund	Class A	Class C	Class I	Total
KAR Emerging Markets Small-Cap Fund	$— (1)	$— (1)	$2	$ 2
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended March 31, 2023, it retained net commissions of $12 for Class A shares and CDSC of $6 and $1 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
(2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended March 31, 2023, the Funds incurred administration fees totaling $2,382 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended March 31, 2023, the Funds incurred transfer agent fees totaling $1,067 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At March 31, 2023, Virtus and its affiliates held shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Developing Markets Fund
Class A	10,000	$ 78
Class C	10,000	78
Class I	10,000	78
Class R6	305,906	2,395
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended March 31, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
A summary of the Duff & Phelps Real Asset Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the six months ended March 31, 2023, is as follows:

	Value, beginning of period	Purchases (2)	Sales proceeds(3)	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Dividend income	Distributions of realized gains
Duff & Phelps Real Asset Fund
Affiliated Mutual Funds—68.1%
Equity Funds—63.5%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	$ 4,782	$491	$ 220	$ (23)	$ (—)(4)	$ 5,030	357,785	$ 64	$428
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6	4,517	65	170	(39)	376	4,749	156,107	65	—
Virtus Duff & Phelps Select MLP and Energy Fund Class I	3,771	—	782	215	60	3,264	295,384	(12) (5)	—
Fixed Income Fund—4.6%
Virtus Newfleet Senior Floating Rate Fund Class R6	1,113	38	225	5	17	948	110,476	37	—
Total	$14,183	$594	$1,397	$158	$453	$13,991		$154	$428
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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the Funds’ total long-term and short-term purchases and sales of the securities of affiliated issuers during the six months ended March 31, 2023, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Emerging Markets Small-Cap Fund
Common Stocks—5.7%
Tegma Gestao Logistica S.A.(6)	$14,162	$—	$2,891	$(372)	$ 161	$ —	—	$312	$—
Union Auction PCL	8,843	—	375	(90)	1,920	10,298	33,162,000	—	—
Vasta Platform Ltd.(7)	7,305	—	—	—	(2,838)	4,467	1,391,515	—	—
Total	$30,310	$—	$3,266	$(462)	$ (757)	$14,765		$312	$—

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR International Small-Mid Cap Fund
Common Stocks—9.9%
Baltic Classifieds Group plc	$ 51,417	$—	$ 7,301	$(2,728)	$ 15,253	$ 56,641	29,622,573	$ 274	$—
Bouvet ASA(6)	32,964	—	11,131	5,450	(18,041)	—	—	295	—
Brockhaus Technologies AG(7)	11,694	—	3,763	(2,466)	9,304	14,769	602,594	—	—
Max Stock Ltd.(6)	12,788	—	2,938	(4,149)	18,478	—	—	826	—
Mortgage Advice Bureau Holdings Ltd.	28,962	—	893	(66)	8,113	36,116	3,945,678	614	—
Total	$137,825	$—	$26,026	$(3,959)	$ 33,107	$107,526		$2,009	$—
Footnote Legend:
(1)	The Duff & Phelps Real Asset Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2023, the Fund was the owner of record of 11% of the Virtus Duff & Phelps Select MLP and Energy Fund Class I and the owner of record of less than 10% of all other affiliated underlying funds.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Includes return of capital.
(4)	Amount is less than $500.
(5)	Includes return of capital dividend reclassification in the amount of $(95), relating to a prior year dividend which exceeded the aggregate of dividend income earned during the current year.
(6)	Issuer is not an affiliated investment of the Fund at March 31, 2023.
(7)	Non-income producing.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2023.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended March 31, 2023, were as follows:
	Purchases	Sales
Duff & Phelps Global Infrastructure Fund	$ 10,129	$ 14,868
Duff & Phelps Global Real Estate Securities Fund	63,606	106,429
Duff & Phelps International Real Estate Securities Fund	4,323	4,444
Duff & Phelps Real Asset Fund	1,474	3,820
Duff & Phelps Real Estate Securities Fund	78,076	102,966
KAR Developing Markets Fund	323	286
KAR Emerging Markets Small-Cap Fund	12,876	26,403
KAR International Small-Mid Cap Fund	38,485	334,571
Vontobel Emerging Markets Opportunities Fund	562,865	828,106
Vontobel Foreign Opportunities Fund	210,562	276,366
Vontobel Global Opportunities Fund	55,250	77,923
Vontobel Greater European Opportunities Fund	1,381	2,055
There were no purchases or sales of long-term securities for FORT Trend Fund during the six months ended March 31, 2023.
There  were no purchases or sales of long-term U.S. Government and agency securities during the six months ended March 31, 2023.
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	71	$ 1,024	235	$ 3,873	89	$ 2,736	210	$ 8,141
Reinvestment of distributions	200	2,763	113	1,828	3	101	15	653
Shares repurchased and cross class conversions	(197)	(2,831)	(245)	(4,022)	(145)	(4,494)	(191)	(7,251)
Net Increase / (Decrease)	74	$ 956	103	$ 1,679	(53)	$(1,657)	34	$ 1,543
Class C
Shares sold and cross class conversions	3	$ 37	31	$ 511	8	$ 248	79	$ 2,924
Reinvestment of distributions	23	321	16	269	—	—	4	132
Shares repurchased and cross class conversions	(55)	(783)	(139)	(2,281)	(27)	(810)	(62)	(2,138)
Net Increase / (Decrease)	(29)	$(425)	(92)	$(1,501)	(19)	$(562)	21	$ 918
Class I
Shares sold and cross class conversions	220	$ 3,190	429	$ 7,026	1,697	$ 51,185	3,749	$ 137,771
Reinvestment of distributions	254	3,514	153	2,472	68	2,015	298	11,968
Shares repurchased and cross class conversions	(293)	(4,259)	(592)	(9,630)	(3,125)	(93,021)	(3,546)	(124,467)
Net Increase / (Decrease)	181	$ 2,445	(10)	$(132)	(1,360)	$ (39,821)	501	$ 25,272
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	36	$ 509	106	$ 1,756	131	$ 3,989	458	$ 16,994
Reinvestment of distributions	69	960	42	675	37	1,090	85	3,414
Shares repurchased and cross class conversions	(105)	(1,522)	(93)	(1,514)	(228)	(7,023)	(252)	(9,314)
Net Increase / (Decrease)	— (1)	$(53)	55	$ 917	(60)	$(1,944)	291	$ 11,094

	Duff & Phelps International Real Estate Securities Fund				Duff & Phelps Real Asset Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	5	$ 32	18	$ 140	23	$ 303	133	$ 1,849
Reinvestment of distributions	—	—	7	52	9	113	6	84
Shares repurchased and cross class conversions	(66)	(384)	(86)	(665)	(74)	(950)	(214)	(2,843)
Net Increase / (Decrease)	(61)	$ (352)	(61)	$ (473)	(42)	$ (534)	(75)	$ (910)
Class C
Shares sold and cross class conversions	— (1)	$ 1	2	$ 14	7	$ 91	76	$ 1,037
Reinvestment of distributions	—	—	—	—	— (1)	2	— (1)	3
Shares repurchased and cross class conversions	(4)	(24)	(18)	(122)	(32)	(405)	(43)	(580)
Net Increase / (Decrease)	(4)	$ (23)	(16)	$ (108)	(25)	$ (312)	33	$ 460
Class I
Shares sold and cross class conversions	474	$ 2,820	669	$ 4,921	45	$ 587	386	$ 5,218
Reinvestment of distributions	—	—	65	516	9	110	6	83
Shares repurchased and cross class conversions	(520)	(3,182)	(598)	(4,488)	(189)	(2,426)	(363)	(4,804)
Net Increase / (Decrease)	(46)	$ (362)	136	$ 949	(135)	$ (1,729)	29	$ 497
Class R6
Shares sold and cross class conversions	—	$ —	—	$ —	—	$ —	8	$ 100
Net Increase / (Decrease)	—	$ —	—	$ —	—	$ —	8	$ 100

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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	Duff & Phelps Real Estate Securities Fund				FORT Trend Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	264	$ 5,225	864	$ 22,100	168	$ 2,250	756	$ 10,953
Reinvestment of distributions	533	9,928	228	6,019	—	—	—	—
Shares repurchased and cross class conversions	(649)	(12,874)	(1,461)	(37,438)	(617)	(8,145)	(1,179)	(17,061)
Net Increase / (Decrease)	148	$ 2,279	(369)	$ (9,319)	(449)	$ (5,895)	(423)	$ (6,108)
Class C
Shares sold and cross class conversions	12	$ 247	43	$ 1,092	5	$ 63	10	$ 130
Reinvestment of distributions	20	370	8	229	—	—	—	—
Shares repurchased and cross class conversions	(41)	(823)	(91)	(2,240)	(175)	(2,175)	(924)	(12,513)
Net Increase / (Decrease)	(9)	$ (206)	(40)	$ (919)	(170)	$ (2,112)	(914)	$ (12,383)
Class I
Shares sold and cross class conversions	1,362	$ 26,640	2,943	$ 73,762	184	$ 2,532	202	$ 2,983
Reinvestment of distributions	887	16,453	420	10,979	—	—	—	—
Shares repurchased and cross class conversions	(2,664)	(53,377)	(3,434)	(84,223)	(405)	(5,422)	(595)	(8,823)
Net Increase / (Decrease)	(415)	$ (10,284)	(71)	$ 518	(221)	$ (2,890)	(393)	$ (5,840)
Class R6
Shares sold and cross class conversions	980	$ 19,547	1,723	$ 43,154	— (1)	$ —(2)	1	$ 8
Reinvestment of distributions	549	10,230	283	7,461	—	—	—	—
Shares repurchased and cross class conversions	(740)	(14,740)	(3,171)	(82,026)	(2)	(26)	(15)	(204)
Net Increase / (Decrease)	789	$ 15,037	(1,165)	$ (31,411)	(2)	$ (26)	(14)	$ (196)

	KAR Developing Markets Fund				KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	— (1)	$ 1	3	$ 19	686	$ 8,533	1,023	$ 14,093
Reinvestment of distributions	— (1)	— (2)	—	—	—	—	277	4,301
Shares repurchased and cross class conversions	—	—	—	—	(1,106)	(13,425)	(1,745)	(24,597)
Net Increase / (Decrease)	— (1)	$ 1	3	$ 19	(420)	$ (4,892)	(445)	$ (6,203)
Class C
Shares sold and cross class conversions	—	$ —	—	$ —	188	$ 2,180	34	$ 488
Reinvestment of distributions	—	—	—	—	—	—	11	175
Shares repurchased and cross class conversions	—	—	—	—	(31)	(369)	(48)	(645)
Net Increase / (Decrease)	—	$ —	—	$ —	157	$ 1,811	(3)	$ 18
74

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	KAR Developing Markets Fund				KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	4	$ 31	2	$ 16	3,742	$ 46,054	8,664	$ 121,808
Reinvestment of distributions	— (1)	1	— (1)	— (2)	—	—	1,765	27,465
Shares repurchased and cross class conversions	(—) (1)	(2)	—	—	(3,941)	(48,033)	(13,435)	(183,571)
Net Increase / (Decrease)	4	$ 30	2	$ 16	(199)	$ (1,979)	(3,006)	$ (34,298)
Class R6
Shares sold and cross class conversions	1	$ 4	53	$ 433	1	$ 7	28	$ 372
Reinvestment of distributions	1	4	—	—	—	—	6	87
Shares repurchased and cross class conversions	(19)	(140)	—	—	(—) (1)	(—) (2)	(6)	(79)
Net Increase / (Decrease)	(17)	$ (132)	53	$ 433	1	$ 7	28	$ 380

	KAR International Small-Mid Cap Fund				Vontobel Emerging Markets Opportunities Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	250	$ 3,757	841	$ 15,750	2,604	$ 19,198	6,803	$ 64,459
Shares issued-merger (See Note 13)	—	—	24	607	—	—	—	—
Reinvestment of distributions	—	—	323	7,192	—	—	5,927	56,364
Shares repurchased and cross class conversions	(782)	(11,695)	(1,842)	(33,861)	(6,105)	(44,657)	(15,768)	(147,140)
Net Increase / (Decrease)	(532)	$ (7,938)	(654)	$ (10,312)	(3,501)	$ (25,459)	(3,038)	$ (26,317)
Class C
Shares sold and cross class conversions	31	$ 464	62	$ 1,230	75	$ 526	150	$ 1,341
Shares issued-merger (See Note 13)	—	—	12	311	—	—	—	—
Reinvestment of distributions	—	—	128	2,793	—	—	1,419	12,857
Shares repurchased and cross class conversions	(269)	(3,765)	(449)	(7,588)	(1,390)	(9,632)	(3,229)	(28,171)
Net Increase / (Decrease)	(238)	$ (3,301)	(247)	$ (3,254)	(1,315)	$ (9,106)	(1,660)	$ (13,973)
Class I
Shares sold and cross class conversions	11,099	$ 168,570	32,974	$ 632,173	37,416	$ 293,515	71,371	$ 682,721
Shares issued-merger (See Note 13)	—	—	1,501	38,692	—	—	—	—
Reinvestment of distributions	—	—	8,896	198,465	—	—	58,424	581,318
Shares repurchased and cross class conversions	(26,959)	(388,668)	(77,670)	(1,354,234)	(65,633)	(503,657)	(251,117)	(2,463,253)
Net Increase / (Decrease)	(15,860)	$ (220,098)	(34,299)	$ (484,904)	(28,217)	$ (210,142)	(121,322)	$ (1,199,214)
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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	KAR International Small-Mid Cap Fund				Vontobel Emerging Markets Opportunities Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	711	$ 10,536	2,374	$ 46,184	2,777	$ 21,072	4,120	$ 39,018
Shares issued-merger (See Note 13)	—	—	171	4,417	—	—	—	—
Reinvestment of distributions	—	—	832	18,561	—	—	2,328	23,279
Shares repurchased and cross class conversions	(2,166)	(31,395)	(8,131)	(136,701)	(5,011)	(38,572)	(9,520)	(99,799)
Net Increase / (Decrease)	(1,455)	$ (20,859)	(4,754)	$ (67,539)	(2,234)	$ (17,500)	(3,072)	$ (37,502)

	Vontobel Foreign Opportunities Fund				Vontobel Global Opportunities Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	224	$ 5,218	942	$ 25,901	130	$ 1,825	384	$ 6,809
Reinvestment of distributions	3	65	1,291	36,977	614	8,320	1,077	20,114
Shares repurchased and cross class conversions	(825)	(19,239)	(1,618)	(42,141)	(564)	(7,905)	(1,132)	(20,042)
Net Increase / (Decrease)	(598)	$ (13,956)	615	$ 20,737	180	$ 2,240	329	$ 6,881
Class C
Shares sold and cross class conversions	31	$ 685	17	$ 430	14	$ 154	56	$ 760
Reinvestment of distributions	— (1)	4	117	3,149	104	1,046	246	3,551
Shares repurchased and cross class conversions	(103)	(2,245)	(322)	(8,231)	(187)	(2,004)	(630)	(8,756)
Net Increase / (Decrease)	(72)	$ (1,556)	(188)	$ (4,652)	(69)	$ (804)	(328)	$ (4,445)
Class I
Shares sold and cross class conversions	2,293	$ 54,103	5,863	$ 155,649	2,488	$ 36,003	1,794	$ 29,502
Reinvestment of distributions	9	205	5,212	149,581	567	7,762	1,363	25,593
Shares repurchased and cross class conversions	(4,825)	(112,510)	(12,635)	(327,256)	(3,694)	(55,072)	(4,358)	(79,848)
Net Increase / (Decrease)	(2,523)	$ (58,202)	(1,560)	$ (22,026)	(639)	$ (11,307)	(1,201)	$ (24,753)
Class R6
Shares sold and cross class conversions	96	$ 2,298	606	$ 15,854	564	$ 8,075	327	$ 5,964
Reinvestment of distributions	1	23	399	11,478	454	6,261	824	15,552
Shares repurchased and cross class conversions	(453)	(10,548)	(531)	(14,124)	(542)	(7,886)	(1,169)	(19,568)
Net Increase / (Decrease)	(356)	$ (8,227)	474	$ 13,208	476	$ 6,450	(18)	$ 1,948

76

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	32	$ 337	60	$ 688
Reinvestment of distributions	—	—	9	114
Shares repurchased and cross class conversions	(36)	(383)	(59)	(705)
Net Increase / (Decrease)	(4)	$ (46)	10	$ 97
Class C
Shares sold and cross class conversions	— (1)	$ 2	— (1)	$ 3
Reinvestment of distributions	—	—	1	15
Shares repurchased and cross class conversions	(—) (1)	(3)	(8)	(84)
Net Increase / (Decrease)	— (1)	$ (1)	(7)	$ (66)
Class I
Shares sold and cross class conversions	13	$ 133	43	$ 495
Reinvestment of distributions	—	—	21	275
Shares repurchased and cross class conversions	(77)	(785)	(124)	(1,369)
Net Increase / (Decrease)	(64)	$ (652)	(60)	$ (599)
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
Note 7. 10% Shareholders
As of March 31, 2023, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Global Infrastructure Fund	13%	1
Duff & Phelps Global Real Estate Securities Fund	51	3
Duff & Phelps International Real Estate Securities Fund	75	1
Duff & Phelps Real Asset Fund	15	1
Duff & Phelps Real Estate Securities Fund	12	1
FORT Trend Fund	28	2
KAR Developing Markets Fund	89	2 *
KAR Emerging Markets Small-Cap Fund	57	3
KAR International Small-Mid Cap Fund	55	4
Vontobel Emerging Markets Opportunities Fund	47	2
Vontobel Foreign Opportunities Fund	28	1
Vontobel Global Opportunities Fund	30	2
Vontobel Greater European Opportunities Fund	57	3
*	Includes affiliated shareholder account(s).
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
77

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2023, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	49%
Duff & Phelps Global Infrastructure Fund	Industrials	26
KAR Developing Markets Fund	Industrials	32
KAR Emerging Markets Small-Cap Fund	Industrials	34
KAR International Small-Mid Cap Fund	Industrials	26
Vontobel Greater European Opportunities Fund	Industrials	29
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At March 31, 2023, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to July 7, 2023. Effective March 10, 2022, interest is charged at the higher of the SOFR (prior to effective date, LIBOR) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended March 31, 2023, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had outstanding loans during the six months period.  The borrowings were valued at cost, which approximates fair value.
78

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Duff & Phelps Global Real Estate Securities Fund	$ 3	$2,467	5.01%	9
Duff & Phelps Real Estate Securities Fund	1	2,300	4.14	4
KAR International Small-Mid Cap Fund	25	6,629	4.83	28
Vontobel Emerging Markets Opportunities Fund	2	3,500	5.42	4
Vontobel Global Opportunities Fund	9	8,038	5.02	8
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Global Infrastructure Fund	$ 75,097	$ 7,819	$ (3,980)	$ 3,839
Duff & Phelps Global Real Estate Securities Fund	346,324	44,768	(42,263)	2,505
Duff & Phelps International Real Estate Securities Fund	29,130	1,895	(6,247)	(4,352)
Duff & Phelps Real Asset Fund	24,802	5,593	(10,125)	(4,532)
Duff & Phelps Real Estate Securities Fund	277,431	121,305	(11,351)	109,954
FORT Trend Fund	100,411	861	(3,049)	(2,188)
KAR Developing Markets Fund	3,048	186	(498)	(312)
KAR Emerging Markets Small-Cap Fund	270,937	30,219	(44,885)	(14,666)
KAR International Small-Mid Cap Fund	1,164,474	183,452	(281,476)	(98,024)
Vontobel Emerging Markets Opportunities Fund	1,702,720	191,728	(181,487)	10,241
Vontobel Foreign Opportunities Fund	524,941	176,256	(17,269)	158,987
Vontobel Global Opportunities Fund	193,716	81,355	(8,805)	72,550
Vontobel Greater European Opportunities Fund	4,932	2,003	(185)	1,818
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2022, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Duff & Phelps International Real Estate Securities Fund	$ 1,532	$ 931
Duff & Phelps Real Asset Fund	12,956	2,438
FORT Trend Fund	406,072	262
Vontobel Emerging Markets Opportunities Fund	69,761	70,043
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Advisers and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
79

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS FORT TREND FUND, VIRTUS KAR DEVELOPING MARKETS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of each investment advisory agreement (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”), with respect to each Fund other than Virtus FORT Trend Fund, and between the Trust and Virtus Alternative Investment Advisers, Inc. (“VAIA”), with respect to Virtus FORT Trend Fund only (each of VAIA and VIA, an “Adviser”, and collectively, the “Advisers”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreements, the “Agreements”) among the Trust, VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”), with respect to Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps International Real Estate Securities Fund, Virtus Duff & Phelps Real Asset Fund and Virtus Duff & Phelps Real Estate Securities Fund; among the Trust, VAIA and FORT L.P. (“FORT”), with respect to Virtus FORT Trend Fund; among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”), with respect to Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small-Cap Fund and Virtus KAR International Small-Mid Cap Fund; and among the Trust, VIA and Vontobel Asset Management, Inc. (“Vontobel”), with respect to Virtus Vontobel Emerging Markets Opportunities Fund, Virtus Vontobel Foreign Opportunities Fund, Virtus Vontobel Global Opportunities Fund and Virtus Vontobel Greater European Opportunities Fund (each of Duff & Phelps, FORT, KAR and Vontobel, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on November 1, 2022, and November 14-16, 2022 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by each Adviser and Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by the Advisers and Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage.  The Board noted the affiliation of certain of the Subadvisers with the Advisers and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by each of the Advisers and Subadvisers; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of each Adviser under the respective Advisory Agreement; (e) any “fall-out” benefits to the Advisers, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, VAIA, the Subadvisers or their affiliates from the applicable Adviser’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to the Advisers and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
80

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS FORT TREND FUND, VIRTUS KAR DEVELOPING MARKETS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by each Adviser and Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, each Adviser is responsible for the management of the respective Fund’s(s’) investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering each Advisory Agreement, the Board considered the respective Adviser’s process for supervising and managing the respective Fund’s(s’) subadvisers, including (a) the Adviser’s ability to select and monitor subadviser(s); (b) the Adviser’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s(s’) respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) the Adviser’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. For each Adviser, the Trustees also considered: (a) the experience and capability of the Adviser’s management and other personnel; (b) the financial condition of the Adviser, and whether it had the financial wherewithal to provide a high level and quality of services to the respective Fund(s); (c) the quality of the Adviser’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by the Adviser and its affiliates to the Fund(s); (e) the Adviser’s supervision of the Fund’s(s’) other service providers; and (f) the Adviser’s risk management processes. It was noted that affiliates of the Advisers serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of each Adviser’s management and the quality of the performance of each Adviser’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s(s’) compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that each Adviser’s and Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by each Adviser and Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
81

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS FORT TREND FUND, VIRTUS KAR DEVELOPING MARKETS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process (the “Broadridge Report”). The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and their respective portfolio compositions, as well as each Subadviser’s investment strategies. The Board noted each Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each respective Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of each Adviser’s focus on each respective Subadviser’s performance and noted each Adviser’s performance in monitoring and responding to any performance issues with respect to each applicable Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2022.
Virtus Duff & Phelps Global Infrastructure Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund underperformed its benchmark for the 1- and 3-year periods and outperformed its benchmark for the 5- and 10-year periods.
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Duff & Phelps International Real Estate Securities Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus Duff & Phelps Real Asset Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, and 5-year periods and underperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus Duff & Phelps Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus FORT Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods and outperformed its benchmark for the 10-year period.
Virtus KAR Developing Markets Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date period and outperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund underperformed its benchmark for the year-to-date and 1-year periods.
Virtus KAR Emerging Markets Small-Cap Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1- and 3-year periods and outperformed its benchmark for the 5-year period.
82

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS FORT TREND FUND, VIRTUS KAR DEVELOPING MARKETS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus KAR International Small-Mid Cap Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the year-to-date, 1- and 3-year periods and outperformed the median of its Performance Universe for the 5-year period. The Board also noted that the Fund underperformed its Performance Universe for the year-to-date, 1- and 3-year periods and outperformed the median of its Performance Universe for the 5-year period.
Virtus Vontobel Emerging Markets Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-year period and underperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5-, and 10-year periods.
Virtus Vontobel Foreign Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and underperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-year period and outperformed its benchmark for the 3-, 5- and 10-year periods.
Virtus Vontobel Global Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the year-to-date and 1-year periods and underperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the year-to-date, 1-, 3- and 5-year periods.
Virtus Vontobel Greater European Opportunities Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 3-year period and underperformed its benchmark for the 1-, 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. With respect to the Virtus Duff & Phelps Real Asset Fund and Virtus FORT Trend Fund, the Board also considered that each Fund had changed subadviser(s) during the performance period shown, so that some of the performance shown was that of the prior subadviser(s). After reviewing these and related factors, the Board concluded that each Fund’s overall performance, reasons discussed for certain Fund’s underperformance and/or actions taken to address the underperformance, were satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by those Funds and their shareholders, and that VIA had proposed to lower the expense caps in place for Virtus KAR Developing Markets Fund and Virtus Vontobel Greater European Opportunities Fund and add new expense caps for Class A, C and I shares of Virtus Duff & Phelps Real Asset Fund. The Board also noted that the subadvisory fees were paid by each Adviser out of its advisory fees rather than paid separately by the Fund(s). In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by each Adviser after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe. The Trustees considered the Funds’ expenses in connection with the review of Fund performance.
83

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS FORT TREND FUND, VIRTUS KAR DEVELOPING MARKETS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus Duff & Phelps Global Infrastructure Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the third quintile of the Expense Universe.
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe
Virtus Duff & Phelps International Real Estate Securities Fund. The Board considered that the Fund’s net management fee was above the median of the Expense Universe and net total expenses after waivers were below the median of the Expense Universe.
Virtus Duff & Phelps Real Asset Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were each in the fifth quintile of the Expense Universe.
Virtus Duff & Phelps Real Estate Securities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus FORT Trend Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus KAR Developing Markets Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were each in the fifth quintile of the Expense Universe.
Virtus KAR Emerging Markets Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fifth quintile of the Expense Universe.
Virtus KAR International Small-Mid Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus Vontobel Emerging Markets Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus Vontobel Foreign Opportunities Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Vontobel Global Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus Vontobel Greater European Opportunities Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fifth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense caps to limit the total expenses of Virtus KAR Developing Markets Small-Cap Fund and Virtus Vontobel Greater European Opportunities Fund and the addition of new expense caps to limit the total expenses of Class A, C and I shares of Virtus Duff & Phelps Real Asset Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by the Advisers. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of each Adviser for its management of the applicable Fund(s) and any other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by the Advisers’ affiliates. In addition to the fees paid to each Adviser and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by each Adviser or its affiliates from their relationships with the Fund(s). The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to each Adviser and
84

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND, VIRTUS FORT TREND FUND, VIRTUS KAR DEVELOPING MARKETS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Fund(s) by each Adviser and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by each Adviser out of the fees that the respective Adviser receives under the respective Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Vontobel Asset Management, Inc. and FORT L.P., the unaffiliated Subadvisers, the Board relied on the ability of each Adviser to negotiate those Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether each Adviser realizes economies of scale as the Fund’s(s’) assets grow. The Board noted that the management fees for all of the Funds with investment advisory fees included breakpoints based on assets under management, and that expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure for each Fund. The Board also took into account the current sizes of the Funds. The Board also noted that VAIA and VIA, as applicable, had agreed to implement an extension of each Fund’s expense cap through January 31, 2024, and VIA had agreed to lower the expense caps applicable to Virtus KAR Developing Markets Fund and Virtus Vontobel Greater European Opportunities Fund and add new expense caps for Class A, C and I shares of Virtus Duff & Phelps Real Asset Fund. The Board then concluded that no other changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that the Advisers and the Funds may realize certain economies of scale if the assets of the Fund(s) were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund(s) would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current sizes of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by each Adviser and Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Advisers and several Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of the Advisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of the Advisers, there are no other direct benefits to the Subadvisers or the Advisers in providing investment advisory services to the Fund(s), other than the fees to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.
85

Virtus Duff & Phelps Real Asset Fund (the “Fund”),
a series of Virtus Opportunities Trust
Supplement dated March 23, 2023 to the Summary Prospectus
and the Virtus Opportunities Trust Statutory Prospectus, each dated January 27, 2023
IMPORTANT NOTICE TO INVESTORS
The following is added as the third paragraph in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund.
Class R6 shares have not had a full calendar year of operations; therefore, performance information for Class R6 Shares is not shown here.
The table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund, is hereby replaced in its entirety with the following:
	1 Year	5 Year	10 Years
Class I
Return Before Taxes	-2.42%	4.13%	3.23%
Return After Taxes on Distributions	-2.71%	3.61%	2.77%
Return After Taxes on Distributions and Sale of Fund Shares	-1.23%	3.08%	2.44%
Class A
Return Before Taxes	-8.03%	2.70%	2.39%
Class C
Return Before Taxes	-3.40%	3.06%	2.18%
MSCI All Country World Index (net) (reflects no deduction for fees, expenses or taxes)	-18.36%	5.23%	7.98%
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020/DPIM Real Asset Performance Reclass (03/2023)

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
F. Ford Drummond
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8638	05-23

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/25/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	5/25/2023

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	5/25/2023

*	Print the name and title of each signing officer under his or her signature.